UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04041

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Andrew J. DeLorme, Esq. Chief Legal Officer c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Report to Shareholders.

(a)	The Report to Shareholders is attached herewith.

State Street Income V.I.S. Fund

Class 1: SSIMX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Income V.I.S. Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$136	1.37%

How did the Fund perform last year and what affected its performance?

Duration allocation had a negative impact on performance and was the primary driver of Fund performance relative to the Index during the reporting period, while security selection had a positive impact. Our view in the fourth quarter of 2023 was that the economy, inflation and interest rates had peaked and were likely to decline over the reporting period. This outlook had the Fund begin the reporting period with a significant over-weight allocation to duration and a modest over-weight to credit sectors. The Fed cut the Fed Funds rate by 100bps, but the yield on the 10-year U.S. Treasury note increased from 3.88% to 4.57%, due to the positive expected economic impact from the Republican 2024 electoral sweep, during the reporting period. The Fund’s duration over-weight position contributed negatively to its performance relative to its Benchmark.

Security selection in the investment grade corporate and CMBS allocations generated positive excess returns, while agency MBS detracted from performance.

The Fund used treasury futures and index credit default swaps in order to actively manage duration and credit spread duration during the reporting period, with each product negatively contributing to Fund performance relative to the Index.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSIMX	Bloomberg US Aggregate Bond Index
12/31/14	$10,000	$10,000
01/31/15	$10,190	$10,210
02/28/15	$10,130	$10,114
03/31/15	$10,164	$10,161
04/30/15	$10,130	$10,124
05/31/15	$10,087	$10,100
06/30/15	$9,965	$9,990
07/31/15	$10,017	$10,059
08/31/15	$9,991	$10,045
09/30/15	$10,000	$10,113
10/31/15	$10,061	$10,114
11/30/15	$10,017	$10,088
12/31/15	$9,958	$10,055
01/31/16	$10,002	$10,193
02/29/16	$10,046	$10,266
03/31/16	$10,214	$10,360
04/30/16	$10,294	$10,400
05/31/16	$10,276	$10,402
06/30/16	$10,453	$10,589
07/31/16	$10,560	$10,656
08/31/16	$10,568	$10,644
09/30/16	$10,542	$10,638
10/31/16	$10,471	$10,556
11/30/16	$10,232	$10,307
12/31/16	$10,255	$10,321
01/31/17	$10,282	$10,341
02/28/17	$10,354	$10,411
03/31/17	$10,381	$10,405
04/30/17	$10,471	$10,486
05/31/17	$10,534	$10,566
06/30/17	$10,516	$10,556
07/31/17	$10,552	$10,601
08/31/17	$10,625	$10,696
09/30/17	$10,580	$10,645
10/31/17	$10,580	$10,652
11/30/17	$10,552	$10,638
12/31/17	$10,588	$10,687
01/31/18	$10,486	$10,564
02/28/18	$10,357	$10,464
03/31/18	$10,403	$10,531
04/30/18	$10,302	$10,452
05/31/18	$10,357	$10,527
06/30/18	$10,320	$10,514
07/31/18	$10,330	$10,516
08/31/18	$10,394	$10,584
09/30/18	$10,339	$10,516
10/31/18	$10,247	$10,433
11/30/18	$10,284	$10,495
12/31/18	$10,437	$10,688
01/31/19	$10,588	$10,801
02/28/19	$10,578	$10,795
03/31/19	$10,776	$11,002
04/30/19	$10,795	$11,005
05/31/19	$10,946	$11,201
06/30/19	$11,097	$11,341
07/31/19	$11,116	$11,366
08/31/19	$11,361	$11,661
09/30/19	$11,295	$11,599
10/31/19	$11,323	$11,634
11/30/19	$11,333	$11,628
12/31/19	$11,337	$11,620
01/31/20	$11,488	$11,843
02/29/20	$11,592	$12,056
03/31/20	$11,346	$11,985
04/30/20	$11,611	$12,198
05/31/20	$11,771	$12,255
06/30/20	$11,866	$12,332
07/31/20	$12,073	$12,517
08/31/20	$11,979	$12,416
09/30/20	$11,951	$12,409
10/31/20	$11,913	$12,353
11/30/20	$12,092	$12,475
12/31/20	$12,133	$12,492
01/31/21	$12,046	$12,402
02/28/21	$11,890	$12,223
03/31/21	$11,744	$12,071
04/30/21	$11,832	$12,166
05/31/21	$11,880	$12,206
06/30/21	$11,968	$12,291
07/31/21	$12,094	$12,429
08/31/21	$12,065	$12,405
09/30/21	$11,958	$12,298
10/31/21	$11,939	$12,294
11/30/21	$11,948	$12,331
12/31/21	$11,913	$12,299
01/31/22	$11,622	$12,034
02/28/22	$11,451	$11,900
03/31/22	$11,130	$11,569
04/30/22	$10,698	$11,130
05/31/22	$10,738	$11,202
06/30/22	$10,537	$11,026
07/31/22	$10,788	$11,296
08/31/22	$10,477	$10,977
09/30/22	$10,005	$10,502
10/31/22	$9,894	$10,366
11/30/22	$10,276	$10,748
12/31/22	$10,200	$10,699
01/31/23	$10,556	$11,028
02/28/23	$10,242	$10,743
03/31/23	$10,514	$11,016
04/30/23	$10,577	$11,083
05/31/23	$10,420	$10,962
06/30/23	$10,368	$10,923
07/31/23	$10,357	$10,915
08/31/23	$10,273	$10,846
09/30/23	$9,948	$10,570
10/31/23	$9,739	$10,403
11/30/23	$10,242	$10,874
12/31/23	$10,678	$11,291
01/31/24	$10,646	$11,260
02/29/24	$10,442	$11,100
03/31/24	$10,528	$11,203
04/30/24	$10,186	$10,920
05/31/24	$10,367	$11,105
06/30/24	$10,485	$11,210
07/31/24	$10,731	$11,472
08/31/24	$10,902	$11,637
09/30/24	$11,041	$11,793
10/31/24	$10,688	$11,500
11/30/24	$10,795	$11,622
12/31/24	$10,591	$11,432

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSIMX	(0.82%)	(1.35%)	0.58%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$8,916,380
  Number of Portfolio Holdings979
  Portfolio Turnover Rate52%
  Total Advisory Fees Paid$47,303

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 3.88%, due 08/15/33	8.9%
U.S. Treasury Notes, 2.75%, due 08/15/32	5.4%
Uniform Mortgage-Backed Security, TBA, 2.50%, due 01/01/55	4.7%
Uniform Mortgage-Backed Security, TBA, 6.00%, due 01/01/55	4.7%
Uniform Mortgage-Backed Security, TBA, 6.50%, due 01/01/55	2.9%
U.S. Treasury Notes, 3.88%, due 08/15/34	2.7%
Uniform Mortgage-Backed Security, TBA, 2.00%, due 01/01/55	2.6%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34	2.6%
U.S. Treasury Bonds, 3.00%, due 08/15/48	2.2%
Federal National Mortgage Association, 2.50%, due 03/01/51	1.9%

Top Security Type

Asset	%
U.S. Treasuries	31.8%
Agency Mortgage Backed	31.3%
Corporate Notes	27.2%
Short-Term Investments	19.9%
Non-Agency Collateralized Mortgage Obligations	6.2%
Agency Collateralized Mortgage Obligations	1.2%
Sovereign Bonds	0.4%
Municipal Bonds and Notes	0.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSIMX

State Street Premier Growth Equity V.I.S. Fund

Class 1: SPGSX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Premier Growth Equity V.I.S. Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$99	0.86%

How did the Fund perform last year and what affected its performance?

Primary drivers of performance relative to the Russell 1000 Growth Index included the following:

Outperformance and Overweight in IT. IT was one of the best performing Index sectors during the reporting period rising 40.6%. On top of this strong return, the Fund outperformed by 3.6%, adding value through overweight positions in companies that are beneficiaries of Artificial Intelligence investment such as Nvidia and Broadcom. Additionally, the Fund was overweight the sector, adding additional value. Outperformance in Industrials. The Fund benefitted from holdings including Eaton and Parker-Hannifin, which significantly outperformed during the reporting period , as they benefitted from a range of tailwinds including infrastructure/capex spending driven by reshoring, green investment, and increased data center demand. Additionally, the Fund did not own Uber, which underperformed.

Underperformance in Healthcare. The Healthcare sector, which is defensive, underperformed in the strong risk-on market. This impacted Fund positions including Thermo Fisher Scientific (life sciences tools & services), Astrazeneca (pharma), and Unitedhealth Group (services).

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPGSX	S&P 500® Index	Russell 1000® Growth Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,709	$9,700	$9,847
02/28/15	$10,375	$10,257	$10,503
03/31/15	$10,224	$10,095	$10,384
04/30/15	$10,260	$10,192	$10,436
05/31/15	$10,418	$10,323	$10,583
06/30/15	$10,290	$10,123	$10,396
07/31/15	$10,683	$10,335	$10,749
08/31/15	$9,897	$9,712	$10,096
09/30/15	$9,406	$9,471	$9,846
10/31/15	$10,474	$10,270	$10,694
11/30/15	$10,597	$10,301	$10,724
12/31/15	$10,330	$10,138	$10,567
01/31/16	$9,484	$9,635	$9,977
02/29/16	$9,463	$9,622	$9,973
03/31/16	$9,976	$10,275	$10,645
04/30/16	$9,933	$10,315	$10,548
05/31/16	$10,205	$10,500	$10,753
06/30/16	$10,007	$10,527	$10,711
07/31/16	$10,627	$10,915	$11,216
08/31/16	$10,659	$10,931	$11,160
09/30/16	$10,790	$10,933	$11,201
10/31/16	$10,509	$10,733	$10,938
11/30/16	$10,491	$11,131	$11,176
12/31/16	$10,585	$11,351	$11,314
01/31/17	$11,206	$11,566	$11,696
02/28/17	$11,678	$12,025	$12,182
03/31/17	$11,797	$12,039	$12,322
04/30/17	$12,017	$12,163	$12,604
05/31/17	$12,148	$12,334	$12,932
06/30/17	$12,332	$12,411	$12,898
07/31/17	$12,843	$12,666	$13,241
08/31/17	$13,006	$12,705	$13,483
09/30/17	$13,032	$12,967	$13,659
10/31/17	$13,239	$13,270	$14,188
11/30/17	$13,506	$13,677	$14,619
12/31/17	$13,585	$13,829	$14,733
01/31/18	$14,495	$14,621	$15,776
02/28/18	$14,088	$14,082	$15,363
03/31/18	$13,743	$13,724	$14,941
04/30/18	$13,667	$13,777	$14,994
05/31/18	$14,176	$14,108	$15,651
06/30/18	$14,354	$14,195	$15,801
07/31/18	$14,822	$14,724	$16,265
08/31/18	$15,329	$15,203	$17,155
09/30/18	$15,520	$15,290	$17,251
10/31/18	$14,259	$14,245	$15,708
11/30/18	$14,503	$14,535	$15,875
12/31/18	$13,223	$13,223	$14,510
01/31/19	$14,529	$14,282	$15,814
02/28/19	$14,933	$14,741	$16,380
03/31/19	$15,172	$15,027	$16,846
04/30/19	$15,941	$15,636	$17,607
05/31/19	$14,914	$14,642	$16,495
06/30/19	$16,068	$15,674	$17,628
07/31/19	$16,273	$15,899	$18,026
08/31/19	$16,010	$15,648	$17,888
09/30/19	$16,002	$15,940	$17,890
10/31/19	$16,731	$16,286	$18,394
11/30/19	$17,613	$16,877	$19,210
12/31/19	$18,159	$17,386	$19,790
01/31/20	$18,507	$17,379	$20,232
02/29/20	$17,414	$15,949	$18,854
03/31/20	$15,699	$13,979	$17,000
04/30/20	$17,907	$15,771	$19,515
05/31/20	$19,120	$16,522	$20,825
06/30/20	$19,817	$16,850	$21,732
07/31/20	$21,133	$17,801	$23,404
08/31/20	$23,267	$19,080	$25,819
09/30/20	$22,114	$18,355	$24,604
10/31/20	$21,426	$17,867	$23,769
11/30/20	$23,451	$19,823	$26,203
12/31/20	$24,263	$20,585	$27,408
01/31/21	$23,914	$20,377	$27,205
02/28/21	$24,380	$20,939	$27,199
03/31/21	$25,114	$21,856	$27,666
04/30/21	$26,910	$23,022	$29,548
05/31/21	$26,708	$23,183	$29,140
06/30/21	$27,922	$23,724	$30,968
07/31/21	$28,682	$24,288	$31,988
08/31/21	$29,469	$25,026	$33,184
09/30/21	$27,709	$23,863	$31,326
10/31/21	$29,623	$25,534	$34,039
11/30/21	$29,579	$25,357	$34,247
12/31/21	$30,322	$26,494	$34,971
01/31/22	$28,647	$25,123	$31,970
02/28/22	$27,071	$24,371	$30,612
03/31/22	$27,576	$25,276	$31,809
04/30/22	$24,323	$23,071	$27,968
05/31/22	$23,832	$23,114	$27,318
06/30/22	$21,856	$21,206	$25,154
07/31/22	$24,449	$23,161	$28,173
08/31/22	$23,009	$22,217	$26,861
09/30/22	$20,543	$20,170	$24,249
10/31/22	$21,596	$21,804	$25,667
11/30/22	$22,801	$23,022	$26,836
12/31/22	$21,094	$21,696	$24,782
01/31/23	$23,399	$23,059	$26,847
02/28/23	$22,772	$22,496	$26,528
03/31/23	$24,062	$23,322	$28,342
04/30/23	$24,407	$23,686	$28,621
05/31/23	$25,828	$23,789	$29,926
06/30/23	$27,558	$25,361	$31,972
07/31/23	$28,505	$26,176	$33,050
08/31/23	$28,278	$25,759	$32,753
09/30/23	$26,715	$24,531	$30,972
10/31/23	$26,526	$24,015	$30,531
11/30/23	$29,453	$26,208	$33,859
12/31/23	$30,856	$27,399	$35,358
01/31/24	$31,833	$27,859	$36,240
02/29/24	$34,178	$29,347	$38,713
03/31/24	$34,836	$30,291	$39,394
04/30/24	$33,327	$29,054	$37,723
05/31/24	$35,345	$30,494	$39,981
06/30/24	$37,710	$31,589	$42,677
07/31/24	$37,399	$31,973	$41,951
08/31/24	$37,677	$32,749	$42,825
09/30/24	$38,569	$33,448	$44,038
10/31/24	$38,418	$33,145	$43,893
11/30/24	$40,198	$35,090	$46,740
12/31/24	$40,438	$34,254	$47,152

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPGSX	31.06%	17.37%	15.00%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$34,525,116
  Number of Portfolio Holdings36
  Portfolio Turnover Rate28%
  Total Advisory Fees Paid$224,815

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
NVIDIA Corp.	12.6%
Microsoft Corp.	12.2%
Amazon.com, Inc.	8.4%
Meta Platforms, Inc., Class A	6.0%
Apple, Inc.	4.8%
Broadcom, Inc.	4.7%
Alphabet, Inc., Class C	4.5%
Alphabet, Inc., Class A	4.1%
The Technology Select Sector SPDR Fund	3.9%
Visa, Inc., Class A	2.8%

Top Ten Industry

Industry	%
Semiconductors & Semiconductor Equipment	20.4%
Software	19.9%
Interactive Media & Services	14.6%
Broadline Retail	8.4%
Financial Services	5.2%
Technology Hardware, Storage & Peripherals	4.8%
Specialty Retail	4.5%
Exchange Traded & Mutual Funds	3.9%
Machinery	1.5%
Trading Companies & Distributors	1.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SPGSX

State Street Real Estate Securities V.I.S. Fund

Class 1: SSRSX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Real Estate Securities V.I.S. Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$106	1.01%

How did the Fund perform last year and what affected its performance?

The portfolio generated outperformance relative to the benchmark from both stock selection and sector allocation. Positioning within the Health Care and Shopping Center sectors was the primary driver of alpha. Outperformance in Health Care came from overweight positions in Seniors’ Housing and underweights to Life Sciences and Medical Office properties. Shopping Centers saw strong capital markets activity in Q4 which directly benefited the portfolio’s positions and raised valuations across the sector. Positioning within the Net Lease, Hotel, and Office sectors also contributed to stock selection. Overweight allocations in the strongest-performing sectors like Data Centers, Health Care, Office, and Shopping Centers also added to strong absolute and relative performance. The underweight allocation to Industrial, which faced the stiffest challenge during the year, contributed to relative performance. Underweights in two sectors that outperformed, Regional Malls and Specialty, partially detracted from relative performance. Both sectors gained on optimism for strong economic growth. The impact of fees and expenses also detracted; however, the net performance of the Fund outperformed the Index by more than 170 basis points in 2024.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSRSX	S&P 500® Index	FTSE NAREIT Equity REITs Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$10,651	$9,700	$10,671
02/28/15	$10,312	$10,257	$10,299
03/31/15	$10,488	$10,095	$10,475
04/30/15	$9,905	$10,192	$9,900
05/31/15	$9,871	$10,323	$9,888
06/30/15	$9,450	$10,123	$9,433
07/31/15	$10,020	$10,335	$9,965
08/31/15	$9,410	$9,712	$9,348
09/30/15	$9,729	$9,471	$9,621
10/31/15	$10,285	$10,270	$10,186
11/30/15	$10,244	$10,301	$10,133
12/31/15	$10,456	$10,138	$10,320
01/31/16	$10,095	$9,635	$9,974
02/29/16	$10,063	$9,622	$9,932
03/31/16	$11,077	$10,275	$10,939
04/30/16	$10,794	$10,315	$10,678
05/31/16	$11,070	$10,500	$10,937
06/30/16	$11,871	$10,527	$11,700
07/31/16	$12,367	$10,915	$12,186
08/31/16	$11,934	$10,931	$11,739
09/30/16	$11,691	$10,933	$11,532
10/31/16	$11,007	$10,733	$10,880
11/30/16	$10,818	$11,131	$10,697
12/31/16	$11,293	$11,351	$11,199
01/31/17	$11,256	$11,566	$11,212
02/28/17	$11,649	$12,025	$11,594
03/31/17	$11,384	$12,039	$11,329
04/30/17	$11,338	$12,163	$11,343
05/31/17	$11,265	$12,334	$11,255
06/30/17	$11,484	$12,411	$11,501
07/31/17	$11,649	$12,666	$11,642
08/31/17	$11,667	$12,705	$11,612
09/30/17	$11,603	$12,967	$11,609
10/31/17	$11,576	$13,270	$11,497
11/30/17	$11,913	$13,677	$11,809
12/31/17	$11,952	$13,829	$11,784
01/31/18	$11,467	$14,621	$11,292
02/28/18	$10,594	$14,082	$10,421
03/31/18	$11,030	$13,724	$10,818
04/30/18	$11,186	$13,777	$10,973
05/31/18	$11,525	$14,108	$11,406
06/30/18	$12,039	$14,195	$11,904
07/31/18	$12,098	$14,724	$11,999
08/31/18	$12,476	$15,203	$12,364
09/30/18	$12,166	$15,290	$12,050
10/31/18	$11,739	$14,245	$11,693
11/30/18	$12,263	$14,535	$12,247
12/31/18	$11,270	$13,223	$11,239
01/31/19	$12,575	$14,282	$12,560
02/28/19	$12,655	$14,741	$12,651
03/31/19	$13,101	$15,027	$13,075
04/30/19	$13,101	$15,636	$13,044
05/31/19	$13,141	$14,642	$13,073
06/30/19	$13,323	$15,674	$13,238
07/31/19	$13,475	$15,899	$13,407
08/31/19	$14,001	$15,648	$13,863
09/30/19	$14,375	$15,940	$14,269
10/31/19	$14,588	$16,286	$14,464
11/30/19	$14,315	$16,877	$14,246
12/31/19	$14,217	$17,386	$14,161
01/31/20	$14,382	$17,379	$14,332
02/29/20	$13,292	$15,949	$13,185
03/31/20	$10,673	$13,979	$10,295
04/30/20	$11,488	$15,771	$11,149
05/31/20	$11,587	$16,522	$11,171
06/30/20	$11,928	$16,850	$11,512
07/31/20	$12,412	$17,801	$11,978
08/31/20	$12,456	$19,080	$12,072
09/30/20	$12,060	$18,355	$11,677
10/31/20	$11,730	$17,867	$11,372
11/30/20	$13,050	$19,823	$12,614
12/31/20	$13,473	$20,585	$13,028
01/31/21	$13,394	$20,377	$13,042
02/28/21	$13,899	$20,939	$13,565
03/31/21	$14,594	$21,856	$14,184
04/30/21	$15,759	$23,022	$15,327
05/31/21	$15,927	$23,183	$15,484
06/30/21	$16,376	$23,724	$15,889
07/31/21	$17,228	$24,288	$16,653
08/31/21	$17,474	$25,026	$16,959
09/30/21	$16,555	$23,863	$16,044
10/31/21	$17,766	$25,534	$17,263
11/30/21	$17,508	$25,357	$17,147
12/31/21	$19,105	$26,494	$18,661
01/31/22	$17,840	$25,123	$17,383
02/28/22	$17,276	$24,371	$16,839
03/31/22	$18,404	$25,276	$17,942
04/30/22	$17,633	$23,071	$17,154
05/31/22	$16,533	$23,114	$16,084
06/30/22	$15,378	$21,206	$14,892
07/31/22	$16,753	$23,161	$16,241
08/31/22	$15,680	$22,217	$15,271
09/30/22	$13,713	$20,170	$13,411
10/31/22	$14,263	$21,804	$14,068
11/30/22	$15,130	$23,022	$14,879
12/31/22	$14,343	$21,696	$14,114
01/31/23	$15,864	$23,059	$15,621
02/28/23	$15,095	$22,496	$14,871
03/31/23	$14,719	$23,322	$14,493
04/30/23	$14,899	$23,686	$14,614
05/31/23	$14,392	$23,789	$14,143
06/30/23	$15,161	$25,361	$14,872
07/31/23	$15,569	$26,176	$15,296
08/31/23	$15,030	$25,759	$14,820
09/30/23	$13,999	$24,531	$13,812
10/31/23	$13,362	$24,015	$13,209
11/30/23	$14,833	$26,208	$14,604
12/31/23	$16,279	$27,399	$16,052
01/31/24	$15,627	$27,859	$15,386
02/29/24	$15,911	$29,347	$15,698
03/31/24	$16,196	$30,291	$16,021
04/30/24	$15,092	$29,054	$14,897
05/31/24	$15,845	$30,494	$15,581
06/30/24	$16,279	$31,589	$16,031
07/31/24	$17,332	$31,973	$17,029
08/31/24	$18,486	$32,749	$18,120
09/30/24	$19,030	$33,448	$18,610
10/31/24	$18,554	$33,145	$18,070
11/30/24	$19,352	$35,090	$18,846
12/31/24	$17,983	$34,254	$17,454

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSRSX	10.46%	4.81%	6.04%
S&P 500® Index	25.02%	14.53%	13.10%
FTSE NAREIT Equity REITs Index	8.73%	4.27%	5.73%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$21,619,006
  Number of Portfolio Holdings48
  Portfolio Turnover Rate38%
  Total Advisory Fees Paid$391,833

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Equinix, Inc.	8.7%
Prologis, Inc.	6.9%
Welltower, Inc.	6.3%
Digital Realty Trust, Inc.	4.8%
UDR, Inc.	4.1%
Invitation Homes, Inc.	4.1%
Ventas, Inc.	3.9%
Extra Space Storage, Inc.	3.8%
Equity Residential	3.6%
Simon Property Group, Inc.	3.5%

Top Industry

Industry	%
Specialized REITs	27.8%
Retail REITs	17.1%
Residential REITs	17.0%
Health Care REITs	16.2%
Industrial REITs	12.1%
Office REITs	5.2%
Hotel & Resort REITs	3.2%
Diversified REITs	0.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSRSX

State Street S&P 500 Index V.I.S. Fund

Class 1: SSSPX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street S&P 500 Index V.I.S. Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$34	0.30%

How did the Fund perform last year and what affected its performance?

Global economic activity expanded further in the fourth quarter, closing 2024 on a high note as strong growth in service sector activity offset manufacturing weakness. U.S. equities delivered a strong performance in 2024, with the S&P 500 bringing the year’s tally to almost 25%, making it the top-performing equity market. While the Magnificent Seven continued to generate outsized returns, broader economic momentum began to translate into stronger earnings expectations, a trend likely to persist into 2025. Inflation ticked higher in major developed economies, sitting above central banks targets, while unemployment rate remained at or near historical lows. Although this outlook has risks, viz. tariffs and deportations, lower interest rates should spur demand. All sectors but materials were positive, with communication services (+39.76%) and information technology (+36.33%) leading the performance. The weakest sector was materials (-0.67%). On security basis top positive securities were NVIDIA, Apple, and Amazon. The weakest contributors were Intel, Adobe, and Boeing.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSSPX	S&P 500® Index
12/31/14	$10,000	$10,000
01/31/15	$9,697	$9,700
02/28/15	$10,251	$10,257
03/31/15	$10,085	$10,095
04/30/15	$10,180	$10,192
05/31/15	$10,309	$10,323
06/30/15	$10,107	$10,123
07/31/15	$10,320	$10,335
08/31/15	$9,691	$9,712
09/30/15	$9,448	$9,471
10/31/15	$10,243	$10,270
11/30/15	$10,270	$10,301
12/31/15	$10,107	$10,138
01/31/16	$9,601	$9,635
02/29/16	$9,590	$9,622
03/31/16	$10,239	$10,275
04/30/16	$10,272	$10,315
05/31/16	$10,454	$10,500
06/30/16	$10,476	$10,527
07/31/16	$10,862	$10,915
08/31/16	$10,873	$10,931
09/30/16	$10,871	$10,933
10/31/16	$10,672	$10,733
11/30/16	$11,066	$11,131
12/31/16	$11,281	$11,351
01/31/17	$11,494	$11,566
02/28/17	$11,948	$12,025
03/31/17	$11,960	$12,039
04/30/17	$12,081	$12,163
05/31/17	$12,246	$12,334
06/30/17	$12,320	$12,411
07/31/17	$12,568	$12,666
08/31/17	$12,604	$12,705
09/30/17	$12,860	$12,967
10/31/17	$13,155	$13,270
11/30/17	$13,557	$13,677
12/31/17	$13,707	$13,829
01/31/18	$14,487	$14,621
02/28/18	$13,949	$14,082
03/31/18	$13,592	$13,724
04/30/18	$13,639	$13,777
05/31/18	$13,962	$14,108
06/30/18	$14,046	$14,195
07/31/18	$14,562	$14,724
08/31/18	$15,034	$15,203
09/30/18	$15,115	$15,290
10/31/18	$14,074	$14,245
11/30/18	$14,363	$14,535
12/31/18	$13,059	$13,223
01/31/19	$14,100	$14,282
02/28/19	$14,548	$14,741
03/31/19	$14,829	$15,027
04/30/19	$15,425	$15,636
05/31/19	$14,439	$14,642
06/30/19	$15,452	$15,674
07/31/19	$15,672	$15,899
08/31/19	$15,418	$15,648
09/30/19	$15,706	$15,940
10/31/19	$16,038	$16,286
11/30/19	$16,617	$16,877
12/31/19	$17,113	$17,386
01/31/20	$17,102	$17,379
02/29/20	$15,688	$15,949
03/31/20	$13,728	$13,979
04/30/20	$15,486	$15,771
05/31/20	$16,220	$16,522
06/30/20	$16,540	$16,850
07/31/20	$17,469	$17,801
08/31/20	$18,721	$19,080
09/30/20	$18,001	$18,355
10/31/20	$17,520	$17,867
11/30/20	$19,433	$19,823
12/31/20	$20,180	$20,585
01/31/21	$19,974	$20,377
02/28/21	$20,519	$20,939
03/31/21	$21,416	$21,856
04/30/21	$22,555	$23,022
05/31/21	$22,704	$23,183
06/30/21	$23,225	$23,724
07/31/21	$23,762	$24,288
08/31/21	$24,477	$25,026
09/30/21	$23,334	$23,863
10/31/21	$24,958	$25,534
11/30/21	$24,776	$25,357
12/31/21	$25,884	$26,494
01/31/22	$24,540	$25,123
02/28/22	$23,812	$24,371
03/31/22	$24,688	$25,276
04/30/22	$22,535	$23,071
05/31/22	$22,567	$23,114
06/30/22	$20,692	$21,206
07/31/22	$22,598	$23,161
08/31/22	$21,672	$22,217
09/30/22	$19,667	$20,170
10/31/22	$21,263	$21,804
11/30/22	$22,445	$23,022
12/31/22	$21,144	$21,696
01/31/23	$22,467	$23,059
02/28/23	$21,913	$22,496
03/31/23	$22,709	$23,322
04/30/23	$23,057	$23,686
05/31/23	$23,152	$23,789
06/30/23	$24,675	$25,361
07/31/23	$25,465	$26,176
08/31/23	$25,054	$25,759
09/30/23	$23,858	$24,531
10/31/23	$23,357	$24,015
11/30/23	$25,481	$26,208
12/31/23	$26,632	$27,399
01/31/24	$27,074	$27,859
02/29/24	$28,514	$29,347
03/31/24	$29,425	$30,291
04/30/24	$28,216	$29,054
05/31/24	$29,607	$30,494
06/30/24	$30,661	$31,589
07/31/24	$31,025	$31,973
08/31/24	$31,770	$32,749
09/30/24	$32,443	$33,448
10/31/24	$32,140	$33,145
11/30/24	$34,011	$35,090
12/31/24	$33,191	$34,254

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSSPX	24.63%	14.17%	12.75%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$200,149,123
  Number of Portfolio Holdings506
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$486,755

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Apple, Inc.	7.6%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.3%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.6%
Tesla, Inc.	2.3%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.2%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.7%

Top Ten Industry

Industry	%
Semiconductors & Semiconductor Equipment	11.5%
Software	10.4%
Technology Hardware, Storage & Peripherals	7.9%
Interactive Media & Services	6.6%
Financial Services	4.4%
Broadline Retail	4.2%
Banks	3.4%
Capital Markets	3.1%
Pharmaceuticals	3.1%
Oil, Gas & Consumable Fuels	2.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSSPX

State Street Small-Cap Equity V.I.S. Fund

Class 1: SSSEX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Small-Cap Equity V.I.S. Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$151	1.44%

How did the Fund perform last year and what affected its performance?

Champlain, Palisade and Kennedy were primary drivers of Fund performance over the reporting period, relative to the funds Index. Champlain and Palisade, both core allocations within the portfolio had a very strong relative year, outperforming the Index by 3.45% and 2.06%, respectively, followed by Kennedy outperforming by 2.91%. SouthernSun, another core allocation and Westfield, the funds growth manager each had a tougher year underperforming the index by -5.87% and -2.49%, respectively.

From a sector standpoint over the last year, sector allocations were the main driver of relative results while security selection offset some of the positive results and detracted from relative results. Security selection in consumer discretionary and financials, along with allocation effect in consumer staples and health care were top contributors. Top detractors were security selection in consumer staples and healthcare over the reporting period.

On an individual security level, the top relative contributors to the Fund’s performance were Boot Barn Holdings, Pure Storage and Dycom Industries. The top relative detractors over the reporting period were MGP Ingredients, Super Micro Computer and Darling International.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSSEX	S&P 500® Index	Russell 2000® Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,562	$9,700	$9,678
02/28/15	$10,250	$10,257	$10,253
03/31/15	$10,396	$10,095	$10,432
04/30/15	$10,202	$10,192	$10,165
05/31/15	$10,327	$10,323	$10,398
06/30/15	$10,459	$10,123	$10,475
07/31/15	$10,306	$10,335	$10,354
08/31/15	$9,729	$9,712	$9,703
09/30/15	$9,277	$9,471	$9,227
10/31/15	$9,785	$10,270	$9,747
11/30/15	$10,083	$10,301	$10,064
12/31/15	$9,588	$10,138	$9,559
01/31/16	$8,873	$9,635	$8,718
02/29/16	$8,935	$9,622	$8,718
03/31/16	$9,706	$10,275	$9,413
04/30/16	$9,949	$10,315	$9,561
05/31/16	$10,138	$10,500	$9,777
06/30/16	$10,161	$10,527	$9,770
07/31/16	$10,696	$10,915	$10,354
08/31/16	$10,924	$10,931	$10,537
09/30/16	$10,924	$10,933	$10,654
10/31/16	$10,601	$10,733	$10,148
11/30/16	$11,615	$11,131	$11,279
12/31/16	$11,866	$11,351	$11,595
01/31/17	$11,957	$11,566	$11,641
02/28/17	$12,163	$12,025	$11,866
03/31/17	$12,188	$12,039	$11,881
04/30/17	$12,361	$12,163	$12,012
05/31/17	$12,188	$12,334	$11,767
06/30/17	$12,468	$12,411	$12,174
07/31/17	$12,558	$12,666	$12,264
08/31/17	$12,344	$12,705	$12,108
09/30/17	$13,036	$12,967	$12,864
10/31/17	$13,119	$13,270	$12,974
11/30/17	$13,382	$13,677	$13,348
12/31/17	$13,374	$13,829	$13,294
01/31/18	$13,710	$14,621	$13,641
02/28/18	$13,147	$14,082	$13,113
03/31/18	$13,265	$13,724	$13,283
04/30/18	$13,420	$13,777	$13,397
05/31/18	$14,200	$14,108	$14,211
06/30/18	$14,391	$14,195	$14,312
07/31/18	$14,636	$14,724	$14,562
08/31/18	$15,217	$15,203	$15,190
09/30/18	$15,018	$15,290	$14,824
10/31/18	$13,356	$14,245	$13,214
11/30/18	$13,665	$14,535	$13,424
12/31/18	$12,077	$13,223	$11,830
01/31/19	$13,410	$14,282	$13,160
02/28/19	$14,033	$14,741	$13,845
03/31/19	$13,796	$15,027	$13,555
04/30/19	$14,387	$15,636	$14,015
05/31/19	$13,227	$14,642	$12,925
06/30/19	$14,226	$15,674	$13,839
07/31/19	$14,269	$15,899	$13,918
08/31/19	$13,581	$15,648	$13,231
09/30/19	$14,054	$15,940	$13,507
10/31/19	$14,301	$16,286	$13,862
11/30/19	$14,903	$16,877	$14,433
12/31/19	$15,232	$17,386	$14,849
01/31/20	$14,595	$17,379	$14,373
02/29/20	$13,137	$15,949	$13,163
03/31/20	$10,440	$13,979	$10,303
04/30/20	$11,933	$15,771	$11,718
05/31/20	$12,697	$16,522	$12,481
06/30/20	$12,963	$16,850	$12,922
07/31/20	$13,623	$17,801	$13,280
08/31/20	$14,225	$19,080	$14,028
09/30/20	$13,554	$18,355	$13,559
10/31/20	$14,017	$17,867	$13,843
11/30/20	$16,204	$19,823	$16,395
12/31/20	$17,445	$20,585	$17,813
01/31/21	$17,850	$20,377	$18,709
02/28/21	$19,064	$20,939	$19,876
03/31/21	$19,671	$21,856	$20,075
04/30/21	$20,313	$23,022	$20,497
05/31/21	$20,337	$23,183	$20,539
06/30/21	$20,277	$23,724	$20,937
07/31/21	$20,206	$24,288	$20,181
08/31/21	$20,563	$25,026	$20,632
09/30/21	$19,849	$23,863	$20,024
10/31/21	$20,813	$25,534	$20,876
11/30/21	$20,158	$25,357	$20,006
12/31/21	$21,027	$26,494	$20,453
01/31/22	$19,351	$25,123	$18,484
02/28/22	$19,253	$24,371	$18,681
03/31/22	$19,267	$25,276	$18,914
04/30/22	$17,788	$23,071	$17,039
05/31/22	$17,901	$23,114	$17,065
06/30/22	$16,591	$21,206	$15,661
07/31/22	$18,182	$23,161	$17,296
08/31/22	$17,675	$22,217	$16,942
09/30/22	$16,196	$20,170	$15,319
10/31/22	$18,239	$21,804	$17,005
11/30/22	$18,872	$23,022	$17,402
12/31/22	$17,790	$21,696	$16,273
01/31/23	$19,405	$23,059	$17,859
02/28/23	$19,180	$22,496	$17,557
03/31/23	$18,373	$23,322	$16,718
04/30/23	$18,044	$23,686	$16,418
05/31/23	$17,655	$23,789	$16,266
06/30/23	$19,195	$25,361	$17,589
07/31/23	$20,032	$26,176	$18,664
08/31/23	$19,300	$25,759	$17,731
09/30/23	$18,164	$24,531	$16,687
10/31/23	$16,998	$24,015	$15,549
11/30/23	$18,209	$26,208	$16,956
12/31/23	$20,201	$27,399	$19,028
01/31/24	$19,532	$27,859	$18,288
02/29/24	$20,577	$29,347	$19,322
03/31/24	$21,214	$30,291	$20,013
04/30/24	$19,923	$29,054	$18,605
05/31/24	$20,756	$30,494	$19,538
06/30/24	$20,446	$31,589	$19,357
07/31/24	$21,883	$31,973	$21,324
08/31/24	$22,063	$32,749	$21,006
09/30/24	$22,226	$33,448	$21,152
10/31/24	$21,769	$33,145	$20,847
11/30/24	$24,022	$35,090	$23,134
12/31/24	$22,286	$34,254	$21,223

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSSEX	10.32%	7.91%	8.34%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 2000® Index	11.54%	7.40%	7.82%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$25,277,576
  Number of Portfolio Holdings326
  Portfolio Turnover Rate42%
  Total Advisory Fees Paid$244,658

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Belden, Inc.	1.3%
Enerpac Tool Group Corp.	1.3%
Brink's Co.	1.2%
Darling Ingredients, Inc.	1.1%
Boot Barn Holdings, Inc.	1.1%
U.S. Physical Therapy, Inc.	1.1%
Louisiana-Pacific Corp.	1.1%
Cullen/Frost Bankers, Inc.	1.1%
Repligen Corp.	1.0%
RB Global, Inc.	0.9%

Top Ten Industry

Industry	%
Banks	9.3%
Machinery	8.6%
Software	7.6%
Healthcare Equipment & Supplies	4.9%
Commercial Services & Supplies	4.3%
Specialty Retail	3.7%
Chemicals	3.4%
Food Products	3.2%
Insurance	3.2%
Electronic Equipment, Instruments & Components	3.1%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. For more information contact 1-800-242-0134 (toll free) or wait for the next filing to be available.

As approved by the Board of Trustees of the Trust, Westfield Capital Management Company, L.P. became a sub-adviser to the Fund effective March 1, 2024.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSSEX

State Street Total Return V.I.S. Fund

Class 1: SSTIX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Total Return V.I.S. Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$63	0.60%

How did the Fund perform last year and what affected its performance?

The main drivers of the Fund outperformance relative to the blended benchmark was the overweight position to US equity and the underweight position to US investment grade fixed income throughout the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were U.S. Large Cap Equity, Emerging Market Equity, and U.S. Small Cap Equity. The Fund’s position in non-US Government bonds was a negative contributor to the Fund’s performance on an absolute basis during the reporting period. Tactical positioning within global equity and fixed income markets were the primary drivers of Fund performance during the reporting period relative to the Index. The Fund did not invest in derivatives during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSTIX	S&P 500® Index	Bloomberg US Aggregate Bond Index	MSCI All Country World Index ex-USA
12/31/14	$10,000	$10,000	$10,000	$10,000
01/31/15	$9,936	$9,700	$10,210	$9,985
02/28/15	$10,271	$10,257	$10,114	$10,519
03/31/15	$10,181	$10,095	$10,161	$10,349
04/30/15	$10,330	$10,192	$10,124	$10,872
05/31/15	$10,340	$10,323	$10,100	$10,702
06/30/15	$10,159	$10,123	$9,990	$10,403
07/31/15	$10,239	$10,335	$10,059	$10,375
08/31/15	$9,798	$9,712	$10,045	$9,582
09/30/15	$9,612	$9,471	$10,113	$9,137
10/31/15	$10,069	$10,270	$10,114	$9,818
11/30/15	$10,021	$10,301	$10,088	$9,615
12/31/15	$9,887	$10,138	$10,055	$9,434
01/31/16	$9,590	$9,635	$10,193	$8,792
02/29/16	$9,562	$9,622	$10,266	$8,692
03/31/16	$10,027	$10,275	$10,360	$9,398
04/30/16	$10,116	$10,315	$10,400	$9,646
05/31/16	$10,139	$10,500	$10,402	$9,483
06/30/16	$10,183	$10,527	$10,589	$9,338
07/31/16	$10,447	$10,915	$10,656	$9,800
08/31/16	$10,469	$10,931	$10,644	$9,862
09/30/16	$10,503	$10,933	$10,638	$9,983
10/31/16	$10,357	$10,733	$10,556	$9,840
11/30/16	$10,368	$11,131	$10,307	$9,612
12/31/16	$10,514	$11,351	$10,321	$9,858
01/31/17	$10,688	$11,566	$10,341	$10,207
02/28/17	$10,915	$12,025	$10,411	$10,370
03/31/17	$10,979	$12,039	$10,405	$10,633
04/30/17	$11,113	$12,163	$10,486	$10,860
05/31/17	$11,287	$12,334	$10,566	$11,213
06/30/17	$11,322	$12,411	$10,556	$11,248
07/31/17	$11,532	$12,666	$10,601	$11,662
08/31/17	$11,578	$12,705	$10,696	$11,723
09/30/17	$11,718	$12,967	$10,645	$11,941
10/31/17	$11,869	$13,270	$10,652	$12,165
11/30/17	$12,026	$13,677	$10,638	$12,264
12/31/17	$12,152	$13,829	$10,687	$12,538
01/31/18	$12,536	$14,621	$10,564	$13,237
02/28/18	$12,134	$14,082	$10,464	$12,613
03/31/18	$12,018	$13,724	$10,531	$12,390
04/30/18	$12,036	$13,777	$10,452	$12,588
05/31/18	$12,103	$14,108	$10,527	$12,297
06/30/18	$12,061	$14,195	$10,514	$12,066
07/31/18	$12,310	$14,724	$10,516	$12,355
08/31/18	$12,451	$15,203	$10,584	$12,096
09/30/18	$12,414	$15,290	$10,516	$12,151
10/31/18	$11,811	$14,245	$10,433	$11,163
11/30/18	$11,890	$14,535	$10,495	$11,269
12/31/18	$11,381	$13,223	$10,688	$10,758
01/31/19	$11,980	$14,282	$10,801	$11,571
02/28/19	$12,158	$14,741	$10,795	$11,797
03/31/19	$12,280	$15,027	$11,002	$11,868
04/30/19	$12,466	$15,636	$11,005	$12,181
05/31/19	$12,126	$14,642	$11,201	$11,527
06/30/19	$12,628	$15,674	$11,341	$12,222
07/31/19	$12,636	$15,899	$11,366	$12,074
08/31/19	$12,571	$15,648	$11,661	$11,701
09/30/19	$12,709	$15,940	$11,599	$12,002
10/31/19	$12,863	$16,286	$11,634	$12,421
11/30/19	$12,984	$16,877	$11,628	$12,530
12/31/19	$13,181	$17,386	$11,620	$13,073
01/31/20	$13,065	$17,379	$11,843	$12,722
02/29/20	$12,402	$15,949	$12,056	$11,716
03/31/20	$10,944	$13,979	$11,985	$10,020
04/30/20	$11,656	$15,771	$12,198	$10,779
05/31/20	$11,996	$16,522	$12,255	$11,132
06/30/20	$12,220	$16,850	$12,332	$11,635
07/31/20	$12,742	$17,801	$12,517	$12,153
08/31/20	$13,040	$19,080	$12,416	$12,674
09/30/20	$12,841	$18,355	$12,409	$12,362
10/31/20	$12,700	$17,867	$12,353	$12,096
11/30/20	$13,678	$19,823	$12,475	$13,724
12/31/20	$14,030	$20,585	$12,492	$14,465
01/31/21	$14,123	$20,377	$12,402	$14,497
02/28/21	$14,249	$20,939	$12,223	$14,784
03/31/21	$14,612	$21,856	$12,071	$14,971
04/30/21	$15,084	$23,022	$12,166	$15,411
05/31/21	$15,279	$23,183	$12,206	$15,893
06/30/21	$15,473	$23,724	$12,291	$15,790
07/31/21	$15,557	$24,288	$12,429	$15,530
08/31/21	$15,785	$25,026	$12,405	$15,825
09/30/21	$15,312	$23,863	$12,298	$15,319
10/31/21	$15,852	$25,534	$12,294	$15,684
11/30/21	$15,532	$25,357	$12,331	$14,978
12/31/21	$15,917	$26,494	$12,299	$15,597
01/31/22	$15,292	$25,123	$12,034	$15,022
02/28/22	$15,045	$24,371	$11,900	$14,725
03/31/22	$15,074	$25,276	$11,569	$14,748
04/30/22	$14,083	$23,071	$11,130	$13,822
05/31/22	$14,123	$23,114	$11,202	$13,922
06/30/22	$13,271	$21,206	$11,026	$12,724
07/31/22	$13,905	$23,161	$11,296	$13,160
08/31/22	$13,409	$22,217	$10,977	$12,736
09/30/22	$12,448	$20,170	$10,502	$11,464
10/31/22	$12,914	$21,804	$10,366	$11,806
11/30/22	$13,687	$23,022	$10,748	$13,200
12/31/22	$13,289	$21,696	$10,699	$13,101
01/31/23	$14,093	$23,059	$11,028	$14,164
02/28/23	$13,666	$22,496	$10,743	$13,667
03/31/23	$13,991	$23,322	$11,016	$14,001
04/30/23	$14,134	$23,686	$11,083	$14,244
05/31/23	$13,920	$23,789	$10,962	$13,726
06/30/23	$14,490	$25,361	$10,923	$14,342
07/31/23	$14,877	$26,176	$10,915	$14,925
08/31/23	$14,531	$25,759	$10,846	$14,251
09/30/23	$14,002	$24,531	$10,570	$13,801
10/31/23	$13,656	$24,015	$10,403	$13,231
11/30/23	$14,622	$26,208	$10,874	$14,422
12/31/23	$15,347	$27,399	$11,291	$15,147
01/31/24	$15,285	$27,859	$11,260	$14,996
02/29/24	$15,722	$29,347	$11,100	$15,376
03/31/24	$16,117	$30,291	$11,203	$15,857
04/30/24	$15,638	$29,054	$10,920	$15,572
05/31/24	$16,159	$30,494	$11,105	$16,024
06/30/24	$16,346	$31,589	$11,210	$16,009
07/31/24	$16,731	$31,973	$11,472	$16,380
08/31/24	$16,970	$32,749	$11,637	$16,846
09/30/24	$17,345	$33,448	$11,793	$17,300
10/31/24	$16,981	$33,145	$11,500	$16,451
11/30/24	$17,501	$35,090	$11,622	$16,302
12/31/24	$17,083	$34,254	$11,432	$15,985

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSTIX	11.31%	5.32%	5.50%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
MSCI All Country World Index ex-USA	5.53%	4.10%	4.80%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$1,058,203,231
  Number of Portfolio Holdings4,966
  Portfolio Turnover Rate77%
  Total Advisory Fees Paid$4,125,737

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
SPDR Portfolio Aggregate Bond ETF	15.7%
SPDR Bloomberg High Yield Bond ETF	9.7%
Apple, Inc.	2.2%
NVIDIA Corp.	1.9%
Microsoft Corp.	1.9%
Amazon.com, Inc.	1.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
Meta Platforms, Inc., Class A	0.8%
Tesla, Inc.	0.7%
Alphabet, Inc., Class A	0.7%

Top Security Type

Asset	%
Common Stocks	60.9%
Mutual Funds and Exchange Traded Products	25.5%
Short-Term Investments	8.2%
U.S. Treasury Obligations	5.0%
Preferred Stock	0.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSTIX

State Street Total Return V.I.S. Fund

Class 3: SSTTX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Total Return V.I.S. Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$90	0.85%

How did the Fund perform last year and what affected its performance?

The main drivers of the Fund outperformance relative to the blended benchmark was the overweight position to US equity and the underweight position to US investment grade fixed income throughout the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were U.S. Large Cap Equity, Emerging Market Equity, and U.S. Small Cap Equity. The Fund’s position in non-US Government bonds was a negative contributor to the Fund’s performance on an absolute basis during the reporting period. Tactical positioning within global equity and fixed income markets were the primary drivers of Fund performance during the reporting period relative to the Index. The Fund did not invest in derivatives during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSTTX	S&P 500® Index	Bloomberg US Aggregate Bond Index	MSCI All Country World Index ex-USA
12/31/14	$10,000	$10,000	$10,000	$10,000
01/31/15	$9,936	$9,700	$10,210	$9,985
02/28/15	$10,267	$10,257	$10,114	$10,519
03/31/15	$10,176	$10,095	$10,161	$10,349
04/30/15	$10,320	$10,192	$10,124	$10,872
05/31/15	$10,331	$10,323	$10,100	$10,702
06/30/15	$10,149	$10,123	$9,990	$10,403
07/31/15	$10,224	$10,335	$10,059	$10,375
08/31/15	$9,787	$9,712	$10,045	$9,582
09/30/15	$9,595	$9,471	$10,113	$9,137
10/31/15	$10,048	$10,270	$10,114	$9,818
11/30/15	$10,000	$10,301	$10,088	$9,615
12/31/15	$9,866	$10,138	$10,055	$9,434
01/31/16	$9,563	$9,635	$10,193	$8,792
02/29/16	$9,535	$9,622	$10,266	$8,692
03/31/16	$9,995	$10,275	$10,360	$9,398
04/30/16	$10,084	$10,315	$10,400	$9,646
05/31/16	$10,101	$10,500	$10,402	$9,483
06/30/16	$10,146	$10,527	$10,589	$9,338
07/31/16	$10,409	$10,915	$10,656	$9,800
08/31/16	$10,426	$10,931	$10,644	$9,862
09/30/16	$10,454	$10,933	$10,638	$9,983
10/31/16	$10,308	$10,733	$10,556	$9,840
11/30/16	$10,320	$11,131	$10,307	$9,612
12/31/16	$10,466	$11,351	$10,321	$9,858
01/31/17	$10,634	$11,566	$10,341	$10,207
02/28/17	$10,860	$12,025	$10,411	$10,370
03/31/17	$10,918	$12,039	$10,405	$10,633
04/30/17	$11,046	$12,163	$10,486	$10,860
05/31/17	$11,220	$12,334	$10,566	$11,213
06/30/17	$11,255	$12,411	$10,556	$11,248
07/31/17	$11,458	$12,666	$10,601	$11,662
08/31/17	$11,505	$12,705	$10,696	$11,723
09/30/17	$11,638	$12,967	$10,645	$11,941
10/31/17	$11,789	$13,270	$10,652	$12,165
11/30/17	$11,940	$13,677	$10,638	$12,264
12/31/17	$12,063	$13,829	$10,687	$12,538
01/31/18	$12,445	$14,621	$10,564	$13,237
02/28/18	$12,039	$14,082	$10,464	$12,613
03/31/18	$11,923	$13,724	$10,531	$12,390
04/30/18	$11,936	$13,777	$10,452	$12,588
05/31/18	$12,002	$14,108	$10,527	$12,297
06/30/18	$11,960	$14,195	$10,514	$12,066
07/31/18	$12,203	$14,724	$10,516	$12,355
08/31/18	$12,336	$15,203	$10,584	$12,096
09/30/18	$12,300	$15,290	$10,516	$12,151
10/31/18	$11,705	$14,245	$10,433	$11,163
11/30/18	$11,772	$14,535	$10,495	$11,269
12/31/18	$11,266	$13,223	$10,688	$10,758
01/31/19	$11,861	$14,282	$10,801	$11,571
02/28/19	$12,030	$14,741	$10,795	$11,797
03/31/19	$12,150	$15,027	$11,002	$11,868
04/30/19	$12,335	$15,636	$11,005	$12,181
05/31/19	$11,998	$14,642	$11,201	$11,527
06/30/19	$12,488	$15,674	$11,341	$12,222
07/31/19	$12,488	$15,899	$11,366	$12,074
08/31/19	$12,424	$15,648	$11,661	$11,701
09/30/19	$12,561	$15,940	$11,599	$12,002
10/31/19	$12,705	$16,286	$11,634	$12,421
11/30/19	$12,826	$16,877	$11,628	$12,530
12/31/19	$13,020	$17,386	$11,620	$13,073
01/31/20	$12,897	$17,379	$11,843	$12,722
02/29/20	$12,240	$15,949	$12,056	$11,716
03/31/20	$10,803	$13,979	$11,985	$10,020
04/30/20	$11,501	$15,771	$12,198	$10,779
05/31/20	$11,838	$16,522	$12,255	$11,132
06/30/20	$12,059	$16,850	$12,332	$11,635
07/31/20	$12,568	$17,801	$12,517	$12,153
08/31/20	$12,856	$19,080	$12,416	$12,674
09/30/20	$12,667	$18,355	$12,409	$12,362
10/31/20	$12,519	$17,867	$12,353	$12,096
11/30/20	$13,480	$19,823	$12,475	$13,724
12/31/20	$13,819	$20,585	$12,492	$14,465
01/31/21	$13,911	$20,377	$12,402	$14,497
02/28/21	$14,027	$20,939	$12,223	$14,784
03/31/21	$14,386	$21,856	$12,071	$14,971
04/30/21	$14,845	$23,022	$12,166	$15,411
05/31/21	$15,037	$23,183	$12,206	$15,893
06/30/21	$15,220	$23,724	$12,291	$15,790
07/31/21	$15,303	$24,288	$12,429	$15,530
08/31/21	$15,520	$25,026	$12,405	$15,825
09/30/21	$15,062	$23,863	$12,298	$15,319
10/31/21	$15,587	$25,534	$12,294	$15,684
11/30/21	$15,262	$25,357	$12,331	$14,978
12/31/21	$15,643	$26,494	$12,299	$15,597
01/31/22	$15,027	$25,123	$12,034	$15,022
02/28/22	$14,783	$24,371	$11,900	$14,725
03/31/22	$14,812	$25,276	$11,569	$14,748
04/30/22	$13,835	$23,071	$11,130	$13,822
05/31/22	$13,864	$23,114	$11,202	$13,922
06/30/22	$13,023	$21,206	$11,026	$12,724
07/31/22	$13,649	$23,161	$11,296	$13,160
08/31/22	$13,160	$22,217	$10,977	$12,736
09/30/22	$12,212	$20,170	$10,502	$11,464
10/31/22	$12,661	$21,804	$10,366	$11,806
11/30/22	$13,414	$23,022	$10,748	$13,200
12/31/22	$13,028	$21,696	$10,699	$13,101
01/31/23	$13,817	$23,059	$11,028	$14,164
02/28/23	$13,397	$22,496	$10,743	$13,667
03/31/23	$13,707	$23,322	$11,016	$14,001
04/30/23	$13,837	$23,686	$11,083	$14,244
05/31/23	$13,627	$23,789	$10,962	$13,726
06/30/23	$14,186	$25,361	$10,923	$14,342
07/31/23	$14,565	$26,176	$10,915	$14,925
08/31/23	$14,216	$25,759	$10,846	$14,251
09/30/23	$13,697	$24,531	$10,570	$13,801
10/31/23	$13,357	$24,015	$10,403	$13,231
11/30/23	$14,296	$26,208	$10,874	$14,422
12/31/23	$15,009	$27,399	$11,291	$15,147
01/31/24	$14,938	$27,859	$11,260	$14,996
02/29/24	$15,365	$29,347	$11,100	$15,376
03/31/24	$15,752	$30,291	$11,203	$15,857
04/30/24	$15,274	$29,054	$10,920	$15,572
05/31/24	$15,783	$30,494	$11,105	$16,024
06/30/24	$15,956	$31,589	$11,210	$16,009
07/31/24	$16,343	$31,973	$11,472	$16,380
08/31/24	$16,567	$32,749	$11,637	$16,846
09/30/24	$16,923	$33,448	$11,793	$17,300
10/31/24	$16,567	$33,145	$11,500	$16,451
11/30/24	$17,076	$35,090	$11,622	$16,302
12/31/24	$16,668	$34,254	$11,432	$15,985

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSTTX	11.06%	5.06%	5.24%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
MSCI All Country World Index ex-USA	5.53%	4.10%	4.80%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$1,058,203,231
  Number of Portfolio Holdings4,966
  Portfolio Turnover Rate77%
  Total Advisory Fees Paid$4,125,737

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
SPDR Portfolio Aggregate Bond ETF	15.7%
SPDR Bloomberg High Yield Bond ETF	9.7%
Apple, Inc.	2.2%
NVIDIA Corp.	1.9%
Microsoft Corp.	1.9%
Amazon.com, Inc.	1.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
Meta Platforms, Inc., Class A	0.8%
Tesla, Inc.	0.7%
Alphabet, Inc., Class A	0.7%

Top Security Type

Asset	%
Common Stocks	60.9%
Mutual Funds and Exchange Traded Products	25.5%
Short-Term Investments	8.2%
U.S. Treasury Obligations	5.0%
Preferred Stock	0.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSTTX

State Street U.S. Equity V.I.S. Fund

Class 1: SSUSX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street U.S. Equity V.I.S. Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$95	0.85%

How did the Fund perform last year and what affected its performance?

Primary drivers of relative performance included the following:

Outperformance in IT. IT was the best performing Index sector during the reporting period rising 36.7%. On top of this strong return, the Fund outperformed by more than 7%, adding value through overweight positions in companies that are beneficiaries of Artificial Intelligence investment such as Nvidia and Broadcom. Outperformance in industrials. The Fund benefitted from holdings including Parker-Hannifin, Emerson Electric, Eaton, and Trane Technologies all of which significantly outperformed during the reporting period, as they benefitted from a range of tailwinds including infrastructure/capex spending driven by reshoring, green investment, and increased data center demand.

Underperformance and Overweight in healthcare. The healthcare sector, which is more defensive, lagged in the strong risk-on market. This negatively impacted the Fund, which was overweight the sector. In addition, the Fund’s stock selections underperformed. The largest detracting positions included BioMarin Pharma (biotech), Merck (pharma) and Humana (healthcare services).

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSUSX	S&P 500® Index
12/31/14	$10,000	$10,000
01/31/15	$9,581	$9,700
02/28/15	$10,186	$10,257
03/31/15	$10,047	$10,095
04/30/15	$10,122	$10,192
05/31/15	$10,246	$10,323
06/30/15	$10,083	$10,123
07/31/15	$10,361	$10,335
08/31/15	$9,657	$9,712
09/30/15	$9,236	$9,471
10/31/15	$10,062	$10,270
11/30/15	$10,029	$10,301
12/31/15	$9,770	$10,138
01/31/16	$9,127	$9,635
02/29/16	$9,104	$9,622
03/31/16	$9,668	$10,275
04/30/16	$9,746	$10,315
05/31/16	$9,998	$10,500
06/30/16	$9,871	$10,527
07/31/16	$10,278	$10,915
08/31/16	$10,355	$10,931
09/30/16	$10,412	$10,933
10/31/16	$10,179	$10,733
11/30/16	$10,500	$11,131
12/31/16	$10,679	$11,351
01/31/17	$10,984	$11,566
02/28/17	$11,419	$12,025
03/31/17	$11,480	$12,039
04/30/17	$11,640	$12,163
05/31/17	$11,688	$12,334
06/30/17	$11,787	$12,411
07/31/17	$12,067	$12,666
08/31/17	$12,077	$12,705
09/30/17	$12,270	$12,967
10/31/17	$12,496	$13,270
11/30/17	$12,748	$13,677
12/31/17	$12,806	$13,829
01/31/18	$13,530	$14,621
02/28/18	$13,113	$14,082
03/31/18	$12,817	$13,724
04/30/18	$12,803	$13,777
05/31/18	$13,092	$14,108
06/30/18	$13,208	$14,195
07/31/18	$13,759	$14,724
08/31/18	$14,112	$15,203
09/30/18	$14,260	$15,290
10/31/18	$13,240	$14,245
11/30/18	$13,576	$14,535
12/31/18	$12,371	$13,223
01/31/19	$13,394	$14,282
02/28/19	$13,739	$14,741
03/31/19	$14,025	$15,027
04/30/19	$14,648	$15,636
05/31/19	$13,742	$14,642
06/30/19	$14,788	$15,674
07/31/19	$14,938	$15,899
08/31/19	$14,655	$15,648
09/30/19	$14,837	$15,940
10/31/19	$15,250	$16,286
11/30/19	$15,805	$16,877
12/31/19	$16,301	$17,386
01/31/20	$16,356	$17,379
02/29/20	$15,142	$15,949
03/31/20	$13,396	$13,979
04/30/20	$15,180	$15,771
05/31/20	$15,985	$16,522
06/30/20	$16,245	$16,850
07/31/20	$17,258	$17,801
08/31/20	$18,598	$19,080
09/30/20	$17,852	$18,355
10/31/20	$17,491	$17,867
11/30/20	$19,285	$19,823
12/31/20	$19,991	$20,585
01/31/21	$19,668	$20,377
02/28/21	$20,321	$20,939
03/31/21	$21,177	$21,856
04/30/21	$22,396	$23,022
05/31/21	$22,576	$23,183
06/30/21	$23,041	$23,724
07/31/21	$23,585	$24,288
08/31/21	$24,077	$25,026
09/30/21	$23,004	$23,863
10/31/21	$24,508	$25,534
11/30/21	$24,088	$25,357
12/31/21	$25,087	$26,494
01/31/22	$24,075	$25,123
02/28/22	$23,206	$24,371
03/31/22	$23,734	$25,276
04/30/22	$21,684	$23,071
05/31/22	$21,720	$23,114
06/30/22	$19,990	$21,206
07/31/22	$21,884	$23,161
08/31/22	$20,974	$22,217
09/30/22	$19,005	$20,170
10/31/22	$20,362	$21,804
11/30/22	$21,520	$23,022
12/31/22	$20,343	$21,696
01/31/23	$21,725	$23,059
02/28/23	$21,071	$22,496
03/31/23	$21,685	$23,322
04/30/23	$22,114	$23,686
05/31/23	$22,434	$23,789
06/30/23	$23,826	$25,361
07/31/23	$24,555	$26,176
08/31/23	$24,285	$25,759
09/30/23	$23,107	$24,531
10/31/23	$22,808	$24,015
11/30/23	$24,904	$26,208
12/31/23	$26,020	$27,399
01/31/24	$26,617	$27,859
02/29/24	$28,337	$29,347
03/31/24	$29,229	$30,291
04/30/24	$28,019	$29,054
05/31/24	$29,326	$30,494
06/30/24	$30,470	$31,589
07/31/24	$30,777	$31,973
08/31/24	$31,513	$32,749
09/30/24	$31,997	$33,448
10/31/24	$31,626	$33,145
11/30/24	$33,217	$35,090
12/31/24	$32,407	$34,254

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSUSX	24.55%	14.73%	12.48%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$21,080,665
  Number of Portfolio Holdings94
  Portfolio Turnover Rate45%
  Total Advisory Fees Paid$126,419

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.7%
Microsoft Corp.	7.0%
Apple, Inc.	6.6%
Amazon.com, Inc.	4.9%
Alphabet, Inc., Class A	4.4%
Meta Platforms, Inc., Class A	3.5%
Broadcom, Inc.	2.7%
Bank of America Corp.	2.3%
JPMorgan Chase & Co.	2.2%
Home Depot, Inc.	1.8%

Top Ten Industry

Industry	%
Semiconductors & Semiconductor Equipment	13.4%
Software	11.8%
Interactive Media & Services	8.5%
Technology Hardware, Storage & Peripherals	6.6%
Banks	5.4%
Broadline Retail	4.9%
Financial Services	4.4%
Pharmaceuticals	4.3%
Specialty Retail	3.6%
Healthcare Equipment & Supplies	2.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSUSX

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, State Street Variable Insurance Series Funds, Inc. (the “Company,” “Fund Entity” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 19(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Company’s Board of Directors (the “Board”) has determined that the Company has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Mr. George M. Pereira, Mr. Mark E. Swanson and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2024 and December 31, 2023, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“EY”), the Company’s principal accountant, for the audit of the Company’s annual financial statements or services normally provided by EY in connection with the Company’s statutory and regulatory filings and engagements were $220,958 and $217,458, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2024 and December 31, 2023, there were no fees for assurance and related services by EY reasonably related to the performance of the audit of the Company’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ending December 31, 2024 and December 31, 2023 the aggregate tax fees billed for professional services rendered by EY for the review of year-end distribution requirements were $13,407 and $13,407, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2024 and December 31, 2023, there were no fees billed for professional services rendered by EY for products and services provided by EY to the Company, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2024 and December 31, 2023, the aggregate fees for professional services rendered by EY for products and services provided by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Company that (i) relate directly to the operations and financial reporting of the Company and (ii) were pre-approved by the Audit Committee were approximately $9,556,710 and $9,540,002, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The Company’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Fund Entity’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Fund Entity’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2) Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2024 and December 31, 2023, the aggregate non-audit fees billed by EY for services rendered to the Company and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Company were approximately $36,700,000 and $39,000,000, respectively.

(h) EY notified the Company’s Audit Committee of all non-audit services that were rendered by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Company, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Company’s Audit Committee to consider whether such services were compatible with maintaining EY’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	The Registrant’s Financial Statements are attached herewith.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Annual Financial Statements and Other Information
December 31, 2024
State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Annual Report Financial Statements and Other Information
December 31, 2024

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable
This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

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State Street S&P 500 Index V.I.S. Fund
Schedule of Investments — December 31, 2024
	Number of Shares	Fair Value
Common Stock - 99.8% †
Advertising - 0.1%
Interpublic Group of Cos., Inc.	1,662	$46,569
Omnicom Group, Inc.	814	70,037
		116,606
Aerospace & Defense - 1.9%
Axon Enterprise, Inc. (a)	300	178,296
Boeing Co. (a)	2,964	524,628
General Dynamics Corp.	1,027	270,604
General Electric Co.	4,312	719,199
Howmet Aerospace, Inc.	1,636	178,929
Huntington Ingalls Industries, Inc.	171	32,314
L3Harris Technologies, Inc.	765	160,864
Lockheed Martin Corp.	843	409,648
Northrop Grumman Corp.	560	262,802
RTX Corp.	5,362	620,491
Textron, Inc.	723	55,302
TransDigm Group, Inc.	225	285,138
		3,698,215
Agricultural & Farm Machinery - 0.2%
Deere & Co.	1,015	430,056
Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co.	2,061	104,122
Bunge Global SA	627	48,755
		152,877
Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	452	46,701
Expeditors International of Washington, Inc.	528	58,487
FedEx Corp.	874	245,882
United Parcel Service, Inc., Class B	2,883	363,546
		714,616
Apparel Retail - 0.4%
Ross Stores, Inc.	1,361	205,878
TJX Cos., Inc.	4,479	541,108
		746,986
Apparel, Accessories & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (a)	453	173,232
Ralph Lauren Corp.	170	39,266
Tapestry, Inc.	990	64,677
		277,175
	Number of Shares	Fair Value
Application Software - 2.6%
Adobe, Inc. (a)	1,776	$789,752
ANSYS, Inc. (a)	358	120,764
Autodesk, Inc. (a)	824	243,550
Cadence Design Systems, Inc. (a)(b)	1,056	317,286
Fair Isaac Corp. (a)	100	199,093
Intuit, Inc.	1,122	705,177
Palantir Technologies, Inc., Class A (a)	8,200	620,166
PTC, Inc. (a)	500	91,935
Roper Technologies, Inc.	430	223,535
Salesforce, Inc.	3,803	1,271,457
Synopsys, Inc. (a)	614	298,011
Tyler Technologies, Inc. (a)	182	104,948
Workday, Inc., Class A (a)	856	220,874
		5,206,548
Asset Management & Custody Banks - 1.1%
Ameriprise Financial, Inc.	403	214,569
Bank of New York Mellon Corp.	2,896	222,500
Blackrock, Inc.	567	581,237
Blackstone, Inc.	2,900	500,018
Franklin Resources, Inc.	991	20,107
Invesco Ltd.	1,674	29,262
KKR & Co., Inc.	2,600	384,566
Northern Trust Corp.	820	84,050
State Street Corp. (c)	1,122	110,124
T. Rowe Price Group, Inc.	928	104,948
		2,251,381
Automobile Manufacturers - 2.5%
Ford Motor Co.	15,953	157,935
General Motors Co.	4,461	237,637
Tesla, Inc. (a)	11,207	4,525,835
		4,921,407
Automotive Parts & Equipment - 0.0%*
Aptiv PLC (a)	915	55,339
BorgWarner, Inc.	863	27,435
		82,774
Automotive Retail - 0.3%
AutoZone, Inc. (a)	68	217,736
CarMax, Inc. (a)	678	55,433
O'Reilly Automotive, Inc. (a)	237	281,035
		554,204

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	1

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Biotechnology - 1.6%
AbbVie, Inc.	7,055	$1,253,674
Amgen, Inc.	2,146	559,333
Biogen, Inc. (a)	625	95,575
Gilead Sciences, Inc.	5,024	464,067
Incyte Corp. (a)	618	42,685
Moderna, Inc. (a)	1,415	58,836
Regeneron Pharmaceuticals, Inc. (a)	431	307,014
Vertex Pharmaceuticals, Inc. (a)	1,042	419,613
		3,200,797
Brewers - 0.0%*
Molson Coors Beverage Co., Class B	810	46,429
Broadcasting - 0.0%*
Fox Corp., Class A	867	42,119
Fox Corp., Class B	495	22,641
Paramount Global, Class B	2,036	21,297
		86,057
Broadline Retail - 4.2%
Amazon.com, Inc. (a)	37,544	8,236,778
eBay, Inc.	1,896	117,457
		8,354,235
Building Products - 0.5%
A.O. Smith Corp.	491	33,491
Allegion PLC	398	52,011
Builders FirstSource, Inc. (a)(b)	500	71,465
Carrier Global Corp.	3,408	232,630
Johnson Controls International PLC	2,654	209,480
Lennox International, Inc.	129	78,600
Masco Corp.	906	65,748
Trane Technologies PLC	877	323,920
		1,067,345
Cable & Satellite - 0.4%
Charter Communications, Inc., Class A (a)	398	136,423
Comcast Corp., Class A	15,295	574,021
		710,444
	Number of Shares	Fair Value
Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	354	$60,414
Old Dominion Freight Line, Inc.	756	133,358
		193,772
Casinos & Gaming - 0.1%
Caesars Entertainment, Inc. (a)	771	25,767
Las Vegas Sands Corp.	1,425	73,188
MGM Resorts International (a)	917	31,774
Wynn Resorts Ltd.	411	35,412
		166,141
Commodity Chemicals - 0.1%
Dow, Inc.	2,855	114,571
LyondellBasell Industries NV, Class A	1,039	77,167
		191,738
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	4,120	455,383
Cisco Systems, Inc.	16,092	952,646
F5, Inc. (a)	257	64,628
Juniper Networks, Inc.	1,208	45,240
Motorola Solutions, Inc.	677	312,930
		1,830,827
Computer & Electronics Retail - 0.0%*
Best Buy Co., Inc.	760	65,208
Construction & Engineering - 0.1%
Quanta Services, Inc.	584	184,573
Construction Machinery & Heavy Transportation Equipment - 0.6%
Caterpillar, Inc.	1,932	700,852
Cummins, Inc.	551	192,079
PACCAR, Inc.	2,025	210,640
Westinghouse Air Brake Technologies Corp.	681	129,111
		1,232,682
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	245	126,543
Vulcan Materials Co.	474	121,927
		248,470

See Notes to Schedule of Investments and Notes to Financial Statements.
2	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Consumer Electronics - 0.1%
Garmin Ltd.	641	$132,213
Consumer Finance - 0.6%
American Express Co.	2,233	662,732
Capital One Financial Corp.	1,512	269,620
Discover Financial Services	1,009	174,789
Synchrony Financial	1,581	102,765
		1,209,906
Consumer Staples Merchandise Retail - 1.8%
Costco Wholesale Corp.	1,779	1,630,044
Dollar General Corp.	888	67,328
Dollar Tree, Inc. (a)	861	64,523
Target Corp.	1,893	255,896
Walmart, Inc.	17,444	1,576,066
		3,593,857
Copper - 0.1%
Freeport-McMoRan, Inc.	5,712	217,513
Data Center REITs - 0.3%
Digital Realty Trust, Inc.	1,226	217,407
Equinix, Inc.	387	364,898
		582,305
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	475	107,393
Distillers & Vintners - 0.1%
Brown-Forman Corp., Class B	755	28,675
Constellation Brands, Inc., Class A	604	133,484
		162,159
Distributors - 0.1%
Genuine Parts Co.	586	68,421
LKQ Corp.	1,038	38,147
Pool Corp.	151	51,482
		158,050
Diversified Banks - 3.1%
Bank of America Corp.	26,738	1,175,135
Citigroup, Inc.	7,543	530,952
Fifth Third Bancorp	2,653	112,169
JPMorgan Chase & Co.	11,303	2,709,442
KeyCorp	3,987	68,337
	Number of Shares	Fair Value
PNC Financial Services Group, Inc.	1,586	$305,860
U.S. Bancorp	6,014	287,650
Wells Fargo & Co.	13,277	932,576
		6,122,121
Diversified Financial Services - 0.2%
Apollo Global Management, Inc.	1,800	297,288
Diversified Support Services - 0.2%
Cintas Corp.	1,388	253,587
Copart, Inc. (a)	3,576	205,227
		458,814
Drug Retail - 0.0%*
Walgreens Boots Alliance, Inc.	3,007	28,055
Electric Utilities - 1.5%
Alliant Energy Corp.	1,002	59,258
American Electric Power Co., Inc.	2,171	200,231
Constellation Energy Corp.	1,265	282,993
Duke Energy Corp.	2,982	321,281
Edison International	1,623	129,580
Entergy Corp.	1,800	136,476
Evergy, Inc.	888	54,656
Eversource Energy	1,362	78,220
Exelon Corp.	4,140	155,830
FirstEnergy Corp.	1,761	70,053
NextEra Energy, Inc.	8,308	595,601
NRG Energy, Inc.	891	80,386
PG&E Corp.	8,613	173,810
Pinnacle West Capital Corp.	489	41,453
PPL Corp.	3,183	103,320
Southern Co.	4,381	360,644
Xcel Energy, Inc.	2,320	156,646
		3,000,438
Electrical Components & Equipment - 0.6%
AMETEK, Inc.	968	174,492
Eaton Corp. PLC	1,592	528,337
Emerson Electric Co.	2,244	278,099
Generac Holdings, Inc. (a)	265	41,088
Hubbell, Inc.	200	83,778
Rockwell Automation, Inc.	414	118,317
		1,224,111

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	3

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Electronic Components - 0.2%
Amphenol Corp., Class A	4,780	$331,971
Corning, Inc.	3,162	150,258
		482,229
Electronic Equipment & Instruments - 0.2%
Keysight Technologies, Inc. (a)	691	110,995
Teledyne Technologies, Inc. (a)	194	90,041
Trimble, Inc. (a)	941	66,491
Zebra Technologies Corp., Class A (a)	222	85,741
		353,268
Electronic Manufacturing Services - 0.1%
Jabil, Inc.	500	71,950
TE Connectivity PLC	1,236	176,711
		248,661
Environmental & Facilities Services - 0.3%
Republic Services, Inc.	792	159,335
Rollins, Inc.	1,200	55,620
Veralto Corp.	947	96,452
Waste Management, Inc.	1,457	294,008
		605,415
Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	739	63,051
Corteva, Inc.	2,836	161,539
FMC Corp.	553	26,881
Mosaic Co.	1,427	35,076
		286,547
Financial Exchanges & Data - 1.1%
Cboe Global Markets, Inc.	438	85,585
CME Group, Inc.	1,454	337,663
FactSet Research Systems, Inc.	157	75,404
Intercontinental Exchange, Inc.	2,333	347,640
MarketAxess Holdings, Inc.	180	40,687
Moody's Corp.	637	301,537
MSCI, Inc.	317	190,203
Nasdaq, Inc.	1,512	116,893
S&P Global, Inc.	1,264	629,510
		2,125,122
	Number of Shares	Fair Value
Food Distributors - 0.1%
Sysco Corp.	2,060	$157,508
Food Retail - 0.1%
Kroger Co.	2,748	168,040
Footwear - 0.2%
Deckers Outdoor Corp. (a)	600	121,854
NIKE, Inc., Class B	4,790	362,459
		484,313
Gas Utilities - 0.0%*
Atmos Energy Corp.	660	91,918
Gold - 0.1%
Newmont Corp.	4,524	168,383
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.	600	58,530
Healthpeak Properties, Inc.	3,169	64,236
Ventas, Inc.	1,762	103,764
Welltower, Inc.	2,244	282,811
		509,341
Healthcare Distributors - 0.3%
Cardinal Health, Inc.	954	112,830
Cencora, Inc.	701	157,501
Henry Schein, Inc. (a)	561	38,821
McKesson Corp.	510	290,654
		599,806
Healthcare Equipment - 2.2%
Abbott Laboratories	6,996	791,317
Baxter International, Inc.	2,181	63,598
Becton Dickinson & Co.	1,152	261,354
Boston Scientific Corp. (a)	5,809	518,860
Dexcom, Inc. (a)	1,654	128,632
Edwards Lifesciences Corp. (a)	2,369	175,377
GE HealthCare Technologies, Inc.	1,721	134,548
Hologic, Inc. (a)	962	69,351
IDEXX Laboratories, Inc. (a)	330	136,435
Insulet Corp. (a)	300	78,321
Intuitive Surgical, Inc. (a)	1,440	751,622
Medtronic PLC	5,198	415,216
ResMed, Inc.	617	141,102
STERIS PLC	400	82,224

See Notes to Schedule of Investments and Notes to Financial Statements.
4	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Stryker Corp.	1,348	$485,347
Teleflex, Inc.	222	39,512
Zimmer Biomet Holdings, Inc.	862	91,053
		4,363,869
Healthcare Facilities - 0.1%
HCA Healthcare, Inc.	745	223,612
Universal Health Services, Inc., Class B	241	43,240
		266,852
Healthcare Services - 0.4%
Cigna Group	1,140	314,799
CVS Health Corp.	4,953	222,340
DaVita, Inc. (a)	158	23,629
Labcorp Holdings, Inc.	293	67,191
Quest Diagnostics, Inc.	458	69,094
		697,053
Healthcare Supplies - 0.1%
Align Technology, Inc. (a)	287	59,842
Cooper Cos., Inc. (a)	858	78,876
Solventum Corp. (a)	616	40,693
		179,411
Heavy Electrical Equipment - 0.2%
GE Vernova, Inc.	1,078	354,587
Home Building - 0.2%
DR Horton, Inc.	1,211	169,322
Lennar Corp., Class A	967	131,870
NVR, Inc. (a)	12	98,147
PulteGroup, Inc.	807	87,882
		487,221
Home Furnishings - 0.0%*
Mohawk Industries, Inc. (a)	175	20,848
Home Improvement Retail - 1.1%
Home Depot, Inc.	3,980	1,548,180
Lowe's Cos., Inc.	2,279	562,457
		2,110,637
Hotel & Resort REITs - 0.0%*
Host Hotels & Resorts, Inc.	2,755	48,268
Hotels, Resorts & Cruise Lines - 0.9%
Airbnb, Inc., Class A (a)	1,746	229,442
Booking Holdings, Inc.	134	665,768
	Number of Shares	Fair Value
Carnival Corp. (a)	4,167	$103,842
Expedia Group, Inc. (a)	489	91,115
Hilton Worldwide Holdings, Inc.	1,000	247,160
Marriott International, Inc., Class A	926	258,299
Norwegian Cruise Line Holdings Ltd. (a)	1,496	38,492
Royal Caribbean Cruises Ltd.	936	215,926
		1,850,044
Household Products - 1.1%
Church & Dwight Co., Inc.	869	90,993
Clorox Co.	513	83,316
Colgate-Palmolive Co.	3,205	291,367
Kimberly-Clark Corp.	1,355	177,559
Procter & Gamble Co.	9,471	1,587,813
		2,231,048
Human Resource & Employment Services - 0.4%
Automatic Data Processing, Inc.	1,656	484,761
Dayforce, Inc. (a)	666	48,378
Paychex, Inc.	1,283	179,902
Paycom Software, Inc.	203	41,609
		754,650
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	2,716	34,955
Vistra Corp.	1,400	193,018
		227,973
Industrial Conglomerates - 0.4%
3M Co.	2,187	282,320
Honeywell International, Inc.	2,594	585,958
		868,278
Industrial Gases - 0.5%
Air Products & Chemicals, Inc.	863	250,305
Linde PLC	1,906	797,985
		1,048,290
Industrial Machinery & Supplies & Components - 0.8%
Dover Corp.	526	98,678
Fortive Corp.	1,455	109,125
IDEX Corp.	296	61,950
Illinois Tool Works, Inc.	1,054	267,252
Ingersoll Rand, Inc.	1,662	150,345

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	5

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Nordson Corp.	237	$49,590
Otis Worldwide Corp.	1,651	152,899
Parker-Hannifin Corp.	514	326,919
Pentair PLC	696	70,046
Snap-on, Inc.	182	61,785
Stanley Black & Decker, Inc.	649	52,108
Xylem, Inc.	957	111,031
		1,511,728
Industrial REITs - 0.2%
Prologis, Inc.	3,649	385,699
Insurance Brokers - 0.6%
Aon PLC, Class A	848	304,568
Arthur J Gallagher & Co.	978	277,605
Brown & Brown, Inc.	940	95,899
Marsh & McLennan Cos., Inc.	2,003	425,457
Willis Towers Watson PLC	405	126,862
		1,230,391
Integrated Oil & Gas - 1.5%
Chevron Corp.	6,720	973,325
Exxon Mobil Corp.	17,591	1,892,264
Occidental Petroleum Corp.	2,842	140,423
		3,006,012
Integrated Telecommunication Services - 0.7%
AT&T, Inc.	28,910	658,280
Verizon Communications, Inc.	17,020	680,630
		1,338,910
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc.	965	141,179
Take-Two Interactive Software, Inc. (a)	685	126,095
		267,274
Interactive Media & Services - 6.6%
Alphabet, Inc., Class A	23,377	4,425,266
Alphabet, Inc., Class C	19,107	3,638,737
Match Group, Inc. (a)	959	31,369
Meta Platforms, Inc., Class A	8,748	5,122,042
		13,217,414
Internet Services & Infrastructure - 0.1%
Akamai Technologies, Inc. (a)	614	58,729
GoDaddy, Inc., Class A (a)	555	109,541
	Number of Shares	Fair Value
VeriSign, Inc. (a)	323	$66,848
		235,118
Investment Banking & Brokerage - 1.0%
Charles Schwab Corp.	5,908	437,251
Goldman Sachs Group, Inc.	1,269	726,655
Morgan Stanley	4,982	626,337
Raymond James Financial, Inc.	723	112,303
		1,902,546
IT Consulting & Other Services - 1.0%
Accenture PLC, Class A	2,474	870,329
Cognizant Technology Solutions Corp., Class A	1,980	152,262
EPAM Systems, Inc. (a)	173	40,451
Gartner, Inc. (a)	304	147,279
International Business Machines Corp.	3,651	802,599
		2,012,920
Leisure Products - 0.0%*
Hasbro, Inc.	563	31,477
Life & Health Insurance - 0.3%
Aflac, Inc.	1,973	204,087
Globe Life, Inc.	370	41,262
MetLife, Inc.	2,251	184,312
Principal Financial Group, Inc.	911	70,521
Prudential Financial, Inc.	1,480	175,424
		675,606
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	1,165	156,506
Bio-Techne Corp.	612	44,082
Charles River Laboratories International, Inc. (a)	226	41,720
Danaher Corp.	2,587	593,846
IQVIA Holdings, Inc. (a)	699	137,360
Mettler-Toledo International, Inc. (a)	85	104,013
Revvity, Inc.	533	59,488
Thermo Fisher Scientific, Inc.	1,531	796,472
Waters Corp. (a)	230	85,325
West Pharmaceutical Services, Inc.	310	101,544
		2,120,356

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Managed Healthcare - 1.3%
Centene Corp. (a)	2,124	$128,672
Elevance Health, Inc.	943	347,873
Humana, Inc.	489	124,064
Molina Healthcare, Inc. (a)	252	73,345
UnitedHealth Group, Inc.	3,696	1,869,658
		2,543,612
Metal, Glass & Plastic Containers - 0.0%*
Ball Corp.	1,174	64,723
Movies & Entertainment - 1.3%
Live Nation Entertainment, Inc. (a)	639	82,750
Netflix, Inc. (a)	1,721	1,533,962
Walt Disney Co.	7,226	804,615
Warner Bros Discovery, Inc. (a)	9,394	99,295
		2,520,622
Multi-Family Residential REITs - 0.2%
AvalonBay Communities, Inc.	520	114,385
Camden Property Trust	400	46,416
Equity Residential	1,384	99,316
Essex Property Trust, Inc.	248	70,789
Mid-America Apartment Communities, Inc.	434	67,083
UDR, Inc.	1,307	56,737
		454,726
Multi-Line Insurance - 0.1%
American International Group, Inc.	2,559	186,295
Multi-Sector Holdings - 1.7%
Berkshire Hathaway, Inc., Class B (a)	7,361	3,336,594
Multi-Utilities - 0.6%
Ameren Corp.	1,067	95,112
CenterPoint Energy, Inc.	2,726	86,496
CMS Energy Corp.	1,200	79,980
Consolidated Edison, Inc.	1,442	128,670
Dominion Energy, Inc.	3,280	176,661
DTE Energy Co.	702	84,766
NiSource, Inc.	1,785	65,617
Public Service Enterprise Group, Inc.	2,060	174,049
Sempra	2,522	221,230
	Number of Shares	Fair Value
WEC Energy Group, Inc.	1,327	$124,791
		1,237,372
Office REITs - 0.0%*
BXP, Inc.	678	50,416
Oil & Gas Equipment & Services - 0.2%
Baker Hughes Co.	3,929	161,168
Halliburton Co.	3,544	96,361
Schlumberger NV	5,543	212,519
		470,048
Oil & Gas Exploration & Production - 0.7%
APA Corp.	1,668	38,514
ConocoPhillips	5,171	512,808
Coterra Energy, Inc.	3,158	80,656
Devon Energy Corp.	2,567	84,018
Diamondback Energy, Inc.	694	113,698
EOG Resources, Inc.	2,259	276,908
EQT Corp.	2,500	115,275
Hess Corp.	1,122	149,237
Texas Pacific Land Corp.	76	84,053
		1,455,167
Oil & Gas Refining & Marketing - 0.3%
Marathon Petroleum Corp.	1,265	176,468
Phillips 66 Co.	1,723	196,301
Valero Energy Corp.	1,290	158,141
		530,910
Oil & Gas Storage & Transportation - 0.4%
Kinder Morgan, Inc.	7,642	209,391
ONEOK, Inc.	2,317	232,627
Targa Resources Corp.	893	159,400
Williams Cos., Inc.	4,626	250,359
		851,777
Other Specialized REITs - 0.1%
Iron Mountain, Inc.	1,186	124,661
VICI Properties, Inc.	4,029	117,687
		242,348
Other Specialty Retail - 0.1%
Tractor Supply Co.	2,113	112,116
Ulta Beauty, Inc. (a)	185	80,462
		192,578

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	7

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Packaged Foods & Meats - 0.5%
Campbell's Co.	776	$32,499
Conagra Brands, Inc.	1,941	53,863
General Mills, Inc.	2,252	143,610
Hershey Co.	563	95,344
Hormel Foods Corp.	1,297	40,687
J.M. Smucker Co.	459	50,545
Kellanova	886	71,739
Kraft Heinz Co.	3,317	101,865
Lamb Weston Holdings, Inc.	568	37,959
McCormick & Co., Inc.	1,028	78,375
Mondelez International, Inc., Class A	5,257	314,001
Tyson Foods, Inc., Class A	1,173	67,377
		1,087,864
Paper & Plastic Packaging Products & Materials - 0.2%
Amcor PLC	5,636	53,035
Avery Dennison Corp.	351	65,683
International Paper Co.	1,399	75,294
Packaging Corp. of America	389	87,575
Smurfit WestRock PLC	2,028	109,228
		390,815
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	2,552	154,396
Southwest Airlines Co.	2,270	76,317
United Airlines Holdings, Inc. (a)	1,288	125,065
		355,778
Passenger Ground Transportation - 0.3%
Uber Technologies, Inc. (a)	8,410	507,291
Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	1,010	75,730
Kenvue, Inc.	8,008	170,971
		246,701
Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co.	8,110	458,702
Eli Lilly & Co.	3,170	2,447,240
Johnson & Johnson	9,680	1,399,921
Merck & Co., Inc.	10,110	1,005,743
Pfizer, Inc.	22,782	604,406
Viatris, Inc.	4,835	60,196
	Number of Shares	Fair Value
Zoetis, Inc.	1,782	$290,341
		6,266,549
Property & Casualty Insurance - 1.0%
Allstate Corp.	1,033	199,152
Arch Capital Group Ltd.	1,502	138,710
Assurant, Inc.	152	32,410
Chubb Ltd.	1,518	419,423
Cincinnati Financial Corp.	623	89,525
Erie Indemnity Co., Class A	100	41,223
Hartford Financial Services Group, Inc.	1,207	132,046
Loews Corp.	746	63,179
Progressive Corp.	2,346	562,125
Travelers Cos., Inc.	899	216,560
W.R. Berkley Corp.	1,212	70,926
		1,965,279
Publishing - 0.0%*
News Corp., Class A	1,664	45,826
News Corp., Class B	348	10,590
		56,416
Rail Transportation - 0.5%
CSX Corp.	7,633	246,317
Norfolk Southern Corp.	874	205,128
Union Pacific Corp.	2,436	555,505
		1,006,950
Real Estate Services - 0.1%
CBRE Group, Inc., Class A (a)	1,220	160,174
CoStar Group, Inc. (a)	1,700	121,703
		281,877
Regional Banks - 0.3%
Citizens Financial Group, Inc.	1,800	78,768
Huntington Bancshares, Inc.	5,728	93,194
M&T Bank Corp.	657	123,523
Regions Financial Corp.	3,805	89,494
Truist Financial Corp.	5,422	235,206
		620,185
Reinsurance - 0.0%*
Everest Group Ltd.	152	55,094
Research & Consulting Services - 0.2%
Equifax, Inc.	508	129,464
Jacobs Solutions, Inc.	548	73,224
Leidos Holdings, Inc.	524	75,487

See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Verisk Analytics, Inc.	513	$141,296
		419,471
Restaurants - 0.9%
Chipotle Mexican Grill, Inc. (a)	5,500	331,650
Darden Restaurants, Inc.	493	92,038
Domino's Pizza, Inc.	137	57,507
McDonald's Corp.	2,895	839,232
Starbucks Corp.	4,446	405,697
Yum! Brands, Inc.	1,110	148,918
		1,875,042
Retail REITs - 0.3%
Federal Realty Investment Trust	317	35,488
Kimco Realty Corp.	2,766	64,807
Realty Income Corp.	3,365	179,725
Regency Centers Corp.	620	45,837
Simon Property Group, Inc.	1,197	206,135
		531,992
Self Storage REITs - 0.2%
Extra Space Storage, Inc.	812	121,475
Public Storage	642	192,241
		313,716
Semiconductor Materials & Equipment - 0.7%
Applied Materials, Inc.	3,293	535,540
Enphase Energy, Inc. (a)	600	41,208
KLA Corp.	547	344,676
Lam Research Corp.	5,138	371,118
Teradyne, Inc.	677	85,248
		1,377,790
Semiconductors - 10.8%
Advanced Micro Devices, Inc. (a)	6,549	791,054
Analog Devices, Inc.	2,022	429,594
Broadcom, Inc.	18,764	4,350,246
First Solar, Inc. (a)	400	70,496
Intel Corp.	17,155	343,958
Microchip Technology, Inc.	2,233	128,063
Micron Technology, Inc.	4,423	372,240
Monolithic Power Systems, Inc.	193	114,198
NVIDIA Corp.	98,436	13,218,970
NXP Semiconductors NV	1,013	210,552
ON Semiconductor Corp. (a)	1,799	113,427
QUALCOMM, Inc.	4,446	682,994
	Number of Shares	Fair Value
Skyworks Solutions, Inc.	636	$56,400
Texas Instruments, Inc.	3,626	679,911
		21,562,103
Single-Family Residential REITs - 0.0%*
Invitation Homes, Inc.	2,500	79,925
Soft Drinks & Non-alcoholic Beverages - 1.0%
Coca-Cola Co.	15,488	964,283
Keurig Dr. Pepper, Inc.	4,313	138,534
Monster Beverage Corp. (a)	2,779	146,064
PepsiCo, Inc.	5,526	840,283
		2,089,164
Specialty Chemicals - 0.5%
Albemarle Corp.	441	37,961
Celanese Corp.	473	32,736
DuPont de Nemours, Inc.	1,643	125,279
Eastman Chemical Co.	441	40,272
Ecolab, Inc.	971	227,525
International Flavors & Fragrances, Inc.	1,082	91,483
PPG Industries, Inc.	988	118,017
Sherwin-Williams Co.	910	309,336
		982,609
Steel - 0.1%
Nucor Corp.	976	113,909
Steel Dynamics, Inc.	626	71,408
		185,317
Systems Software - 7.8%
Crowdstrike Holdings, Inc., Class A (a)	900	307,944
Fortinet, Inc. (a)	2,501	236,294
Gen Digital, Inc.	2,420	66,260
Microsoft Corp.	29,835	12,575,453
Oracle Corp.	6,399	1,066,329
Palo Alto Networks, Inc. (a)	2,602	473,460
ServiceNow, Inc. (a)	832	882,020
		15,607,760
Technology Distributors - 0.0%*
CDW Corp.	500	87,020
Technology Hardware, Storage & Peripherals - 7.9%
ABIOMED, Inc. (a)	199	203
Apple, Inc.	60,622	15,180,961

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	9

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Dell Technologies, Inc., Class C	1,234	$142,206
Hewlett Packard Enterprise Co.	5,333	113,860
HP, Inc.	3,529	115,151
NetApp, Inc.	873	101,338
Seagate Technology Holdings PLC	815	70,343
Super Micro Computer, Inc. (a)	2,000	60,960
Western Digital Corp. (a)	1,358	80,977
		15,865,999
Telecom Tower REITs - 0.3%
American Tower Corp.	1,884	345,544
Crown Castle, Inc.	1,673	151,842
SBA Communications Corp.	455	92,729
		590,115
Timber REITs - 0.0%*
Weyerhaeuser Co.	3,043	85,660
Tobacco - 0.6%
Altria Group, Inc.	6,806	355,886
Philip Morris International, Inc.	6,223	748,938
		1,104,824
Trading Companies & Distributors - 0.3%
Fastenal Co.	2,305	165,753
United Rentals, Inc.	267	188,085
WW Grainger, Inc.	175	184,459
		538,297
	Number of Shares	Fair Value
Transaction & Payment Processing Services - 2.6%
Corpay, Inc. (a)	279	$94,419
Fidelity National Information Services, Inc.	2,147	173,413
Fiserv, Inc. (a)	2,299	472,260
Global Payments, Inc.	1,029	115,310
Jack Henry & Associates, Inc.	249	43,650
Mastercard, Inc., Class A	3,285	1,729,782
PayPal Holdings, Inc. (a)	4,028	343,790
Visa, Inc., Class A	6,895	2,179,096
		5,151,720
Water Utilities - 0.1%
American Water Works Co., Inc.	817	101,708
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	1,922	424,243
Total Common Stock (Cost $49,101,099)		199,703,279
Short-Term Investments - 0.4%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.47% (b)(d)(e) (Cost $820,009)	820,009	820,009
Total Investments (Cost $49,921,108)		200,523,288
Liabilities in Excess of Other Assets, net - (0.2)%		(374,165)
NET ASSETS - 100.0%		$200,149,123

Other Information:
The Fund had the following long futures contracts open at December 31, 2024:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	March 2025	4	$1,228,451	$1,187,139	$(41,312)
During the year ended December 31, 2024, the average notional value related to long futures contracts was $2,712,638.
See Notes to Schedule of Investments and Notes to Financial Statements.
10	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At December 31, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2024.
*	Less than 0.05%.
Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$199,703,076	$203	$—	$199,703,279
Short-Term Investments	820,009	—	—	820,009
Total Investments in Securities	$200,523,085	$203	$—	$200,523,288
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$(41,312)	$—	$—	$(41,312)
Total Other Financial Instruments	$(41,312)	$—	$—	$(41,312)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Corp.	1,468	$113,711	$—	$28,414	$8,741	$16,086	1,122	$110,124	$2,778
State Street Institutional Liquid Reserves Fund, Premier Class	2,954,234	2,955,416	18,061,919	21,017,803	635	(167)	—	—	93,511
State Street Institutional U.S. Government Money Market Fund - Class G Shares	—	—	8,570,127	7,750,118	—	—	820,009	820,009	45,695
TOTAL		$3,069,127	$26,632,046	$28,796,335	$9,376	$15,919		$930,133	$141,984
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	11

State Street S&P 500 Index V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Inception date					4/15/85
Net asset value, beginning of period	$48.26	$40.12	$57.58	$49.96	$46.61
Income/(loss) from investment operations:
Net investment income(a)	0.62	0.64	0.65	0.60	0.72
Net realized and unrealized gains/(losses) on investments	11.35	9.78	(11.22)	13.56	7.61
Total income/(loss) from investment operations	11.97	10.42	(10.57)	14.16	8.33
Less distributions from:
Net investment income	(0.65)	(0.63)	(0.68)	(0.66)	(0.88)
Net realized gains	(4.99)	(1.65)	(6.21)	(5.88)	(4.10)
Total distributions	(5.64)	(2.28)	(6.89)	(6.54)	(4.98)
Net asset value, end of period	$54.59	$48.26	$40.12	$57.58	$49.96
Total Return(b)	24.63%	25.96%	(18.31)%	28.27%	17.92%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$200,149	$182,157	$146,235	$208,535	$184,164
Ratios to average net assets:
Gross expenses	0.30%	0.31%	0.32%	0.31%	0.31%
Net investment income	1.12%	1.42%	1.29%	1.06%	1.54%
Portfolio turnover rate	2%	6%	5%	2%	3%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
12	Financial Highlights

State Street S&P 500 Index V.I.S. Fund
Statement of Assets and Liabilities — December 31, 2024
Assets
Investments in unaffiliated securities, at fair value (cost $49,052,640)	$199,593,155
Investments in affiliated securities, at fair value (cost $868,468)	930,133
Cash	67,435
Net cash collateral on deposit with broker for future contracts	118,925
Income receivables	130,500
Receivable for fund shares sold	6,087
Other assets	1,228
Total assets	200,847,463
Liabilities
Payable for fund shares redeemed	564,681
Payable for accumulated variation margin on futures contracts	41,301
Payable to the Adviser	43,734
Payable for custody, fund accounting and sub-administration fees	15,053
Accrued other expenses	33,571
Total liabilities	698,340

Net Assets	$200,149,123
Net Assets Consist of:
Capital paid in	$51,271,432
Total distributable earnings (loss)	148,877,691
Net Assets	$200,149,123
Shares outstanding ($0.01 par value; unlimited shares authorized)	3,666,522
Net asset value per share	$54.59
The accompanying Notes are an integral part of these financial statements.
Statement of Assets and Liabilities	13

State Street S&P 500 Index V.I.S. Fund
Statement of Operations — For the year ended December 31, 2024
Investment Income
Income
Dividend	$2,624,905
Interest	6,257
Income from affiliated investments	141,984
Less: Foreign taxes withheld	(653)
Total income	2,772,493
Expenses
Advisory and administration fees	486,755
Directors' fees	22,150
Custody, fund accounting and sub-administration fees	40,793
Professional fees	22,193
Printing and shareholder reports	6,620
Other expenses	8,241
Total expenses	586,752
Net investment income (loss)	$2,185,741
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$14,373,580
Affiliated investments	9,376
Futures	717,482
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	25,098,822
Affiliated investments	15,919
Futures	(130,420)
Net realized and unrealized gain (loss) on investments	40,084,759
Net Increase (Decrease) in Net Assets Resulting from Operations	$42,270,500
The accompanying Notes are an integral part of these financial statements.
14	Statement of Operations

State Street S&P 500 Index V.I.S. Fund
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,185,741	$2,289,334
Net realized gain (loss) on investments and futures	15,100,438	3,249,627
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	24,984,321	31,763,856
Net increase (decrease) from operations	42,270,500	37,302,817
Distributions to shareholders:
Total distributions	(18,833,754)	(8,223,707)
Increase (decrease) in assets from operations and distributions	23,436,746	29,079,110
Share transactions:
Proceeds from sale of shares	4,123,551	19,116,934
Value of distributions reinvested	18,833,754	8,223,707
Cost of shares redeemed	(28,401,499)	(20,498,253)
Net increase (decrease) from share transactions	(5,444,194)	6,842,388
Total increase (decrease) in net assets	17,992,552	35,921,498
Net Assets
Beginning of year	182,156,571	146,235,073
End of year	$200,149,123	$182,156,571
Changes in Fund Shares
Shares sold	71,092	418,923
Issued for distributions reinvested	339,898	170,263
Shares redeemed	(518,714)	(459,622)
Net increase (decrease) in fund shares	(107,724)	129,564
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	15

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements — December 31, 2024
1.Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund (the “Fund”), State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Company. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
16	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2024
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2024 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Notes to Financial Statements	17

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2024
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the fiscal year ended December 31, 2024, the Fund entered into futures contracts for cash equitization.
The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2024 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$—	$—	$—	$41,301	$—	$41,301

18	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2024
Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$—	$—	$—	$717,482	$—	$717,482

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$—	$—	$—	$(130,420)	$—	$(130,420)
5.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.25%.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2024 are disclosed in the Schedule of Investments.
6.Directors’ Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2024 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$4,234,700	$22,978,219
8.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a
Notes to Financial Statements	19

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2024 period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to nontaxable dividend adjustments to income, REITs, investments in futures, corporate actions, and wash sale loss deferrals.
The tax character of distributions paid during the year ended December 31, 2024 was as follows:
Ordinary Income	Long-Term Capital Gains	Total
$2,423,912	$16,409,842	$18,833,754
The tax character of distributions paid during the year ended December 31, 2023 was as follows:
Ordinary Income	Long-Term Capital Gains	Total
$2,441,645	$5,782,062	$8,223,707
At December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$684,457	$—	$—	$161,231	$148,032,003	$—	$148,877,691
As of December 31, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$52,449,973	$150,084,896	$2,052,893	$148,032,003
9.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $194.29 million of a $1.36 billion ($180 million of $1.26 billion prior to November 1, 2024 and $180 million of $960 million prior to October 3, 2024) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the
New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of December 31, 2024.
20	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2024
10.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
11.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
Notes to Financial Statements	21

State Street S&P 500 Index V.I.S. Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of State Street S&P 500 Index V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street S&P 500 Index V.I.S. Fund (the “Fund”) (one of the series constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 18, 2025
22	Report of Independent Registered Public Accounting Firm

State Street S&P 500 Index V.I.S. Fund
Other Information — December 31, 2024
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for their fiscal year ended December 31, 2024.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Long Term Capital Gain Distributions
Long term capital gains dividends were paid from the Fund during the year ended December 31, 2024 in the amount of $16,409,842.
Other Information	23

State Street S&P 500 Index V.I.S. Fund
Proxy Disclosure for Open-End Management Investment Companies — December 31, 2024 (Unaudited)
Shareholder Meeting Results
Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 6, 2024 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the table below.
All Funds
Proposal 1: To elect the following as Directors of the Company:
Proposed Director	Shares For	Shares Withheld
Patrick J. Riley	73,750,198.987	1,759,144.984
Donna M. Rapaccioli	73,872,469.845	1,636,874.126
Margaret K. McLaughlin	73,959,592.918	1,549,751.053
George M. Pereira	73,932,719.109	1,576,624.862
Mark E. Swanson	73,862,069.730	1,647,274.241
Jeanne LaPorta	73,881,354.092	1,627,989.879
24

Annual Financial Statements and Other Information
December 31, 2024
State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Annual Report Financial Statements and Other Information
December 31, 2024

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not applicable
This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments — December 31, 2024
	Number of Shares	Fair Value
Common Stock - 94.4% †
Aerospace & Defense - 0.8%
Hexcel Corp.	554	$34,736
Mercury Systems, Inc. (a)	904	37,968
Moog, Inc., Class A	172	33,856
Rocket Lab USA, Inc. (a)	808	20,580
Woodward, Inc.	514	85,540
		212,680
Agricultural & Farm Machinery - 1.1%
AGCO Corp.	2,343	219,023
Alamo Group, Inc.	259	48,151
		267,174
Agricultural Products & Services - 1.1%
Darling Ingredients, Inc. (a)(b)	8,468	285,287
Apparel Retail - 2.0%
Abercrombie & Fitch Co., Class A (a)	330	49,325
Boot Barn Holdings, Inc. (a)	1,831	277,983
Buckle, Inc.	1,837	93,338
Revolve Group, Inc. (a)	2,266	75,888
		496,534
Apparel, Accessories & Luxury Goods - 0.6%
Oxford Industries, Inc.	1,806	142,277
Application Software - 5.7%
ACI Worldwide, Inc. (a)	2,872	149,086
Alkami Technology, Inc. (a)	1,900	69,692
Blackbaud, Inc. (a)	1,944	143,700
BlackLine, Inc. (a)	1,463	88,892
Braze, Inc., Class A (a)	3,015	126,268
CCC Intelligent Solutions Holdings, Inc. (a)	8,597	100,843
Clearwater Analytics Holdings, Inc., Class A (a)	3,812	104,906
Confluent, Inc., Class A (a)	4,135	115,615
Dynatrace, Inc. (a)	784	42,610
Lightspeed Commerce, Inc. (a)	1,887	28,739
Nutanix, Inc., Class A (a)	2,100	128,478
Procore Technologies, Inc. (a)	610	45,707
Samsara, Inc., Class A (a)	842	36,787
Smartsheet, Inc., Class A (a)	2,435	136,433
Vertex, Inc., Class A (a)	2,471	131,828
		1,449,584
	Number of Shares	Fair Value
Asset Management & Custody Banks - 0.2%
DigitalBridge Group, Inc.	4,371	$49,305
Automobile Manufacturers - 0.3%
Thor Industries, Inc.	913	87,383
Automotive Parts & Equipment - 1.1%
Dana, Inc.	2,698	31,189
Dorman Products, Inc. (a)	1,753	227,101
Patrick Industries, Inc.	205	17,031
		275,321
Automotive Retail - 1.5%
Group 1 Automotive, Inc.	338	142,460
Murphy USA, Inc.	368	184,644
Valvoline, Inc. (a)	1,155	41,788
		368,892
Biotechnology - 2.1%
89bio, Inc. (a)	2,032	15,890
ADMA Biologics, Inc. (a)	1,141	19,568
Ascendis Pharma AS ADR (a)	621	85,493
Bicycle Therapeutics PLC ADR (a)	1,002	14,028
Catalyst Pharmaceuticals, Inc. (a)	2,307	48,147
Cytokinetics, Inc. (a)	361	16,982
Emergent BioSolutions, Inc. (a)	3,452	33,001
Halozyme Therapeutics, Inc. (a)	708	33,850
Heron Therapeutics, Inc. (a)	14,649	22,413
Insmed, Inc. (a)	302	20,850
Krystal Biotech, Inc. (a)	73	11,436
Merus NV (a)	346	14,549
MoonLake Immunotherapeutics (a)	660	35,739
Rocket Pharmaceuticals, Inc. (a)	1,233	15,499
Soleno Therapeutics, Inc. (a)	282	12,676
Vaxcyte, Inc. (a)	594	48,625
Veracyte, Inc. (a)	930	36,828
Vericel Corp. (a)	730	40,084
Xenon Pharmaceuticals, Inc. (a)	400	15,680
		541,338
Brewers - 0.8%
Boston Beer Co., Inc., Class A (a)	661	198,287

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Small-Cap Equity V.I.S. Fund	1

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Broadline Retail - 0.2%
Ollie's Bargain Outlet Holdings, Inc. (a)	570	$62,546
Building Products - 2.0%
Armstrong World Industries, Inc.	1,320	186,556
AZZ, Inc.	558	45,711
Gibraltar Industries, Inc. (a)	1,983	116,799
Hayward Holdings, Inc. (a)	2,515	38,454
Simpson Manufacturing Co., Inc.	587	97,342
UFP Industries, Inc.	190	21,404
		506,266
Cargo Ground Transportation - 0.6%
Saia, Inc. (a)	313	142,644
Casinos & Gaming - 0.2%
Churchill Downs, Inc.	265	35,388
Genius Sports Ltd. (a)	1,184	10,242
		45,630
Coal & Consumable Fuels - 0.0%*
Uranium Energy Corp. (a)	1,352	9,045
Commercial & Residential Mortgage Finance - 0.3%
PennyMac Financial Services, Inc.	710	72,519
Commercial Printing - 0.1%
Brady Corp., Class A	490	36,187
Commodity Chemicals - 0.1%
Hawkins, Inc.	259	31,772
Communications Equipment - 0.1%
F5, Inc. (a)	140	35,206
Construction & Engineering - 1.7%
Comfort Systems USA, Inc.	182	77,179
Dycom Industries, Inc. (a)	1,214	211,309
Fluor Corp. (a)	594	29,296
IES Holdings, Inc. (a)	172	34,565
Primoris Services Corp.	180	13,752
Valmont Industries, Inc.	102	31,280
WillScot Holdings Corp. (a)	668	22,345
		419,726
	Number of Shares	Fair Value
Construction Machinery & Heavy Transportation Equipment - 0.3%
Astec Industries, Inc.	383	$12,869
Manitowoc Co., Inc. (a)	1,711	15,621
Oshkosh Corp.	317	30,137
Wabash National Corp.	936	16,034
		74,661
Construction Materials - 0.1%
Eagle Materials, Inc.	143	35,287
Consumer Finance - 0.3%
PROG Holdings, Inc.	1,945	82,196
Data Processing & Outsourced Services - 0.8%
CSG Systems International, Inc.	1,661	84,894
Verra Mobility Corp. (a)	4,653	112,509
		197,403
Distillers & Vintners - 0.2%
MGP Ingredients, Inc.	1,405	55,315
Distributors - 0.4%
LKQ Corp.	2,892	106,281
Diversified Metals & Mining - 0.1%
Materion Corp.	167	16,513
Diversified REITs - 0.2%
Alpine Income Property Trust, Inc.	974	16,354
American Assets Trust, Inc.	751	19,721
Essential Properties Realty Trust, Inc.	497	15,546
		51,621
Diversified Support Services - 1.6%
Healthcare Services Group, Inc. (a)	7,436	86,369
Matthews International Corp., Class A	2,055	56,882
RB Global, Inc.	2,590	233,644
Vestis Corp.	2,527	38,512
		415,407
Education Services - 0.7%
Bright Horizons Family Solutions, Inc. (a)	593	65,734

See Notes to Schedule of Investments and Notes to Financial Statements.
2	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Stride, Inc. (a)	1,066	$110,789
		176,523
Electric Utilities - 0.8%
ALLETE, Inc.	193	12,506
IDACORP, Inc.	1,768	193,207
		205,713
Electrical Components & Equipment - 0.4%
Acuity Brands, Inc.	90	26,292
Atkore, Inc.	364	30,376
NEXTracker, Inc., Class A (a)	610	22,283
Regal Rexnord Corp.	193	29,940
		108,891
Electronic Components - 1.8%
Belden, Inc. (b)	2,886	324,992
Littelfuse, Inc.	503	118,532
		443,524
Electronic Equipment & Instruments - 1.1%
Advanced Energy Industries, Inc.	789	91,232
Novanta, Inc. (a)	470	71,802
Vontier Corp.	2,972	108,389
		271,423
Electronic Manufacturing Services - 0.2%
Fabrinet (a)	113	24,846
Plexus Corp. (a)	191	29,888
		54,734
Environmental & Facilities Services - 0.5%
Aris Water Solutions, Inc., Class A	2,592	62,078
Casella Waste Systems, Inc., Class A (a)	545	57,667
		119,745
Food Distributors - 0.8%
Chefs' Warehouse, Inc. (a)	839	41,380
Performance Food Group Co. (a)	1,813	153,289
		194,669
Forest Products - 1.1%
Louisiana-Pacific Corp.	2,603	269,541
	Number of Shares	Fair Value
Gas Utilities - 0.1%
UGI Corp.	494	$13,946
Health Care REITs - 0.2%
Community Healthcare Trust, Inc.	2,821	54,191
Healthcare Distributors - 0.5%
AdaptHealth Corp. (a)	10,504	99,998
Owens & Minor, Inc. (a)	1,941	25,369
		125,367
Healthcare Equipment - 4.3%
AtriCure, Inc. (a)	2,945	89,999
CONMED Corp.	1,505	103,002
Envista Holdings Corp. (a)	3,785	73,013
Glaukos Corp. (a)	204	30,588
Globus Medical, Inc., Class A (a)	1,285	106,282
Inspire Medical Systems, Inc. (a)	515	95,471
Integer Holdings Corp. (a)	496	65,730
iRhythm Technologies, Inc. (a)	1,232	111,089
LeMaitre Vascular, Inc.	359	33,078
Omnicell, Inc. (a)	1,700	75,684
Penumbra, Inc. (a)	610	144,863
PROCEPT BioRobotics Corp. (a)	637	51,291
SI-BONE, Inc. (a)	3,075	43,112
Tandem Diabetes Care, Inc. (a)	1,630	58,713
		1,081,915
Healthcare Facilities - 1.4%
Acadia Healthcare Co., Inc. (a)	2,001	79,340
Ensign Group, Inc.	76	10,097
U.S. Physical Therapy, Inc.	3,078	273,049
		362,486
Healthcare Services - 0.5%
Addus HomeCare Corp. (a)	219	27,451
Castle Biosciences, Inc. (a)	1,763	46,984
Option Care Health, Inc. (a)	1,719	39,881
		114,316
Healthcare Supplies - 0.7%
Haemonetics Corp. (a)	405	31,622
Lantheus Holdings, Inc. (a)	410	36,679

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Small-Cap Equity V.I.S. Fund	3

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Neogen Corp. (a)	8,030	$97,484
		165,785
Healthcare Technology - 0.5%
Definitive Healthcare Corp. (a)	8,458	34,762
Phreesia, Inc. (a)	2,880	72,461
Simulations Plus, Inc.	920	25,659
		132,882
Home Building - 0.7%
Cavco Industries, Inc. (a)	43	19,188
Green Brick Partners, Inc. (a)	501	28,302
Installed Building Products, Inc.	129	22,607
M/I Homes, Inc. (a)	164	21,804
Taylor Morrison Home Corp. (a)	1,244	76,145
		168,046
Hotel & Resort REITs - 0.6%
RLJ Lodging Trust	10,640	108,634
Xenia Hotels & Resorts, Inc.	2,066	30,701
		139,335
Household Products - 0.2%
Central Garden & Pet Co., Class A (a)	1,785	58,994
Human Resource & Employment Services - 0.3%
First Advantage Corp. (a)	4,182	78,329
Independent Power Producers & Energy Traders - 0.0%*
Talen Energy Corp. (a)	56	11,282
Industrial Machinery & Supplies & Components - 7.2%
Albany International Corp., Class A	1,215	97,164
Barnes Group, Inc.	355	16,777
Chart Industries, Inc. (a)	146	27,863
Enerpac Tool Group Corp. (b)	7,891	324,241
Enpro, Inc.	233	40,181
Esab Corp.	1,050	125,937
ESCO Technologies, Inc.	1,195	159,186
Gates Industrial Corp. PLC (a)	1,971	40,543
Hillenbrand, Inc.	1,151	35,428
ITT, Inc.	384	54,866
John Bean Technologies Corp.	1,110	141,081
Kadant, Inc.	55	18,974
Mueller Industries, Inc.	2,853	226,414
	Number of Shares	Fair Value
RBC Bearings, Inc. (a)	255	$76,281
SPX Technologies, Inc. (a)	62	9,022
Standex International Corp.	715	133,698
Timken Co.	2,797	199,622
Watts Water Technologies, Inc., Class A	490	99,617
		1,826,895
Industrial REITs - 0.5%
EastGroup Properties, Inc.	862	138,342
Insurance Brokers - 0.4%
Baldwin Insurance Group, Inc. (a)	2,759	106,939
Internet Services & Infrastructure - 0.1%
Wix.com Ltd. (a)	128	27,462
Investment Banking & Brokerage - 1.3%
Piper Sandler Cos.	106	31,795
PJT Partners, Inc., Class A	655	103,366
Raymond James Financial, Inc.	1,097	170,397
Stifel Financial Corp.	79	8,380
StoneX Group, Inc. (a)	100	9,797
		323,735
IT Consulting & Other Services - 0.2%
Kyndryl Holdings, Inc. (a)	681	23,563
Unisys Corp. (a)	5,385	34,087
		57,650
Leisure Facilities - 0.5%
Lucky Strike Entertainment Corp., Class A	3,430	34,334
Planet Fitness, Inc., Class A (a)	950	93,927
		128,261
Leisure Products - 0.7%
Acushnet Holdings Corp.	415	29,498
Johnson Outdoors, Inc., Class A	381	12,573
Polaris, Inc.	1,975	113,800
YETI Holdings, Inc. (a)	212	8,164
		164,035
Life & Health Insurance - 0.2%
Oscar Health, Inc., Class A (a)	1,012	13,601

See Notes to Schedule of Investments and Notes to Financial Statements.
4	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Primerica, Inc.	98	$26,599
		40,200
Life Sciences Tools & Services - 2.8%
Azenta, Inc. (a)	2,753	137,650
BioLife Solutions, Inc. (a)	2,756	71,546
Bio-Rad Laboratories, Inc., Class A (a)	63	20,696
Bruker Corp.	2,194	128,612
ICON PLC (a)	299	62,703
Mesa Laboratories, Inc.	315	41,539
Repligen Corp. (a)	1,753	252,327
		715,073
Metal, Glass & Plastic Containers - 0.1%
TriMas Corp.	1,255	30,860
Mortgage REITs - 0.0%*
Redwood Trust, Inc.	1,374	8,972
Multi-Line Insurance - 0.2%
Horace Mann Educators Corp.	1,209	47,429
Multi-Utilities - 0.1%
Avista Corp.	686	25,128
Office REITs - 0.8%
COPT Defense Properties	648	20,056
Cousins Properties, Inc.	3,490	106,934
Easterly Government Properties, Inc.	5,329	60,537
Hudson Pacific Properties, Inc.	1,550	4,696
		192,223
Office Services & Supplies - 0.8%
MSA Safety, Inc.	1,152	190,967
Oil & Gas Drilling - 0.0%*
Helmerich & Payne, Inc.	349	11,175
Oil & Gas Equipment & Services - 0.7%
Atlas Energy Solutions, Inc.	1,942	43,074
Cactus, Inc., Class A	1,320	77,035
ChampionX Corp.	1,428	38,827
Oil States International, Inc. (a)	3,471	17,563
		176,499
	Number of Shares	Fair Value
Oil & Gas Exploration & Production - 1.9%
Civitas Resources, Inc.	524	$24,036
Northern Oil & Gas, Inc.	5,736	213,150
Range Resources Corp.	1,218	43,824
SM Energy Co.	5,382	208,606
		489,616
Oil & Gas Refining & Marketing - 0.1%
HF Sinclair Corp.	481	16,859
Other Specialty Retail - 0.3%
Bath & Body Works, Inc.	1,150	44,586
Upbound Group, Inc.	1,095	31,941
		76,527
Packaged Foods & Meats - 2.1%
Calavo Growers, Inc.	1,008	25,704
Freshpet, Inc. (a)	670	99,233
J&J Snack Foods Corp.	415	64,379
Lancaster Colony Corp.	520	90,033
Simply Good Foods Co. (a)	4,005	156,115
Utz Brands, Inc.	6,035	94,508
		529,972
Paper & Plastic Packaging Products & Materials - 0.1%
Ranpak Holdings Corp. (a)	4,620	31,786
Personal Care Products - 0.7%
BellRing Brands, Inc. (a)	564	42,492
elf Beauty, Inc. (a)	1,143	143,503
		185,995
Pharmaceuticals - 0.2%
ANI Pharmaceuticals, Inc. (a)	454	25,097
Corcept Therapeutics, Inc. (a)	216	10,884
Intra-Cellular Therapies, Inc. (a)	290	24,221
		60,202
Property & Casualty Insurance - 2.5%
AMERISAFE, Inc.	1,916	98,751
Hamilton Insurance Group Ltd., Class B (a)	630	11,989
Kemper Corp.	924	61,390
Palomar Holdings, Inc. (a)	1,249	131,882
RLI Corp.	690	113,733
Selective Insurance Group, Inc.	869	81,269

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Small-Cap Equity V.I.S. Fund	5

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Skyward Specialty Insurance Group, Inc. (a)	1,865	$94,257
Trupanion, Inc. (a)	559	26,944
		620,215
Publishing - 0.6%
John Wiley & Sons, Inc., Class A	3,235	141,402
Regional Banks - 9.3%
1st Source Corp.	746	43,551
Banc of California, Inc.	2,415	37,336
BancFirst Corp.	410	48,044
Bank OZK	1,234	54,950
BankUnited, Inc.	632	24,123
Columbia Banking System, Inc.	5,242	141,586
Cullen/Frost Bankers, Inc.	1,978	265,547
Enterprise Financial Services Corp.	537	30,287
Equity Bancshares, Inc., Class A	276	11,708
First Financial Bankshares, Inc.	3,190	115,000
Five Star Bancorp	819	24,644
Fulton Financial Corp.	5,539	106,792
German American Bancorp, Inc.	1,370	55,101
Heritage Commerce Corp.	2,489	23,347
Home BancShares, Inc.	1,431	40,497
Lakeland Financial Corp.	400	27,504
Live Oak Bancshares, Inc.	5,438	215,073
National Bank Holdings Corp., Class A	908	39,098
Origin Bancorp, Inc.	972	32,358
Peapack-Gladstone Financial Corp.	588	18,845
Pinnacle Financial Partners, Inc.	454	51,933
Preferred Bank	382	32,997
Prosperity Bancshares, Inc.	1,810	136,384
Renasant Corp.	3,559	127,234
ServisFirst Bancshares, Inc.	1,510	127,957
SouthState Corp.	250	24,870
Stock Yards Bancorp, Inc.	1,055	75,549
Texas Capital Bancshares, Inc. (a)	490	38,318
WaFd, Inc.	948	30,564
Westamerica BanCorp	1,359	71,293
Western Alliance Bancorp	204	17,042
Wintrust Financial Corp.	494	61,607
	Number of Shares	Fair Value
WSFS Financial Corp.	3,848	$204,444
		2,355,583
Research & Consulting Services - 0.1%
Huron Consulting Group, Inc. (a)	284	35,290
Restaurants - 1.5%
Brinker International, Inc. (a)	250	33,073
Cheesecake Factory, Inc.	2,076	98,485
First Watch Restaurant Group, Inc. (a)	3,035	56,481
Shake Shack, Inc., Class A (a)	260	33,748
Texas Roadhouse, Inc.	855	154,268
		376,055
Retail REITs - 0.3%
Kite Realty Group Trust	1,544	38,971
Phillips Edison & Co., Inc.	681	25,510
		64,481
Security & Alarm Services - 1.2%
Brink's Co.	3,373	312,913
Self Storage REITs - 0.1%
National Storage Affiliates Trust	618	23,428
Semiconductor Materials & Equipment - 0.7%
Axcelis Technologies, Inc. (a)	204	14,253
Ichor Holdings Ltd. (a)	1,409	45,398
MKS Instruments, Inc.	310	32,361
Onto Innovation, Inc. (a)	544	90,669
		182,681
Semiconductors - 0.9%
Diodes, Inc. (a)	275	16,959
Lattice Semiconductor Corp. (a)	347	19,658
Rambus, Inc. (a)	695	36,738
Semtech Corp. (a)	2,393	148,007
		221,362
Single-Family Residential REITs - 0.1%
UMH Properties, Inc.	918	17,332
Soft Drinks & Non-alcoholic Beverages - 1.3%
Celsius Holdings, Inc. (a)	3,735	98,380
Primo Brands Corp., Class A	6,411	197,267

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Vita Coco Co., Inc. (a)	975	$35,987
		331,634
Specialized Consumer Services - 0.4%
OneSpaWorld Holdings Ltd.	5,416	107,778
Specialty Chemicals - 3.3%
Avient Corp.	4,419	180,560
Axalta Coating Systems Ltd. (a)	1,156	39,558
HB Fuller Co.	541	36,507
Ingevity Corp. (a)	5,255	214,141
Quaker Chemical Corp.	681	95,858
Sensient Technologies Corp.	1,130	80,524
Stepan Co.	2,703	174,884
		822,032
Steel - 0.4%
Carpenter Technology Corp.	203	34,451
Commercial Metals Co.	1,536	76,186
		110,637
Systems Software - 1.9%
JFrog Ltd. (a)	2,835	83,377
Onestream, Inc. (a)	4,545	129,624
Progress Software Corp.	434	28,275
Rubrik, Inc., Class A (a)	715	46,732
SentinelOne, Inc., Class A (a)	5,275	117,105
Tenable Holdings, Inc. (a)	1,920	75,610
		480,723
Technology Distributors - 0.1%
Insight Enterprises, Inc. (a)	159	24,184
Technology Hardware, Storage & Peripherals - 0.9%
Corsair Gaming, Inc. (a)	8,191	54,143
Pure Storage, Inc., Class A (a)	2,650	162,789
		216,932
	Number of Shares	Fair Value
Timber REITs - 0.1%
PotlatchDeltic Corp.	557	$21,862
Trading Companies & Distributors - 1.6%
Applied Industrial Technologies, Inc.	936	224,144
FTAI Aviation Ltd.	504	72,596
Transcat, Inc. (a)	655	69,260
WESCO International, Inc.	209	37,820
		403,820
Transaction & Payment Processing Services - 1.0%
EVERTEC, Inc.	1,045	36,084
Flywire Corp. (a)	3,102	63,963
Shift4 Payments, Inc., Class A (a)	1,405	145,811
		245,858
Water Utilities - 0.1%
American States Water Co.	360	27,979
Total Common Stock (Cost $17,580,581)		23,868,907
Short-Term Investments - 5.9%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.47% (c)(d) (Cost $1,490,635)	1,490,635	1,490,635
Total Investments (Cost $19,071,216)		25,359,542
Liabilities in Excess of Other Assets, net - (0.3)%		(81,966)
NET ASSETS - 100.0%		$25,277,576

Other Information:
The Fund had the following long futures contracts open at December 31, 2024:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	March 2025	5	$577,832	$562,450	$(15,382)
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Small-Cap Equity V.I.S. Fund	7

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
During the period ended December 31, 2024, the average notional value related to long futures contracts was $407,913.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At December 31, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2024.
*	Less than 0.05%.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$23,868,907	$—	$—	$23,868,907
Short-Term Investments	1,490,635	—	—	1,490,635
Total Investments in Securities	$25,359,542	$—	$—	$25,359,542
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$(15,382)	$—	$—	$(15,382)
Total Other Financial Instruments	$(15,382)	$—	$—	$(15,382)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,171,516	$1,171,516	$8,955,917	$8,636,798	$—	$—	1,490,635	$1,490,635	$61,708
See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Inception date					4/28/00
Net asset value, beginning of period	$12.37	$11.90	$14.93	$14.66	$13.16
Income/(loss) from investment operations:
Net investment income (loss)(a)	(0.02)	0.02	(0.03)	(0.04)	(0.01)
Net realized and unrealized gains/(losses) on investments	1.30	1.61	(2.27)	3.06	1.92
Total income/(loss) from investment operations	1.28	1.63	(2.30)	3.02	1.91
Less distributions from:
Net investment income	(0.01)	—	—	—	—
Net realized gains	(1.09)	(1.16)	(0.73)	(2.75)	(0.41)
Total distributions	(1.10)	(1.16)	(0.73)	(2.75)	(0.41)
Net asset value, end of period	$12.55	$12.37	$11.90	$14.93	$14.66
Total Return(b)	10.32%	13.55%	(15.40)%	20.53%	14.53%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$25,278	$25,910	$26,066	$36,890	$34,621
Ratios to average net assets:
Gross expenses	1.44%	1.28%	1.31%	1.21%	1.27%
Net investment income (loss)	(0.17)%	0.13%	(0.21)%	(0.22)%	(0.06)%
Portfolio turnover rate	42%	30%	29%	39%	37%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	9

State Street Small-Cap Equity V.I.S. Fund
Statement of Assets and Liabilities — December 31, 2024
Assets
Investments in unaffiliated securities, at fair value (cost $17,580,581)	$23,868,907
Investments in affiliated securities, at fair value (cost $1,490,635)	1,490,635
Net cash collateral on deposit with broker for future contracts	60,415
Receivable for investments sold	4,135
Income receivables	15,170
Receivable for fund shares sold	690
Income receivable from affiliated investments	5,786
Other assets	155
Total assets	25,445,893
Liabilities
Payable for investments purchased	85,364
Payable for fund shares redeemed	237
Payable for accumulated variation margin on futures contracts	15,371
Payable to the Adviser	21,238
Payable for custody, fund accounting and sub-administration fees	10,010
Accrued other expenses	36,097
Total liabilities	168,317

Net Assets	$25,277,576
Net Assets Consist of:
Capital paid in	$18,749,145
Total distributable earnings (loss)	6,528,431
Net Assets	$25,277,576
Shares outstanding ($0.01 par value; unlimited shares authorized)	2,014,172
Net asset value per share	$12.55
The accompanying Notes are an integral part of these financial statements.
10	Statement of Assets and Liabilities

State Street Small-Cap Equity V.I.S. Fund
Statement of Operations — For the year ended December 31, 2024
Investment Income
Income
Dividend	$264,614
Interest	1,395
Income from affiliated investments	61,708
Less: Foreign taxes withheld	(1,727)
Total income	325,990
Expenses
Advisory and administration fees	244,658
Directors' fees	21,154
Custody, fund accounting and sub-administration fees	29,663
Professional fees	59,696
Other expenses	15,339
Total expenses	370,510
Net investment income (loss)	$(44,520)
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$2,712,292
Futures	65,501
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(177,994)
Futures	(35,533)
Net realized and unrealized gain (loss) on investments	2,564,266
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,519,746
The accompanying Notes are an integral part of these financial statements.
Statement of Operations	11

State Street Small-Cap Equity V.I.S. Fund
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(44,520)	$32,547
Net realized gain (loss) on investments and futures	2,777,793	1,991,573
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(213,527)	1,234,893
Net increase (decrease) from operations	2,519,746	3,259,013
Distributions to shareholders:
Total distributions	(2,041,158)	(2,232,962)
Increase (decrease) in assets from operations and distributions	478,588	1,026,051
Share transactions:
Proceeds from sale of shares	237,222	193,752
Value of distributions reinvested	2,041,158	2,232,962
Cost of shares redeemed	(3,389,328)	(3,608,386)
Net increase (decrease) from share transactions	(1,110,948)	(1,181,672)
Total increase (decrease) in net assets	(632,360)	(155,621)
Net Assets
Beginning of year	25,909,936	26,065,557
End of year	$25,277,576	$25,909,936
Changes in Fund Shares
Shares sold	18,504	15,689
Issued for distributions reinvested	161,868	178,067
Shares redeemed	(259,986)	(289,897)
Net increase (decrease) in fund shares	(79,614)	(96,141)
The accompanying Notes are an integral part of these financial statements.
12	Statements of Changes in Net Assets

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements — December 31, 2024
1.Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund (the “Fund”), State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Company. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Notes to Financial Statements	13

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2024
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2024 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or
14	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2024 capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2024, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the fiscal year ended December 31, 2024, the Fund entered into futures contracts for cash equitization.
The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2024 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$15,371	$—	$15,371

Notes to Financial Statements	15

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2024
Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$65,501	$—	$65,501

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$(35,533)	$—	$(35,533)
5.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.95%.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Due to Custodian In certain circumstances, the Fund may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian, who is an affiliate of the Fund.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2024 are disclosed in the Schedule of Investments.
6.Sub-Advisory Fees
Pursuant to investment sub-advisory agreements with SSGA FM, the assets of the Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade Capital Management, LP; (ii) Champlain Investment Partners, LLC; (iii) Kennedy Capital Management, LLC; (iv) SouthernSun Asset Management, LLC; and (v) Westfield Capital Management Company, LP. SSGA FM is responsible for allocating the Fund’s assets among the sub-advisers in its discretion (“Allocated Assets”), and for managing the Fund’s cash position, while each sub-adviser is responsible for the day-to-day management of their portion of the Allocated Assets, under the general supervision and oversight of SSGA FM and the Board. For their services, SSGA FM pays each sub-adviser an investment sub-advisory fee, which is calculated as a percentage of the average daily net assets of the respective Allocated Assets that it manages.
7.Directors' Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
16	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2024
8.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2024 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$10,462,931	$13,926,699
9.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to nontaxable dividend adjustments to income, REITs, investments in futures, and wash sale loss deferrals.
The tax character of distributions paid during the fiscal year ended December 31, 2024 were as follows:
Ordinary Income	Long-Term Capital Gains	Total
$214,508	$1,826,650	$2,041,158
The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:
Ordinary Income	Long-Term Capital Gains	Total
$142,246	$2,090,716	$2,232,962
At December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$102,999	$—	$—	$686,347	$5,739,085	$—	$6,528,431
As of December 31, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$19,605,075	$6,868,671	$1,129,586	$5,739,085
Notes to Financial Statements	17

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2024
10.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $194.29 million of a $1.36 billion ($180 million of $1.26 billion prior to November 1, 2024 and $180 million of $960 million prior to October 3, 2024) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the
New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of December 31, 2024.
11.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
12.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
18	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of State Street Small-Cap Equity V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Small-Cap Equity V.I.S. Fund (the “Fund”) (one of the series constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 18, 2025
Report of Independent Registered Public Accounting Firm	19

State Street Small-Cap Equity V.I.S. Fund
Other Information — December 31, 2024
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for their fiscal year ended December 31, 2024.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Long Term Capital Gain Distributions
Long term capital gains dividends were paid from the Fund during the year ended December 31, 2024 in the amount of $1,826,650.
20	Other Information

State Street Small-Cap Equity V.I.S. Fund
Proxy Disclosure for Open-End Management Investment Companies — December 31, 2024 (Unaudited)
Shareholder Meeting Results
Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 6, 2024 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the table below.
All Funds
Proposal 1: To elect the following as Directors of the Company:
Proposed Director	Shares For	Shares Withheld
Patrick J. Riley	73,750,198.987	1,759,144.984
Donna M. Rapaccioli	73,872,469.845	1,636,874.126
Margaret K. McLaughlin	73,959,592.918	1,549,751.053
George M. Pereira	73,932,719.109	1,576,624.862
Mark E. Swanson	73,862,069.730	1,647,274.241
Jeanne LaPorta	73,881,354.092	1,627,989.879
21

Annual Financial Statements and Other Information
December 31, 2024
State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Annual Report Financial Statements and Other Information
December 31, 2024

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable
This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street U.S. Equity V.I.S. Fund
Schedule of Investments — December 31, 2024
	Number of Shares	Fair Value
Common Stock - 98.6% †
Aerospace & Defense - 0.5%
RTX Corp.	930	$107,620
Apparel Retail - 0.4%
Ross Stores, Inc.	502	75,937
Application Software - 3.4%
Adobe, Inc. (a)	545	242,351
Intuit, Inc.	96	60,336
Salesforce, Inc.	749	250,413
Synopsys, Inc. (a)	329	159,683
		712,783
Automobile Manufacturers - 1.3%
General Motors Co.	2,245	119,591
Tesla, Inc. (a)	384	155,075
		274,666
Automotive Retail - 0.5%
O'Reilly Automotive, Inc. (a)	93	110,279
Biotechnology - 0.9%
BioMarin Pharmaceutical, Inc. (a)	480	31,550
Vertex Pharmaceuticals, Inc. (a)	373	150,207
		181,757
Broadline Retail - 4.9%
Amazon.com, Inc. (a)	4,683	1,027,403
Building Products - 0.6%
Trane Technologies PLC (b)	332	122,624
Construction Materials - 0.6%
Martin Marietta Materials, Inc.	266	137,389
Consumer Staples Merchandise Retail - 1.3%
Costco Wholesale Corp.	88	80,632
Walmart, Inc.	2,047	184,946
		265,578
Data Processing & Outsourced Services - 0.9%
Broadridge Financial Solutions, Inc.	822	185,846
Diversified Banks - 4.5%
Bank of America Corp.	10,885	478,396
	Number of Shares	Fair Value
JPMorgan Chase & Co.	1,930	$462,640
		941,036
Electric Utilities - 0.9%
NextEra Energy, Inc.	2,658	190,552
Electrical Components & Equipment - 1.7%
Eaton Corp. PLC	381	126,443
Emerson Electric Co.	1,941	240,548
		366,991
Electronic Components - 0.3%
Amphenol Corp., Class A	795	55,213
Environmental & Facilities Services - 1.4%
Tetra Tech, Inc.	854	34,023
Waste Management, Inc.	1,274	257,081
		291,104
Financial Exchanges & Data - 2.2%
Intercontinental Exchange, Inc.	637	94,919
Nasdaq, Inc.	714	55,199
S&P Global, Inc.	620	308,779
		458,897
Healthcare Equipment - 2.6%
Abbott Laboratories	975	110,282
Becton Dickinson & Co.	1,105	250,691
IDEXX Laboratories, Inc. (a)	216	89,303
Zimmer Biomet Holdings, Inc.	842	88,941
		539,217
Home Improvement Retail - 1.8%
Home Depot, Inc.	993	386,267
Household Products - 0.8%
Procter & Gamble Co.	1,077	180,559
Industrial Gases - 1.2%
Linde PLC	584	244,503
Industrial Machinery & Supplies & Components - 1.3%
Parker-Hannifin Corp.	433	275,401
Insurance Brokers - 0.3%
Marsh & McLennan Cos., Inc.	266	56,501
Integrated Oil & Gas - 1.5%
Chevron Corp.	827	119,783

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street U.S. Equity V.I.S. Fund	1

State Street U.S. Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Exxon Mobil Corp.	1,773	$190,721
		310,504
Interactive Media & Services - 8.5%
Alphabet, Inc., Class A	4,850	918,105
Alphabet, Inc., Class C	693	131,975
Meta Platforms, Inc., Class A	1,278	748,282
		1,798,362
IT Consulting & Other Services - 0.3%
Accenture PLC, Class A	203	71,413
Life Sciences Tools & Services - 1.9%
IQVIA Holdings, Inc. (a)	892	175,287
Thermo Fisher Scientific, Inc.	416	216,416
		391,703
Managed Healthcare - 1.1%
Elevance Health, Inc.	194	71,566
UnitedHealth Group, Inc.	336	169,969
		241,535
Movies & Entertainment - 1.0%
Netflix, Inc. (a)	125	111,415
Walt Disney Co.	952	106,005
		217,420
Multi-Line Insurance - 0.2%
American International Group, Inc.	517	37,638
Multi-Sector Holdings - 1.2%
Berkshire Hathaway, Inc., Class B (a)	570	258,370
Multi-Utilities - 0.7%
Sempra	1,579	138,510
Oil & Gas Equipment & Services - 0.2%
Schlumberger NV	1,279	49,037
Oil & Gas Exploration & Production - 1.0%
ConocoPhillips	2,100	208,257
Other Specialty Retail - 0.9%
Ulta Beauty, Inc. (a)	428	186,150
Packaged Foods & Meats - 0.1%
Mondelez International, Inc., Class A	481	28,730
	Number of Shares	Fair Value
Passenger Ground Transportation - 0.4%
Uber Technologies, Inc. (a)	1,496	$90,239
Personal Care Products - 1.0%
Kenvue, Inc.	10,122	216,105
Pharmaceuticals - 4.3%
AstraZeneca PLC ADR	1,368	89,631
Elanco Animal Health, Inc. (a)	4,020	48,682
Eli Lilly & Co.	102	78,744
Johnson & Johnson	2,358	341,014
Merck & Co., Inc.	3,449	343,107
		901,178
Property & Casualty Insurance - 1.3%
Chubb Ltd.	732	202,252
Progressive Corp.	305	73,081
		275,333
Rail Transportation - 0.5%
Union Pacific Corp.	499	113,792
Regional Banks - 0.9%
Regions Financial Corp.	8,354	196,486
Restaurants - 0.5%
McDonald's Corp.	367	106,390
Semiconductor Materials & Equipment - 1.1%
Applied Materials, Inc.	1,167	189,789
ASML Holding NV NY Reg Shrs	57	39,506
		229,295
Semiconductors - 12.3%
Advanced Micro Devices, Inc. (a)	764	92,284
Broadcom, Inc.	2,461	570,558
NVIDIA Corp.	12,093	1,623,969
ON Semiconductor Corp. (a)	2,944	185,619
Texas Instruments, Inc.	654	122,631
		2,595,061
Soft Drinks & Non-alcoholic Beverages - 1.4%
Monster Beverage Corp. (a)	1,472	77,368
PepsiCo, Inc.	1,467	223,072
		300,440

See Notes to Schedule of Investments and Notes to Financial Statements.
2	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Specialty Chemicals - 0.5%
Ecolab, Inc.	167	$39,132
International Flavors & Fragrances, Inc.	347	29,339
PPG Industries, Inc.	252	30,101
		98,572
Systems Software - 8.4%
Microsoft Corp.	3,524	1,485,366
Oracle Corp.	817	136,145
ServiceNow, Inc. (a)	139	147,356
		1,768,867
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	5,573	1,395,591
Telecom Tower REITs - 1.0%
American Tower Corp.	1,202	220,459
Trading Companies & Distributors - 1.4%
United Rentals, Inc.	318	224,012
WW Grainger, Inc.	74	78,000
		302,012
Transaction & Payment Processing Services - 3.2%
Fidelity National Information Services, Inc.	378	30,531
	Number of Shares	Fair Value
Mastercard, Inc., Class A	552	$290,667
Visa, Inc., Class A	1,104	348,908
		670,106
Water Utilities - 0.6%
American Water Works Co., Inc.	945	117,643
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc.	257	56,728
Total Common Stock (Cost $11,987,011)		20,780,049
Short-Term Investments - 1.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.47% (c)(d) (Cost $331,182)	331,182	331,182
Total Investments (Cost $12,318,193)		21,111,231
Liabilities in Excess of Other Assets, net - (0.1)%		(30,566)
NET ASSETS - 100.0%		$21,080,665

Other Information:
The Fund had the following long futures contracts open at December 31, 2024:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	March 2025	4	$123,095	$118,715	$(4,380)
During the year ended December 31, 2024, the average notional value related to long futures contracts was $244,350.
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street U.S. Equity V.I.S. Fund	3

State Street U.S. Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At December 31, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2024.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$20,780,049	$—	$—	$20,780,049
Short-Term Investments	331,182	—	—	331,182
Total Investments in Securities	$21,111,231	$—	$—	$21,111,231
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$(4,380)	$—	$—	$(4,380)
Total Other Financial Instruments	$(4,380)	$—	$—	$(4,380)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	709,663	$709,663	$5,726,862	$6,105,343	$—	$—	331,182	$331,182	$31,145
See Notes to Schedule of Investments and Notes to Financial Statements.
4	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Inception date					1/3/95
Net asset value, beginning of period	$48.41	$40.76	$56.55	$53.28	$46.97
Income/(loss) from investment operations:
Net investment income(a)	0.20	0.22	0.22	0.18	0.27
Net realized and unrealized gains/(losses) on investments	11.86	11.15	(10.93)	13.47	10.34
Total income/(loss) from investment operations	12.06	11.37	(10.71)	13.65	10.61
Less distributions from:
Net investment income	(0.24)	(0.23)	(0.24)	(0.22)	(0.27)
Net realized gains	(11.86)	(3.49)	(4.84)	(10.16)	(4.03)
Total distributions	(12.10)	(3.72)	(5.08)	(10.38)	(4.30)
Net asset value, end of period	$48.37	$48.41	$40.76	$56.55	$53.28
Total Return(b)	24.55%	27.91%	(18.91)%	25.49%	22.64%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$21,081	$21,170	$20,449	$29,595	$27,729
Ratios to average net assets:
Gross expenses	0.85%	0.91%	0.88%	0.82%	0.86%
Net investment income	0.36%	0.48%	0.46%	0.30%	0.56%
Portfolio turnover rate	45%	42%	33%	32%	38%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	5

State Street U.S. Equity V.I.S. Fund
Statement of Assets and Liabilities — December 31, 2024
Assets
Investments in unaffiliated securities, at fair value (cost $11,987,011)	$20,780,049
Investments in affiliated securities, at fair value (cost $331,182)	331,182
Cash	303
Net cash collateral on deposit with broker for future contracts	12,299
Income receivables	15,209
Receivable for fund shares sold	526
Income receivable from affiliated investments	2,232
Other assets	147
Total assets	21,141,947
Liabilities
Payable for fund shares redeemed	4,085
Payable for accumulated variation margin on futures contracts	4,370
Payable to the Adviser	10,615
Payable for custody, fund accounting and sub-administration fees	6,778
Accrued other expenses	35,434
Total liabilities	61,282

Net Assets	$21,080,665
Net Assets Consist of:
Capital paid in	$11,257,781
Total distributable earnings (loss)	9,822,884
Net Assets	$21,080,665
Shares outstanding ($0.01 par value; unlimited shares authorized)	435,802
Net asset value per share	$48.37
The accompanying Notes are an integral part of these financial statements.
6	Statement of Assets and Liabilities

State Street U.S. Equity V.I.S. Fund
Statement of Operations — For the year ended December 31, 2024
Investment Income
Income
Dividend	$247,562
Interest	865
Income from affiliated investments	31,145
Less: Foreign taxes withheld	(125)
Total income	279,447
Expenses
Advisory and administration fees	126,419
Directors' fees	21,136
Custody, fund accounting and sub-administration fees	20,283
Professional fees	27,358
Other expenses	1,259
Total expenses	196,455
Net investment income (loss)	$82,992
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$4,528,705
Futures	75,927
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	352,310
Futures	(13,306)
Net realized and unrealized gain (loss) on investments	4,943,636
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,026,628
The accompanying Notes are an integral part of these financial statements.
Statement of Operations	7

State Street U.S. Equity V.I.S. Fund
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$82,992	$97,131
Net realized gain (loss) on investments and futures	4,604,632	1,990,080
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	339,004	2,919,583
Net increase (decrease) from operations	5,026,628	5,006,794
Distributions to shareholders:
Total distributions	(4,232,544)	(1,515,250)
Increase (decrease) in assets from operations and distributions	794,084	3,491,544
Share transactions:
Proceeds from sale of shares	317,783	253,428
Value of distributions reinvested	4,232,544	1,515,250
Cost of shares redeemed	(5,433,420)	(4,539,387)
Net increase (decrease) from share transactions	(883,093)	(2,770,709)
Total increase (decrease) in net assets	(89,009)	720,835
Net Assets
Beginning of year	21,169,674	20,448,839
End of year	$21,080,665	$21,169,674
Changes in Fund Shares
Shares sold	5,800	5,608
Issued for distributions reinvested	86,238	31,281
Shares redeemed	(93,550)	(101,242)
Net increase (decrease) in fund shares	(1,512)	(64,353)
The accompanying Notes are an integral part of these financial statements.
8	Statements of Changes in Net Assets

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements — December 31, 2024
1.Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund (the “Fund”), State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Company. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Notes to Financial Statements	9

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2024
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2024 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or
10	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2024 capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2024, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the fiscal year ended December 31, 2024, the Fund entered into futures contracts for cash equitization.
Notes to Financial Statements	11

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2024
The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2024 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$4,370	$—	$4,370

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$75,927	$—	$75,927

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$(13,306)	$—	$(13,306)
5.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.55%.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2024 are disclosed in the Schedule of Investments.
6.Directors’ Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
12	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2024
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2024 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$10,045,590	$14,683,552
8.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAVs or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to nontaxable dividend adjustments to income, investments in futures, and wash sale loss deferrals.
The tax character of distributions paid during the fiscal year ended December 31, 2024 were as follows:
Ordinary Income	Long-Term Capital Gains	Total
$455,047	$3,777,497	$4,232,544
The tax character of distributions paid during the year ended December 31, 2023 was as follows:
Ordinary Income	Long-Term Capital Gains	Total
$95,392	$1,419,858	$1,515,250
At December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$92,303	$—	$—	$1,088,856	$8,641,725	$—	$9,822,884
As of December 31, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$12,465,126	$8,829,303	$187,578	$8,641,725
Notes to Financial Statements	13

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2024
9.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $194.29 million of a $1.36 billion ($180 million of $1.26 billion prior to November 1, 2024 and $180 million of $960 million prior to October 3, 2024) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the
New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of December 31, 2024.
10.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
11.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
14	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of State Street U.S. Equity V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street U.S. Equity V.I.S. Fund (the “Fund”) (one of the series constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 18, 2025
Report of Independent Registered Public Accounting Firm	15

State Street U.S. Equity V.I.S. Fund
Other Information — December 31, 2024
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2024.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Long Term Capital Gain Distributions
Long term capital gains dividends were paid from the Fund during the year ended December 31, 2024 in the amount of $3,777,497.
16	Other Information

State Street U.S. Equity V.I.S. Fund
Proxy Disclosure for Open-End Management Investment Companies — December 31, 2024 (Unaudited)
Shareholder Meeting Results
Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 6, 2024 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the table below.
All Funds
Proposal 1: To elect the following as Directors of the Company:
Proposed Director	Shares For	Shares Withheld
Patrick J. Riley	73,750,198.987	1,759,144.984
Donna M. Rapaccioli	73,872,469.845	1,636,874.126
Margaret K. McLaughlin	73,959,592.918	1,549,751.053
George M. Pereira	73,932,719.109	1,576,624.862
Mark E. Swanson	73,862,069.730	1,647,274.241
Jeanne LaPorta	73,881,354.092	1,627,989.879
17

Annual Financial Statements and Other Information
December 31, 2024
State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Annual Report Financial Statements and Other Information
December 31, 2024

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable
This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments — December 31, 2024
	Number of Shares	Fair Value
Common Stock - 93.6% †
Apparel Retail - 1.0%
Ross Stores, Inc.	2,291	$346,560
Application Software - 5.5%
Adobe, Inc. (a)	1,617	719,048
Salesforce, Inc.	2,038	681,364
Synopsys, Inc. (a)	1,026	497,979
		1,898,391
Automobile Manufacturers - 1.0%
Tesla, Inc. (a)	872	352,149
Biotechnology - 1.3%
Vertex Pharmaceuticals, Inc. (a)(b)	1,107	445,789
Broadline Retail - 8.4%
Amazon.com, Inc. (a)	13,260	2,909,111
Construction Materials - 1.1%
Martin Marietta Materials, Inc.	711	367,232
Electrical Components & Equipment - 0.9%
Eaton Corp. PLC	932	309,303
Financial Exchanges & Data - 1.3%
S&P Global, Inc.	873	434,780
Healthcare Equipment - 1.5%
Abbott Laboratories	4,444	502,661
Home Improvement Retail - 2.3%
Home Depot, Inc.	2,030	789,650
Industrial Machinery & Supplies & Components - 1.5%
Parker-Hannifin Corp.	835	531,085
Interactive Media & Services - 14.6%
Alphabet, Inc., Class A	7,548	1,428,836
Alphabet, Inc., Class C	8,138	1,549,801
Meta Platforms, Inc., Class A	3,533	2,068,607
		5,047,244
Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific, Inc.	888	461,964
Managed Healthcare - 1.0%
UnitedHealth Group, Inc.	662	334,879
	Number of Shares	Fair Value
Other Specialty Retail - 1.2%
Ulta Beauty, Inc. (a)	956	$415,793
Pharmaceuticals - 1.1%
AstraZeneca PLC ADR	5,529	362,260
Semiconductor Materials & Equipment - 2.0%
Applied Materials, Inc.	3,496	568,554
ASML Holding NV NY Reg Shrs	199	137,923
		706,477
Semiconductors - 18.3%
Broadcom, Inc.	7,019	1,627,285
NVIDIA Corp.	32,302	4,337,836
ON Semiconductor Corp. (a)	5,791	365,123
		6,330,244
Soft Drinks & Non-alcoholic Beverages - 1.1%
Monster Beverage Corp. (a)	7,486	393,464
Systems Software - 14.4%
Microsoft Corp.	9,996	4,213,314
ServiceNow, Inc. (a)	724	767,527
		4,980,841
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	6,600	1,652,772
Telecom Tower REITs - 1.3%
American Tower Corp.	2,361	433,031
Trading Companies & Distributors - 1.5%
United Rentals, Inc.	723	509,310
Transaction & Payment Processing Services - 5.2%
Mastercard, Inc., Class A	1,586	835,140
Visa, Inc., Class A	3,068	969,611
		1,804,751
Total Common Stock (Cost $12,246,171)		32,319,741
Exchange Traded & Mutual Funds - 3.9%
The Technology Select Sector SPDR Fund (c) (Cost $1,194,076)	5,787	1,345,593
Total Investments in Securities (Cost $13,440,247)		33,665,334

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Premier Growth Equity V.I.S. Fund	1

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Short-Term Investments - 3.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.47% (c)(d) (Cost $1,104,965)	1,104,965	$1,104,965
Total Investments (Cost $14,545,212)		34,770,299
Liabilities in Excess of Other Assets, net - (0.7)%		(245,183)
NET ASSETS - 100.0%		$34,525,116

Other Information:
The Fund had the following long futures contracts open at December 31, 2024:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro E-mini NASDAQ-100 Futures	March 2025	10	$441,626	$424,530	$(17,096)
During the year ended December 31, 2024, the average notional value related to long and short futures contracts were $547,018 and $11,181, respectively.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At December 31, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2024.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

See Notes to Schedule of Investments and Notes to Financial Statements.
2	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$32,319,741	$—	$—	$32,319,741
Exchange Traded & Mutual Funds	1,345,593	—	—	1,345,593
Short-Term Investments	1,104,965	—	—	1,104,965
Total Investments in Securities	$34,770,299	$—	$—	$34,770,299
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$(17,096)	$—	$—	$(17,096)
Total Other Financial Instruments	$(17,096)	$—	$—	$(17,096)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	902,796	$902,796	$8,921,028	$8,718,859	$—	$—	1,104,965	$1,104,965	$50,435
The Technology Select Sector SPDR Fund	—	—	1,678,461	520,751	36,366	151,517	5,787	1,345,593	—
TOTAL		$902,796	$10,599,489	$9,239,610	$36,366	$151,517		$2,450,558	$50,435
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Premier Growth Equity V.I.S. Fund	3

State Street Premier Growth Equity V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Inception date					12/12/97
Net asset value, beginning of period	$110.25	$77.05	$126.76	$122.96	$100.89
Income/(loss) from investment operations:
Net investment loss(a)	(0.21)	(0.09)	(0.32)	(0.44)	(0.22)
Net realized and unrealized gains/(losses) on investments	35.00	35.75	(38.35)	31.51	34.12
Total income/(loss) from investment operations	34.79	35.66	(38.67)	31.07	33.90
Less distributions from:
Net investment income	—	—	—	—	(0.04)
Net realized gains	(28.90)	(2.46)	(11.04)	(27.27)	(11.79)
Total distributions	(28.90)	(2.46)	(11.04)	(27.27)	(11.83)
Net asset value, end of period	$116.14	$110.25	$77.05	$126.76	$122.96
Total Return(b)	31.06%	46.28%	(30.43)%	24.97%	33.61%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$34,525	$32,045	$25,498	$41,961	$39,144
Ratios to average net assets:
Gross expenses	0.86%	0.91%	0.93%	0.88%	0.89%
Net investment loss	(0.16)%	(0.09)%	(0.31)%	(0.32)%	(0.19)%
Portfolio turnover rate	28%	24%	23%	30%	22%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
4	Financial Highlights

State Street Premier Growth Equity V.I.S. Fund
Statement of Assets and Liabilities — December 31, 2024
Assets
Investments in unaffiliated securities, at fair value (cost $12,246,171)	$32,319,741
Investments in affiliated securities, at fair value (cost $2,299,041)	2,450,558
Net cash collateral on deposit with broker for future contracts	38,377
Receivable for investments sold	17,356
Income receivables	4,986
Receivable for fund shares sold	169
Income receivable from affiliated investments	4,605
Other assets	225
Total assets	34,836,017
Liabilities
Payable for investments purchased	104,078
Payable for fund shares redeemed	125,434
Payable for accumulated variation margin on futures contracts	17,074
Payable to the Adviser	19,521
Payable for custody, fund accounting and sub-administration fees	7,336
Accrued other expenses	37,458
Total liabilities	310,901

Net Assets	$34,525,116
Net Assets Consist of:
Capital paid in	$13,669,004
Total distributable earnings (loss)	20,856,112
Net Assets	$34,525,116
Shares outstanding ($0.01 par value; unlimited shares authorized)	297,263
Net asset value per share	$116.14
The accompanying Notes are an integral part of these financial statements.
Statement of Assets and Liabilities	5

State Street Premier Growth Equity V.I.S. Fund
Statement of Operations — For the year ended December 31, 2024
Investment Income
Income
Dividend	$191,772
Interest	1,387
Income from affiliated investments	50,435
Less: Foreign taxes withheld	(450)
Total income	243,144
Expenses
Advisory and administration fees	224,815
Directors' fees	21,205
Custody, fund accounting and sub-administration fees	21,773
Professional fees	27,476
Other expenses	2,884
Total expenses	298,153
Net investment income (loss)	$(55,009)
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$7,004,888
Affiliated investments	36,366
Futures	119,583
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	2,049,897
Affiliated investments	151,517
Futures	(43,875)
Net realized and unrealized gain (loss) on investments	9,318,376
Net Increase (Decrease) in Net Assets Resulting from Operations	$9,263,367
The accompanying Notes are an integral part of these financial statements.
6	Statement of Operations

State Street Premier Growth Equity V.I.S. Fund
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(55,009)	$(26,128)
Net realized gain (loss) on investments and futures	7,160,837	1,154,522
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	2,157,539	9,800,096
Net increase (decrease) from operations	9,263,367	10,928,490
Distributions to shareholders:
Total distributions	(6,931,618)	(702,283)
Increase (decrease) in assets from operations and distributions	2,331,749	10,226,207
Share transactions:
Proceeds from sale of shares	145,621	282,062
Value of distributions reinvested	6,931,618	702,283
Cost of shares redeemed	(6,928,588)	(4,663,584)
Net increase (decrease) from share transactions	148,651	(3,679,239)
Total increase (decrease) in net assets	2,480,400	6,546,968
Net Assets
Beginning of year	32,044,716	25,497,748
End of year	$34,525,116	$32,044,716
Changes in Fund Shares
Shares sold	1,028	2,971
Issued for distributions reinvested	58,554	6,362
Shares redeemed	(52,968)	(49,598)
Net increase (decrease) in fund shares	6,614	(40,265)
The accompanying Notes are an integral part of these financial statements.
Statement of Operations	7

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements — December 31, 2024
1.Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund (the  “Fund”), State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Company. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
8	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2024
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2024 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or
Notes to Financial Statements	9

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2024 capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the fiscal year ended December 31, 2024, the Fund entered into futures contracts for cash equitization.
The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2024 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$17,074	$—	$17,074

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$119,583	$—	$119,583

10	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2024
Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$(43,875)	$—	$(43,875)
5.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.65%.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2024 are disclosed in the Schedule of Investments.
6.Directors' Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2024 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$9,186,312	$15,899,897
8.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary
Notes to Financial Statements	11

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2024 book-tax differences will reverse in the future. These book-tax differences are primarily due to futures contracts and wash sale loss deferrals.
The tax character of distributions paid during the fiscal year ended December 31, 2024 were as follows:
Ordinary Income	Long-Term Capital Gains	Total
$212,733	$6,718,885	$6,931,618
The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:
Ordinary Income	Long-Term Capital Gains	Total
$—	$702,283	$702,283
At December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$16,172	$—	$—	$694,330	$20,145,610	$—	$20,856,112
As of December 31, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$14,607,593	$20,369,557	$223,947	$20,145,610
9.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $194.29 million of a $1.36 billion ($180 million of $1.26 billion prior to November 1, 2024 and $180 million of $960 million prior to October 3, 2024) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the
New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of December 31, 2024.
10.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and
12	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2024 prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
11.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
Notes to Financial Statements	13

State Street Premier Growth Equity V.I.S. Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of State Street Premier Growth Equity V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Premier Growth Equity V.I.S. Fund (the “Fund”) (one of the series constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 18, 2025
14	Report of Independent Registered Public Accounting Firm

State Street Premier Growth Equity V.I.S. Fund
Other Information — December 31, 2024
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2024.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Long Term Capital Gain Distributions
Long term capital gains dividends were paid from the Fund during the year ended December 31, 2024 in the amount of $6,718,885.
Other Information	15

State Street Premier Growth Equity V.I.S. Fund
Proxy Disclosure for Open-End Management Investment Companies — December 31, 2024 (Unaudited)
Shareholder Meeting Results
Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 6, 2024 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the table below.
All Funds
Proposal 1: To elect the following as Directors of the Company:
Proposed Director	Shares For	Shares Withheld
Patrick J. Riley	73,750,198.987	1,759,144.984
Donna M. Rapaccioli	73,872,469.845	1,636,874.126
Margaret K. McLaughlin	73,959,592.918	1,549,751.053
George M. Pereira	73,932,719.109	1,576,624.862
Mark E. Swanson	73,862,069.730	1,647,274.241
Jeanne LaPorta	73,881,354.092	1,627,989.879
16

Annual Financial Statements and Other Information
December 31, 2024
State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Annual Report Financial Statements and Other Information
December 31, 2024

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement  Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable
This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

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State Street Income V.I.S. Fund
Schedule of Investments — December 31, 2024
	Principal Amount	Fair Value
Bonds and Notes - 98.3% †
U.S. Treasuries - 31.8%
U.S. Treasury Bonds
2.25%, 08/15/46 (a)	$93,000	$60,058
3.00%, 08/15/48 (a)	271,000	198,126
4.13%, 08/15/53 (a)	154,000	137,373
4.38%, 08/15/43 (a)	14,000	13,182
U.S. Treasury Inflation-Indexed Notes
1.63%, 10/15/29	158,902	156,292
1.88%, 07/15/34	235,395	228,232
U.S. Treasury Notes
1.63%, 05/15/31 (a)	81,000	68,350
2.75%, 08/15/32 (a)	544,000	482,715
3.50%, 04/30/28 (a)	64,000	62,395
3.88%, 12/31/27 - 08/15/34 (a)	1,219,100	1,163,931
4.00%, 07/31/29 (a)	55,000	54,145
4.44%, 07/31/25 (a)	47,900	46,807
4.63%, 04/30/29 (a)	157,000	158,558
		2,830,164
Agency Mortgage Backed - 31.3%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	262,936	229,616
4.50%, 06/01/33 - 02/01/35 (a)	957	943
5.00%, 07/01/35 (a)	11,951	11,951
5.50%, 01/01/38 (a)	10,287	10,465
6.00%, 04/01/29 - 11/01/37 (a)	34,521	35,663
6.50%, 02/01/29 (a)	11	11
6.93%, 06/01/26 (a)(b)	60,000	62,032
7.00%, 12/01/29 - 08/01/36 (a)	8,100	8,608
7.50%, 01/01/30 - 09/01/33 (a)	1,152	1,183
8.00%, 11/01/30 (a)	1,752	1,809
8.50%, 04/01/30 (a)	1,697	1,820
Federal National Mortgage Association
2.50%, 03/01/51 (a)	210,172	171,263
3.00%, 03/01/50 (a)	47,012	40,478
3.50%, 08/01/45 - 01/01/48 (a)	93,808	84,586
4.00%, 01/01/41 - 01/01/50 (a)	135,684	126,494
	Principal Amount	Fair Value
4.50%, 07/01/33 - 12/01/48 (a)	$54,287	$52,192
5.00%, 03/01/34 - 08/01/35 (a)	11,959	11,947
5.50%, 12/01/32 - 01/01/39 (a)	46,920	47,691
6.00%, 02/01/33 - 07/01/35 (a)	52,815	54,501
6.50%, 01/01/29 - 08/01/34 (a)	6,534	6,815
7.00%, 10/01/32 - 12/01/33 (a)	3,015	3,196
7.50%, 12/01/26 - 03/01/33 (a)	3,512	3,609
8.00%, 11/01/25 - 10/01/31 (a)	713	726
Federal National Mortgage Association 1 yr. USD RFUCCT + 1.60%
6.97%, 04/01/37 (a)(c)	373	376
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45 (a)	216,278	191,887
3.50%, 08/20/48 (a)	38,225	34,545
4.00%, 01/20/41 - 04/20/43 (a)	37,851	35,919
4.50%, 08/15/33 - 03/20/41 (a)	28,005	27,415
6.00%, 04/15/27 - 04/15/34 (a)	31,526	32,453
6.50%, 08/15/32 - 08/15/34 (a)	11,332	11,729
7.00%, 01/15/28 - 10/15/36 (a)	6,997	7,109
Government National Mortgage Association 1 yr. CMT + 1.50%
4.63%, 02/20/26 (a)(c)	20	20
Government National Mortgage Association REMICS 30 day USD SOFR Average + 5.85%
1.25%, 05/20/64 (a)(c)(d)	255,640	6,374
Uniform Mortgage-Backed Security, TBA
2.00%, 01/01/55	297,304	231,174
2.50%, 01/01/55	519,009	422,567
3.00%, 01/01/55	88,270	74,893
3.50%, 01/01/55	81,111	71,715
6.00%, 01/01/55	418,280	420,254

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	1

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
6.50%, 01/01/55	$250,968	$256,268
		2,792,297
Agency Collateralized Mortgage Obligations - 1.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29 (a)	55,000	50,075
4.05%, 09/25/28 (a)(c)	31,000	30,342
Federal Home Loan Mortgage Corp. REMICS
5.50%, 06/15/33 (a)(d)	5,220	620
7.50%, 07/15/27 (a)(d)	210	12
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (a)(e)	35	33
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08%, 09/25/43 (a)(c)(d)	215,644	5,693
Federal National Mortgage Association Interest STRIPS
0.00%, 12/25/34 (a)(e)	4,816	3,860
4.50%, 08/25/35 - 01/25/36 (a)(d)	5,234	669
5.00%, 03/25/38 - 05/25/38 (a)(d)	3,443	540
5.50%, 12/25/33 (a)(d)	1,531	246
6.00%, 01/25/35 (a)(d)	2,648	439
Federal National Mortgage Association REMICS
1.14%, 12/25/42 (a)(c)(d)	10,149	252
5.00%, 09/25/40 (a)(d)	1,771	168
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 5.89%
1.32%, 07/25/38 (a)(c)(d)	2,016	138
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 6.44%
1.87%, 11/25/41 (a)(c)(d)	95,493	9,296
		102,383
Corporate Notes - 27.2%
3M Co.
3.13%, 09/19/46 (a)	2,000	1,371
7-Eleven, Inc.
0.95%, 02/10/26 (a)(f)	3,000	2,870
	Principal Amount	Fair Value
Abbott Laboratories
3.75%, 11/30/26 (a)	$4,000	$3,953
4.90%, 11/30/46 (a)	3,000	2,798
AbbVie, Inc.
2.95%, 11/21/26 (a)	3,000	2,915
3.20%, 05/14/26 - 11/21/29 (a)	5,000	4,750
4.05%, 11/21/39 (a)	3,000	2,565
4.25%, 11/21/49 (a)	2,000	1,629
4.30%, 05/14/36 (a)	3,000	2,739
4.40%, 11/06/42 (a)	2,000	1,730
4.63%, 10/01/42 (a)	2,000	1,769
4.88%, 11/14/48 (a)	3,000	2,694
5.05%, 03/15/34 (a)	4,000	3,954
5.40%, 03/15/54 (a)	4,000	3,854
5.50%, 03/15/64 (a)	3,000	2,870
Accenture Capital, Inc.
4.50%, 10/04/34	5,000	4,753
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	3,000	2,508
AEP Texas, Inc.
3.45%, 05/15/51 (a)	3,000	1,992
5.70%, 05/15/34 (a)	6,000	6,039
AEP Transmission Co. LLC
5.40%, 03/15/53 (a)	3,000	2,860
Aircastle Ltd.
4.25%, 06/15/26 (a)	3,000	2,970
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 (a)	3,000	2,312
2.95%, 03/15/34 (a)	3,000	2,472
3.55%, 03/15/52 (a)	3,000	2,040
4.70%, 07/01/30 (a)	3,000	2,926
Allstate Corp.
4.20%, 12/15/46 (a)	2,000	1,611
Allstate Corp. (7.72% fixed rate until 01/31/25; 3.20% + 3 mo. Term SOFR thereafter)
7.72%, 08/15/53 (a)(c)	7,000	6,989
Ally Financial, Inc.
2.20%, 11/02/28 (a)	3,000	2,671
Altria Group, Inc.
3.40%, 02/04/41 (a)	4,000	2,888
4.00%, 02/04/61 (a)	2,000	1,394
4.25%, 08/09/42 (a)	2,000	1,593
4.45%, 05/06/50 (a)	3,000	2,321
4.50%, 05/02/43 (a)	3,000	2,449
Amazon.com, Inc.
1.50%, 06/03/30 (a)	2,000	1,696

See Notes to Schedule of Investments and Notes to Financial Statements.
2	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
2.50%, 06/03/50 (a)	$3,000	$1,788
2.70%, 06/03/60 (a)	3,000	1,719
2.88%, 05/12/41 (a)	2,000	1,470
3.15%, 08/22/27 (a)	2,000	1,934
3.25%, 05/12/61 (a)	3,000	1,955
4.05%, 08/22/47 (a)	3,000	2,468
Ameren Corp.
3.65%, 02/15/26 (a)	3,000	2,962
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	3,000	2,609
3.25%, 03/01/50 (a)	3,000	1,930
American Honda Finance Corp.
5.85%, 10/04/30 (a)	11,000	11,452
American Tower Corp.
1.50%, 01/31/28 (a)	2,000	1,804
2.90%, 01/15/30 (a)	2,000	1,800
3.70%, 10/15/49 (a)	3,000	2,162
3.80%, 08/15/29 (a)	2,000	1,894
American Water Capital Corp.
2.95%, 09/01/27 (a)	6,000	5,734
5.45%, 03/01/54 (a)	6,000	5,752
Americold Realty Operating Partnership LP
5.41%, 09/12/34 (a)	5,000	4,785
Amgen, Inc.
2.45%, 02/21/30 (a)	2,000	1,767
3.00%, 01/15/52 (a)	2,000	1,263
3.15%, 02/21/40 (a)	3,000	2,230
5.51%, 03/02/26 (a)	3,000	2,999
5.60%, 03/02/43 (a)	3,000	2,920
5.65%, 03/02/53 (a)	3,000	2,892
5.75%, 03/02/63 (a)	3,000	2,878
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	10,000	9,483
4.90%, 02/01/46 (a)	8,000	7,285
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 (a)	4,000	3,748
5.55%, 01/23/49 (a)	2,000	1,975
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	2,000	1,217
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)(f)	5,000	5,165
	Principal Amount	Fair Value
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(f)	$2,000	$1,754
Apple, Inc.
2.20%, 09/11/29 (a)	3,000	2,700
2.65%, 02/08/51 (a)	4,000	2,466
2.80%, 02/08/61 (a)	2,000	1,186
2.95%, 09/11/49 (a)	3,000	2,001
3.45%, 02/09/45 (a)	2,000	1,531
3.95%, 08/08/52 (a)	3,000	2,386
4.85%, 05/10/53 (a)	4,000	3,780
Applied Materials, Inc.
4.35%, 04/01/47 (a)	2,000	1,693
Aptiv Swiss Holdings Ltd.
4.40%, 10/01/46 (a)	3,000	2,261
ArcelorMittal SA
4.55%, 03/11/26 (a)	9,000	8,945
6.00%, 06/17/34 (a)	3,000	3,042
6.35%, 06/17/54 (a)	6,000	5,930
6.80%, 11/29/32 (a)	2,000	2,138
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	2,000	1,935
ARES Capital Corp.
2.88%, 06/15/28 (a)	3,000	2,765
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	3,000	2,067
Ascension Health
4.85%, 11/15/53 (a)	7,000	6,258
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	3,000	2,720
5.00%, 02/26/34 (a)	2,000	1,978
AstraZeneca PLC
3.00%, 05/28/51 (a)	3,000	1,966
4.00%, 01/17/29 (a)	3,000	2,919
4.38%, 08/17/48 (a)	2,000	1,692
AT&T, Inc.
2.75%, 06/01/31 (a)	8,000	6,960
3.55%, 09/15/55	2,000	1,349
3.65%, 06/01/51 (a)	7,000	4,939
3.85%, 06/01/60 (a)	5,000	3,467
4.35%, 03/01/29 (a)	2,000	1,958
4.50%, 05/15/35 (a)	3,000	2,776
4.55%, 03/09/49 (a)	2,000	1,661
4.75%, 05/15/46 (a)	2,000	1,737
5.40%, 02/15/34 (a)	2,000	2,009
Athene Holding Ltd.
4.13%, 01/12/28 (a)	2,000	1,951
6.15%, 04/03/30 (a)	3,000	3,116

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	3

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
Atmos Energy Corp.
6.20%, 11/15/53 (a)	$3,000	$3,201
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	4,000	3,883
Bank of America Corp.
3.25%, 10/21/27 (a)	3,000	2,892
4.18%, 11/25/27 (a)	2,000	1,964
4.25%, 10/22/26 (a)	2,000	1,982
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(c)	3,000	2,720
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(c)	2,000	1,269
Bank of America Corp. (3.37% fixed rate until 01/23/25; 1.07% + 3 mo. Term SOFR thereafter)
3.37%, 01/23/26 (a)(c)	2,000	1,998
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR thereafter)
3.71%, 04/24/28 (a)(c)	2,000	1,947
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 yr. CMT thereafter)
3.85%, 03/08/37 (a)(c)	2,000	1,771
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 mo. Term SOFR thereafter)
3.95%, 01/23/49 (a)(c)	2,000	1,530
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.93% + 3 mo. Term SOFR thereafter)
4.30%, 01/28/25 (a)(c)	5,000	4,983
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29%, 04/25/34 (a)(c)	5,000	4,963
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR thereafter)
5.47%, 01/23/35 (a)(c)	2,000	2,006
	Principal Amount	Fair Value
Bank of America Corp. (5.87% fixed rate until 09/15/33; 1.84% + SOFR thereafter)
5.87%, 09/15/34 (a)(c)	$6,000	$6,165
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 mo. Term SOFR thereafter)
4.63%, 09/20/26 (a)(c)	4,000	3,900
Bank of Nova Scotia (7.57% fixed rate until 04/12/25; 2.91% + 3 mo. Term SOFR thereafter)
7.57%, 04/12/25 (a)(c)	6,000	5,956
BAT Capital Corp.
2.73%, 03/25/31 (a)	2,000	1,727
4.39%, 08/15/37 (a)	3,000	2,590
4.54%, 08/15/47 (a)	2,000	1,578
5.83%, 02/20/31 (a)	3,000	3,067
7.08%, 08/02/53 (a)	3,000	3,294
Baxter International, Inc.
1.92%, 02/01/27 (a)	6,000	5,657
2.27%, 12/01/28 (a)	3,000	2,705
3.95%, 04/01/30 (a)	3,000	2,832
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	5,000	4,879
4.67%, 06/06/47 (a)	3,000	2,563
4.69%, 12/15/44 (a)	2,000	1,731
5.11%, 02/08/34 (a)	6,000	5,912
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	2,000	1,904
3.70%, 07/15/30 (a)	3,000	2,823
3.80%, 07/15/48 (a)	3,000	2,227
4.25%, 10/15/50 (a)	2,000	1,580
6.13%, 04/01/36 (a)	3,000	3,155
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	4,000	2,505
4.25%, 01/15/49 (a)	2,000	1,668
Berry Global, Inc.
4.88%, 07/15/26 (a)(f)	2,000	1,994
Biogen, Inc.
2.25%, 05/01/30 (a)	3,000	2,592
BlackRock TCP Capital Corp.
6.95%, 05/30/29 (a)	8,000	8,333
Block Financial LLC
2.50%, 07/15/28 (a)	3,000	2,729
3.88%, 08/15/30 (a)	3,000	2,770

See Notes to Schedule of Investments and Notes to Financial Statements.
4	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	$2,000	$1,972
Boeing Co.
2.70%, 02/01/27 (a)	2,000	1,907
2.95%, 02/01/30 (a)	2,000	1,784
3.25%, 03/01/28 (a)	3,000	2,817
3.75%, 02/01/50 (a)	2,000	1,362
5.04%, 05/01/27 (a)	3,000	3,007
5.15%, 05/01/30 (a)	3,000	2,961
5.81%, 05/01/50 (a)	6,000	5,570
Boston Properties LP
3.40%, 06/21/29 (a)	4,000	3,672
BP Capital Markets America, Inc.
3.00%, 02/24/50 (a)	3,000	1,909
3.38%, 02/08/61 (a)	4,000	2,539
4.81%, 02/13/33 (a)	4,000	3,859
5.23%, 11/17/34 (a)	10,000	9,845
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT thereafter)
4.88%, 03/22/30 (a)(c)	5,000	4,781
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	2,000	1,656
2.35%, 11/13/40 (a)	2,000	1,325
3.20%, 06/15/26 (a)	2,000	1,965
3.40%, 07/26/29 (a)	2,000	1,886
4.13%, 06/15/39 (a)	3,000	2,588
4.25%, 10/26/49 (a)	3,000	2,430
4.55%, 02/20/48 (a)	2,000	1,701
5.20%, 02/22/34 (a)	5,000	4,987
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	4,000	3,657
Broadcom, Inc.
3.14%, 11/15/35 (a)(f)	3,000	2,451
3.42%, 04/15/33 (a)(f)	5,000	4,378
3.47%, 04/15/34 (a)(f)	2,000	1,733
4.15%, 11/15/30 (a)	2,000	1,915
4.30%, 11/15/32 (a)	2,000	1,887
Brown-Forman Corp.
4.00%, 04/15/38 (a)	2,000	1,747
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	3,000	2,922
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	2,000	1,608
4.55%, 09/01/44 (a)	3,000	2,613
	Principal Amount	Fair Value
Campbell's Co.
5.40%, 03/21/34 (a)	$5,000	$4,981
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	3,000	2,935
4.95%, 06/01/47 (a)	2,000	1,717
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	3,000	2,841
3.50%, 05/01/50 (a)	3,000	2,129
Capital One Financial Corp.
3.75%, 07/28/26 (a)	3,000	2,946
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	3,000	2,449
Carrier Global Corp.
2.72%, 02/15/30 (a)	3,000	2,684
CDW LLC/CDW Finance Corp.
5.10%, 03/01/30 (a)	5,000	4,931
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	3,000	2,495
3.75%, 02/15/52 (a)	3,000	2,072
Centene Corp.
3.00%, 10/15/30 (a)	3,000	2,588
4.25%, 12/15/27 (a)	13,000	12,585
CenterPoint Energy, Inc.
2.65%, 06/01/31 (a)	3,000	2,578
Charles Schwab Corp.
2.45%, 03/03/27 (a)	22,000	21,001
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT thereafter)
4.00%, 12/01/30 (a)(c)	6,000	5,174
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64%, 05/19/29 (a)(c)	7,000	7,141
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR thereafter)
6.14%, 08/24/34 (a)(c)	3,000	3,145
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	2,000	1,371
3.70%, 04/01/51 (a)	9,000	5,648
4.80%, 03/01/50 (a)	3,000	2,254
6.55%, 06/01/34 (a)	7,000	7,157
Cheniere Energy, Inc.
5.65%, 04/15/34	5,000	5,009

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	5

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
Chevron USA, Inc.
3.85%, 01/15/28 (a)	$2,000	$1,973
Chubb INA Holdings LLC
4.35%, 11/03/45 (a)	2,000	1,705
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	3,000	2,512
Cigna Group
2.40%, 03/15/30 (a)	3,000	2,623
3.25%, 04/15/25 (a)	2,000	1,990
3.40%, 03/01/27 (a)	5,000	4,861
4.38%, 10/15/28 (a)	3,000	2,940
Cisco Systems, Inc.
5.30%, 02/26/54 (a)	4,000	3,884
5.35%, 02/26/64 (a)	4,000	3,841
5.90%, 02/15/39 (a)	3,000	3,161
Citigroup, Inc.
4.45%, 09/29/27 (a)	3,000	2,958
4.65%, 07/23/48 (a)	7,000	6,006
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(c)	4,000	3,611
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 mo. Term SOFR thereafter)
3.88%, 01/24/39 (a)(c)	4,000	3,340
Citigroup, Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 01/30/25 (a)(c)	6,000	5,973
Citigroup, Inc. (6.17% fixed rate until 05/25/33; 2.66% + SOFR thereafter)
6.17%, 05/25/34 (a)(c)	4,000	4,074
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(f)	4,000	3,852
Clorox Co.
1.80%, 05/15/30 (a)	2,000	1,702
CME Group, Inc.
3.75%, 06/15/28 (a)	2,000	1,946
CMS Energy Corp.
4.88%, 03/01/44 (a)	2,000	1,774
Coca-Cola Co.
2.60%, 06/01/50 (a)	3,000	1,811
2.75%, 06/01/60 (a)	3,000	1,754
Comcast Corp.
2.80%, 01/15/51 (a)	3,000	1,784
2.94%, 11/01/56 (a)	3,000	1,749
	Principal Amount	Fair Value
2.99%, 11/01/63 (a)	$3,000	$1,692
3.20%, 07/15/36 (a)	3,000	2,421
3.25%, 11/01/39 (a)	3,000	2,276
3.97%, 11/01/47 (a)	3,000	2,280
4.15%, 10/15/28 (a)	3,000	2,927
5.65%, 06/01/54 (a)	5,000	4,836
Conagra Brands, Inc.
5.30%, 11/01/38 (a)	3,000	2,824
ConocoPhillips Co.
4.30%, 11/15/44 (a)	2,000	1,671
5.55%, 03/15/54 (a)	3,000	2,882
5.70%, 09/15/63 (a)	3,000	2,874
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30 (a)	3,000	2,790
3.88%, 06/15/47 (a)	2,000	1,519
3.95%, 04/01/50 (a)	3,000	2,342
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	2,000	1,842
3.70%, 12/06/26 (a)	2,000	1,966
4.50%, 05/09/47 (a)	2,000	1,658
Constellation Energy Generation LLC
6.50%, 10/01/53 (a)	3,000	3,190
Continental Resources, Inc.
2.88%, 04/01/32 (a)(f)	3,000	2,462
COPT Defense Properties LP
2.00%, 01/15/29 (a)	3,000	2,640
2.25%, 03/15/26 (a)	3,000	2,903
2.75%, 04/15/31 (a)	7,000	5,974
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	9,000	8,194
Corning, Inc.
4.38%, 11/15/57 (a)	2,000	1,534
Coterra Energy, Inc.
5.60%, 03/15/34 (a)	8,000	7,926
5.90%, 02/15/55	5,000	4,720
Crown Castle, Inc.
2.90%, 03/15/27 (a)	3,000	2,882
CSL Finance PLC
4.25%, 04/27/32 (a)(f)	4,000	3,757
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	6,000	5,041
CubeSmart LP
4.38%, 02/15/29 (a)	3,000	2,913
CVS Health Corp.
3.00%, 08/15/26 (a)	2,000	1,938
3.63%, 04/01/27 (a)	3,000	2,910

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
3.75%, 04/01/30 (a)	$3,000	$2,750
4.78%, 03/25/38 (a)	3,000	2,593
5.13%, 07/20/45 (a)	2,000	1,682
5.30%, 12/05/43 (a)	2,000	1,743
5.70%, 06/01/34	3,000	2,949
CVS Health Corp. (7.00% fixed rate until 12/10/29; 2.89% + 5 yr. CMT thereafter)
7.00%, 03/10/55 (c)	3,000	3,012
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (a)	2,000	2,029
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	2,000	1,809
3.25%, 11/15/39 (a)	3,000	2,337
3.40%, 11/15/49 (a)	3,000	2,124
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	2,000	1,770
4.40%, 03/24/51 (a)	3,000	2,329
5.40%, 04/18/34 (a)	5,000	4,920
Dick's Sporting Goods, Inc.
4.10%, 01/15/52	9,000	6,574
Digital Realty Trust LP
3.60%, 07/01/29 (a)	4,000	3,779
Discovery Communications LLC
3.95%, 03/20/28 (a)	2,000	1,894
5.00%, 09/20/37 (a)	3,000	2,495
Dollar General Corp.
3.50%, 04/03/30 (a)	2,000	1,835
4.13%, 04/03/50 (a)	2,000	1,472
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	3,000	2,988
Dominion Energy, Inc.
3.38%, 04/01/30 (a)	4,000	3,680
Dover Corp.
2.95%, 11/04/29 (a)	3,000	2,734
Dow Chemical Co.
2.10%, 11/15/30 (a)	3,000	2,547
3.60%, 11/15/50 (a)	3,000	2,061
4.25%, 10/01/34 (a)	3,000	2,723
5.15%, 02/15/34 (a)	3,000	2,934
6.30%, 03/15/33 (a)	3,000	3,180
DTE Energy Co.
2.85%, 10/01/26 (a)	5,000	4,844
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	3,000	2,301
Duke Energy Corp.
2.55%, 06/15/31 (a)	4,000	3,419
	Principal Amount	Fair Value
3.30%, 06/15/41 (a)	$2,000	$1,466
3.50%, 06/15/51 (a)	2,000	1,352
3.75%, 09/01/46 (a)	3,000	2,209
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	7,000	5,687
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)(f)	2,000	1,925
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	5,000	4,722
Eastman Chemical Co.
4.65%, 10/15/44 (a)	2,000	1,689
Eaton Corp.
3.10%, 09/15/27 (a)	2,000	1,926
Edison International
4.95%, 04/15/25 (a)	6,000	5,994
EIDP, Inc.
2.30%, 07/15/30 (a)	2,000	1,747
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	3,000	2,491
Elevance Health, Inc.
2.88%, 09/15/29 (a)	3,000	2,728
3.60%, 03/15/51 (a)	3,000	2,079
3.70%, 09/15/49 (a)	3,000	2,133
5.65%, 06/15/54 (a)	3,000	2,877
Eli Lilly & Co.
5.00%, 02/09/54 (a)	3,000	2,760
5.10%, 02/09/64 (a)	3,000	2,744
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	3,000	2,535
Emerson Electric Co.
1.80%, 10/15/27 (a)	2,000	1,859
2.75%, 10/15/50 (a)	2,000	1,245
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	2,000	1,910
Enbridge, Inc.
1.60%, 10/04/26 (a)	3,000	2,841
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT thereafter)
5.75%, 07/15/80 (a)(c)	7,000	6,762
Energy Transfer LP
5.30%, 04/01/44 - 04/15/47 (a)	5,000	4,449
5.35%, 05/15/45 (a)	2,000	1,799
5.75%, 02/15/33 (a)	3,000	3,037
6.10%, 12/01/28 (a)	3,000	3,116
6.40%, 12/01/30 (a)	3,000	3,168
6.50%, 02/01/42 (a)	2,000	2,071

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	7

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	$6,000	$4,806
4.85%, 01/31/34 (a)	8,000	7,743
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.30% + 3 mo. Term SOFR thereafter)
5.25%, 08/16/77 (a)(c)	3,000	2,926
EOG Resources, Inc.
5.10%, 01/15/36 (a)	2,000	1,952
Equinix, Inc.
1.25%, 07/15/25 (a)	3,000	2,942
2.15%, 07/15/30 (a)	2,000	1,720
ERP Operating LP
4.50%, 07/01/44 (a)	6,000	5,164
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52 (a)	3,000	1,856
Eversource Energy
3.45%, 01/15/50 (a)	3,000	2,055
Exelon Corp.
4.05%, 04/15/30 (a)	3,000	2,859
4.45%, 04/15/46 (a)	3,000	2,495
4.70%, 04/15/50 (a)	2,000	1,691
5.60%, 03/15/53 (a)	5,000	4,821
Expand Energy Corp.
6.75%, 04/15/29 (a)(f)	17,000	17,178
Extra Space Storage LP
2.20%, 10/15/30 (a)	4,000	3,410
5.90%, 01/15/31 (a)	2,000	2,063
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	2,000	1,782
3.45%, 04/15/51 (a)	2,000	1,406
FedEx Corp.
4.10%, 02/01/45 (a)	4,000	3,130
FirstEnergy Corp.
3.40%, 03/01/50 (a)	2,000	1,355
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(f)	2,000	1,675
Fiserv, Inc.
3.50%, 07/01/29 (a)	3,000	2,815
4.40%, 07/01/49 (a)	3,000	2,451
Florida Power & Light Co.
2.85%, 04/01/25 (a)	2,000	1,991
4.13%, 02/01/42 (a)	4,000	3,333
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	3,000	2,540
	Principal Amount	Fair Value
Flowserve Corp.
2.80%, 01/15/32 (a)	$3,000	$2,546
Fox Corp.
6.50%, 10/13/33 (a)	3,000	3,158
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	3,000	2,857
GA Global Funding Trust
1.63%, 01/15/26 (a)(f)	3,000	2,899
General Dynamics Corp.
4.25%, 04/01/50 (a)	3,000	2,476
General Mills, Inc.
3.00%, 02/01/51 (a)	3,000	1,895
General Motors Co.
5.20%, 04/01/45 (a)	3,000	2,599
5.40%, 04/01/48 (a)	2,000	1,757
6.13%, 10/01/25 (a)	2,000	2,015
6.80%, 10/01/27 (a)	3,000	3,132
General Motors Financial Co., Inc.
1.25%, 01/08/26 (a)	2,000	1,927
2.35%, 01/08/31 (a)	2,000	1,676
5.25%, 03/01/26 (a)	6,000	6,018
5.85%, 04/06/30 (a)	9,000	9,200
6.10%, 01/07/34 (a)	7,000	7,106
Genuine Parts Co.
2.75%, 02/01/32 (a)	3,000	2,531
Georgia Power Co.
5.25%, 03/15/34 (a)	11,000	10,926
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(f)	2,000	1,958
3.60%, 03/01/25 (a)(f)	7,000	6,983
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	2,000	1,384
3.50%, 02/01/25 (a)	2,000	1,997
3.65%, 03/01/26 (a)	2,000	1,978
4.15%, 03/01/47 (a)	3,000	2,402
4.60%, 09/01/35 (a)	3,000	2,827
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	3,000	2,837
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25 (a)	4,000	3,984
Goldman Sachs Group, Inc.
3.85%, 01/26/27 (a)	2,000	1,963
4.25%, 10/21/25 (a)	2,000	1,990
5.15%, 05/22/45 (a)	3,000	2,762
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(c)	4,000	3,341

See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(c)	$4,000	$2,777
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(c)	4,000	2,916
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (a)(c)	4,000	2,977
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR thereafter)
3.81%, 04/23/29 (a)(c)	2,000	1,923
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.64% + 3 mo. Term SOFR thereafter)
4.02%, 10/31/38 (a)(c)	2,000	1,694
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR thereafter)
4.22%, 05/01/29 (a)(c)	2,000	1,947
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(f)	4,000	3,813
Gray Oak Pipeline LLC
2.60%, 10/15/25 (a)(f)	4,000	3,923
Halliburton Co.
5.00%, 11/15/45 (a)	2,000	1,791
Harley-Davidson Financial Services, Inc.
5.95%, 06/11/29 (a)(f)	11,000	11,012
Hartford Financial Services Group, Inc. (6.91% fixed rate until 01/31/25; 2.39% + 3 mo. Term SOFR thereafter)
6.91%, 02/12/67 (a)(c)(f)	2,000	1,839
HCA, Inc.
3.13%, 03/15/27 (a)	5,000	4,812
3.38%, 03/15/29 (a)	3,000	2,787
3.50%, 09/01/30 (a)	3,000	2,724
3.63%, 03/15/32 (a)	3,000	2,642
4.63%, 03/15/52 (a)	2,000	1,563
	Principal Amount	Fair Value
5.38%, 02/01/25 (a)	$21,000	$20,987
5.60%, 04/01/34 (a)	5,000	4,926
6.00%, 04/01/54 (a)	2,000	1,908
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(f)	3,000	2,590
3.20%, 06/01/50 (a)(f)	2,000	1,284
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	3,000	2,454
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	3,000	2,497
Hess Corp.
5.60%, 02/15/41 (a)	2,000	1,972
5.80%, 04/01/47 (a)	2,000	2,004
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	3,000	3,108
Highwoods Realty LP
4.13%, 03/15/28 (a)	3,000	2,870
4.20%, 04/15/29 (a)	2,000	1,899
Home Depot, Inc.
2.70%, 04/15/30 (a)	2,000	1,801
3.35%, 04/15/50 (a)	3,000	2,096
3.50%, 09/15/56 (a)	3,000	2,086
3.90%, 12/06/28 (a)	2,000	1,949
4.50%, 12/06/48 (a)	2,000	1,707
5.40%, 06/25/64 (a)	3,000	2,873
Honeywell International, Inc.
1.75%, 09/01/31 (a)	3,000	2,458
2.70%, 08/15/29 (a)	2,000	1,833
5.25%, 03/01/54 (a)	10,000	9,385
Hormel Foods Corp.
1.80%, 06/11/30 (a)	3,000	2,558
Howmet Aerospace, Inc.
5.95%, 02/01/37 (a)	4,000	4,143
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	3,000	2,638
Huntington Bancshares, Inc. (5.27% fixed rate until 01/15/30; 1.28% + SOFR thereafter)
5.27%, 01/15/31 (c)	10,000	10,001
Huntington Bancshares, Inc. (6.14% fixed rate until 08/18/34; 1.70% + 5 yr. CMT thereafter)
6.14%, 11/18/39 (c)	5,000	5,018
Hyundai Capital America
5.40%, 01/08/31 (a)(f)	11,000	10,994

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	9

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	$3,000	$1,970
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	3,000	3,068
Ingredion, Inc.
3.90%, 06/01/50 (a)	2,000	1,475
Intel Corp.
2.00%, 08/12/31 (a)	2,000	1,611
2.45%, 11/15/29 (a)	4,000	3,509
2.80%, 08/12/41 (a)	3,000	1,912
3.10%, 02/15/60 (a)	3,000	1,600
Intercontinental Exchange, Inc.
1.85%, 09/15/32 (a)	2,000	1,586
2.65%, 09/15/40 (a)	2,000	1,396
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	6,000	5,942
Intuit, Inc.
5.50%, 09/15/53 (a)	3,000	2,943
ITC Holdings Corp.
2.95%, 05/14/30 (a)(f)	4,000	3,575
J.M. Smucker Co.
6.50%, 11/15/43 - 11/15/53 (a)	6,000	6,420
Jacobs Engineering Group, Inc.
5.90%, 03/01/33 (a)	9,000	9,118
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.13%, 02/01/28 (a)	6,000	5,970
5.75%, 04/01/33 (a)	3,000	2,990
6.75%, 03/15/34	5,000	5,293
Jefferies Financial Group, Inc.
5.88%, 07/21/28 (a)	6,000	6,134
Johnson & Johnson
3.63%, 03/03/37 (a)	3,000	2,597
Johnson Controls International PLC
4.50%, 02/15/47 (a)	3,000	2,488
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR thereafter)
2.96%, 05/13/31 (a)(c)	3,000	2,681
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (a)(c)	2,000	1,465
	Principal Amount	Fair Value
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR thereafter)
3.88%, 07/24/38 (a)(c)	$2,000	$1,698
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR thereafter)
3.90%, 01/23/49 (a)(c)	10,000	7,696
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR thereafter)
4.01%, 04/23/29 (a)(c)	2,000	1,939
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR thereafter)
4.03%, 07/24/48 (a)(c)	3,000	2,362
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR thereafter)
4.49%, 03/24/31 (a)(c)	2,000	1,948
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + 3 mo. Term SOFR thereafter)
4.60%, 02/01/25 (a)(c)	6,000	5,976
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR thereafter)
5.34%, 01/23/35 (a)(c)	5,000	4,972
Kenvue, Inc.
4.90%, 03/22/33 (a)	2,000	1,966
5.05%, 03/22/53 (a)	2,000	1,855
Keurig Dr. Pepper, Inc.
3.20%, 05/01/30 (a)	3,000	2,742
3.80%, 05/01/50 (a)	2,000	1,470
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	2,000	1,683
5.00%, 03/01/43 (a)	2,000	1,744
6.38%, 03/01/41 (a)	3,000	3,058
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	3,000	2,844
5.05%, 02/15/46 (a)	6,000	5,211
5.20%, 06/01/33 (a)	3,000	2,931
KLA Corp.
3.30%, 03/01/50 (a)	3,000	2,075

See Notes to Schedule of Investments and Notes to Financial Statements.
10	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	$2,000	$1,812
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	2,000	1,968
Las Vegas Sands Corp.
5.90%, 06/01/27 (a)	5,000	5,072
6.20%, 08/15/34 (a)	4,000	4,023
Leidos, Inc.
3.63%, 05/15/25 (a)	3,000	2,985
4.38%, 05/15/30 (a)	3,000	2,869
5.75%, 03/15/33 (a)	3,000	3,044
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (a)(f)	3,000	2,012
Lincoln National Corp.
4.35%, 03/01/48 (a)	4,000	3,101
Lockheed Martin Corp.
4.50%, 05/15/36 (a)	3,000	2,816
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	3,000	2,682
1.70%, 09/15/28 - 10/15/30 (a)	6,000	5,189
3.00%, 10/15/50 (a)	3,000	1,868
4.05%, 05/03/47 (a)	2,000	1,550
5.63%, 04/15/53 (a)	2,000	1,925
LYB International Finance III LLC
3.63%, 04/01/51 (a)	3,000	2,013
Marvell Technology, Inc.
5.95%, 09/15/33	3,000	3,116
Masco Corp.
3.50%, 11/15/27 (a)	2,000	1,928
McCormick & Co., Inc.
1.85%, 02/15/31 (a)	3,000	2,483
3.25%, 11/15/25 (a)	2,000	1,970
McDonald's Corp.
3.60%, 07/01/30 (a)	5,000	4,687
3.63%, 09/01/49 (a)	3,000	2,162
4.88%, 12/09/45 (a)	5,000	4,485
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	10,000	9,558
Medtronic, Inc.
4.63%, 03/15/45 (a)	2,000	1,779
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	5,000	4,046
Merck & Co., Inc.
1.90%, 12/10/28 (a)	5,000	4,510
2.45%, 06/24/50 (a)	3,000	1,729
2.75%, 12/10/51 (a)	3,000	1,813
	Principal Amount	Fair Value
4.00%, 03/07/49 (a)	$2,000	$1,572
4.50%, 05/17/33 (a)	4,000	3,855
Meritage Homes Corp.
3.88%, 04/15/29 (a)(f)	11,000	10,291
Meta Platforms, Inc.
3.85%, 08/15/32 (a)	4,000	3,718
4.45%, 08/15/52 (a)	2,000	1,684
MetLife, Inc.
4.72%, 12/15/44 (a)	4,000	3,538
Micron Technology, Inc.
3.37%, 11/01/41 (a)	3,000	2,187
3.48%, 11/01/51 (a)	3,000	2,019
5.30%, 01/15/31 (a)	3,000	2,998
Microsoft Corp.
2.40%, 08/08/26 (a)	2,000	1,941
2.68%, 06/01/60 (a)	3,000	1,754
2.92%, 03/17/52 (a)	3,000	1,987
3.45%, 08/08/36 (a)	3,000	2,612
3.50%, 02/12/35 (a)	3,000	2,716
Mid-America Apartments LP
2.88%, 09/15/51 (a)	3,000	1,847
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	2,000	1,599
Morgan Stanley
3.97%, 07/22/38 (a)(c)	5,000	4,251
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(c)	4,000	3,807
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (a)(c)	8,000	6,507
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(c)	8,000	4,893
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR thereafter)
5.47%, 01/18/35 (a)(c)	3,000	2,985
MPLX LP
2.65%, 08/15/30 (a)	3,000	2,625
Mylan, Inc.
5.20%, 04/15/48 (a)	3,000	2,481
Netflix, Inc.
4.90%, 08/15/34 (a)	5,000	4,905
Nevada Power Co.
6.00%, 03/15/54 (a)	3,000	3,066

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	11

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
Newmont Corp.
4.88%, 03/15/42 (a)	$3,000	$2,736
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR thereafter)
5.65%, 05/01/79 (a)(c)	3,000	2,929
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(f)	4,000	3,446
Niagara Mohawk Power Corp.
5.66%, 01/17/54 (a)(f)	2,000	1,940
NIKE, Inc.
3.38%, 03/27/50 (a)	2,000	1,411
NNN REIT, Inc.
4.00%, 11/15/25 (a)	2,000	1,985
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	2,000	1,609
Northern Trust Corp.
6.13%, 11/02/32 (a)	3,000	3,163
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(f)	8,000	5,474
NOV, Inc.
3.60%, 12/01/29 (a)	3,000	2,799
Novant Health, Inc.
3.32%, 11/01/61 (a)	4,000	2,556
Novartis Capital Corp.
2.20%, 08/14/30 (a)	2,000	1,750
3.00%, 11/20/25 (a)	3,000	2,964
Nutrien Ltd.
4.90%, 03/27/28 - 06/01/43 (a)	7,000	6,770
5.40%, 06/21/34 (a)	11,000	10,936
NVIDIA Corp.
2.85%, 04/01/30 (a)	2,000	1,832
3.50%, 04/01/50 (a)	2,000	1,484
Occidental Petroleum Corp.
6.13%, 01/01/31 (a)	6,000	6,140
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	3,000	2,750
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (a)	2,000	1,519
ONEOK, Inc.
4.35%, 03/15/29 (a)	2,000	1,947
6.10%, 11/15/32 (a)	3,000	3,107
6.63%, 09/01/53 (a)	4,000	4,213
Oracle Corp.
2.95%, 04/01/30 (a)	5,000	4,514
	Principal Amount	Fair Value
3.60%, 04/01/50 (a)	$2,000	$1,399
3.95%, 03/25/51 (a)	3,000	2,219
4.00%, 07/15/46 - 11/15/47 (a)	5,000	3,831
4.10%, 03/25/61 (a)	3,000	2,148
5.55%, 02/06/53 (a)	3,000	2,839
6.90%, 11/09/52 (a)	3,000	3,354
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	3,000	2,978
2.57%, 02/15/30 (a)	3,000	2,666
3.36%, 02/15/50 (a)	3,000	2,059
Owens Corning
3.88%, 06/01/30 (a)	5,000	4,708
4.40%, 01/30/48 (a)	3,000	2,410
5.70%, 06/15/34 (a)	5,000	5,080
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	3,000	2,798
2.50%, 02/01/31 (a)	2,000	1,712
3.00%, 06/15/28 (a)	3,000	2,812
3.30%, 08/01/40 (a)	2,000	1,495
3.50%, 08/01/50 (a)	3,000	2,059
4.30%, 03/15/45 (a)	4,000	3,188
PacifiCorp
2.70%, 09/15/30 (a)	3,000	2,650
2.90%, 06/15/52 (a)	3,000	1,788
5.80%, 01/15/55 (a)	2,000	1,950
6.25%, 10/15/37 (a)	2,000	2,095
Paramount Global
2.90%, 01/15/27 (a)	2,000	1,912
3.70%, 06/01/28 (a)	2,000	1,886
5.25%, 04/01/44 (a)	3,000	2,344
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	3,000	2,807
4.50%, 09/15/29 (a)	3,000	2,959
Patterson-UTI Energy, Inc.
7.15%, 10/01/33 (a)	3,000	3,145
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	2,000	1,937
3.25%, 06/01/50 (a)	2,000	1,354
PepsiCo, Inc.
1.63%, 05/01/30 (a)	3,000	2,557
2.75%, 10/21/51 (a)	3,000	1,866
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	8,000	7,930
4.75%, 05/19/33 (a)	2,000	1,937
Pfizer, Inc.
2.70%, 05/28/50 (a)	4,000	2,464
3.90%, 03/15/39 (a)	3,000	2,536

See Notes to Schedule of Investments and Notes to Financial Statements.
12	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
4.40%, 05/15/44 (a)	$2,000	$1,728
Philip Morris International, Inc.
1.50%, 05/01/25 (a)	2,000	1,979
2.10%, 05/01/30 (a)	3,000	2,593
4.13%, 03/04/43 (a)	2,000	1,622
5.13%, 02/15/30 (a)	8,000	8,046
5.25%, 02/13/34 (a)	3,000	2,968
5.63%, 11/17/29 (a)	7,000	7,210
Phillips 66 Co.
2.15%, 12/15/30 (a)	4,000	3,393
3.15%, 12/15/29 (a)	4,000	3,669
3.30%, 03/15/52 (a)	3,000	1,930
3.75%, 03/01/28 (a)	3,000	2,904
4.68%, 02/15/45 (a)	2,000	1,675
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	9,000	8,686
2.15%, 01/15/31 (a)	4,000	3,397
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	3,000	2,791
Precision Castparts Corp.
4.38%, 06/15/45 (a)	2,000	1,699
Progressive Corp.
3.00%, 03/15/32 (a)	6,000	5,267
Prologis LP
3.05%, 03/01/50 (a)	4,000	2,591
3.25%, 06/30/26 (a)	2,000	1,964
Prudential Financial, Inc.
3.94%, 12/07/49 (a)	4,000	3,026
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR thereafter)
5.70%, 09/15/48 (a)(c)	3,000	2,975
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	3,000	2,896
PVH Corp.
4.63%, 07/10/25 (a)	3,000	2,988
QUALCOMM, Inc.
4.30%, 05/20/47 (a)	3,000	2,480
4.50%, 05/20/52 (a)	2,000	1,674
Quanta Services, Inc.
2.35%, 01/15/32 (a)	3,000	2,483
3.05%, 10/01/41 (a)	3,000	2,109
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	4,000	3,330
	Principal Amount	Fair Value
Regions Financial Corp. (5.72% fixed rate until 06/06/29; 1.49% + SOFR thereafter)
5.72%, 06/06/30 (a)(c)	$20,000	$20,258
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33 (a)	3,000	3,010
Republic Services, Inc.
5.00%, 04/01/34 (a)	3,000	2,928
Rockwell Automation, Inc.
4.20%, 03/01/49 (a)	2,000	1,648
Rogers Communications, Inc.
5.00%, 03/15/44 (a)	2,000	1,772
Ross Stores, Inc.
4.70%, 04/15/27 (a)	3,000	2,976
Royalty Pharma PLC
1.20%, 09/02/25 (a)	3,000	2,925
1.75%, 09/02/27 (a)	3,000	2,764
2.20%, 09/02/30 (a)	3,000	2,547
RPM International, Inc.
3.75%, 03/15/27 (a)	2,000	1,955
RTX Corp.
1.90%, 09/01/31 (a)	3,000	2,453
2.82%, 09/01/51 (a)	5,000	3,032
3.95%, 08/16/25 (a)	2,000	1,990
4.15%, 05/15/45 (a)	3,000	2,424
4.45%, 11/16/38 (a)	2,000	1,781
6.10%, 03/15/34 (a)	5,000	5,264
6.40%, 03/15/54 (a)	5,000	5,433
Ryder System, Inc.
2.90%, 12/01/26 (a)	3,000	2,894
Salesforce, Inc.
1.95%, 07/15/31 (a)	4,000	3,359
2.70%, 07/15/41 (a)	3,000	2,116
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(f)	2,000	1,941
Schlumberger Investment SA
5.00%, 06/01/34 (a)	11,000	10,809
Sealed Air Corp.
1.57%, 10/15/26 (a)(f)	5,000	4,705
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	3,000	2,737
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT thereafter)
4.13%, 04/01/52 (a)(c)	2,000	1,915
Shell Finance U.S., Inc.
2.38%, 11/07/29	5,000	4,484
3.25%, 04/06/50	1,000	674

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	13

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
3.75%, 09/12/46	$6,000	$4,506
Simon Property Group LP
3.38%, 06/15/27 (a)	2,000	1,944
Sonoco Products Co.
4.60%, 09/01/29 (a)	5,000	4,872
5.00%, 09/01/34 (a)	5,000	4,742
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/34 (a)(f)	11,000	10,700
Southern California Edison Co.
4.00%, 04/01/47 (a)	7,000	5,391
4.20%, 03/01/29 (a)	6,000	5,815
5.65%, 10/01/28 (a)	19,000	19,451
Southern Co.
3.70%, 04/30/30 (a)	4,000	3,754
Southwest Airlines Co.
2.63%, 02/10/30 (a)	5,000	4,425
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	3,000	2,893
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	2,000	1,953
4.50%, 03/15/45 (a)	3,000	2,460
Starbucks Corp.
4.00%, 11/15/28 (a)	2,000	1,938
Stryker Corp.
1.95%, 06/15/30 (a)	2,000	1,719
Sumitomo Mitsui Financial Group, Inc.
6.18%, 07/13/43 (a)	3,000	3,201
Suncor Energy, Inc.
4.00%, 11/15/47 (a)	3,000	2,224
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	11,000	10,736
4.00%, 04/14/32 (a)	3,000	2,771
Tampa Electric Co.
2.40%, 03/15/31 (a)	3,000	2,564
3.45%, 03/15/51 (a)	3,000	2,043
4.35%, 05/15/44 (a)	4,000	3,302
Tanger Properties LP
2.75%, 09/01/31	7,000	5,908
Tapestry, Inc.
3.05%, 03/15/32 (a)	3,000	2,555
5.10%, 03/11/30	10,000	9,894
5.50%, 03/11/35	5,000	4,863
Targa Resources Corp.
6.50%, 03/30/34 (a)	7,000	7,403
	Principal Amount	Fair Value
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	$3,000	$2,968
Target Corp.
1.95%, 01/15/27 (a)	2,000	1,903
Texas Instruments, Inc.
3.88%, 03/15/39 (a)	2,000	1,717
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41 (a)	3,000	2,110
Time Warner Cable LLC
6.55%, 05/01/37 (a)	3,000	2,891
T-Mobile USA, Inc.
3.50%, 04/15/31 (a)	17,000	15,413
3.75%, 04/15/27 (a)	2,000	1,954
4.50%, 04/15/50 (a)	3,000	2,463
4.80%, 07/15/28 (a)	13,000	12,928
Toronto-Dominion Bank
3.20%, 03/10/32 (a)	8,000	6,991
4.46%, 06/08/32 (a)	3,000	2,843
Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + 5 yr. USD Swap thereafter)
3.63%, 09/15/31 (a)(c)	4,000	3,887
TotalEnergies Capital International SA
2.83%, 01/10/30 (a)	14,000	12,741
Tractor Supply Co.
5.25%, 05/15/33 (a)	3,000	2,997
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	2,000	1,917
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	5,000	4,881
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 mo. Term SOFR thereafter)
5.63%, 05/20/75 (a)(c)	7,000	6,937
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	2,000	1,943
Travelers Cos., Inc.
2.55%, 04/27/50 (a)	4,000	2,362
Truist Financial Corp. (6.67% fixed rate until 03/01/25; 3.00% + 5 yr. CMT thereafter)
6.67%, 03/01/25 (a)(c)	7,000	6,984

See Notes to Schedule of Investments and Notes to Financial Statements.
14	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	$2,000	$1,645
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	3,000	2,886
Tyson Foods, Inc.
5.70%, 03/15/34 (a)	5,000	5,059
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97%, 07/22/33 (a)(c)	8,000	7,672
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR thereafter)
5.68%, 01/23/35 (a)(c)	3,000	3,028
UDR, Inc.
2.10%, 08/01/32 (a)	3,000	2,383
3.00%, 08/15/31 (a)	3,000	2,634
Union Pacific Corp.
3.55%, 05/20/61 (a)	3,000	2,004
3.80%, 04/06/71 (a)	4,000	2,712
4.10%, 09/15/67 (a)	4,000	2,914
UnitedHealth Group, Inc.
2.00%, 05/15/30 (a)	4,000	3,445
4.20%, 05/15/32 (a)	3,000	2,827
4.45%, 12/15/48 (a)	2,000	1,647
4.75%, 07/15/45 - 05/15/52 (a)	4,000	3,479
5.05%, 04/15/53 (a)	3,000	2,686
5.20%, 04/15/63 (a)	3,000	2,693
Vale Overseas Ltd.
6.13%, 06/12/33 (a)	5,000	5,042
6.40%, 06/28/54 (a)	5,000	4,898
Ventas Realty LP
3.25%, 10/15/26 (a)	5,000	4,865
5.63%, 07/01/34 (a)	3,000	3,017
Verisk Analytics, Inc.
5.25%, 06/05/34 (a)	5,000	4,945
Verizon Communications, Inc.
2.36%, 03/15/32 (a)	4,000	3,315
3.00%, 03/22/27 (a)	2,000	1,931
3.40%, 03/22/41 (a)	2,000	1,514
3.55%, 03/22/51 (a)	3,000	2,117
3.70%, 03/22/61 (a)	2,000	1,357
4.40%, 11/01/34 (a)	2,000	1,852
Viatris, Inc.
4.00%, 06/22/50 (a)	2,000	1,364
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	3,000	2,327
Visa, Inc.
2.70%, 04/15/40 (a)	2,000	1,459
	Principal Amount	Fair Value
Vistra Operations Co. LLC
6.00%, 04/15/34 (a)(f)	$3,000	$3,034
VMware LLC
4.70%, 05/15/30	7,000	6,855
Vontier Corp.
2.40%, 04/01/28 (a)	4,000	3,630
2.95%, 04/01/31 (a)	2,000	1,716
Vornado Realty LP
2.15%, 06/01/26 (a)	2,000	1,905
Vulcan Materials Co.
3.90%, 04/01/27 (a)	2,000	1,966
Walmart, Inc.
1.80%, 09/22/31 (a)	3,000	2,506
2.50%, 09/22/41 (a)	3,000	2,065
Walt Disney Co.
2.65%, 01/13/31 (a)	2,000	1,768
3.38%, 11/15/26 (a)	3,000	2,939
3.60%, 01/13/51 (a)	2,000	1,468
4.75%, 11/15/46 (a)	2,000	1,777
6.65%, 11/15/37 (a)	2,000	2,228
Warnermedia Holdings, Inc.
4.28%, 03/15/32 (a)	17,000	14,978
Waste Connections, Inc.
2.20%, 01/15/32 (a)	3,000	2,474
2.95%, 01/15/52 (a)	3,000	1,871
WEC Energy Group, Inc.
3.55%, 06/15/25 (a)	2,000	1,984
Wells Fargo & Co.
4.15%, 01/24/29 (a)	5,000	4,849
4.75%, 12/07/46 (a)	2,000	1,682
5.88%, 06/15/25 (a)(c)	9,000	8,983
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(c)	6,000	5,945
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(c)	2,000	1,883
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(c)	5,000	3,632
Wells Fargo & Co. (5.50% fixed rate until 01/23/34; 1.78% + SOFR thereafter)
5.50%, 01/23/35 (a)(c)	3,000	2,982

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	15

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49%, 10/23/34 (a)(c)	$7,000	$7,435
Westlake Corp.
2.88%, 08/15/41 (a)	3,000	2,008
3.13%, 08/15/51 (a)	3,000	1,863
3.38%, 08/15/61 (a)	2,000	1,199
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 yr. CMT thereafter)
2.89%, 02/04/30 (a)(c)	5,000	4,989
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT thereafter)
4.11%, 07/24/34 (a)(c)	3,000	2,826
Williams Cos., Inc.
3.75%, 06/15/27 (a)	3,000	2,923
4.85%, 03/01/48 (a)	3,000	2,562
4.90%, 01/15/45 (a)	2,000	1,744
5.40%, 03/04/44 (a)	2,000	1,874
Willis North America, Inc.
3.88%, 09/15/49 (a)	2,000	1,467
Workday, Inc.
3.50%, 04/01/27 (a)	3,000	2,923
3.70%, 04/01/29 (a)	3,000	2,854
Zoetis, Inc.
3.00%, 09/12/27 (a)	3,000	2,875
3.90%, 08/20/28 (a)	2,000	1,938
5.60%, 11/16/32 (a)	5,000	5,151
		2,427,113
Non-Agency Collateralized Mortgage Obligations - 6.2%
Bank
3.18%, 09/15/60 (a)	158,000	150,835
4.41%, 11/15/61 (a)(c)	66,000	64,450
BPR Trust 1 mo. Term SOFR + 1.90%
6.30%, 04/15/37 (a)(c)(f)	24,770	24,863
Cantor Commercial Real Estate Lending
3.01%, 01/15/53 (a)	34,000	30,668
CD Mortgage Trust
2.91%, 08/15/57 (a)	63,000	56,314
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (a)(c)	31,273	28,857
	Principal Amount	Fair Value
GS Mortgage Securities Trust
2.75%, 09/10/52 (a)	$105,000	$94,946
3.05%, 11/10/52 (a)	56,000	50,900
4.14%, 03/10/51 (a)(c)	25,000	23,047
4.42%, 11/10/48 (a)(c)	25,000	20,023
JPMBB Commercial Mortgage Securities Trust
4.65%, 11/15/48 (a)(c)	20,000	7,973
MASTR Alternative Loan Trust
5.00%, 08/25/18 (a)(d)	733	33
Morgan Stanley Bank of America Merrill Lynch Trust
0.74%, 03/15/48 (a)(c)(d)	198,364	160
Wells Fargo Commercial Mortgage Trust
4.32%, 08/15/50 (a)	3,566	3,328
		556,397
Sovereign Bonds - 0.4%
Peru Government International Bonds
1.86%, 12/01/32 (a)	10,000	7,576
2.78%, 12/01/60 (a)	15,000	7,917
5.63%, 11/18/50 (a)	11,000	10,291
Uruguay Government International Bonds
5.10%, 06/18/50 (a)	14,040	12,884
		38,668
Municipal Bonds and Notes - 0.2%
State of California, CA
4.60%, 04/01/38	15,000	13,960
Total Bonds and Notes (Cost $9,482,093)		8,760,982
Total Investments in Securities (Cost $9,482,093)		8,760,982

See Notes to Schedule of Investments and Notes to Financial Statements.
16	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Short-Term Investments - 19.9%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.47% (g)(h) (Cost $1,776,614)	1,776,614	$1,776,614
Total Investments (Cost $11,258,707)		10,537,596
Liabilities in Excess of Other Assets, net - (18.2)%		(1,621,216)
NET ASSETS - 100.0%		$8,916,380

Other Information:
Centrally Cleared Credit Default Swaps:
Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$325	1.00%/ Quarterly	06/20/29	$(7,298)	$(6,008)	$(1,290)
The Fund had the following long futures contracts open at December 31, 2024:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	March 2025	4	$822,789	$822,438	$(351)
5 Yr. U.S. Treasury Notes Futures	March 2025	19	2,037,118	2,019,789	(17,329)
					$(17,680)
The Fund had the following short futures contracts open at December 31, 2024:
Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	March 2025	4	$(440,477)	$(435,000)	$5,477
10 Yr. U.S. Treasury Ultra Futures	March 2025	4	(456,680)	(445,216)	11,464
					$16,941
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	17

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
During the year ended December 31, 2024, the average notional values related to derivative contracts were as follows:
	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts
Average Notional Value	$2,769,302	$719,207	$233,093
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At December 31, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts, swaps and/or TBAs.
(b)	Step coupon bond.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(f)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities amounted to $170,470 or 1.91% of the net assets of the State Street Income V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Directors.
(g)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(h)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2024.
Abbreviations:
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced

See Notes to Schedule of Investments and Notes to Financial Statements.
18	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$2,830,164	$—	$2,830,164
Agency Mortgage Backed	—	2,792,297	—	2,792,297
Agency Collateralized Mortgage Obligations	—	102,383	—	102,383
Corporate Notes	—	2,427,113	—	2,427,113
Non-Agency Collateralized Mortgage Obligations	—	556,397	—	556,397
Sovereign Bonds	—	38,668	—	38,668
Municipal Bonds and Notes	—	13,960	—	13,960
Short-Term Investments	1,776,614	—	—	1,776,614
Total Investments in Securities	$1,776,614	$8,760,982	$—	$10,537,596
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	$—	$(1,290)	$—	$(1,290)
Long Futures Contracts - Unrealized Depreciation	(17,680)	—	—	(17,680)
Short Futures Contracts - Unrealized Appreciation	16,941	—	—	16,941
Total Other Financial Instruments	$(739)	$(1,290)	$—	$(2,029)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,329,784	$1,329,784	$3,760,335	$3,313,505	$—	$—	1,776,614	$1,776,614	$78,486
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	19

State Street Income V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Inception date					1/3/95
Net asset value, beginning of period	$9.98	$9.73	$11.86	$12.48	$12.00
Income/(loss) from investment operations:
Net investment income(a)	0.30	0.26	0.17	0.12	0.19
Net realized and unrealized gains/(losses) on investments	(0.38)	0.20	(1.87)	(0.35)	0.65
Total income/(loss) from investment operations	(0.08)	0.46	(1.70)	(0.23)	0.84
Less distributions from:
Net investment income	(0.33)	(0.21)	(0.29)	(0.28)	(0.32)
Net realized gains	—	—	(0.14)	(0.11)	(0.04)
Total distributions	(0.33)	(0.21)	(0.43)	(0.39)	(0.36)
Net asset value, end of period	$9.57	$9.98	$9.73	$11.86	$12.48
Total Return(b)	(0.82)%	4.68%	(14.38)%	(1.81)%	7.03%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$8,916	$10,157	$10,616	$14,766	$17,435
Ratios to average net assets:
Net expenses	1.37%	1.36%	1.24%	1.06%	1.06%
Gross expenses	1.37%	1.38%	1.24%	1.06%	1.06%
Net investment income	2.98%	2.69%	1.62%	1.01%	1.50%
Portfolio turnover rate	52%(c)	59%(c)	51%(c)	81%(c)	120%(c)
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	The portfolio turnover calculated for the fiscal years ended 12/31/24, 12/31/23, 12/31/22, 12/31/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 219%, 263%, 178%, 183% and 277%, respectively.
The accompanying Notes are an integral part of these financial statements.
20	Financial Highlights

State Street Income V.I.S. Fund
Statement of Assets and Liabilities — December 31, 2024
Assets
Investments in unaffiliated securities, at fair value (cost $9,482,093)	$8,760,982
Investments in affiliated securities, at fair value (cost $1,776,614)	1,776,614
Cash	133
Net cash collateral on deposit with broker for future contracts	733
Net cash collateral on deposit with broker for swap contracts	7,334
Receivable for investments sold	197,651
Income receivables	71,901
Receivable for fund shares sold	744
Income receivable from affiliated investments	5,310
Other assets	61
Total assets	10,821,463
Liabilities
Payable for investments purchased	1,828,032
Payable for fund shares redeemed	13,585
Payable for accumulated variation margin on swap contracts	7,406
Payable for accumulated variation margin on futures contracts	714
Payable to the Adviser	3,829
Payable for custody, fund accounting and sub-administration fees	13,749
Accrued other expenses	37,768
Total liabilities	1,905,083

Net Assets	$8,916,380
Net Assets Consist of:
Capital paid in	$10,785,594
Total distributable earnings (loss)	(1,869,214)
Net Assets	$8,916,380
Shares outstanding ($0.01 par value; unlimited shares authorized)	931,797
Net asset value per share	$9.57
The accompanying Notes are an integral part of these financial statements.
Statement of Assets and Liabilities	21

State Street Income V.I.S. Fund
Statement of Operations — For the year ended December 31, 2024
Investment Income
Income
Interest	$340,070
Income from affiliated investments	78,486
Total income	418,556
Expenses
Advisory and administration fees	48,190
Directors' fees	21,060
Custody, fund accounting and sub-administration fees	29,551
Professional fees	31,699
Other expenses	1,470
Total expenses before waivers	131,970
Less: Fees waived by the adviser	(887)
Net expenses	131,083
Net investment income (loss)	$287,473
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$(58,367)
Futures	(20,852)
Swap contracts	13,065
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(219,463)
Futures	(58,475)
Swap contracts	(15,060)
Net realized and unrealized gain (loss) on investments	(359,152)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(71,679)
The accompanying Notes are an integral part of these financial statements.
22	Statement of Operations

State Street Income V.I.S. Fund
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$287,473	$274,658
Net realized gain (loss) on investments, futures and swap contracts	(66,154)	(541,848)
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	(292,998)	730,932
Net increase (decrease) from operations	(71,679)	463,742
Distributions to shareholders:
Total distributions	(295,495)	(204,660)
Increase (decrease) in assets from operations and distributions	(367,174)	259,082
Share transactions:
Proceeds from sale of shares	338,662	503,196
Value of distributions reinvested	295,495	204,660
Cost of shares redeemed	(1,507,215)	(1,426,452)
Net increase (decrease) from share transactions	(873,058)	(718,596)
Total increase (decrease) in net assets	(1,240,232)	(459,514)
Net Assets
Beginning of year	10,156,612	10,616,126
End of year	$8,916,380	$10,156,612
Changes in Fund Shares
Shares sold	34,703	50,808
Issued for distributions reinvested	30,974	20,569
Shares redeemed	(151,753)	(144,078)
Net increase (decrease) in fund shares	(86,076)	(72,701)
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	23

State Street Income V.I.S. Fund
Notes to Financial Statements — December 31, 2024
1.Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund (the “Fund”) and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Company. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
24	Notes to Financial Statements

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2024
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•	Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2024 is disclosed in the Fund’s Schedule of Investments.
Notes to Financial Statements	25

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2024
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2024, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities During the fiscal year ended December 31, 2024, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used
26	Notes to Financial Statements

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2024 mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
5.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the fiscal year ended December 31, 2024, the Fund entered into futures contracts to manage interest rate risk.
Credit Default Swaps During the fiscal year ended December 31, 2024, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.
Notes to Financial Statements	27

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2024
As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2024 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$714	$—	$—	$—	$—	$714
Swap Contracts	—	—	7,406	—	—	7,406

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$(20,852)	$—	$—	$—	$—	$(20,852)
Swap Contracts	—	—	13,065	—	—	13,065

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$(58,475)	$—	$—	$$—	$—	$(58,475)
Swap Contracts	—	—	(15,060)	—	—	(15,060)
6.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.50%. SSGA FM is contractually obligated until April 30, 2025 to waive its management fee and/or reimburse
28	Notes to Financial Statements

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2024 certain expenses for the Fund, in an amount equal to any acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from the Fund’s holdings in acquired funds for cash management purposes, if any. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to April 30, 2025 except with approval of the Board.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2024 are disclosed in the Schedule of Investments.
7.Directors’ Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
8.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2024 were as follows:
U.S. Government Securities
Purchases	Sales
$19,699,765	$19,869,511
Non-U.S. Government Securities
Purchases	Sales
$715,018	$1,197,825
9.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAVs or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to capital loss carryforwards, straddles, premium amortization, investments in futures, paydown gains and losses, swaps, and wash sale loss deferrals.
Notes to Financial Statements	29

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2024
The tax character of distributions paid during the fiscal year ended December 31, 2024 were as follows:
Ordinary Income	Long-Term Capital Gains	Total
$295,495	$—	$295,495
The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:
Ordinary Income	Long-Term Capital Gains	Total
$204,660	$—	$204,660
At December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$301,386	$—	$(1,412,148)	$—	$(758,452)	$—	$(1,869,214)
As of December 31, 2024, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
Non-Expiring Short Term	Non-Expiring Long Term
$(347,061)	$(1,065,087)
As of December 31, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$11,294,019	$21,169	$779,621	$(758,452)
10.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $194.29 million of a $1.36 billion ($180 million of $1.26 billion prior to November 1, 2024 and $180 million of $960 million prior to October 3, 2024) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the
New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of December 31, 2024.
11.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
30	Notes to Financial Statements

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2024
Interest Rate Risk The risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Fund’s investments. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.
Foreign and Emerging Markets Risk Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
12.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
Notes to Financial Statements	31

State Street Income V.I.S. Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of State Street Income V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Income V.I.S. Fund (the “Fund”) (one of the series constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 18, 2025
32	Report of Independent Registered Public Accounting Firm

State Street Income V.I.S. Fund
Other Information — December 31, 2024 (Unaudited)
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2024.
Interest Dividends
The Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Other Information	33

State Street Income V.I.S. Fund
Proxy Disclosure for Open-End Management Investment Companies — December 31, 2024 (Unaudited)
Shareholder Meeting Results
Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 6, 2024 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the table below.
All Funds
Proposal 1: To elect the following as Directors of the Company:
Proposed Director	Shares For	Shares Withheld
Patrick J. Riley	73,750,198.987	1,759,144.984
Donna M. Rapaccioli	73,872,469.845	1,636,874.126
Margaret K. McLaughlin	73,959,592.918	1,549,751.053
George M. Pereira	73,932,719.109	1,576,624.862
Mark E. Swanson	73,862,069.730	1,647,274.241
Jeanne LaPorta	73,881,354.092	1,627,989.879
34

Annual Financial Statements and Other Information
December 31, 2024
State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund
Annual Report Financial Statements and Other Information
December 31, 2024

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement  Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable
This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments — December 31, 2024
	Number of Shares	Fair Value
Common Stock (REITs) - 99.3% †
Alternate Housing - 6.2%
Invitation Homes, Inc.	27,670	$884,610
Sun Communities, Inc.	3,720	457,448
		1,342,058
Data Center - 13.5%
Digital Realty Trust, Inc.	5,810	1,030,287
Equinix, Inc.	1,994	1,880,123
		2,910,410
Healthcare - 16.2%
Alexandria Real Estate Equities, Inc.	1,760	171,688
American Healthcare REIT, Inc.	8,540	242,707
Healthpeak Properties, Inc.	26,850	544,249
National Health Investors, Inc.	1,369	94,872
Omega Healthcare Investors, Inc.	6,880	260,408
Ventas, Inc.	14,180	835,060
Welltower, Inc.	10,790	1,359,864
		3,508,848
Hotel - 3.2%
DiamondRock Hospitality Co.	14,287	129,012
Host Hotels & Resorts, Inc.	25,970	454,994
Pebblebrook Hotel Trust	4,510	61,111
Sunstone Hotel Investors, Inc.	4,542	53,777
		698,894
Industrial - 12.1%
Americold Realty Trust, Inc.	8,620	184,468
EastGroup Properties, Inc.	1,267	203,341
First Industrial Realty Trust, Inc.	4,470	224,081
Lineage, Inc.	2,870	168,096
Prologis, Inc.	14,030	1,482,971
Rexford Industrial Realty, Inc.	9,270	358,378
		2,621,335
Multifamily - 10.7%
Camden Property Trust	5,730	664,909
Equity Residential	10,750	771,420
UDR, Inc.	20,420	886,433
		2,322,762
Net Lease - 6.8%
Agree Realty Corp.	4,900	345,205
Broadstone Net Lease, Inc.	9,722	154,191
NETSTREIT Corp.	6,620	93,673
NNN REIT, Inc.	6,333	258,703
Realty Income Corp.	11,390	608,340
		1,460,112
	Number of Shares	Fair Value
Office - 5.2%
BXP, Inc.	4,860	$361,389
Cousins Properties, Inc.	12,062	369,580
Douglas Emmett, Inc.	4,160	77,210
Kilroy Realty Corp.	3,019	122,118
Vornado Realty Trust	4,690	197,168
		1,127,465
Regional Malls - 4.1%
Macerich Co.	6,520	129,878
Simon Property Group, Inc.	4,356	750,147
		880,025
Self Storage - 7.3%
CubeSmart	4,410	188,968
Extra Space Storage, Inc.	5,560	831,776
Public Storage	1,870	559,953
		1,580,697
Shopping Centers - 7.0%
Brixmor Property Group, Inc.	17,550	488,592
Federal Realty Investment Trust	2,340	261,963
InvenTrust Properties Corp.	2,973	89,576
Kimco Realty Corp.	19,070	446,810
Kite Realty Group Trust	8,840	223,122
		1,510,063
Specialty - 7.0%
Iron Mountain, Inc.	5,570	585,463
Lamar Advertising Co., Class A	2,086	253,950
VICI Properties, Inc.	23,060	673,582
		1,512,995
Total Common Stock (REITs) (Cost $17,518,463)		21,475,664
Short-Term Investments - 0.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.47% (a)(b) (Cost $144,695)	144,695	144,695
Total Investments (Cost $17,663,158)		21,620,359
Liabilities in Excess of Other Assets, net - (0.0)%*		(1,353)
NET ASSETS - 100.0%		$21,619,006

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Real Estate Securities V.I.S. Fund	1

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(b)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2024.
*	Less than 0.05%.
Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$21,475,664	$—	$—	$21,475,664
Short-Term Investments	144,695	—	—	144,695
Total Investments in Securities	$21,620,359	$—	$—	$21,620,359

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	347,181	$347,181	$7,660,934	$7,863,420	$—	$—	144,695	$144,695	$13,437
See Notes to Schedule of Investments and Notes to Financial Statements.
2	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Inception date					5/1/95
Net asset value, beginning of period	$9.74	$8.77	$13.89	$12.02	$12.92
Income/(loss) from investment operations:
Net investment income(a)	0.24	0.25	0.20	0.13	0.17
Net realized and unrealized gains/(losses) on investments	0.77	0.93	(3.66)	4.85	(0.85)
Total income/(loss) from investment operations	1.01	1.18	(3.46)	4.98	(0.68)
Less distributions from:
Net investment income	(0.18)	(0.21)	(0.17)	(0.34)	(0.06)
Net realized gains	—	—	(1.49)	(2.77)	(0.16)
Total distributions	(0.18)	(0.21)	(1.66)	(3.11)	(0.22)
Net asset value, end of period	$10.57	$9.74	$8.77	$13.89	$12.02
Total Return(b)	10.46%	13.50%	(24.93)%	41.80%	(5.23)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$21,619	$65,246	$40,669	$45,748	$47,588
Ratios to average net assets:
Gross expenses	1.01%	1.00%	1.05%	1.04%	1.04%
Net investment income	2.44%	2.75%	1.72%	0.93%	1.49%
Portfolio turnover rate	38%	54%	86%	85%	108%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	3

State Street Real Estate Securities V.I.S. Fund
Statement of Assets and Liabilities — December 31, 2024
Assets
Investments in unaffiliated securities, at fair value (cost $17,518,463)	$21,475,664
Investments in affiliated securities, at fair value (cost $144,695)	144,695
Receivable for investments sold	25,935
Income receivables	91,384
Receivable for fund shares sold	359
Income receivable from affiliated investments	433
Other assets	395
Total assets	21,738,865
Liabilities
Payable for investments purchased	63,178
Payable for fund shares redeemed	601
Payable to the Adviser	16,059
Payable for custody, fund accounting and sub-administration fees	6,937
Accrued other expenses	33,084
Total liabilities	119,859

Net Assets	$21,619,006
Net Assets Consist of:
Capital paid in	$18,254,157
Total distributable earnings (loss)	3,364,849
Net Assets	$21,619,006
Shares outstanding ($0.01 par value, unlimited shares authorized)	2,046,148
Net asset value per share	$10.57
The accompanying Notes are an integral part of these financial statements.
4	Statement of Assets and Liabilities

State Street Real Estate Securities V.I.S. Fund
Statement of Operations — For the year ended December 31, 2024
Investment Income
Income
Dividend	$1,578,670
Income from affiliated investments	13,437
Total income	1,592,107
Expenses
Advisory and administration fees	391,833
Directors' fees	21,347
Custody, fund accounting and sub-administration fees	22,335
Professional fees	27,556
Other expenses	2,395
Total expenses	465,466
Net investment income (loss)	$1,126,641
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on investments	$3,163,175
Increase (decrease) in unrealized appreciation/(depreciation) on investments	278,587
Net realized and unrealized gain (loss) on investments	3,441,762
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,568,403
The accompanying Notes are an integral part of these financial statements.
Statement of Operations	5

State Street Real Estate Securities V.I.S. Fund
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,126,641	$1,379,214
Net realized gain (loss) on investments	3,163,175	(2,942,655)
Net increase (decrease) in unrealized appreciation/depreciation on investments	278,587	7,683,727
Net increase (decrease) from operations	4,568,403	6,120,286
Distributions to shareholders:
Total distributions	(1,047,350)	(1,420,514)
Increase (decrease) in assets from operations and distributions	3,521,053	4,699,772
Share transactions:
Proceeds from sale of shares	2,683,751	27,811,078
Value of distributions reinvested	1,047,350	1,420,514
Cost of shares redeemed	(50,879,339)	(9,353,725)
Net increase (decrease) from share transactions	(47,148,238)	19,877,867
Total increase (decrease) in net assets	(43,627,185)	24,577,639
Net Assets
Beginning of year	65,246,191	40,668,552
End of year	$21,619,006	$65,246,191
Changes in Fund Shares
Shares sold	282,940	2,918,808
Issued for distributions reinvested	103,905	145,544
Shares redeemed	(5,039,702)	(1,001,549)
Net increase (decrease) in fund shares	(4,652,857)	2,062,803
The accompanying Notes are an integral part of these financial statements.
6	Statements of Changes in Net Assets

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements — December 31, 2024
1.Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund (the “Fund”). Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Company. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Notes to Financial Statements	7

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2024
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2024 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
8	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2024
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2024, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund. The Management Fee is stated in the following schedule:
Average Daily Net Assets of the Fund	Management Fee
First $100 million	0.85%
Next $100 million	0.80%
Over $200 million	0.75%
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2024 are disclosed in the Schedule of Investments.
5.Sub-Advisory Fees
Pursuant to an investment sub-advisory agreement with SSGA FM, CenterSquare Investment Management LLC (“CenterSquare”) is the sub-adviser to the Fund. CenterSquare is responsible for the day-to-day portfolio management of the assets of the Fund, including the responsibility for making decisions to buy, sell or hold a
Notes to Financial Statements	9

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2024 particular security, under the general supervision of SSGA FM and the Board. For its services, SSGA FM pays CenterSquare monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.
6.Directors’ Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2024 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$16,865,030	$63,457,053
8.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAVs or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to capital loss carryforwards, REITs, and wash sale loss deferrals.
The tax character of distributions paid during the fiscal year ended December 31, 2024 were as follows:
Ordinary Income	Long-Term Capital Gains	Total
$1,047,350	$—	$1,047,350
The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:
Ordinary Income	Long-Term Capital Gains	Total
$1,420,514	$—	$1,420,514
At December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$242,564	$—	$(324,609)	$—	$3,446,894	$—	$3,364,849
10	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2024
As of December 31, 2024, the Fund had capital loss carryforwards available to offset future realized capital gains as follows
Non-Expiring Short Term	Non-Expiring Long Term
$—	$(324,609)
As of December 31, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$18,173,465	$3,806,717	$359,823	$3,446,894
9.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $194.29 million of a $1.36 billion ($180 million of $1.26 billion prior to November 1, 2024 and $180 million of $960 million prior to October 3, 2024) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the
New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of December 31, 2024.
10.Risks
Concentration Risk As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
11.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
Notes to Financial Statements	11

State Street Real Estate Securities V.I.S. Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of State Street Real Estate Securities V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Real Estate Securities V.I.S. Fund (the “Fund”) (one of the series constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 18, 2025
12	Report of Independent Registered Public Accounting Firm

State Street Real Estate Securities V.I.S. Fund
Other Information — December 31, 2024
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2024.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Other Information	13

State Street Real Estate Securities V.I.S. Fund
Proxy Disclosure for Open-End Management Investment Companies — December 31, 2024 (Unaudited)
Shareholder Meeting Results
Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 6, 2024 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the table below.
All Funds
Proposal 1: To elect the following as Directors of the Company:
Proposed Director	Shares For	Shares Withheld
Patrick J. Riley	73,750,198.987	1,759,144.984
Donna M. Rapaccioli	73,872,469.845	1,636,874.126
Margaret K. McLaughlin	73,959,592.918	1,549,751.053
George M. Pereira	73,932,719.109	1,576,624.862
Mark E. Swanson	73,862,069.730	1,647,274.241
Jeanne LaPorta	73,881,354.092	1,627,989.879
14

Annual Financial Statements and Other Information
December 31, 2024
State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Annual Report Financial Statements and Other Information
December 31, 2024

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement  Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not applicable
This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Total Return V.I.S. Fund
Schedule of Investments — December 31, 2024
	Number of Shares	Fair Value
Domestic Equity - 40.5% †
Common Stock - 40.5%
Advertising - 0.1%
Advantage Solutions, Inc. (a)	3,183	$9,294
Boston Omaha Corp., Class A (a)	651	9,231
Cardlytics, Inc. (a)	1,128	4,185
Clear Channel Outdoor Holdings, Inc. (a)	9,927	13,600
Emerald Holding, Inc.	546	2,632
Entravision Communications Corp., Class A	1,438	3,379
Ibotta, Inc., Class A (a)	413	26,878
Integral Ad Science Holding Corp. (a)	1,872	19,544
Interpublic Group of Cos., Inc.	2,242	62,821
Magnite, Inc. (a)	3,316	52,791
National CineMedia, Inc. (a)	2,006	13,320
Omnicom Group, Inc.	1,227	105,571
PubMatic, Inc., Class A (a)	1,071	15,733
Stagwell, Inc. (a)	2,201	14,482
TechTarget, Inc. (a)	666	13,200
Thryv Holdings, Inc. (a)	940	13,912
Trade Desk, Inc., Class A (a)	2,911	342,130
		722,703
Aerospace & Defense - 0.7%
AAR Corp. (a)	910	55,765
AeroVironment, Inc. (a)	741	114,032
AerSale Corp. (a)	976	6,149
Archer Aviation, Inc., Class A (a)	6,071	59,192
Astronics Corp. (a)	767	12,241
Axon Enterprise, Inc. (a)	470	279,330
Boeing Co. (a)	4,663	825,351
BWX Technologies, Inc.	600	66,834
Byrna Technologies, Inc. (a)	421	12,129
Cadre Holdings, Inc.	674	21,770
Curtiss-Wright Corp.	300	106,461
Ducommun, Inc. (a)	352	22,408
Eve Holding, Inc. (a)	770	4,189
General Dynamics Corp.	1,735	457,155
General Electric Co.	7,148	1,192,215
HEICO Corp.	300	71,322
HEICO Corp., Class A	551	102,530
Hexcel Corp.	400	25,080
Howmet Aerospace, Inc.	2,625	287,096
Huntington Ingalls Industries, Inc.	200	37,794
Intuitive Machines, Inc. (a)	691	12,549
	Number of Shares	Fair Value
Kratos Defense & Security Solutions, Inc. (a)	3,929	$103,647
L3Harris Technologies, Inc.	1,280	269,158
Leonardo DRS, Inc. (a)	1,948	62,940
Lockheed Martin Corp.	1,395	677,886
Mercury Systems, Inc. (a)	1,374	57,708
Moog, Inc., Class A	751	147,827
National Presto Industries, Inc.	130	12,795
Northrop Grumman Corp.	857	402,182
Park Aerospace Corp.	550	8,057
Redwire Corp. (a)	536	8,823
Rocket Lab USA, Inc. (a)	9,236	235,241
RTX Corp.	8,753	1,012,897
Spirit AeroSystems Holdings, Inc., Class A (a)	600	20,448
Textron, Inc.	1,271	97,219
TransDigm Group, Inc.	355	449,884
Triumph Group, Inc. (a)	1,915	35,734
V2X, Inc. (a)	317	15,162
Virgin Galactic Holdings, Inc. (a)	569	3,346
VirTra, Inc. (a)	450	3,038
Woodward, Inc.	400	66,568
		7,462,152
Agricultural & Farm Machinery - 0.1%
AGCO Corp.	423	39,542
Alamo Group, Inc.	270	50,196
CNH Industrial NV	5,600	63,448
Deere & Co.	1,641	695,292
Lindsay Corp.	284	33,600
Titan International, Inc. (a)	1,484	10,076
Toro Co.	768	61,517
		953,671
Agricultural Products & Services - 0.0%*
Alico, Inc.	211	5,471
Archer-Daniels-Midland Co.	2,972	150,146
Bunge Global SA	837	65,085
Darling Ingredients, Inc. (a)	1,200	40,428
Fresh Del Monte Produce, Inc.	882	29,291
Ingredion, Inc.	444	61,077
Limoneira Co.	437	10,689
		362,187
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. (a)	1,335	29,343
CH Robinson Worldwide, Inc.	669	69,121

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	1

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Expeditors International of Washington, Inc.	801	$88,727
FedEx Corp.	1,472	414,118
Forward Air Corp. (a)	645	20,801
GXO Logistics, Inc. (a)	873	37,976
Hub Group, Inc., Class A	1,583	70,538
Radiant Logistics, Inc. (a)	1,024	6,861
United Parcel Service, Inc., Class B	4,692	591,661
		1,329,146
Airport Services - 0.0%*
Sky Harbour Group Corp. (a)	277	3,305
Alternative Carriers - 0.0%*
Anterix, Inc. (a)	303	9,293
AST SpaceMobile, Inc. (a)	3,552	74,947
Bandwidth, Inc., Class A (a)	700	11,914
Cogent Communications Holdings, Inc.	1,168	90,018
Globalstar, Inc. (a)	19,124	39,587
Iridium Communications, Inc.	600	17,412
Lumen Technologies, Inc. (a)	26,746	142,021
		385,192
Aluminum - 0.0%*
Alcoa Corp.	1,558	58,861
Century Aluminum Co. (a)	1,372	24,998
Constellium SE (a)	3,399	34,908
Kaiser Aluminum Corp.	418	29,373
Tredegar Corp. (a)	665	5,107
		153,247
Apparel Retail - 0.2%
Abercrombie & Fitch Co., Class A (a)	1,335	199,542
American Eagle Outfitters, Inc.	4,694	78,249
Boot Barn Holdings, Inc. (a)	786	119,331
Buckle, Inc.	809	41,105
Burlington Stores, Inc. (a)	433	123,431
Caleres, Inc.	903	20,914
Citi Trends, Inc. (a)	190	4,988
Designer Brands, Inc., Class A	1,286	6,867
Destination XL Group, Inc. (a)	1,525	4,102
Foot Locker, Inc. (a)	2,200	47,872
Gap, Inc.	1,500	35,445
Genesco, Inc. (a)	279	11,927
J Jill, Inc.	179	4,944
Lands' End, Inc. (a)	413	5,427
	Number of Shares	Fair Value
RealReal, Inc. (a)	2,636	$28,812
Revolve Group, Inc. (a)	1,003	33,591
Ross Stores, Inc.	2,085	315,398
Shoe Carnival, Inc.	501	16,573
Stitch Fix, Inc., Class A (a)	2,782	11,990
ThredUp, Inc., Class A (a)	2,078	2,888
Tilly's, Inc., Class A (a)	339	1,441
TJX Cos., Inc.	7,353	888,316
Torrid Holdings, Inc. (a)	305	1,595
Urban Outfitters, Inc. (a)	1,674	91,869
Victoria's Secret & Co. (a)	2,077	86,029
Zumiez, Inc. (a)	460	8,818
		2,191,464
Apparel, Accessories & Luxury Goods - 0.1%
Capri Holdings Ltd. (a)	705	14,847
Carter's, Inc.	400	21,676
Columbia Sportswear Co.	200	16,786
Figs, Inc., Class A (a)	3,316	20,526
G-III Apparel Group Ltd. (a)	1,056	34,447
Hanesbrands, Inc. (a)	9,352	76,125
Kontoor Brands, Inc.	1,455	124,272
Lululemon Athletica, Inc. (a)	727	278,012
Movado Group, Inc.	468	9,210
Oxford Industries, Inc.	387	30,488
PVH Corp.	400	42,300
Ralph Lauren Corp.	300	69,294
Superior Group of Cos., Inc.	387	6,397
Tapestry, Inc.	1,374	89,764
Under Armour, Inc., Class A (a)	2,600	21,528
Vera Bradley, Inc. (a)	680	2,672
VF Corp.	2,100	45,066
		903,410
Application Software - 1.4%
8x8, Inc. (a)	3,505	9,358
ACI Worldwide, Inc. (a)	2,796	145,140
Adobe, Inc. (a)(b)	2,887	1,283,791
Agilysys, Inc. (a)	596	78,499
Alarm.com Holdings, Inc. (a)	1,251	76,061
Alkami Technology, Inc. (a)	1,378	50,545
Altair Engineering, Inc., Class A (a)	1,435	156,573
Amplitude, Inc., Class A (a)	1,969	20,773
ANSYS, Inc. (a)	571	192,615
Appfolio, Inc., Class A (a)	100	24,672
AppLovin Corp., Class A (a)	1,700	550,511
Asana, Inc., Class A (a)	2,134	43,256

See Notes to Schedule of Investments and Notes to Financial Statements.
2	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Aspen Technology, Inc. (a)	120	$29,956
Atlassian Corp., Class A (a)	996	242,407
AudioEye, Inc. (a)	175	2,662
Aurora Innovation, Inc. (a)	25,369	159,825
Autodesk, Inc. (a)	1,374	406,113
AvePoint, Inc. (a)	3,345	55,226
Bentley Systems, Inc., Class B	800	37,360
Bill Holdings, Inc. (a)	692	58,619
Bit Digital, Inc. (a)	3,062	8,972
Blackbaud, Inc. (a)	1,071	79,168
BlackLine, Inc. (a)	1,531	93,024
Blend Labs, Inc., Class A (a)	6,011	25,306
Box, Inc., Class A (a)	3,729	117,836
Braze, Inc., Class A (a)	1,742	72,955
C3.ai, Inc., Class A (a)	2,923	100,639
Cadence Design Systems, Inc. (a)	1,751	526,106
CCC Intelligent Solutions Holdings, Inc. (a)	3,000	35,190
Cerence, Inc. (a)	1,087	8,533
Cipher Mining, Inc. (a)	5,352	24,833
Cleanspark, Inc. (a)	6,576	60,565
Clear Secure, Inc., Class A	2,320	61,805
Clearwater Analytics Holdings, Inc., Class A (a)	4,740	130,445
Confluent, Inc., Class A (a)	1,800	50,328
Consensus Cloud Solutions, Inc. (a)	449	10,713
CS Disco, Inc. (a)	987	4,925
Daily Journal Corp. (a)	39	22,152
Datadog, Inc., Class A (a)	1,996	285,208
Digimarc Corp. (a)	426	15,954
Digital Turbine, Inc. (a)	2,741	4,632
DocuSign, Inc. (a)	1,289	115,933
Domo, Inc., Class B (a)	1,007	7,130
DoubleVerify Holdings, Inc. (a)	1,300	24,973
Dropbox, Inc., Class A (a)	1,900	57,076
Dynatrace, Inc. (a)	1,900	103,265
E2open Parent Holdings, Inc. (a)	5,209	13,856
eGain Corp. (a)	496	3,090
Elastic NV (a)	500	49,540
Enfusion, Inc., Class A (a)	1,359	13,998
EverCommerce, Inc. (a)	628	6,914
Fair Isaac Corp. (a)	155	308,594
Five9, Inc. (a)	500	20,320
Freshworks, Inc., Class A (a)	5,483	88,660
Guidewire Software, Inc. (a)	500	84,290
HashiCorp, Inc., Class A (a)	1,100	37,631
HubSpot, Inc. (a)	316	220,179
	Number of Shares	Fair Value
Informatica, Inc., Class A (a)	100	$2,593
Intapp, Inc. (a)	1,409	90,303
InterDigital, Inc.	668	129,405
Intuit, Inc.	1,779	1,118,102
Jamf Holding Corp. (a)	2,141	30,081
Kaltura, Inc. (a)	2,236	4,919
Life360, Inc. (a)	271	11,184
LiveRamp Holdings, Inc. (a)	1,739	52,813
Logility Supply Chain Solutions, Inc.	944	10,460
Manhattan Associates, Inc. (a)	431	116,473
MARA Holdings, Inc. (a)	7,524	126,178
Matterport, Inc. (a)	6,940	32,896
Meridianlink, Inc. (a)	777	16,045
MicroStrategy, Inc., Class A (a)	1,100	318,582
Mitek Systems, Inc. (a)	1,324	14,736
nCino, Inc. (a)	500	16,790
NCR Voyix Corp. (a)	3,837	53,104
NextNav, Inc. (a)	1,955	30,420
Nutanix, Inc., Class A (a)	1,474	90,179
Olo, Inc., Class A (a)	2,677	20,559
ON24, Inc. (a)	770	4,974
Ooma, Inc. (a)	727	10,222
Pagaya Technologies Ltd., Class A (a)	951	8,835
PagerDuty, Inc. (a)	2,422	44,226
Palantir Technologies, Inc., Class A (a)	13,129	992,946
Pegasystems, Inc.	200	18,640
Porch Group, Inc. (a)	2,319	11,410
Prairie Operating Co. (a)	201	1,391
Procore Technologies, Inc. (a)	600	44,958
PROS Holdings, Inc. (a)	1,189	26,110
PTC, Inc. (a)	748	137,535
Q2 Holdings, Inc. (a)	1,555	156,511
Red Violet, Inc. (a)	292	10,570
Rekor Systems, Inc. (a)	2,882	4,496
ReposiTrak, Inc.	309	6,838
Rimini Street, Inc. (a)	1,465	3,912
RingCentral, Inc., Class A (a)	500	17,505
Riot Platforms, Inc. (a)	7,578	77,371
Roper Technologies, Inc.	697	362,335
Salesforce, Inc.	6,028	2,015,341
SEMrush Holdings, Inc., Class A (a)	1,035	12,296
Smartsheet, Inc., Class A (a)	1,000	56,030
SoundHound AI, Inc., Class A (a)	8,151	161,716
SoundThinking, Inc. (a)	247	3,226

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	3

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Sprinklr, Inc., Class A (a)	3,083	$26,051
Sprout Social, Inc., Class A (a)	1,294	39,739
SPS Commerce, Inc. (a)	987	181,598
Synopsys, Inc. (a)	990	480,506
Terawulf, Inc. (a)	7,071	40,022
Tyler Technologies, Inc. (a)	268	154,540
Unity Software, Inc. (a)	2,198	49,389
Verint Systems, Inc. (a)	1,603	44,002
Vertex, Inc., Class A (a)	1,436	76,611
Viant Technology, Inc., Class A (a)	391	7,425
Weave Communications, Inc. (a)	1,082	17,225
WM Technology, Inc. (a)	2,760	3,809
Workday, Inc., Class A (a)	1,410	363,822
Workiva, Inc. (a)	1,338	146,511
Yext, Inc. (a)	2,707	17,217
Zeta Global Holdings Corp., Class A (a)	4,759	85,614
Zoom Communications, Inc. (a)	1,674	136,615
		14,864,612
Asset Management & Custody Banks - 0.5%
Affiliated Managers Group, Inc.	200	36,984
AlTi Global, Inc. (a)	936	4,128
Ameriprise Financial, Inc.	657	349,807
ARES Management Corp., Class A	1,222	216,331
Artisan Partners Asset Management, Inc., Class A	1,669	71,850
Bank of New York Mellon Corp.	4,806	369,245
Blackrock, Inc.	963	987,181
Blackstone, Inc.	4,612	795,201
Blue Owl Capital, Inc.	3,400	79,084
Brightsphere Investment Group, Inc.	713	18,780
Carlyle Group, Inc.	1,551	78,310
Cohen & Steers, Inc.	728	67,224
Diamond Hill Investment Group, Inc.	66	10,237
DigitalBridge Group, Inc.	4,190	47,263
Franklin Resources, Inc.	2,200	44,638
GCM Grosvenor, Inc., Class A	1,072	13,153
Hamilton Lane, Inc., Class A	1,019	150,863
Invesco Ltd.	1,900	33,212
Janus Henderson Group PLC	700	29,771
KKR & Co., Inc.	4,359	644,740
	Number of Shares	Fair Value
Northern Trust Corp.	1,332	$136,530
P10, Inc., Class A	1,027	12,950
SEI Investments Co.	700	57,736
Silvercrest Asset Management Group, Inc., Class A	236	4,340
State Street Corp. (c)	1,861	182,657
StepStone Group, Inc., Class A	1,734	100,364
T. Rowe Price Group, Inc.	1,457	164,772
TPG, Inc.	500	31,420
Victory Capital Holdings, Inc., Class A	1,089	71,286
Virtus Investment Partners, Inc.	178	39,263
WisdomTree, Inc.	3,661	38,441
		4,887,761
Automobile Manufacturers - 0.8%
Canoo, Inc. (a)	118	167
Ford Motor Co.	25,291	250,381
General Motors Co.	7,227	384,983
Lucid Group, Inc. (a)	7,700	23,254
Rivian Automotive, Inc., Class A (a)	5,000	66,500
Stellantis NV	12,933	168,181
Tesla, Inc. (a)	18,161	7,334,138
Thor Industries, Inc.	334	31,967
Winnebago Industries, Inc.	745	35,596
		8,295,167
Automotive Parts & Equipment - 0.1%
Adient PLC (a)	2,357	40,611
American Axle & Manufacturing Holdings, Inc. (a)	2,959	17,251
BorgWarner, Inc.	1,286	40,882
Cooper-Standard Holdings, Inc. (a)	496	6,726
Dana, Inc.	3,420	39,535
Dorman Products, Inc. (a)	683	88,483
Fox Factory Holding Corp. (a)	1,109	33,569
Gentex Corp.	1,658	47,634
Gentherm, Inc. (a)	823	32,858
Holley, Inc. (a)	1,305	3,941
LCI Industries	657	67,927
Lear Corp.	300	28,410
Luminar Technologies, Inc. (a)	617	3,319
Modine Manufacturing Co. (a)	1,370	158,824
Patrick Industries, Inc.	858	71,283
Phinia, Inc.	1,105	53,228

See Notes to Schedule of Investments and Notes to Financial Statements.
4	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
QuantumScape Corp. (a)	2,200	$11,418
Solid Power, Inc. (a)	4,732	8,944
Standard Motor Products, Inc.	537	16,636
Stoneridge, Inc. (a)	811	5,085
Visteon Corp. (a)	722	64,056
XPEL, Inc. (a)(d)	658	26,281
		866,901
Automotive Retail - 0.2%
Advance Auto Parts, Inc.	398	18,821
America's Car-Mart, Inc. (a)	177	9,071
Arko Corp.	2,040	13,444
Asbury Automotive Group, Inc. (a)	520	126,376
AutoNation, Inc. (a)	182	30,911
AutoZone, Inc. (a)	111	355,422
Camping World Holdings, Inc., Class A	1,469	30,967
CarMax, Inc. (a)	1,000	81,760
Carvana Co. (a)	700	142,352
EVgo, Inc. (a)	2,568	10,400
Group 1 Automotive, Inc.	351	147,939
Lithia Motors, Inc.	200	71,486
Monro, Inc.	773	19,170
Murphy USA, Inc.	122	61,213
OneWater Marine, Inc., Class A (a)	361	6,274
O'Reilly Automotive, Inc. (a)	377	447,047
Penske Automotive Group, Inc.	170	25,915
RumbleON, Inc., Class B (a)	453	2,460
Sonic Automotive, Inc., Class A	411	26,037
Valvoline, Inc. (a)	600	21,708
		1,648,773
Biotechnology - 1.2%
2seventy bio, Inc. (a)	1,428	4,198
4D Molecular Therapeutics, Inc. (a)	1,539	8,572
89bio, Inc. (a)	2,212	17,298
AbbVie, Inc.	11,567	2,055,456
Absci Corp. (a)	2,200	5,764
ACADIA Pharmaceuticals, Inc. (a)	3,158	57,949
ACELYRIN, Inc. (a)	2,126	6,676
Achieve Life Sciences, Inc. (a)	1,024	3,604
Acrivon Therapeutics, Inc. (a)	376	2,264
Actinium Pharmaceuticals, Inc. (a)	1,134	1,429
	Number of Shares	Fair Value
Acumen Pharmaceuticals, Inc. (a)	1,387	$2,386
ADMA Biologics, Inc. (a)	5,989	102,711
Aduro Biotech, Inc. (a)(e)**	4,580	—
Adverum Biotechnologies, Inc. (a)	518	2,419
Aerovate Therapeutics, Inc. (a)	429	1,137
Agenus, Inc. (a)	613	1,680
Agios Pharmaceuticals, Inc. (a)	1,499	49,257
Akebia Therapeutics, Inc. (a)	5,620	10,678
Akero Therapeutics, Inc. (a)	1,790	49,798
Aldeyra Therapeutics, Inc. (a)	1,318	6,577
Alector, Inc. (a)	2,277	4,304
Alkermes PLC (a)	4,255	122,374
Allogene Therapeutics, Inc. (a)	3,817	8,130
Alnylam Pharmaceuticals, Inc. (a)	781	183,777
Altimmune, Inc. (a)	2,015	14,528
ALX Oncology Holdings, Inc. (a)	812	1,356
Amgen, Inc.	3,443	897,384
Amicus Therapeutics, Inc. (a)	7,775	73,240
AnaptysBio, Inc. (a)	565	7,481
Anavex Life Sciences Corp. (a)	1,922	20,642
Anika Therapeutics, Inc. (a)	391	6,436
Annexon, Inc. (a)	2,846	14,600
Apellis Pharmaceuticals, Inc. (a)	600	19,146
Apogee Therapeutics, Inc. (a)	1,001	45,345
Applied Therapeutics, Inc. (a)	2,772	2,373
Arbutus Biopharma Corp. (a)	4,053	13,253
Arcellx, Inc. (a)	1,146	87,887
Arcturus Therapeutics Holdings, Inc. (a)	574	9,741
Arcus Biosciences, Inc. (a)	1,437	21,397
Arcutis Biotherapeutics, Inc. (a)	2,770	38,586
Ardelyx, Inc. (a)	6,056	30,704
ArriVent Biopharma, Inc. (a)	731	19,474
Arrowhead Pharmaceuticals, Inc. (a)	3,158	59,370
ARS Pharmaceuticals, Inc. (a)	1,403	14,802
Astria Therapeutics, Inc. (a)	1,278	11,425
Atossa Therapeutics, Inc. (a)	3,176	2,998
Aura Biosciences, Inc. (a)	1,304	10,719
Avid Bioservices, Inc. (a)	1,737	21,452
Avidity Biosciences, Inc. (a)	2,910	84,623

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	5

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Avita Medical, Inc. (a)	754	$9,651
Beam Therapeutics, Inc. (a)	2,019	50,071
Bicara Therapeutics, Inc. (a)	510	8,884
BioCryst Pharmaceuticals, Inc. (a)	5,431	40,841
Biogen, Inc. (a)	992	151,697
Biohaven Ltd. (a)	2,269	84,747
BioMarin Pharmaceutical, Inc. (a)	1,089	71,580
Biomea Fusion, Inc. (a)	869	3,372
Black Diamond Therapeutics, Inc. (a)	961	2,057
Bluebird Bio, Inc. (a)	282	2,352
Blueprint Medicines Corp. (a)	1,667	145,396
Bridgebio Pharma, Inc. (a)	3,730	102,351
C4 Therapeutics, Inc. (a)	1,632	5,875
Cabaletta Bio, Inc. (a)	1,422	3,228
Candel Therapeutics, Inc. (a)	482	4,184
Capricor Therapeutics, Inc. (a)	766	10,571
Cardiff Oncology, Inc. (a)	1,295	5,620
CareDx, Inc. (a)	1,319	28,240
Cargo Therapeutics, Inc. (a)	883	12,733
Caribou Biosciences, Inc. (a)	2,303	3,662
Cartesian Therapeutics, Inc. (a)	239	4,280
Catalyst Pharmaceuticals, Inc. (a)	2,957	61,713
Celcuity, Inc. (a)	671	8,783
Celldex Therapeutics, Inc. (a)	1,698	42,908
Century Therapeutics, Inc. (a)	921	930
CervoMed, Inc. (a)	222	519
CG oncology, Inc. (a)	1,249	35,821
Chinook Therapeutics, Inc. (a)	2,824	1,101
Cibus, Inc. (a)	582	1,618
Climb Bio, Inc. (a)	875	1,575
Cogent Biosciences, Inc. (a)	2,379	18,556
Coherus Biosciences, Inc. (a)	2,726	3,762
Compass Therapeutics, Inc. (a)	3,033	4,398
Corbus Pharmaceuticals Holdings, Inc. (a)	291	3,434
Crinetics Pharmaceuticals, Inc. (a)	2,333	119,286
CSL Ltd.	3,125	544,813
Cullinan Therapeutics, Inc. (a)	1,338	16,297
Cytokinetics, Inc. (a)	3,030	142,531
Day One Biopharmaceuticals, Inc. (a)	1,371	17,371
Denali Therapeutics, Inc. (a)	3,300	67,254
Design Therapeutics, Inc. (a)	759	4,683
	Number of Shares	Fair Value
Dianthus Therapeutics, Inc. (a)	632	$13,778
Disc Medicine, Inc. (a)	516	32,714
Dynavax Technologies Corp. (a)	3,466	44,261
Dyne Therapeutics, Inc. (a)	2,131	50,206
Editas Medicine, Inc. (a)	2,530	3,213
Elevation Oncology, Inc. (a)	2,063	1,161
Enanta Pharmaceuticals, Inc. (a)	609	3,502
Entrada Therapeutics, Inc. (a)	690	11,930
Erasca, Inc. (a)	5,278	13,248
Exact Sciences Corp. (a)	1,300	73,047
Exelixis, Inc. (a)	1,800	59,940
Fate Therapeutics, Inc. (a)	2,800	4,620
Fibrobiologics, Inc. (a)	1,018	2,036
Foghorn Therapeutics, Inc. (a)	803	3,790
Galectin Therapeutics, Inc. (a)	922	1,189
Generation Bio Co. (a)	1,471	1,559
Geron Corp. (a)	15,376	54,431
Gilead Sciences, Inc.	8,111	749,213
GRAIL, Inc. (a)	195	3,481
Greenwich Lifesciences, Inc. (a)	244	2,740
Gyre Therapeutics, Inc. (a)	207	2,505
Halozyme Therapeutics, Inc. (a)	3,308	158,155
Heron Therapeutics, Inc. (a)	3,882	5,939
HilleVax, Inc. (a)	1,102	2,281
Humacyte, Inc. (a)	2,614	13,201
Ideaya Biosciences, Inc. (a)	2,198	56,489
IGM Biosciences, Inc. (a)	451	2,756
ImmunityBio, Inc. (a)	4,085	10,458
Immunome, Inc. (a)	1,438	15,272
Immunovant, Inc. (a)	1,527	37,824
Incyte Corp. (a)	1,046	72,247
Inhibrx Biosciences, Inc. (a)	398	6,129
Inmune Bio, Inc. (a)	404	1,887
Inovio Pharmaceuticals, Inc. (a)	677	1,239
Inozyme Pharma, Inc. (a)	1,382	3,828
Insmed, Inc. (a)	4,556	314,546
Intellia Therapeutics, Inc. (a)	2,532	29,523
Invivyd, Inc. (a)	2,358	1,045
Ionis Pharmaceuticals, Inc. (a)	1,100	38,456
Iovance Biotherapeutics, Inc. (a)	7,256	53,694
Ironwood Pharmaceuticals, Inc. (a)	3,621	16,041
iTeos Therapeutics, Inc. (a)	735	5,645

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Janux Therapeutics, Inc. (a)	735	$39,352
Jasper Therapeutics, Inc. (a)	302	6,457
KalVista Pharmaceuticals, Inc. (a)	901	7,631
Keros Therapeutics, Inc. (a)	777	12,300
Kiniksa Pharmaceuticals International PLC (a)	964	19,068
Kodiak Sciences, Inc. (a)	727	7,234
Korro Bio, Inc. (a)	189	7,195
Krystal Biotech, Inc. (a)	657	102,926
Kura Oncology, Inc. (a)	1,895	16,505
Kymera Therapeutics, Inc. (a)	1,175	47,270
Kyverna Therapeutics, Inc. (a)	501	1,874
Larimar Therapeutics, Inc. (a)	1,163	4,501
Legend Biotech Corp. ADR (a)	1,100	35,794
LENZ Therapeutics, Inc.	346	9,989
Lexeo Therapeutics, Inc. (a)	701	4,613
Lexicon Pharmaceuticals, Inc. (a)	2,985	2,204
Lineage Cell Therapeutics, Inc. (a)	5,431	2,729
Lyell Immunopharma, Inc. (a)	5,294	3,388
MacroGenics, Inc. (a)	1,629	5,294
Madrigal Pharmaceuticals, Inc. (a)	465	143,485
MannKind Corp. (a)	6,984	44,907
MeiraGTx Holdings PLC (a)	928	5,652
Mersana Therapeutics, Inc. (a)	3,319	4,746
MiMedx Group, Inc. (a)	3,069	29,524
Mineralys Therapeutics, Inc. (a)	791	9,737
Mirum Pharmaceuticals, Inc. (a)	1,030	42,590
Moderna, Inc. (a)	2,208	91,809
Monte Rosa Therapeutics, Inc. (a)	1,027	7,127
Myriad Genetics, Inc. (a)	2,347	32,177
Natera, Inc. (a)	700	110,810
Neurocrine Biosciences, Inc. (a)	700	95,550
Neurogene, Inc. (a)	289	6,607
Nkarta, Inc. (a)	1,447	3,603
Novavax, Inc. (a)	3,692	29,684
Nurix Therapeutics, Inc. (a)	1,855	34,948
Nuvalent, Inc., Class A (a)	918	71,861
Ocugen, Inc. (a)	7,101	5,716
Olema Pharmaceuticals, Inc. (a)	1,141	6,652
Organogenesis Holdings, Inc. (a)	2,077	6,646
	Number of Shares	Fair Value
ORIC Pharmaceuticals, Inc. (a)	1,627	$13,130
Outlook Therapeutics, Inc. (a)	299	565
Ovid therapeutics, Inc. (a)	2,406	2,246
PepGen, Inc. (a)	389	1,474
Perspective Therapeutics, Inc. (a)	1,608	5,130
Poseida Therapeutics, Inc. (a)	1,814	17,414
Praxis Precision Medicines, Inc. (a)	452	34,786
Precigen, Inc. (a)	3,642	4,079
Prelude Therapeutics, Inc. (a)	429	547
Prime Medicine, Inc. (a)	1,599	4,669
ProKidney Corp. (a)	3,605	6,092
Protagonist Therapeutics, Inc. (a)	1,546	59,676
PTC Therapeutics, Inc. (a)	2,020	91,183
Puma Biotechnology, Inc. (a)	1,048	3,196
Pyxis Oncology, Inc. (a)	1,252	1,953
Q32 Bio, Inc. (a)	199	685
RAPT Therapeutics, Inc. (a)	1,175	1,857
Recursion Pharmaceuticals, Inc., Class A (a)	6,659	45,015
Regeneron Pharmaceuticals, Inc. (a)	678	482,960
REGENXBIO, Inc. (a)	1,320	10,204
Regulus Therapeutics, Inc. (a)	2,477	3,914
Relay Therapeutics, Inc. (a)	2,983	12,290
Renovaro, Inc. (a)	927	775
Replimune Group, Inc. (a)	1,566	18,964
REVOLUTION Medicines, Inc. (a)	4,440	194,206
Rhythm Pharmaceuticals, Inc. (a)	1,452	81,283
Rigel Pharmaceuticals, Inc. (a)	491	8,259
Rocket Pharmaceuticals, Inc. (a)	1,739	21,859
Roivant Sciences Ltd. (a)	2,500	29,575
Sage Therapeutics, Inc. (a)	1,598	8,677
Sana Biotechnology, Inc. (a)	3,950	6,438
Sarepta Therapeutics, Inc. (a)	600	72,954
Savara, Inc. (a)	3,431	10,533
Scholar Rock Holding Corp. (a)	2,048	88,515
Sera Prognostics, Inc., Class A (a)	728	5,926
Shattuck Labs, Inc. (a)	976	1,181
Skye Bioscience, Inc. (a)	673	1,905
Soleno Therapeutics, Inc. (a)	605	27,195
Solid Biosciences, Inc. (a)	576	2,304

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	7

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
SpringWorks Therapeutics, Inc. (a)	1,816	$65,612
Spyre Therapeutics, Inc. (a)	906	21,092
Stoke Therapeutics, Inc. (a)	1,015	11,195
Summit Therapeutics, Inc. (a)	2,306	41,151
Sutro Biopharma, Inc. (a)	2,601	4,786
Syndax Pharmaceuticals, Inc. (a)	2,162	28,582
Tango Therapeutics, Inc. (a)	1,484	4,586
Taysha Gene Therapies, Inc. (a)	4,292	7,425
Tenaya Therapeutics, Inc. (a)	1,931	2,761
Tevogen Bio Holdings, Inc. (a)	907	934
TG Therapeutics, Inc. (a)	3,689	111,039
Tourmaline Bio, Inc. (a)	646	13,101
Travere Therapeutics, Inc. (a)	1,930	33,621
TScan Therapeutics, Inc. (a)	1,030	3,131
Twist Bioscience Corp. (a)	1,522	70,727
Tyra Biosciences, Inc. (a)	564	7,840
Ultragenyx Pharmaceutical, Inc. (a)	700	29,449
United Therapeutics Corp. (a)	311	109,733
Upstream Bio, Inc. (a)	460	7,562
UroGen Pharma Ltd. (a)	1,044	11,119
Vanda Pharmaceuticals, Inc. (a)	1,652	7,913
Vaxcyte, Inc. (a)	3,281	268,583
Vera Therapeutics, Inc. (a)	1,172	49,564
Veracyte, Inc. (a)	2,035	80,586
Verastem, Inc. (a)	1,102	5,697
Vericel Corp. (a)	1,282	70,395
Vertex Pharmaceuticals, Inc. (a)	1,688	679,758
Verve Therapeutics, Inc. (a)	2,017	11,376
Viking Therapeutics, Inc. (a)	700	28,168
Vir Biotechnology, Inc. (a)	2,316	16,999
Viridian Therapeutics, Inc. (a)	1,931	37,017
Voyager Therapeutics, Inc. (a)	1,279	7,252
Werewolf Therapeutics, Inc. (a)	1,319	1,952
X4 Pharmaceuticals, Inc. (a)	5,092	3,735
XBiotech, Inc. (a)	612	2,417
Xencor, Inc. (a)	1,779	40,881
XOMA Royalty Corp. (a)	239	6,281
Y-mAbs Therapeutics, Inc. (a)	931	7,290
Zenas Biopharma, Inc. (a)	406	3,325
Zentalis Pharmaceuticals, Inc. (a)	1,765	5,348
Zymeworks, Inc. (a)	1,441	21,096
		12,510,212
	Number of Shares	Fair Value
Brewers - 0.0%*
Boston Beer Co., Inc., Class A (a)	14	$4,200
Molson Coors Beverage Co., Class B	1,000	57,320
		61,520
Broadcasting - 0.0%*
AMC Networks, Inc., Class A (a)	930	9,207
EW Scripps Co., Class A (a)	1,732	3,828
Fox Corp., Class A	1,600	77,728
Fox Corp., Class B	700	32,018
Gray Television, Inc.	2,647	8,338
iHeartMedia, Inc., Class A (a)	2,448	4,847
Nexstar Media Group, Inc.	224	35,385
Paramount Global, Class B	4,304	45,020
Sinclair, Inc.	809	13,057
TEGNA, Inc.	4,375	80,019
Townsquare Media, Inc., Class A	445	4,045
		313,492
Broadline Retail - 1.3%
1stdibs.com, Inc. (a)	606	2,145
Amazon.com, Inc. (a)	61,263	13,440,490
eBay, Inc.	3,248	201,214
Etsy, Inc. (a)	891	47,125
Groupon, Inc. (a)	617	7,496
Kohl's Corp.	500	7,020
Macy's, Inc.	2,000	33,860
Nordstrom, Inc.	700	16,905
Ollie's Bargain Outlet Holdings, Inc. (a)	400	43,892
Savers Value Village, Inc. (a)	696	7,134
		13,807,281
Building Products - 0.3%
A.O. Smith Corp.	606	41,335
AAON, Inc.	400	47,072
Advanced Drainage Systems, Inc.	500	57,800
Allegion PLC	556	72,658
American Woodmark Corp. (a)	409	32,528
Apogee Enterprises, Inc.	576	41,132
Armstrong World Industries, Inc.	300	42,399
AZEK Co., Inc. (a)	1,000	47,470
AZZ, Inc.	776	63,570
Builders FirstSource, Inc. (a)	800	114,344

See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Caesarstone Ltd. (a)	615	$2,614
Carlisle Cos., Inc.	315	116,185
Carrier Global Corp.	5,492	374,884
CSW Industrials, Inc.	439	154,879
Fortune Brands Innovations, Inc.	735	50,223
Gibraltar Industries, Inc. (a)	808	47,591
Griffon Corp.	995	70,914
Hayward Holdings, Inc. (a)	500	7,645
Insteel Industries, Inc.	474	12,803
Janus International Group, Inc. (a)	3,678	27,033
JELD-WEN Holding, Inc. (a)	2,232	18,280
Johnson Controls International PLC	4,395	346,897
Lennox International, Inc.	194	118,204
Masco Corp.	1,500	108,855
Masterbrand, Inc. (a)	3,344	48,856
Owens Corning	567	96,571
Quanex Building Products Corp.	1,159	28,094
Resideo Technologies, Inc. (a)	3,859	88,950
Simpson Manufacturing Co., Inc.	300	49,749
Tecnoglass, Inc.	591	46,878
Trane Technologies PLC	1,513	558,826
Trex Co., Inc. (a)	796	54,948
UFP Industries, Inc.	1,607	181,029
Zurn Elkay Water Solutions Corp.	3,819	142,449
		3,313,665
Cable & Satellite - 0.1%
Cable One, Inc.	149	53,956
Charter Communications, Inc., Class A (a)	623	213,546
Comcast Corp., Class A	24,853	932,733
EchoStar Corp., Class A (a)	3,226	73,875
Liberty Broadband Corp., Class C (a)	800	59,808
Sirius XM Holdings, Inc.	1,383	31,532
WideOpenWest, Inc. (a)	1,461	7,247
		1,372,697
Cargo Ground Transportation - 0.1%
ArcBest Corp.	623	58,138
Covenant Logistics Group, Inc.	202	11,011
Heartland Express, Inc.	1,183	13,273
	Number of Shares	Fair Value
JB Hunt Transport Services, Inc.	554	$94,546
Knight-Swift Transportation Holdings, Inc.	1,122	59,511
Landstar System, Inc.	244	41,934
Marten Transport Ltd.	1,511	23,587
Old Dominion Freight Line, Inc.	1,268	223,675
PAMT Corp. (a)	196	3,210
Proficient Auto Logistics, Inc. (a)	450	3,632
RXO, Inc. (a)	4,214	100,462
Ryder System, Inc.	294	46,117
Saia, Inc. (a)	176	80,208
U-Haul Holding Co.	647	41,440
Universal Logistics Holdings, Inc.	204	9,372
Werner Enterprises, Inc.	1,631	58,586
XPO, Inc. (a)	800	104,920
		973,622
Casinos & Gaming - 0.1%
Accel Entertainment, Inc. (a)	1,313	14,023
Bally's Corp. (a)	633	11,324
Boyd Gaming Corp.	400	29,016
Caesars Entertainment, Inc. (a)	1,559	52,102
Churchill Downs, Inc.	500	66,770
DraftKings, Inc., Class A (a)	3,100	115,320
Everi Holdings, Inc. (a)	2,055	27,763
Full House Resorts, Inc. (a)	841	3,431
Golden Entertainment, Inc.	515	16,274
Inspired Entertainment, Inc. (a)	630	5,701
International Game Technology PLC	3,007	53,104
Las Vegas Sands Corp.	2,459	126,294
Light & Wonder, Inc. (a)	600	51,828
MGM Resorts International (a)	1,700	58,905
Monarch Casino & Resort, Inc.	334	26,353
Penn Entertainment, Inc. (a)	700	13,874
PlayAGS, Inc. (a)	1,141	13,156
Red Rock Resorts, Inc., Class A	1,301	60,158
Rush Street Interactive, Inc. (a)	1,966	26,974
Wynn Resorts Ltd.	570	49,111
		821,481

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	9

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Coal & Consumable Fuels - 0.0%*
Centrus Energy Corp., Class A (a)	369	$24,579
CONSOL Energy, Inc.	777	82,890
Energy Fuels, Inc. (a)	4,825	24,752
Hallador Energy Co. (a)	660	7,557
NACCO Industries, Inc., Class A	108	3,221
Peabody Energy Corp.	3,356	70,275
Uranium Energy Corp. (a)	10,568	70,700
Ur-Energy, Inc. (a)	10,086	11,599
		295,573
Commercial & Residential Mortgage Finance - 0.1%
Enact Holdings, Inc.	760	24,609
Essent Group Ltd.	2,758	150,145
Federal Agricultural Mortgage Corp., Class C	241	47,465
Merchants Bancorp	510	18,600
MGIC Investment Corp.	1,700	40,307
Mr. Cooper Group, Inc. (a)	1,667	160,049
NMI Holdings, Inc. (a)	2,078	76,387
Onity Group, Inc. (a)	166	5,098
PennyMac Financial Services, Inc.	708	72,315
Radian Group, Inc.	4,015	127,356
Rocket Cos., Inc., Class A (a)	500	5,630
Velocity Financial, Inc. (a)	230	4,499
Walker & Dunlop, Inc.	853	82,920
Waterstone Financial, Inc.	480	6,451
		821,831
Commercial Printing - 0.0%*
Deluxe Corp.	1,151	26,001
Ennis, Inc.	709	14,953
Quad/Graphics, Inc.	845	5,890
		46,844
Commodity Chemicals - 0.1%
AdvanSix, Inc.	719	20,484
Cabot Corp.	1,417	129,386
Core Molding Technologies, Inc. (a)	197	3,258
Dow, Inc.	4,786	192,062
Hawkins, Inc.	511	62,684
Koppers Holdings, Inc.	526	17,043
Kronos Worldwide, Inc.	650	6,338
LyondellBasell Industries NV, Class A	1,734	128,784
	Number of Shares	Fair Value
Mativ Holdings, Inc.	1,426	$15,544
Olin Corp.	990	33,462
PureCycle Technologies, Inc. (a)	3,237	33,179
Tronox Holdings PLC	3,110	31,318
Westlake Corp.	200	22,930
		696,472
Communications Equipment - 0.3%
ADTRAN Holdings, Inc. (a)	2,009	16,735
Applied Optoelectronics, Inc. (a)	1,031	38,003
Arista Networks, Inc. (a)	6,756	746,741
Aviat Networks, Inc. (a)	345	6,248
Calix, Inc. (a)	1,549	54,014
Ciena Corp. (a)	879	74,548
Cisco Systems, Inc.	26,416	1,563,827
Clearfield, Inc. (a)	359	11,129
CommScope Holding Co., Inc. (a)	5,479	28,545
Digi International, Inc. (a)	929	28,084
Extreme Networks, Inc. (a)	3,314	55,476
F5, Inc. (a)	400	100,588
Harmonic, Inc. (a)	2,892	38,261
Infinera Corp. (a)	5,839	38,362
Juniper Networks, Inc.	2,255	84,450
Lumentum Holdings, Inc. (a)	400	33,580
Motorola Solutions, Inc.	1,047	483,955
NETGEAR, Inc. (a)	786	21,906
NetScout Systems, Inc. (a)	1,816	39,334
Ribbon Communications, Inc. (a)	2,757	11,469
Viasat, Inc. (a)	3,222	27,419
Viavi Solutions, Inc. (a)	5,816	58,742
		3,561,416
Computer & Electronics Retail - 0.0%*
Best Buy Co., Inc.	1,438	123,380
GameStop Corp., Class A (a)	2,200	68,948
		192,328
Construction & Engineering - 0.2%
AECOM	800	85,456
Ameresco, Inc., Class A (a)	834	19,582
API Group Corp. (a)	1,400	50,358
Arcosa, Inc.	1,286	124,408
Argan, Inc.	326	44,675
Bowman Consulting Group Ltd. (a)	369	9,206

See Notes to Schedule of Investments and Notes to Financial Statements.
10	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Centuri Holdings, Inc. (a)	407	$7,859
Comfort Systems USA, Inc.	241	102,198
Concrete Pumping Holdings, Inc. (a)	590	3,929
Construction Partners, Inc., Class A (a)	1,134	100,314
Dycom Industries, Inc. (a)	753	131,067
EMCOR Group, Inc.	294	133,447
Everus Construction Group, Inc. (a)	375	24,656
Ferrovial SE	3,132	131,673
Fluor Corp. (a)	4,535	223,666
Granite Construction, Inc.	1,170	102,621
Great Lakes Dredge & Dock Corp. (a)	1,702	19,216
IES Holdings, Inc. (a)	217	43,608
Limbach Holdings, Inc. (a)	264	22,583
MasTec, Inc. (a)	400	54,456
Matrix Service Co. (a)	714	8,547
MYR Group, Inc. (a)	423	62,930
Northwest Pipe Co. (a)	244	11,775
Orion Group Holdings, Inc. (a)	926	6,788
Primoris Services Corp.	1,412	107,877
Quanta Services, Inc.	938	296,455
Southland Holdings, Inc. (a)	505	1,641
Sterling Infrastructure, Inc. (a)	788	132,739
Tutor Perini Corp. (a)	1,132	27,394
Valmont Industries, Inc.	139	42,627
WillScot Holdings Corp. (a)	1,400	46,830
		2,180,581
Construction Machinery & Heavy Transportation Equipment - 0.3%
Allison Transmission Holdings, Inc.	600	64,836
Astec Industries, Inc.	590	19,824
Atmus Filtration Technologies, Inc.	2,223	87,097
Blue Bird Corp. (a)	841	32,488
Caterpillar, Inc.	3,145	1,140,880
Commercial Vehicle Group, Inc. (a)	1,297	3,216
Cummins, Inc.	857	298,750
Douglas Dynamics, Inc.	576	13,611
Federal Signal Corp.	1,594	147,270
Greenbrier Cos., Inc.	809	49,341
Hyliion Holdings Corp. (a)	3,686	9,620
Manitowoc Co., Inc. (a)	911	8,317
Miller Industries, Inc.	287	18,758
Oshkosh Corp.	300	28,521
	Number of Shares	Fair Value
PACCAR, Inc.	3,305	$343,786
REV Group, Inc.	1,348	42,961
Shyft Group, Inc.	893	10,484
Terex Corp.	1,768	81,717
Trinity Industries, Inc.	2,166	76,027
Twin Disc, Inc.	273	3,208
Wabash National Corp.	1,128	19,323
Westinghouse Air Brake Technologies Corp.	1,141	216,322
		2,716,357
Construction Materials - 0.2%
CRH PLC	4,500	416,340
Eagle Materials, Inc.	200	49,352
Holcim AG	3,359	323,885
James Hardie Industries PLC CDI (a)	2,851	88,383
Knife River Corp. (a)	1,506	153,070
Martin Marietta Materials, Inc.	406	209,699
Smith-Midland Corp. (a)	110	4,891
Summit Materials, Inc., Class A (a)	3,211	162,477
U.S. Lime & Minerals, Inc.	276	36,636
Vulcan Materials Co.	831	213,758
		1,658,491
Consumer Electronics - 0.0%*
Garmin Ltd.	984	202,960
GoPro, Inc., Class A (a)	3,593	3,916
Sonos, Inc. (a)	3,242	48,760
		255,636
Consumer Finance - 0.3%
Ally Financial, Inc.	1,527	54,987
American Express Co.	3,657	1,085,361
Atlanticus Holdings Corp. (a)	134	7,474
Bread Financial Holdings, Inc.	1,317	80,416
Capital One Financial Corp.	2,510	447,583
Consumer Portfolio Services, Inc. (a)	167	1,814
Credit Acceptance Corp. (a)	39	18,309
Dave, Inc. (a)	218	18,949
Discover Financial Services	1,675	290,160
Encore Capital Group, Inc. (a)	611	29,187
Enova International, Inc. (a)	674	64,623
FirstCash Holdings, Inc.	1,023	105,983
Green Dot Corp., Class A (a)	1,512	16,088
LendingClub Corp. (a)	2,872	46,498
LendingTree, Inc. (a)	284	11,005

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	11

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Medallion Financial Corp.	468	$4,395
Moneylion, Inc. (a)	239	20,556
Navient Corp.	2,062	27,404
Nelnet, Inc., Class A	373	39,840
NerdWallet, Inc., Class A (a)	1,005	13,366
OneMain Holdings, Inc.	600	31,278
OppFi, Inc.	510	3,907
PRA Group, Inc. (a)	1,004	20,974
PROG Holdings, Inc.	1,095	46,275
Regional Management Corp.	226	7,679
SLM Corp.	1,200	33,096
SoFi Technologies, Inc. (a)	6,800	104,720
Synchrony Financial	2,542	165,230
Upstart Holdings, Inc. (a)	2,042	125,726
World Acceptance Corp. (a)	101	11,356
		2,934,239
Consumer Staples Merchandise Retail - 0.6%
BJ's Wholesale Club Holdings, Inc. (a)	800	71,480
Costco Wholesale Corp.	2,887	2,645,272
Dollar General Corp.	1,537	116,535
Dollar Tree, Inc. (a)	1,326	99,370
PriceSmart, Inc.	662	61,017
Target Corp.	2,974	402,025
Walmart, Inc.	28,275	2,554,646
		5,950,345
Copper - 0.0%*
Freeport-McMoRan, Inc.	9,198	350,260
Data Center REITs - 0.1%
Digital Realty Trust, Inc.	2,171	384,983
Equinix, Inc.	638	601,564
		986,547
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	747	168,889
Concentrix Corp.	452	19,558
Conduent, Inc. (a)	4,178	16,879
CSG Systems International, Inc.	778	39,763
ExlService Holdings, Inc. (a)	4,171	185,109
Genpact Ltd.	1,200	51,540
IBEX Holdings Ltd. (a)	222	4,771
Maximus, Inc.	1,589	118,619
SS&C Technologies Holdings, Inc.	1,400	106,092
	Number of Shares	Fair Value
TTEC Holdings, Inc.	439	$2,191
Verra Mobility Corp. (a)	4,355	105,304
		818,715
Distillers & Vintners - 0.0%*
Brown-Forman Corp., Class A	200	7,538
Brown-Forman Corp., Class B	1,135	43,107
Constellation Brands, Inc., Class A	1,008	222,768
MGP Ingredients, Inc.	361	14,213
		287,626
Distributors - 0.0%*
A-Mark Precious Metals, Inc.	505	13,837
Genuine Parts Co.	900	105,084
LKQ Corp.	1,446	53,140
Pool Corp.	253	86,258
Weyco Group, Inc.	160	6,008
		264,327
Diversified Banks - 1.0%
Bank of America Corp.	43,481	1,910,990
Citigroup, Inc.	12,410	873,540
Comerica, Inc.	964	59,623
Fifth Third Bancorp	4,633	195,883
First Citizens BancShares, Inc., Class A	81	171,154
JPMorgan Chase & Co.	18,353	4,399,398
KeyCorp	5,851	100,286
PNC Financial Services Group, Inc.	2,615	504,303
U.S. Bancorp	10,100	483,083
Wells Fargo & Co.	21,791	1,530,600
		10,228,860
Diversified Capital Markets - 0.0%*
Forge Global Holdings, Inc. (a)	3,177	2,957
Diversified Chemicals - 0.0%*
Chemours Co.	1,400	23,660
Huntsman Corp.	1,211	21,834
LSB Industries, Inc. (a)	1,335	10,133
		55,627
Diversified Financial Services - 0.1%
Alerus Financial Corp.	654	12,583
Apollo Global Management, Inc.	3,454	570,463
Corebridge Financial, Inc.	1,751	52,407

See Notes to Schedule of Investments and Notes to Financial Statements.
12	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Equitable Holdings, Inc.	2,100	$99,057
Jackson Financial, Inc., Class A	1,982	172,593
NewtekOne, Inc.	704	8,990
Voya Financial, Inc.	700	48,181
		964,274
Diversified Metals & Mining - 0.0%*
Compass Minerals International, Inc.	864	9,720
Contango ORE, Inc. (a)	349	3,497
Ferroglobe PLC (a)(e)**	1,316	—
Ivanhoe Electric, Inc. (a)	2,164	16,338
Materion Corp.	544	53,791
MP Materials Corp. (a)	800	12,480
Piedmont Lithium, Inc. (a)	521	4,553
		100,379
Diversified Real Estate Activities - 0.0%*
RMR Group, Inc., Class A	468	9,660
St. Joe Co.	950	42,683
Tejon Ranch Co. (a)	635	10,097
		62,440
Diversified REITs - 0.1%
Alexander & Baldwin, Inc.	1,908	33,848
Alpine Income Property Trust, Inc.	359	6,028
American Assets Trust, Inc.	1,254	32,930
Armada Hoffler Properties, Inc.	2,083	21,309
Broadstone Net Lease, Inc.	5,001	79,316
CTO Realty Growth, Inc.	650	12,812
Empire State Realty Trust, Inc., Class A	3,514	36,265
Essential Properties Realty Trust, Inc.	4,651	145,483
Gladstone Commercial Corp.	1,027	16,678
Global Net Lease, Inc.	5,270	38,471
NexPoint Diversified Real Estate Trust	943	5,752
One Liberty Properties, Inc.	397	10,814
WP Carey, Inc.	1,331	72,513
		512,219
Diversified Support Services - 0.1%
ACV Auctions, Inc., Class A (a)	3,921	84,694
Bridger Aerospace Group Holdings, Inc. (a)	509	1,084
	Number of Shares	Fair Value
Cintas Corp.	2,252	$411,440
Copart, Inc. (a)	5,696	326,893
Driven Brands Holdings, Inc. (a)	1,556	25,114
Healthcare Services Group, Inc. (a)	1,905	22,127
Liquidity Services, Inc. (a)	567	18,308
Matthews International Corp., Class A	763	21,120
OPENLANE, Inc. (a)	2,833	56,207
UniFirst Corp.	399	68,265
Vestis Corp.	550	8,382
Viad Corp. (a)	530	22,530
VSE Corp.	465	44,222
		1,110,386
Drug Retail - 0.0%*
Guardian Pharmacy Services, Inc., Class A (a)	227	4,599
Walgreens Boots Alliance, Inc.	5,287	49,328
		53,927
Education Services - 0.1%
Adtalem Global Education, Inc. (a)	994	90,305
American Public Education, Inc. (a)	419	9,038
Bright Horizons Family Solutions, Inc. (a)	391	43,342
Chegg, Inc. (a)	2,651	4,268
Coursera, Inc. (a)	3,575	30,388
Duolingo, Inc. (a)	200	64,846
Graham Holdings Co., Class B	84	73,241
Grand Canyon Education, Inc. (a)	200	32,760
KinderCare Learning Cos., Inc. (a)	736	13,101
Laureate Education, Inc. (a)	3,442	62,954
Lincoln Educational Services Corp. (a)	690	10,916
Nerdy, Inc. (a)	2,003	3,245
Perdoceo Education Corp.	1,722	45,581
Strategic Education, Inc.	586	54,744
Stride, Inc. (a)	1,127	117,129
Udemy, Inc. (a)	2,405	19,793
Universal Technical Institute, Inc. (a)	1,019	26,199
		701,850

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	13

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Electric Utilities - 0.5%
ALLETE, Inc.	1,542	$99,922
Alliant Energy Corp.	1,656	97,936
American Electric Power Co., Inc.	3,488	321,698
Constellation Energy Corp.	2,107	471,357
Duke Energy Corp.	5,088	548,181
Edison International	2,511	200,478
Entergy Corp.	2,768	209,870
Evergy, Inc.	1,387	85,370
Eversource Energy	2,214	127,150
Exelon Corp.	6,388	240,444
FirstEnergy Corp.	3,628	144,322
Genie Energy Ltd., Class B	372	5,799
Hawaiian Electric Industries, Inc. (a)	4,353	42,355
IDACORP, Inc.	300	32,784
MGE Energy, Inc.	968	90,953
NextEra Energy, Inc.	13,357	957,563
NRG Energy, Inc.	1,261	113,767
OGE Energy Corp.	1,550	63,938
Otter Tail Corp.	1,097	81,003
PG&E Corp.	13,900	280,502
Pinnacle West Capital Corp.	684	57,983
Portland General Electric Co.	2,691	117,381
PPL Corp.	4,900	159,054
Southern Co.	7,207	593,280
TXNM Energy, Inc.	2,383	117,172
Xcel Energy, Inc.	3,873	261,505
		5,521,767
Electrical Components & Equipment - 0.4%
Acuity Brands, Inc.	200	58,426
Allient, Inc.	395	9,591
American Superconductor Corp. (a)	914	22,512
AMETEK, Inc.	1,527	275,257
Array Technologies, Inc. (a)	4,035	24,371
Atkore, Inc.	947	79,027
Blink Charging Co. (a)	2,861	3,977
ChargePoint Holdings, Inc. (a)	11,595	12,407
Eaton Corp. PLC	2,618	868,836
Emerson Electric Co.	3,729	462,135
EnerSys	1,062	98,161
Enovix Corp. (a)	4,024	43,741
Fluence Energy, Inc. (a)	1,592	25,281
FuelCell Energy, Inc. (a)	465	4,204
Generac Holdings, Inc. (a)	398	61,710
GrafTech International Ltd. (a)	6,547	11,326
	Number of Shares	Fair Value
Hubbell, Inc.	359	$150,381
LSI Industries, Inc.	757	14,701
NEXTracker, Inc., Class A (a)	3,823	139,654
nVent Electric PLC	1,000	68,160
Plug Power, Inc. (a)	21,072	44,883
Powell Industries, Inc.	248	54,969
Preformed Line Products Co.	73	9,329
Regal Rexnord Corp.	467	72,446
Rockwell Automation, Inc.	722	206,340
Schneider Electric SE	3,532	881,064
Sensata Technologies Holding PLC	1,000	27,400
SES AI Corp. (a)	3,153	6,905
Shoals Technologies Group, Inc., Class A (a)	4,453	24,625
Stem, Inc. (a)	5,829	3,515
Sunrun, Inc. (a)	5,770	53,372
Thermon Group Holdings, Inc. (a)	866	24,915
Ultralife Corp. (a)	299	2,227
Vertiv Holdings Co., Class A	2,293	260,508
Vicor Corp. (a)	597	28,847
		4,135,203
Electronic Components - 0.1%
Amphenol Corp., Class A	7,698	534,626
Bel Fuse, Inc., Class A	44	3,964
Bel Fuse, Inc., Class B	273	22,514
Belden, Inc.	1,074	120,943
Coherent Corp. (a)	773	73,226
Corning, Inc.	4,917	233,656
Knowles Corp. (a)	2,286	45,560
Lightwave Logic, Inc. (a)	3,611	7,583
Littelfuse, Inc.	100	23,565
Rogers Corp. (a)	495	50,297
Vishay Intertechnology, Inc.	3,334	56,478
		1,172,412
Electronic Equipment & Instruments - 0.2%
908 Devices, Inc. (a)	943	2,075
Advanced Energy Industries, Inc.	989	114,358
Aeva Technologies, Inc. (a)	630	2,992
Arlo Technologies, Inc. (a)	2,478	27,729
Badger Meter, Inc.	780	165,454
Cognex Corp.	1,300	46,618
Crane NXT Co.	300	17,466
Daktronics, Inc. (a)	938	15,815

See Notes to Schedule of Investments and Notes to Financial Statements.
14	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Evolv Technologies Holdings, Inc. (a)	3,678	$14,528
FARO Technologies, Inc. (a)	532	13,492
Itron, Inc. (a)	1,194	129,645
Keysight Technologies, Inc. (a)	1,173	188,419
MicroVision, Inc. (a)	6,767	8,865
Mirion Technologies, Inc. (a)	5,293	92,363
Napco Security Technologies, Inc.	922	32,786
nLight, Inc. (a)	1,350	14,161
Novanta, Inc. (a)	951	145,284
OSI Systems, Inc. (a)	419	70,153
Ouster, Inc. (a)	1,229	15,018
PAR Technology Corp. (a)	889	64,604
Powerfleet, Inc. NJ (a)	2,385	15,884
SmartRent, Inc. (a)	5,783	10,120
Teledyne Technologies, Inc. (a)	325	150,842
Trimble, Inc. (a)	1,532	108,251
Vishay Precision Group, Inc. (a)	317	7,440
Vontier Corp.	1,199	43,728
Zebra Technologies Corp., Class A (a)	359	138,653
		1,656,743
Electronic Manufacturing Services - 0.1%
Benchmark Electronics, Inc.	939	42,631
CTS Corp.	792	41,762
IPG Photonics Corp. (a)	300	21,816
Jabil, Inc.	714	102,744
Kimball Electronics, Inc. (a)	647	12,118
Methode Electronics, Inc.	1,034	12,191
Plexus Corp. (a)	708	110,788
Sanmina Corp. (a)	1,427	107,981
TTM Technologies, Inc. (a)	2,669	66,058
		518,089
Environmental & Facilities Services - 0.2%
ABM Industries, Inc.	1,678	85,880
Aris Water Solutions, Inc., Class A	753	18,034
BrightView Holdings, Inc. (a)	1,514	24,209
Casella Waste Systems, Inc., Class A (a)	1,638	173,317
CECO Environmental Corp. (a)	773	23,368
Clean Harbors, Inc. (a)	300	69,042
Enviri Corp. (a)	2,013	15,500
	Number of Shares	Fair Value
GFL Environmental, Inc.	1,507	$67,145
LanzaTech Global, Inc. (a)	3,324	4,554
Montrose Environmental Group, Inc. (a)	840	15,582
Perma-Fix Environmental Services, Inc. (a)	498	5,513
Quest Resource Holding Corp. (a)	513	3,335
Republic Services, Inc.	1,290	259,522
Rollins, Inc.	1,878	87,045
Tetra Tech, Inc.	1,600	63,744
Veralto Corp.	1,570	159,905
Waste Management, Inc.	2,609	526,470
		1,602,165
Fertilizers & Agricultural Chemicals - 0.0%*
American Vanguard Corp.	730	3,380
CF Industries Holdings, Inc.	1,282	109,380
Corteva, Inc.	4,502	256,434
FMC Corp.	934	45,402
Intrepid Potash, Inc. (a)	294	6,445
Mosaic Co.	1,747	42,941
Scotts Miracle-Gro Co.	262	17,381
		481,363
Financial Exchanges & Data - 0.4%
Cboe Global Markets, Inc.	652	127,401
CME Group, Inc.	2,322	539,238
Coinbase Global, Inc., Class A (a)	1,300	322,790
Donnelley Financial Solutions, Inc. (a)	678	42,531
FactSet Research Systems, Inc.	258	123,912
Intercontinental Exchange, Inc.	3,663	545,824
MarketAxess Holdings, Inc.	222	50,181
MarketWise, Inc.	991	562
Moody's Corp.	996	471,477
Morningstar, Inc.	200	67,352
MSCI, Inc.	499	299,405
Nasdaq, Inc.	2,638	203,944
Open Lending Corp. (a)	2,600	15,522
S&P Global, Inc.	2,039	1,015,483
Tradeweb Markets, Inc., Class A	773	101,201
Value Line, Inc.	20	1,056
		3,927,879

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	15

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Food Distributors - 0.1%
Andersons, Inc.	857	$34,725
Chefs' Warehouse, Inc. (a)	918	45,276
HF Foods Group, Inc. (a)	1,048	3,364
Performance Food Group Co. (a)	1,100	93,005
SpartanNash Co.	859	15,737
Sysco Corp.	3,218	246,048
U.S. Foods Holding Corp. (a)	1,400	94,444
United Natural Foods, Inc. (a)	1,535	41,921
		574,520
Food Retail - 0.1%
Albertsons Cos., Inc., Class A	3,100	60,884
Casey's General Stores, Inc.	278	110,152
Grocery Outlet Holding Corp. (a)	900	14,049
Ingles Markets, Inc., Class A	377	24,294
Kroger Co.	4,239	259,215
Maplebear, Inc. (a)	1,200	49,704
Natural Grocers by Vitamin Cottage, Inc.	270	10,724
Sprouts Farmers Market, Inc. (a)	2,662	338,260
Village Super Market, Inc., Class A	235	7,494
Weis Markets, Inc.	430	29,120
		903,896
Footwear - 0.1%
Crocs, Inc. (a)	400	43,812
Deckers Outdoor Corp. (a)	940	190,905
NIKE, Inc., Class B	7,771	588,031
Rocky Brands, Inc.	215	4,902
Skechers USA, Inc., Class A (a)	700	47,068
Steven Madden Ltd.	1,922	81,723
Wolverine World Wide, Inc.	2,088	46,354
		1,002,795
Forest Products - 0.0%*
Louisiana-Pacific Corp.	500	51,775
Gas Utilities - 0.1%
Atmos Energy Corp.	1,034	144,005
Chesapeake Utilities Corp.	585	70,990
MDU Resources Group, Inc.	1,500	27,030
National Fuel Gas Co.	600	36,408
New Jersey Resources Corp.	2,602	121,383
Northwest Natural Holding Co.	996	39,402
	Number of Shares	Fair Value
ONE Gas, Inc.	1,496	$103,598
RGC Resources, Inc.	210	4,212
Southwest Gas Holdings, Inc.	1,613	114,055
Spire, Inc.	1,508	102,288
UGI Corp.	1,300	36,699
		800,070
Gold - 0.0%*
Coeur Mining, Inc. (a)	10,446	59,751
Dakota Gold Corp. (a)	1,635	3,597
Newmont Corp.	7,417	276,061
Perpetua Resources Corp. (a)	964	10,286
Royal Gold, Inc.	463	61,046
		410,741
Health Care REITs - 0.1%
Alexandria Real Estate Equities, Inc.	1,192	116,280
American Healthcare REIT, Inc.	4,018	114,191
CareTrust REIT, Inc.	4,907	132,734
Community Healthcare Trust, Inc.	718	13,793
Diversified Healthcare Trust	6,320	14,536
Global Medical REIT, Inc.	1,537	11,866
Healthcare Realty Trust, Inc.	2,600	44,070
Healthpeak Properties, Inc.	4,436	89,918
LTC Properties, Inc.	1,129	39,007
Medical Properties Trust, Inc.	3,500	13,825
National Health Investors, Inc.	1,110	76,923
Omega Healthcare Investors, Inc.	1,836	69,493
Sabra Health Care REIT, Inc.	6,150	106,518
Strawberry Fields REIT, Inc.	242	2,551
Universal Health Realty Income Trust	326	12,130
Ventas, Inc.	2,723	160,357
Welltower, Inc.	4,114	518,487
		1,536,679
Healthcare Distributors - 0.1%
AdaptHealth Corp. (a)	2,648	25,209
Cardinal Health, Inc.	1,545	182,727
Cencora, Inc.	1,108	248,946
Henry Schein, Inc. (a)	772	53,422
McKesson Corp.	847	482,714
Owens & Minor, Inc. (a)	1,959	25,604
Patterson Cos., Inc.	2,070	63,880
		1,082,502

See Notes to Schedule of Investments and Notes to Financial Statements.
16	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Healthcare Equipment - 0.8%
Abbott Laboratories	11,270	$1,274,750
Accuray, Inc. (a)	2,707	5,360
Alphatec Holdings, Inc. (a)	2,665	24,465
AngioDynamics, Inc. (a)	1,110	10,168
Artivion, Inc. (a)	1,035	29,591
AtriCure, Inc. (a)	1,246	38,078
Axogen, Inc. (a)	1,078	17,765
Baxter International, Inc.	3,117	90,892
Becton Dickinson & Co.	1,845	418,575
Boston Scientific Corp. (a)	9,629	860,062
Ceribell, Inc. (a)	325	8,411
CONMED Corp.	815	55,778
CVRx, Inc. (a)	306	3,877
Dexcom, Inc. (a)	2,700	209,979
Edwards Lifesciences Corp. (a)	3,771	279,167
Enovis Corp. (a)	333	14,612
Envista Holdings Corp. (a)	1,100	21,219
Fractyl Health, Inc. (a)	1,015	2,091
GE HealthCare Technologies, Inc.	3,049	238,371
Glaukos Corp. (a)	1,298	194,622
Globus Medical, Inc., Class A (a)	800	66,168
Hologic, Inc. (a)	1,500	108,135
IDEXX Laboratories, Inc. (a)	569	235,247
Inari Medical, Inc. (a)	1,401	71,521
Inmode Ltd. (a)	1,901	31,747
Inogen, Inc. (a)	686	6,291
Inspire Medical Systems, Inc. (a)	165	30,588
Insulet Corp. (a)	468	122,181
Integer Holdings Corp. (a)	883	117,015
Integra LifeSciences Holdings Corp. (a)	1,779	40,348
Intuitive Surgical, Inc. (a)	2,302	1,201,552
iRadimed Corp.	202	11,110
iRhythm Technologies, Inc. (a)	827	74,570
LeMaitre Vascular, Inc.	535	49,295
LivaNova PLC (a)	1,444	66,872
Masimo Corp. (a)	276	45,623
Medtronic PLC	8,301	663,084
NeuroPace, Inc. (a)	451	5,047
Nevro Corp. (a)	1,101	4,096
Novocure Ltd. (a)	2,814	83,857
Omnicell, Inc. (a)	1,205	53,647
Orchestra BioMed Holdings, Inc. (a)	748	2,992
Orthofix Medical, Inc. (a)	856	14,946
	Number of Shares	Fair Value
Paragon 28, Inc. (a)	1,179	$12,179
Penumbra, Inc. (a)	200	47,496
PROCEPT BioRobotics Corp. (a)	1,177	94,772
Pulmonx Corp. (a)	1,136	7,713
Pulse Biosciences, Inc. (a)	484	8,426
QuidelOrtho Corp. (a)	600	26,730
ResMed, Inc.	959	219,314
Semler Scientific, Inc. (a)	131	7,074
SI-BONE, Inc. (a)	1,088	15,254
Sight Sciences, Inc. (a)	1,094	3,982
Stereotaxis, Inc. (a)	1,813	4,134
STERIS PLC	660	135,669
Stryker Corp.	2,403	865,200
Surmodics, Inc. (a)	348	13,781
Tactile Systems Technology, Inc. (a)	625	10,706
Tandem Diabetes Care, Inc. (a)	1,707	61,486
Teleflex, Inc.	310	55,174
TransMedics Group, Inc. (a)	850	52,997
Treace Medical Concepts, Inc. (a)	1,398	10,401
Varex Imaging Corp. (a)	984	14,356
Zimmer Biomet Holdings, Inc.	1,406	148,516
Zimvie, Inc. (a)	790	11,020
Zynex, Inc. (a)	411	3,292
		8,733,437
Healthcare Facilities - 0.1%
Acadia Healthcare Co., Inc. (a)	700	27,755
Ardent Health Partners, Inc. (a)	360	6,149
Brookdale Senior Living, Inc. (a)	4,961	24,954
Community Health Systems, Inc. (a)	3,185	9,523
Concentra Group Holdings Parent, Inc.	2,909	57,540
Encompass Health Corp.	600	55,410
Ensign Group, Inc.	1,473	195,703
HCA Healthcare, Inc.	1,263	379,089
Joint Corp. (a)	324	3,444
National HealthCare Corp.	328	35,280
PACS Group, Inc. (a)	1,021	13,385
Select Medical Holdings Corp.	2,876	54,213
Sonida Senior Living, Inc. (a)	113	2,608
Surgery Partners, Inc. (a)	2,029	42,954
Tenet Healthcare Corp. (a)	600	75,738

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	17

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
U.S. Physical Therapy, Inc.	392	$34,774
Universal Health Services, Inc., Class B	420	75,356
		1,093,875
Healthcare Services - 0.2%
Accolade, Inc. (a)	2,163	7,397
Addus HomeCare Corp. (a)	460	57,661
agilon health, Inc. (a)	8,744	16,614
AirSculpt Technologies, Inc. (a)	496	2,574
Amedisys, Inc. (a)	300	27,237
AMN Healthcare Services, Inc. (a)	986	23,585
Astrana Health, Inc. (a)	1,136	35,818
Aveanna Healthcare Holdings, Inc. (a)	1,405	6,421
BrightSpring Health Services, Inc. (a)	1,401	23,859
Castle Biosciences, Inc. (a)	665	17,722
Chemed Corp.	95	50,331
Cigna Group	1,770	488,768
CorVel Corp. (a)	705	78,438
Cross Country Healthcare, Inc. (a)	812	14,746
CVS Health Corp.	8,189	367,604
DaVita, Inc. (a)	387	57,876
DocGo, Inc. (a)	2,525	10,706
Enhabit, Inc. (a)	1,240	9,684
Fulgent Genetics, Inc. (a)	608	11,230
GeneDx Holdings Corp. (a)	351	26,978
Guardant Health, Inc. (a)	3,123	95,408
Hims & Hers Health, Inc. (a)	5,033	121,698
InfuSystem Holdings, Inc. (a)	591	4,994
Innovage Holding Corp. (a)	473	1,859
Labcorp Holdings, Inc.	587	134,611
LifeStance Health Group, Inc. (a)	3,625	26,716
ModivCare, Inc. (a)	374	4,428
National Research Corp.	446	7,867
NeoGenomics, Inc. (a)	3,363	55,422
OPKO Health, Inc. (a)	8,215	12,076
Option Care Health, Inc. (a)	4,555	105,676
Pediatrix Medical Group, Inc. (a)	2,208	28,969
Pennant Group, Inc. (a)	809	21,455
Performant Healthcare, Inc. (a)	1,920	5,798
Premier, Inc., Class A	600	12,720
Privia Health Group, Inc. (a)	2,694	52,668
	Number of Shares	Fair Value
Quest Diagnostics, Inc.	729	$109,977
Quipt Home Medical Corp. (a)	1,002	3,056
RadNet, Inc. (a)	1,752	122,360
Talkspace, Inc. (a)	3,063	9,465
Viemed Healthcare, Inc. (a)	1,002	8,036
		2,280,508
Healthcare Supplies - 0.1%
Alcon AG	3,273	277,908
Align Technology, Inc. (a)	459	95,706
Avanos Medical, Inc. (a)	1,177	18,738
Bioventus, Inc., Class A (a)	941	9,880
Cerus Corp. (a)	5,555	8,555
Cooper Cos., Inc. (a)	1,220	112,155
Dentsply Sirona, Inc.	1,367	25,946
Embecta Corp.	1,501	30,996
Haemonetics Corp. (a)	1,334	104,159
ICU Medical, Inc. (a)	569	88,292
Lantheus Holdings, Inc. (a)	1,826	163,354
Merit Medical Systems, Inc. (a)	1,517	146,724
Neogen Corp. (a)	5,788	70,266
OraSure Technologies, Inc. (a)	2,196	7,927
OrthoPediatrics Corp. (a)	490	11,358
RxSight, Inc. (a)	943	32,420
Sanara Medtech, Inc. (a)	119	3,951
Solventum Corp. (a)	748	49,413
STAAR Surgical Co. (a)	1,298	31,528
UFP Technologies, Inc. (a)	192	46,946
Utah Medical Products, Inc.	99	6,085
		1,342,307
Healthcare Technology - 0.1%
Certara, Inc. (a)	1,400	14,910
Definitive Healthcare Corp. (a)	1,406	5,779
Doximity, Inc., Class A (a)	800	42,712
Evolent Health, Inc., Class A (a)	3,036	34,155
Health Catalyst, Inc. (a)	1,686	11,920
HealthStream, Inc.	684	21,751
LifeMD, Inc. (a)	1,054	5,217
OptimizeRx Corp. (a)	625	3,037
Phreesia, Inc. (a)	1,444	36,331
Schrodinger, Inc. (a)	1,447	27,913
Simulations Plus, Inc.	398	11,100
Teladoc Health, Inc. (a)	4,474	40,669
Veeva Systems, Inc., Class A (a)	979	205,835

See Notes to Schedule of Investments and Notes to Financial Statements.
18	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Waystar Holding Corp. (a)	1,130	$41,471
		502,800
Heavy Electrical Equipment - 0.1%
Bloom Energy Corp., Class A (a)	5,271	117,069
Energy Vault Holdings, Inc. (a)	2,378	5,422
GE Vernova, Inc.	1,737	571,351
NANO Nuclear Energy, Inc. (a)	167	4,158
Net Power, Inc. (a)	492	5,210
NuScale Power Corp. (a)	2,085	37,384
TPI Composites, Inc. (a)	1,371	2,591
		743,185
Home Building - 0.2%
Beazer Homes USA, Inc. (a)	772	21,199
Cavco Industries, Inc. (a)	219	97,724
Century Communities, Inc.	739	54,213
Champion Homes, Inc. (a)	1,422	125,278
DR Horton, Inc.	1,940	271,251
Dream Finders Homes, Inc., Class A (a)	723	16,824
Green Brick Partners, Inc. (a)	821	46,378
Hovnanian Enterprises, Inc., Class A (a)	129	17,263
Installed Building Products, Inc.	635	111,284
KB Home	1,718	112,907
Landsea Homes Corp. (a)	506	4,296
Legacy Housing Corp. (a)	335	8,268
Lennar Corp., Class A	1,605	218,874
LGI Homes, Inc. (a)	551	49,259
M/I Homes, Inc. (a)	708	94,129
Meritage Homes Corp.	953	146,591
NVR, Inc. (a)	18	147,220
PulteGroup, Inc.	1,318	143,530
Taylor Morrison Home Corp. (a)	2,715	166,185
Toll Brothers, Inc.	715	90,054
TopBuild Corp. (a)	244	75,967
Tri Pointe Homes, Inc. (a)	2,448	88,765
United Homes Group, Inc. (a)	215	909
		2,108,368
Home Furnishing Retail - 0.0%*
Arhaus, Inc.	1,477	13,884
Beyond, Inc. (a)	1,371	6,759
Haverty Furniture Cos., Inc.	388	8,637
	Number of Shares	Fair Value
RH (a)	70	$27,551
Sleep Number Corp. (a)	536	8,168
Wayfair, Inc., Class A (a)	600	26,592
Williams-Sonoma, Inc.	810	149,996
		241,587
Home Furnishings - 0.0%*
Ethan Allen Interiors, Inc.	584	16,416
Flexsteel Industries, Inc.	123	6,684
Hooker Furnishings Corp.	291	4,077
La-Z-Boy, Inc.	1,113	48,494
Leggett & Platt, Inc.	700	6,720
Lovesac Co. (a)	358	8,470
Mohawk Industries, Inc. (a)	400	47,652
Purple Innovation, Inc. (a)	2,199	1,715
Tempur Sealy International, Inc.	1,200	68,028
		208,256
Home Improvement Retail - 0.3%
Floor & Decor Holdings, Inc., Class A (a)	600	59,820
GrowGeneration Corp. (a)	1,354	2,288
Home Depot, Inc.	6,462	2,513,653
Lowe's Cos., Inc.	3,723	918,837
Tile Shop Holdings, Inc. (a)	823	5,703
		3,500,301
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT, Inc.	6,049	92,852
Braemar Hotels & Resorts, Inc.	1,929	5,787
Chatham Lodging Trust	1,205	10,785
DiamondRock Hospitality Co.	5,544	50,062
Host Hotels & Resorts, Inc.	4,646	81,398
Park Hotels & Resorts, Inc.	1,200	16,884
Pebblebrook Hotel Trust	3,133	42,452
RLJ Lodging Trust	3,997	40,810
Ryman Hospitality Properties, Inc.	1,556	162,353
Service Properties Trust	4,644	11,796
Summit Hotel Properties, Inc.	2,688	18,413
Sunstone Hotel Investors, Inc.	5,369	63,569
Xenia Hotels & Resorts, Inc.	2,676	39,765
		636,926
Hotels, Resorts & Cruise Lines - 0.3%
Airbnb, Inc., Class A (a)	2,800	367,948
Booking Holdings, Inc.	222	1,102,989

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	19

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Carnival Corp. (a)	6,449	$160,709
Choice Hotels International, Inc.	200	28,396
Expedia Group, Inc. (a)	778	144,965
Global Business Travel Group I (a)	3,268	30,327
Hilton Grand Vacations, Inc. (a)	1,889	73,576
Hilton Worldwide Holdings, Inc.	1,636	404,354
Hyatt Hotels Corp., Class A	300	47,094
Lindblad Expeditions Holdings, Inc. (a)	952	11,291
Marriott International, Inc., Class A	1,503	419,247
Marriott Vacations Worldwide Corp.	155	13,919
Norwegian Cruise Line Holdings Ltd. (a)	2,500	64,325
Royal Caribbean Cruises Ltd.	1,500	346,035
Sabre Corp. (a)	9,848	35,945
Target Hospitality Corp. (a)	947	9,153
Travel & Leisure Co.	500	25,225
Vacasa, Inc., Class A (a)	484	2,372
Wyndham Hotels & Resorts, Inc.	400	40,316
		3,328,186
Household Appliances - 0.0%*
Cricut, Inc., Class A	1,371	7,815
Hamilton Beach Brands Holding Co., Class A	226	3,803
Helen of Troy Ltd. (a)	598	35,778
iRobot Corp. (a)	856	6,634
SharkNinja, Inc. (a)	400	38,944
Traeger, Inc. (a)	767	1,833
Whirlpool Corp.	358	40,984
Worthington Enterprises, Inc.	824	33,051
		168,842
Household Products - 0.4%
Central Garden & Pet Co. (a)	254	9,855
Central Garden & Pet Co., Class A (a)	1,372	45,345
Church & Dwight Co., Inc.	1,528	159,997
Clorox Co.	847	137,561
Colgate-Palmolive Co.	5,295	481,368
Energizer Holdings, Inc.	1,900	66,291
Kimberly-Clark Corp.	2,198	288,026
Oil-Dri Corp. of America	129	11,306
	Number of Shares	Fair Value
Procter & Gamble Co.	15,394	$2,580,804
Reynolds Consumer Products, Inc.	200	5,398
Spectrum Brands Holdings, Inc.	200	16,898
WD-40 Co.	362	87,850
		3,890,699
Housewares & Specialties - 0.0%*
Lifetime Brands, Inc.	509	3,008
Newell Brands, Inc.	1,870	18,625
		21,633
Human Resource & Employment Services - 0.2%
Alight, Inc., Class A	11,240	77,781
Asure Software, Inc. (a)	684	6,436
Automatic Data Processing, Inc.	2,729	798,860
Barrett Business Services, Inc.	667	28,974
Dayforce, Inc. (a)	1,105	80,267
DLH Holdings Corp. (a)	280	2,248
First Advantage Corp. (a)	1,535	28,751
Heidrick & Struggles International, Inc.	532	23,573
HireQuest, Inc.	187	2,648
Insperity, Inc.	951	73,712
Kelly Services, Inc., Class A	774	10,790
Kforce, Inc.	487	27,613
Korn Ferry	1,379	93,014
ManpowerGroup, Inc.	279	16,104
Paychex, Inc.	2,128	298,388
Paycom Software, Inc.	335	68,665
Paycor HCM, Inc. (a)	100	1,857
Paylocity Holding Corp. (a)	300	59,841
Robert Half, Inc.	775	54,607
TriNet Group, Inc.	847	76,882
TrueBlue, Inc. (a)	925	7,770
Upwork, Inc. (a)	3,283	53,677
		1,892,458
Independent Power Producers & Energy Traders - 0.0%*
AES Corp.	4,900	63,063
Vistra Corp.	2,300	317,101
		380,164
Industrial Conglomerates - 0.1%
3M Co.	3,592	463,691
Honeywell International, Inc.	4,254	960,936
		1,424,627

See Notes to Schedule of Investments and Notes to Financial Statements.
20	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Industrial Gases - 0.2%
Air Products & Chemicals, Inc.	1,406	$407,796
Linde PLC	3,131	1,310,856
		1,718,652
Industrial Machinery & Supplies & Components - 0.5%
374Water, Inc. (a)	2,496	1,704
3D Systems Corp. (a)	3,192	10,470
Albany International Corp., Class A	825	65,975
Barnes Group, Inc.	1,225	57,894
Chart Industries, Inc. (a)	1,141	217,748
Columbus McKinnon Corp.	738	27,483
Crane Co.	300	45,525
Donaldson Co., Inc.	800	53,880
Dover Corp.	874	163,962
Eastern Co.	129	3,424
Energy Recovery, Inc. (a)	1,480	21,756
Enerpac Tool Group Corp.	1,439	59,129
Enpro, Inc.	555	95,710
Esab Corp.	433	51,934
ESCO Technologies, Inc.	687	91,515
Flowserve Corp.	800	46,016
Fortive Corp.	2,350	176,250
Franklin Electric Co., Inc.	1,205	117,427
Gates Industrial Corp. PLC (a)	1,500	30,855
Gencor Industries, Inc. (a)	296	5,224
Gorman-Rupp Co.	542	20,553
Graco, Inc.	1,039	87,577
Graham Corp. (a)	282	12,541
Helios Technologies, Inc.	874	39,015
Hillenbrand, Inc.	1,854	57,066
Hillman Solutions Corp. (a)	5,187	50,521
Hyster-Yale, Inc.	292	14,872
IDEX Corp.	457	95,646
Illinois Tool Works, Inc.	1,902	482,271
Ingersoll Rand, Inc.	2,621	237,096
ITT, Inc.	600	85,728
John Bean Technologies Corp.	1,243	157,985
Kadant, Inc.	312	107,637
Kennametal, Inc.	2,093	50,274
L.B. Foster Co., Class A (a)	233	6,268
Lincoln Electric Holdings, Inc.	400	74,988
Mayville Engineering Co., Inc. (a)	342	5,376
Middleby Corp. (a)	310	41,990
Mueller Industries, Inc.	2,968	235,541
	Number of Shares	Fair Value
Mueller Water Products, Inc., Class A	4,126	$92,835
NN, Inc. (a)	1,161	3,796
Nordson Corp.	335	70,095
Omega Flex, Inc.	90	3,777
Otis Worldwide Corp.	2,604	241,156
Parker-Hannifin Corp.	835	531,085
Park-Ohio Holdings Corp.	250	6,568
Pentair PLC	1,000	100,640
Proto Labs, Inc. (a)	666	26,034
RBC Bearings, Inc. (a)	200	59,828
Snap-on, Inc.	325	110,331
SPX Technologies, Inc. (a)	1,195	173,896
Standex International Corp.	307	57,406
Stanley Black & Decker, Inc.	1,087	87,275
Taylor Devices, Inc. (a)	58	2,414
Tennant Co.	499	40,683
Timken Co.	500	35,685
Watts Water Technologies, Inc., Class A	726	147,596
Xylem, Inc.	1,543	179,019
		5,176,945
Industrial REITs - 0.1%
Americold Realty Trust, Inc.	2,000	42,800
EastGroup Properties, Inc.	300	48,147
First Industrial Realty Trust, Inc.	1,000	50,130
Industrial Logistics Properties Trust	1,806	6,592
Innovative Industrial Properties, Inc.	747	49,780
Lineage, Inc.	500	29,285
LXP Industrial Trust	7,694	62,475
Plymouth Industrial REIT, Inc.	1,029	18,316
Prologis, Inc.	5,953	629,232
Rexford Industrial Realty, Inc.	1,548	59,846
STAG Industrial, Inc.	1,200	40,584
Terreno Realty Corp.	2,533	149,802
		1,186,989
Insurance Brokers - 0.2%
Aon PLC, Class A	1,243	446,436
Arthur J Gallagher & Co.	1,607	456,147
Baldwin Insurance Group, Inc. (a)	1,745	67,636
Brown & Brown, Inc.	1,500	153,030
Crawford & Co., Class A	375	4,335
GoHealth, Inc., Class A (a)	137	1,835

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	21

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Goosehead Insurance, Inc., Class A (a)	595	$63,796
Hippo Holdings, Inc. (a)	555	14,857
Marsh & McLennan Cos., Inc.	3,227	685,447
Ryan Specialty Holdings, Inc.	700	44,912
Selectquote, Inc. (a)	3,589	13,351
Willis Towers Watson PLC	624	195,462
		2,147,244
Integrated Oil & Gas - 0.6%
BP PLC	104,351	513,608
Chevron Corp.	11,271	1,632,492
Exxon Mobil Corp.	29,308	3,152,661
Occidental Petroleum Corp.	4,239	209,449
Shell PLC	40,087	1,243,075
		6,751,285
Integrated Telecommunication Services - 0.2%
AT&T, Inc.	46,740	1,064,270
ATN International, Inc.	310	5,211
Frontier Communications Parent, Inc. (a)	1,772	61,488
IDT Corp., Class B	397	18,866
Shenandoah Telecommunications Co.	1,243	15,674
Verizon Communications, Inc.	27,372	1,094,606
		2,260,115
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc.	1,761	257,634
Golden Matrix Group, Inc. (a)	916	1,814
Playstudios, Inc. (a)	2,171	4,038
ROBLOX Corp., Class A (a)	3,427	198,286
Take-Two Interactive Software, Inc. (a)	1,083	199,359
		661,131
Interactive Media & Services - 2.1%
Alphabet, Inc., Class A	38,375	7,264,387
Alphabet, Inc., Class C	31,666	6,030,473
Bumble, Inc., Class A (a)	2,539	20,667
Cargurus, Inc. (a)	2,292	83,750
Cars.com, Inc. (a)	1,721	29,825
EverQuote, Inc., Class A (a)	722	14,433
fuboTV, Inc. (a)	8,652	10,901
Getty Images Holdings, Inc. (a)	2,781	6,007
IAC, Inc. (a)	600	25,884
Match Group, Inc. (a)	1,563	51,126
	Number of Shares	Fair Value
MediaAlpha, Inc., Class A (a)	888	$10,026
Meta Platforms, Inc., Class A	14,270	8,355,228
Nextdoor Holdings, Inc. (a)	4,964	11,765
Outbrain, Inc. (a)	1,092	7,841
Pinterest, Inc., Class A (a)	3,997	115,913
QuinStreet, Inc. (a)	1,375	31,721
Shutterstock, Inc.	645	19,576
System1, Inc. (a)	863	775
TripAdvisor, Inc. (a)	700	10,339
TrueCar, Inc. (a)	2,581	9,627
Trump Media & Technology Group Corp. (a)	500	17,050
Vimeo, Inc. (a)	3,852	24,653
Yelp, Inc. (a)	1,733	67,067
Ziff Davis, Inc. (a)	1,166	63,360
ZipRecruiter, Inc., Class A (a)	2,066	14,958
ZoomInfo Technologies, Inc. (a)	2,000	21,020
		22,318,372
Internet Services & Infrastructure - 0.1%
Akamai Technologies, Inc. (a)	1,014	96,989
Applied Digital Corp. (a)	5,066	38,704
Backblaze, Inc., Class A (a)	1,055	6,351
BigCommerce Holdings, Inc. (a)	1,886	11,542
Cloudflare, Inc., Class A (a)	1,885	202,977
Core Scientific, Inc. (a)	4,726	66,400
Couchbase, Inc. (a)	1,126	17,554
DigitalOcean Holdings, Inc. (a)	1,736	59,146
Fastly, Inc., Class A (a)	3,338	31,511
GoDaddy, Inc., Class A (a)	900	177,633
MongoDB, Inc. (a)	437	101,738
Okta, Inc. (a)	1,061	83,607
Rackspace Technology, Inc. (a)	1,848	4,084
Snowflake, Inc., Class A (a)	2,008	310,055
Tucows, Inc., Class A (a)	223	3,822
Twilio, Inc., Class A (a)	1,047	113,160
VeriSign, Inc. (a)	507	104,929
		1,430,202
Investment Banking & Brokerage - 0.4%
B Riley Financial, Inc.	645	2,961
BGC Group, Inc., Class A	9,677	87,674
Charles Schwab Corp.	9,681	716,491
Evercore, Inc., Class A	266	73,732
Goldman Sachs Group, Inc.	2,002	1,146,385
Houlihan Lokey, Inc.	300	52,098

See Notes to Schedule of Investments and Notes to Financial Statements.
22	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Interactive Brokers Group, Inc., Class A	700	$123,669
Jefferies Financial Group, Inc.	1,109	86,946
Lazard, Inc.	600	30,888
LPL Financial Holdings, Inc.	503	164,234
Moelis & Co., Class A	1,873	138,377
Morgan Stanley	7,580	952,958
Perella Weinberg Partners	1,375	32,780
Piper Sandler Cos.	460	137,977
PJT Partners, Inc., Class A	616	97,211
Raymond James Financial, Inc.	1,192	185,153
Robinhood Markets, Inc., Class A (a)	4,261	158,765
Stifel Financial Corp.	700	74,256
StoneX Group, Inc. (a)	725	71,028
Virtu Financial, Inc., Class A	500	17,840
		4,351,423
IT Consulting & Other Services - 0.2%
Amdocs Ltd.	867	73,816
ASGN, Inc. (a)	1,141	95,091
BigBear.ai Holdings, Inc. (a)	2,499	11,121
Cognizant Technology Solutions Corp., Class A	3,202	246,234
DXC Technology Co. (a)	1,200	23,976
EPAM Systems, Inc. (a)	398	93,060
Gartner, Inc. (a)	491	237,875
Globant SA (a)	300	64,326
Grid Dynamics Holdings, Inc. (a)	1,488	33,093
Hackett Group, Inc.	652	20,029
Information Services Group, Inc.	1,048	3,500
International Business Machines Corp.	6,031	1,325,795
Kyndryl Holdings, Inc. (a)	1,259	43,561
Unisys Corp. (a)	1,650	10,445
		2,281,922
Leisure Facilities - 0.0%*
Dave & Buster's Entertainment, Inc. (a)	846	24,695
Life Time Group Holdings, Inc. (a)	1,562	34,552
Planet Fitness, Inc., Class A (a)	600	59,322
Six Flags Entertainment Corp.	2,465	118,788
United Parks & Resorts, Inc. (a)	863	48,492
	Number of Shares	Fair Value
Vail Resorts, Inc.	200	$37,490
Xponential Fitness, Inc., Class A (a)	667	8,971
		332,310
Leisure Products - 0.0%*
Acushnet Holdings Corp.	765	54,376
AMMO, Inc. (a)	2,501	2,751
Brunswick Corp.	500	32,340
Clarus Corp.	748	3,373
Escalade, Inc.	242	3,456
Funko, Inc., Class A (a)	766	10,257
Hasbro, Inc.	1,000	55,910
JAKKS Pacific, Inc. (a)	205	5,771
Johnson Outdoors, Inc., Class A	133	4,389
Latham Group, Inc. (a)	1,087	7,566
Malibu Boats, Inc., Class A (a)	517	19,434
Marine Products Corp.	321	2,944
MasterCraft Boat Holdings, Inc. (a)	433	8,257
Mattel, Inc. (a)	1,759	31,187
Peloton Interactive, Inc., Class A (a)	9,057	78,796
Polaris, Inc.	400	23,048
Revelyst, Inc. (a)	1,542	29,653
Smith & Wesson Brands, Inc.	1,161	11,732
Solo Brands, Inc., Class A (a)	1,145	1,305
Sturm Ruger & Co., Inc.	417	14,749
Topgolf Callaway Brands Corp. (a)	3,713	29,184
YETI Holdings, Inc. (a)	500	19,255
		449,733
Life & Health Insurance - 0.2%
Aflac, Inc.	3,655	378,073
Brighthouse Financial, Inc. (a)	270	12,971
CNO Financial Group, Inc.	2,798	104,114
F&G Annuities & Life, Inc.	491	20,347
Genworth Financial, Inc. (a)	11,407	79,735
Globe Life, Inc.	500	55,760
Lincoln National Corp.	1,286	40,779
MetLife, Inc.	3,853	315,484
Oscar Health, Inc., Class A (a)	5,269	70,815
Primerica, Inc.	200	54,284
Principal Financial Group, Inc.	1,500	116,115
Prudential Financial, Inc.	2,302	272,856
Unum Group	1,100	80,333
		1,601,666

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	23

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Life Sciences Tools & Services - 0.4%
10X Genomics, Inc., Class A (a)	800	$11,488
Adaptive Biotechnologies Corp. (a)	2,968	17,793
Agilent Technologies, Inc.	1,906	256,052
Akoya Biosciences, Inc. (a)	916	2,098
Avantor, Inc. (a)	4,093	86,239
Azenta, Inc. (a)	400	20,000
BioLife Solutions, Inc. (a)	935	24,273
Bio-Rad Laboratories, Inc., Class A (a)	61	20,039
Bio-Techne Corp.	962	69,293
Bruker Corp.	761	44,610
Charles River Laboratories International, Inc. (a)	328	60,549
ChromaDex Corp. (a)	1,238	6,568
Codexis, Inc. (a)	2,035	9,707
CryoPort, Inc. (a)	1,149	8,939
Cytek Biosciences, Inc. (a)	3,137	20,359
Danaher Corp.	4,211	966,635
Fortrea Holdings, Inc. (a)	587	10,947
Harvard Bioscience, Inc. (a)	984	2,076
Illumina, Inc. (a)	1,072	143,251
IQVIA Holdings, Inc. (a)	1,119	219,895
Lifecore Biomedical, Inc. (a)	672	4,993
Maravai LifeSciences Holdings, Inc., Class A (a)	2,803	15,276
MaxCyte, Inc. (a)	2,964	12,330
Medpace Holdings, Inc. (a)	113	37,542
Mesa Laboratories, Inc.	144	18,989
Mettler-Toledo International, Inc. (a)	144	176,210
Nautilus Biotechnology, Inc. (a)	1,137	1,910
OmniAb, Inc. (a)(f)	2,439	8,634
OmniAb, Inc. (a)(e)(f)**	394	—
Pacific Biosciences of California, Inc. (a)	7,707	14,104
Qiagen NV (a)	3,088	137,916
Quanterix Corp. (a)	949	10,088
Quantum-Si, Inc. (a)	2,978	8,041
Repligen Corp. (a)	406	58,440
Revvity, Inc.	860	95,985
Sotera Health Co. (a)	1,300	17,784
Standard BioTools, Inc. (a)	7,794	13,639
Thermo Fisher Scientific, Inc.	2,483	1,291,731
Waters Corp. (a)	352	130,585
	Number of Shares	Fair Value
West Pharmaceutical Services, Inc.	415	$135,937
		4,190,945
Managed Healthcare - 0.4%
Alignment Healthcare, Inc. (a)	2,619	29,464
Centene Corp. (a)	3,326	201,489
Elevance Health, Inc.	1,508	556,301
HealthEquity, Inc. (a)	2,248	215,696
Humana, Inc.	777	197,133
Molina Healthcare, Inc. (a)	339	98,666
Progyny, Inc. (a)	2,096	36,156
UnitedHealth Group, Inc.	5,989	3,029,595
		4,364,500
Marine Transportation - 0.0%*
Genco Shipping & Trading Ltd.	1,187	16,547
Kirby Corp. (a)	400	42,320
Matson, Inc.	865	116,636
Pangaea Logistics Solutions Ltd.	1,050	5,628
		181,131
Metal, Glass & Plastic Containers - 0.0%*
AptarGroup, Inc.	464	72,895
Ardagh Metal Packaging SA	4,113	12,380
Ball Corp.	2,092	115,332
Berry Global Group, Inc.	618	39,966
Crown Holdings, Inc.	747	61,770
Greif, Inc., Class A	656	40,095
Greif, Inc., Class B	118	8,006
Myers Industries, Inc.	970	10,709
O-I Glass, Inc. (a)	4,085	44,281
Silgan Holdings, Inc.	523	27,222
TriMas Corp.	1,058	26,016
		458,672
Mortgage REITs - 0.1%
Advanced Flower Capital, Inc.	431	3,590
AG Mortgage Investment Trust, Inc.	755	5,021
AGNC Investment Corp.	4,789	44,107
Angel Oak Mortgage REIT, Inc.	437	4,055
Annaly Capital Management, Inc.	3,775	69,082
Apollo Commercial Real Estate Finance, Inc.	3,729	32,293

See Notes to Schedule of Investments and Notes to Financial Statements.
24	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Arbor Realty Trust, Inc.	4,876	$67,533
ARES Commercial Real Estate Corp.	1,530	9,012
ARMOUR Residential REIT, Inc.	1,482	27,951
Blackstone Mortgage Trust, Inc., Class A	4,603	80,138
BrightSpire Capital, Inc.	3,332	18,792
Chicago Atlantic Real Estate Finance, Inc.	502	7,741
Chimera Investment Corp.	2,103	29,442
Claros Mortgage Trust, Inc.	2,504	11,318
Dynex Capital, Inc.	1,927	24,377
Ellington Financial, Inc.	2,146	26,010
Franklin BSP Realty Trust, Inc.	2,138	26,811
Granite Point Mortgage Trust, Inc.	1,381	3,853
Invesco Mortgage Capital, Inc.	1,500	12,075
KKR Real Estate Finance Trust, Inc.	1,507	15,221
Ladder Capital Corp.	2,971	33,245
MFA Financial, Inc.	2,671	27,217
New York Mortgage Trust, Inc.	2,302	13,950
Nexpoint Real Estate Finance, Inc.	283	4,440
Orchid Island Capital, Inc.	2,129	16,564
PennyMac Mortgage Investment Trust	2,267	28,542
Ready Capital Corp.	4,204	28,671
Redwood Trust, Inc.	3,479	22,718
Rithm Capital Corp.	3,000	32,490
Seven Hills Realty Trust	326	4,264
Starwood Property Trust, Inc.	2,000	37,900
Sunrise Realty Trust, Inc.	168	2,365
TPG RE Finance Trust, Inc.	1,645	13,982
Two Harbors Investment Corp.	2,712	32,083
		816,853
Motorcycle Manufacturers - 0.0%*
Harley-Davidson, Inc.	900	27,117
Livewire Group, Inc. (a)	432	2,078
		29,195
Movies & Entertainment - 0.5%
AMC Entertainment Holdings, Inc., Class A (a)	8,880	35,342
Atlanta Braves Holdings, Inc., Class A (a)	270	11,016
	Number of Shares	Fair Value
Atlanta Braves Holdings, Inc., Class C (a)	1,323	$50,618
Cinemark Holdings, Inc. (a)	2,928	90,709
Eventbrite, Inc., Class A (a)	2,370	7,963
IMAX Corp. (a)	1,115	28,544
Liberty Media Corp.-Liberty Formula One, Class A (a)	300	25,212
Liberty Media Corp.-Liberty Formula One, Class C (a)	1,299	120,365
Liberty Media Corp.-Liberty Live, Class C (a)	473	32,192
Lions Gate Entertainment Corp., Class A (a)	1,500	12,810
Lions Gate Entertainment Corp., Class B (a)	3,224	24,341
Live Nation Entertainment, Inc. (a)	1,028	133,126
LiveOne, Inc. (a)	2,779	4,085
Madison Square Garden Entertainment Corp. (a)	1,026	36,526
Madison Square Garden Sports Corp. (a)	100	22,568
Marcus Corp.	604	12,986
Netflix, Inc. (a)	2,786	2,483,218
Reservoir Media, Inc. (a)	480	4,344
Roku, Inc. (a)	884	65,717
Sphere Entertainment Co. (a)	693	27,942
Spotify Technology SA (a)	1,995	892,523
TKO Group Holdings, Inc. (a)	551	78,303
Vivid Seats, Inc., Class A (a)	2,289	10,598
Walt Disney Co.	11,933	1,328,740
Warner Bros Discovery, Inc. (a)	16,546	174,891
		5,714,679
Multi-Family Residential REITs - 0.1%
Apartment Investment & Management Co., Class A (a)	3,715	33,769
AvalonBay Communities, Inc.	905	199,073
BRT Apartments Corp.	323	5,824
Camden Property Trust	738	85,638
Centerspace	396	26,195
Clipper Realty, Inc.	311	1,424
Elme Communities	2,310	35,274
Equity Residential	2,412	173,085
Essex Property Trust, Inc.	404	115,318
Independence Realty Trust, Inc.	5,985	118,742
Mid-America Apartment Communities, Inc.	724	111,909

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	25

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
NexPoint Residential Trust, Inc.	588	$24,549
UDR, Inc.	2,047	88,860
Veris Residential, Inc.	2,057	34,208
		1,053,868
Multi-Line Insurance - 0.0%*
American International Group, Inc.	4,175	303,940
Horace Mann Educators Corp.	1,081	42,408
		346,348
Multi-Sector Holdings - 0.5%
Berkshire Hathaway, Inc., Class B (a)	11,992	5,435,734
Cannae Holdings, Inc.	1,470	29,194
Compass Diversified Holdings	1,749	40,367
		5,505,295
Multi-Utilities - 0.2%
Ameren Corp.	1,751	156,084
Avista Corp.	2,074	75,971
Black Hills Corp.	1,822	106,623
CenterPoint Energy, Inc.	4,237	134,440
CMS Energy Corp.	2,000	133,300
Consolidated Edison, Inc.	2,339	208,709
Dominion Energy, Inc.	5,442	293,106
DTE Energy Co.	1,284	155,043
NiSource, Inc.	3,113	114,434
Northwestern Energy Group, Inc.	1,635	87,407
Public Service Enterprise Group, Inc.	3,299	278,733
Sempra	4,078	357,722
Unitil Corp.	422	22,868
WEC Energy Group, Inc.	1,974	185,635
		2,310,075
Office REITs - 0.1%
Brandywine Realty Trust	4,478	25,077
BXP, Inc.	1,100	81,796
City Office REIT, Inc.	1,117	6,166
COPT Defense Properties	2,987	92,448
Cousins Properties, Inc.	900	27,576
Douglas Emmett, Inc.	4,279	79,418
Easterly Government Properties, Inc.	2,539	28,843
Franklin Street Properties Corp.	2,474	4,527
	Number of Shares	Fair Value
Highwoods Properties, Inc.	600	$18,348
Hudson Pacific Properties, Inc.	3,483	10,554
JBG SMITH Properties	2,187	33,614
Kilroy Realty Corp.	822	33,250
NET Lease Office Properties (a)	421	13,139
Orion Office REIT, Inc.	1,632	6,055
Paramount Group, Inc.	4,875	24,083
Peakstone Realty Trust	913	10,107
Piedmont Office Realty Trust, Inc., Class A	3,227	29,527
Postal Realty Trust, Inc., Class A	648	8,456
SL Green Realty Corp.	1,863	126,535
Vornado Realty Trust	1,300	54,652
		714,171
Office Services & Supplies - 0.0%*
ACCO Brands Corp.	2,377	12,479
CompX International, Inc.	19	497
HNI Corp.	1,243	62,610
Interface, Inc.	1,504	36,622
MillerKnoll, Inc.	1,834	41,430
MSA Safety, Inc.	200	33,154
NL Industries, Inc.	196	1,523
Pitney Bowes, Inc.	4,197	30,386
Steelcase, Inc., Class A	2,419	28,593
Virco Mfg. Corp.	328	3,362
		250,656
Oil & Gas Drilling - 0.0%*
Helmerich & Payne, Inc.	2,564	82,099
Nabors Industries Ltd. (a)	235	13,435
Noble Corp. PLC	3,671	115,269
Patterson-UTI Energy, Inc.	10,319	85,235
Transocean Ltd. (a)	19,334	72,503
Valaris Ltd. (a)	1,629	72,067
		440,608
Oil & Gas Equipment & Services - 0.2%
Archrock, Inc.	4,410	109,765
Atlas Energy Solutions, Inc.	1,782	39,525
Baker Hughes Co.	6,533	267,984
Bristow Group, Inc. (a)	637	21,849
Cactus, Inc., Class A	1,741	101,605
ChampionX Corp.	5,057	137,500
Core Laboratories, Inc.	1,219	21,101
DMC Global, Inc. (a)	587	4,314

See Notes to Schedule of Investments and Notes to Financial Statements.
26	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Drilling Tools International Corp. (a)	363	$1,187
Expro Group Holdings NV (a)	2,478	30,901
Forum Energy Technologies, Inc. (a)	306	4,740
Geospace Technologies Corp. (a)	374	3,747
Halliburton Co.	5,582	151,774
Helix Energy Solutions Group, Inc. (a)	3,780	35,229
Innovex International, Inc. (a)	904	12,629
Kodiak Gas Services, Inc.	860	35,114
Liberty Energy, Inc.	4,184	83,220
Mammoth Energy Services, Inc. (a)	547	1,641
Natural Gas Services Group, Inc. (a)	284	7,611
NOV, Inc.	2,900	42,340
NPK International, Inc. (a)	2,390	18,331
Oceaneering International, Inc. (a)	2,676	69,790
Oil States International, Inc. (a)	1,821	9,214
ProFrac Holding Corp., Class A (a)	625	4,850
ProPetro Holding Corp. (a)	2,263	21,114
Ranger Energy Services, Inc., Class A	466	7,214
RPC, Inc.	2,366	14,054
Schlumberger NV	9,250	354,645
SEACOR Marine Holdings, Inc. (a)	721	4,730
Select Water Solutions, Inc.	2,383	31,551
Solaris Energy Infrastructure, Inc.	691	19,887
Tenaris SA	2,682	50,615
TETRA Technologies, Inc. (a)	3,156	11,298
Tidewater, Inc. (a)	1,290	70,576
Weatherford International PLC	400	28,652
		1,830,297
Oil & Gas Exploration & Production - 0.4%
Amplify Energy Corp. (a)	1,078	6,468
Antero Resources Corp. (a)	2,100	73,605
APA Corp.	1,900	43,871
Berry Corp.	2,024	8,359
California Resources Corp.	1,832	95,062
Chord Energy Corp.	400	46,768
Civitas Resources, Inc.	600	27,522
CNX Resources Corp. (a)	3,856	141,400
	Number of Shares	Fair Value
Comstock Resources, Inc. (a)	2,417	$44,038
ConocoPhillips	8,537	846,614
Coterra Energy, Inc.	4,827	123,282
Crescent Energy Co., Class A	4,363	63,743
Devon Energy Corp.	4,329	141,688
Diamondback Energy, Inc.	1,231	201,675
Diversified Energy Co. PLC	1,196	20,093
Empire Petroleum Corp. (a)	548	4,165
EOG Resources, Inc.	3,781	463,475
EQT Corp.	3,702	170,699
Evolution Petroleum Corp.	771	4,032
Expand Energy Corp.	1,498	149,126
Granite Ridge Resources, Inc.	1,530	9,884
Gulfport Energy Corp. (a)	342	62,996
Hess Corp.	1,813	241,147
HighPeak Energy, Inc.	384	5,645
Magnolia Oil & Gas Corp., Class A	4,585	107,197
Matador Resources Co.	700	39,382
Murphy Oil Corp.	3,791	114,716
Northern Oil & Gas, Inc.	2,621	97,396
Ovintiv, Inc.	1,900	76,950
Permian Resources Corp.	3,900	56,082
PrimeEnergy Resources Corp. (a)	18	3,953
Range Resources Corp.	1,500	53,970
Riley Exploration Permian, Inc.	304	9,704
Ring Energy, Inc. (a)	4,878	6,634
Sable Offshore Corp. (a)	1,317	30,159
SandRidge Energy, Inc.	850	9,954
Sitio Royalties Corp., Class A	2,129	40,834
SM Energy Co.	3,023	117,171
Talos Energy, Inc. (a)	3,892	37,791
Texas Pacific Land Corp.	123	136,033
VAALCO Energy, Inc.	2,645	11,559
Viper Energy, Inc.	500	24,535
Vital Energy, Inc. (a)	740	22,881
Vitesse Energy, Inc.	640	16,000
W&T Offshore, Inc.	2,898	4,811
		4,013,069
Oil & Gas Refining & Marketing - 0.1%
Aemetis, Inc. (a)	957	2,574
Clean Energy Fuels Corp. (a)	4,273	10,725
CVR Energy, Inc.	963	18,047
Delek U.S. Holdings, Inc.	1,654	30,599
FutureFuel Corp.	626	3,311
Green Plains, Inc. (a)	1,635	15,500

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	27

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
HF Sinclair Corp.	1,200	$42,060
Marathon Petroleum Corp.	2,268	316,386
Par Pacific Holdings, Inc. (a)	1,449	23,749
PBF Energy, Inc., Class A	2,652	70,411
Phillips 66 Co.	2,691	306,586
REX American Resources Corp. (a)	396	16,509
Valero Energy Corp.	2,086	255,723
World Kinect Corp.	1,526	41,980
		1,154,160
Oil & Gas Storage & Transportation - 0.2%
Antero Midstream Corp.	2,500	37,725
Cheniere Energy, Inc.	1,479	317,793
DHT Holdings, Inc.	3,535	32,840
Dorian LPG Ltd.	961	23,420
DT Midstream, Inc.	550	54,686
Excelerate Energy, Inc., Class A	430	13,008
International Seaways, Inc.	1,062	38,168
Kinder Morgan, Inc.	12,717	348,446
Kinetik Holdings, Inc.	1,010	57,277
New Fortress Energy, Inc.	300	4,536
NextDecade Corp. (a)	2,987	23,030
Nordic American Tankers Ltd.	5,735	14,338
ONEOK, Inc.	3,855	387,042
Targa Resources Corp.	1,447	258,289
Williams Cos., Inc.	8,037	434,962
		2,045,560
Other Specialized REITs - 0.1%
EPR Properties	700	30,996
Farmland Partners, Inc.	1,113	13,089
Four Corners Property Trust, Inc.	2,426	65,841
Gaming & Leisure Properties, Inc.	1,511	72,770
Gladstone Land Corp.	888	9,635
Iron Mountain, Inc.	1,900	199,709
Lamar Advertising Co., Class A	600	73,044
Outfront Media, Inc.	3,993	70,836
Safehold, Inc.	1,344	24,837
Uniti Group, Inc.	6,268	34,474
VICI Properties, Inc.	6,559	191,588
		786,819
	Number of Shares	Fair Value
Other Specialty Retail - 0.1%
1-800-Flowers.com, Inc., Class A (a)	769	$6,283
Academy Sports & Outdoors, Inc.	1,820	104,705
BARK, Inc. (a)	3,870	7,121
Bath & Body Works, Inc.	1,698	65,831
Build-A-Bear Workshop, Inc.	321	14,779
Dick's Sporting Goods, Inc.	387	88,561
Five Below, Inc. (a)	400	41,984
Leslie's, Inc. (a)	4,502	10,039
MarineMax, Inc. (a)	554	16,038
National Vision Holdings, Inc. (a)	2,057	21,434
ODP Corp. (a)	905	20,580
Petco Health & Wellness Co., Inc. (a)	2,322	8,847
Sally Beauty Holdings, Inc. (a)	2,697	28,184
Signet Jewelers Ltd.	1,134	91,525
Tractor Supply Co.	3,515	186,506
Ulta Beauty, Inc. (a)	341	148,311
Upbound Group, Inc.	1,412	41,188
Warby Parker, Inc., Class A (a)	2,294	55,538
Winmark Corp.	76	29,873
		987,327
Packaged Foods & Meats - 0.4%
B&G Foods, Inc.	1,970	13,573
Beyond Meat, Inc. (a)	1,811	6,809
BRC, Inc., Class A (a)	1,589	5,037
Calavo Growers, Inc.	441	11,246
Cal-Maine Foods, Inc.	1,085	111,668
Campbell's Co.	1,400	58,632
Conagra Brands, Inc.	2,800	77,700
Dole PLC	1,961	26,552
Flowers Foods, Inc.	1,400	28,924
Freshpet, Inc. (a)	300	44,433
General Mills, Inc.	3,730	237,862
Hain Celestial Group, Inc. (a)	2,292	14,096
Hershey Co.	994	168,334
Hormel Foods Corp.	1,578	49,502
J&J Snack Foods Corp.	404	62,673
J.M. Smucker Co.	721	79,397
JBS SA	11,000	64,634
John B Sanfilippo & Son, Inc.	237	20,645
Kellanova	1,695	137,244
Kraft Heinz Co.	5,929	182,080
Lamb Weston Holdings, Inc.	886	59,211
Lancaster Colony Corp.	519	89,860

See Notes to Schedule of Investments and Notes to Financial Statements.
28	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Lifeway Foods, Inc. (a)	174	$4,315
Mama's Creations, Inc. (a)	890	7,084
McCormick & Co., Inc.	1,677	127,854
Mission Produce, Inc. (a)	1,232	17,704
Mondelez International, Inc., Class A	8,759	523,175
Nestle SA	16,931	1,391,065
Pilgrim's Pride Corp. (a)	303	13,753
Post Holdings, Inc. (a)	200	22,892
Seaboard Corp.	1	2,430
Seneca Foods Corp., Class A (a)	124	9,828
Simply Good Foods Co. (a)	2,420	94,332
TreeHouse Foods, Inc. (a)	1,258	44,194
Tyson Foods, Inc., Class A	1,771	101,726
Utz Brands, Inc.	1,695	26,544
Vital Farms, Inc. (a)	848	31,961
Westrock Coffee Co. (a)	896	5,752
WK Kellogg Co.	1,712	30,799
		4,005,520
Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	8,800	82,808
Avery Dennison Corp.	542	101,424
Graphic Packaging Holding Co.	1,700	46,172
International Paper Co.	2,323	125,024
Packaging Corp. of America	583	131,251
Pactiv Evergreen, Inc.	1,035	18,081
Ranpak Holdings Corp. (a)	1,296	8,917
Sealed Air Corp.	1,005	33,999
Smurfit WestRock PLC	3,500	188,510
Sonoco Products Co.	700	34,195
		770,381
Paper Products - 0.0%*
Clearwater Paper Corp. (a)	404	12,027
Sylvamo Corp.	933	73,726
		85,753
Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	721	46,685
Allegiant Travel Co.	404	38,025
American Airlines Group, Inc. (a)	3,700	64,491
Blade Air Mobility, Inc. (a)	1,615	6,864
Delta Air Lines, Inc.	4,248	257,004
Frontier Group Holdings, Inc. (a)	1,114	7,921
	Number of Shares	Fair Value
JetBlue Airways Corp. (a)	8,233	$64,711
Joby Aviation, Inc. (a)	11,419	92,836
SkyWest, Inc. (a)	1,053	105,437
Southwest Airlines Co.	3,862	129,840
Sun Country Airlines Holdings, Inc. (a)	1,114	16,242
United Airlines Holdings, Inc. (a)	2,166	210,319
Wheels Up Experience, Inc. (a)	2,713	4,476
		1,044,851
Passenger Ground Transportation - 0.1%
Avis Budget Group, Inc. (a)	200	16,122
Hertz Global Holdings, Inc. (a)	3,484	12,751
Lyft, Inc., Class A (a)	1,915	24,704
Uber Technologies, Inc. (a)	13,059	787,719
		841,296
Personal Care Products - 0.1%
Beauty Health Co. (a)	2,040	3,244
BellRing Brands, Inc. (a)	800	60,272
Coty, Inc., Class A (a)	2,800	19,488
Edgewell Personal Care Co.	1,294	43,478
elf Beauty, Inc. (a)	400	50,220
Estee Lauder Cos., Inc., Class A	1,566	117,419
Haleon PLC	49,514	234,031
Herbalife Ltd. (a)	2,583	17,280
Honest Co., Inc. (a)	2,175	15,073
Interparfums, Inc.	481	63,256
Kenvue, Inc.	12,274	262,050
Medifast, Inc. (a)	286	5,039
Nature's Sunshine Products, Inc. (a)	369	5,410
Nu Skin Enterprises, Inc., Class A	1,311	9,033
Olaplex Holdings, Inc. (a)	3,784	6,546
USANA Health Sciences, Inc. (a)	284	10,193
Veru, Inc. (a)	3,928	2,555
Waldencast PLC, Class A (a)	550	2,211
		926,798
Pharmaceuticals - 1.3%
Alimera Sciences, Inc. (a)	852	34
Alto Neuroscience, Inc. (a)	635	2,686
Alumis, Inc. (a)	394	3,097
Amneal Pharmaceuticals, Inc. (a)	4,171	33,034

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	29

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Amphastar Pharmaceuticals, Inc. (a)	1,013	$37,613
ANI Pharmaceuticals, Inc. (a)	482	26,645
Aquestive Therapeutics, Inc. (a)	1,962	6,985
Arvinas, Inc. (a)	1,690	32,397
Atea Pharmaceuticals, Inc. (a)	2,212	7,410
Avadel Pharmaceuticals PLC (a)	2,424	25,476
Axsome Therapeutics, Inc. (a)	966	81,733
Biote Corp., Class A (a)	892	5,513
Bristol-Myers Squibb Co.	13,239	748,798
Cassava Sciences, Inc. (a)	1,154	2,723
Collegium Pharmaceutical, Inc. (a)	847	24,267
Contineum Therapeutics, Inc., Class A (a)	168	2,461
Corcept Therapeutics, Inc. (a)	2,141	107,885
CorMedix, Inc. (a)	1,632	13,219
Edgewise Therapeutics, Inc. (a)	1,919	51,237
Elanco Animal Health, Inc. (a)	3,582	43,378
Eli Lilly & Co.	5,214	4,025,208
Enliven Therapeutics, Inc. (a)	913	20,543
Esperion Therapeutics, Inc. (a)	5,307	11,675
Evolus, Inc. (a)	1,460	16,118
EyePoint Pharmaceuticals, Inc. (a)	1,420	10,579
Fulcrum Therapeutics, Inc. (a)	1,780	8,366
GSK PLC	26,737	450,881
Harmony Biosciences Holdings, Inc. (a)	1,007	34,651
Harrow, Inc. (a)	802	26,907
Innoviva, Inc. (a)	1,441	25,001
Intra-Cellular Therapies, Inc. (a)	700	58,464
Jazz Pharmaceuticals PLC (a)	400	49,260
Johnson & Johnson	15,702	2,270,823
Ligand Pharmaceuticals, Inc. (a)	449	48,110
Liquidia Corp. (a)	1,666	19,592
MBX Biosciences, Inc. (a)	297	5,474
Merck & Co., Inc.	16,543	1,645,698
Mind Medicine MindMed, Inc. (a)	2,065	14,372
Nektar Therapeutics (a)	4,744	4,412
Neumora Therapeutics, Inc. (a)	2,193	23,246
Nuvation Bio, Inc. (a)	5,131	13,649
Ocular Therapeutix, Inc. (a)	4,091	34,937
	Number of Shares	Fair Value
Omeros Corp. (a)	1,489	$14,711
Organon & Co.	1,890	28,199
Pacira BioSciences, Inc. (a)	1,181	22,250
Perrigo Co. PLC	1,000	25,710
Pfizer, Inc.	36,815	976,702
Phathom Pharmaceuticals, Inc. (a)	1,055	8,567
Phibro Animal Health Corp., Class A	599	12,579
Pliant Therapeutics, Inc. (a)	1,470	19,360
Prestige Consumer Healthcare, Inc. (a)	1,309	102,220
Rapport Therapeutics, Inc. (a)	276	4,896
Revance Therapeutics, Inc. (a)	2,886	8,773
Roche Holding AG	4,751	1,334,351
Royalty Pharma PLC, Class A	2,700	68,877
Sanofi SA	7,374	715,778
scPharmaceuticals, Inc. (a)	687	2,432
Septerna, Inc. (a)	491	11,244
SIGA Technologies, Inc.	1,410	8,474
Supernus Pharmaceuticals, Inc. (a)	1,322	47,804
Tarsus Pharmaceuticals, Inc. (a)	968	53,598
Terns Pharmaceuticals, Inc. (a)	1,620	8,975
Theravance Biopharma, Inc. (a)	970	9,128
Third Harmonic Bio, Inc. (a)	586	6,030
Trevi Therapeutics, Inc. (a)	1,451	5,978
Ventyx Biosciences, Inc. (a)	2,038	4,463
Verrica Pharmaceuticals, Inc. (a)	727	509
Viatris, Inc.	7,500	93,375
WaVe Life Sciences Ltd. (a)	2,435	30,121
Xeris Biopharma Holdings, Inc. (a)	3,525	11,950
Zevra Therapeutics, Inc. (a)	1,162	9,691
Zoetis, Inc.	2,992	487,487
		14,208,789
Property & Casualty Insurance - 0.4%
Allstate Corp.	1,691	326,008
Ambac Financial Group, Inc. (a)	1,095	13,852
American Coastal Insurance Corp., Class C (a)	719	9,678
American Financial Group, Inc.	481	65,863
AMERISAFE, Inc.	503	25,925

See Notes to Schedule of Investments and Notes to Financial Statements.
30	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Arch Capital Group Ltd.	2,300	$212,405
Assurant, Inc.	336	71,642
Assured Guaranty Ltd.	400	36,004
Axis Capital Holdings Ltd.	600	53,172
Bowhead Specialty Holdings, Inc. (a)	215	7,637
Chubb Ltd.	2,680	740,484
Cincinnati Financial Corp.	1,065	153,040
Donegal Group, Inc., Class A	446	6,900
Employers Holdings, Inc.	646	33,095
Fidelity National Financial, Inc.	1,600	89,824
First American Financial Corp.	500	31,220
Hanover Insurance Group, Inc.	300	46,398
Hartford Financial Services Group, Inc.	1,950	213,330
HCI Group, Inc.	219	25,520
Heritage Insurance Holdings, Inc. (a)	604	7,308
Investors Title Co.	35	8,287
James River Group Holdings Ltd.	839	4,086
Kemper Corp.	300	19,932
Kinsale Capital Group, Inc.	137	63,723
Lemonade, Inc. (a)	1,399	51,315
Loews Corp.	1,200	101,628
Markel Group, Inc. (a)	89	153,634
MBIA, Inc. (a)	1,299	8,391
Mercury General Corp.	706	46,935
NI Holdings, Inc. (a)	206	3,234
Old Republic International Corp.	1,710	61,885
Palomar Holdings, Inc. (a)	647	68,317
ProAssurance Corp. (a)	1,317	20,953
Progressive Corp.	3,867	926,572
RLI Corp.	300	49,449
Root, Inc., Class A (a)	242	17,567
Safety Insurance Group, Inc.	384	31,642
Selective Insurance Group, Inc.	1,607	150,287
Skyward Specialty Insurance Group, Inc. (a)	978	49,428
Stewart Information Services Corp.	713	48,120
Tiptree, Inc.	666	13,893
Travelers Cos., Inc.	1,491	359,167
Trupanion, Inc. (a)	867	41,789
United Fire Group, Inc.	531	15,107
Universal Insurance Holdings, Inc.	606	12,762
	Number of Shares	Fair Value
W.R. Berkley Corp.	2,046	$119,732
White Mountains Insurance Group Ltd.	14	27,231
		4,644,371
Publishing - 0.0%*
Gannett Co., Inc. (a)	3,999	20,235
John Wiley & Sons, Inc., Class A	1,055	46,114
New York Times Co., Class A	1,201	62,512
News Corp., Class A	2,594	71,439
News Corp., Class B	871	26,504
Scholastic Corp.	614	13,097
		239,901
Rail Transportation - 0.2%
CSX Corp.	12,684	409,313
FTAI Infrastructure, Inc.	2,612	18,963
Norfolk Southern Corp.	1,438	337,499
Union Pacific Corp.	3,928	895,741
		1,661,516
Real Estate Development - 0.0%*
Forestar Group, Inc. (a)	503	13,038
Howard Hughes Holdings, Inc. (a)	100	7,692
Maui Land & Pineapple Co., Inc. (a)	193	4,242
Star Holdings (a)	359	3,493
Stratus Properties, Inc. (a)	137	2,844
		31,309
Real Estate Operating Companies - 0.0%*
FRP Holdings, Inc. (a)	352	10,782
Kennedy-Wilson Holdings, Inc.	2,975	29,720
Seaport Entertainment Group, Inc. (a)	24	671
Transcontinental Realty Investors, Inc. (a)	12	358
		41,531
Real Estate Services - 0.1%
Anywhere Real Estate, Inc. (a)	2,770	9,141
CBRE Group, Inc., Class A (a)	1,982	260,217
Compass, Inc., Class A (a)	9,634	56,359
CoStar Group, Inc. (a)	2,628	188,138
Cushman & Wakefield PLC (a)	6,073	79,435
eXp World Holdings, Inc.	2,138	24,608
Jones Lang LaSalle, Inc. (a)	300	75,942

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	31

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Marcus & Millichap, Inc.	609	$23,300
Newmark Group, Inc., Class A	3,533	45,258
Offerpad Solutions, Inc. (a)	493	1,405
Opendoor Technologies, Inc. (a)	16,160	25,856
RE/MAX Holdings, Inc., Class A (a)	473	5,047
Redfin Corp. (a)	3,057	24,059
Zillow Group, Inc., Class A (a)	400	28,340
Zillow Group, Inc., Class C (a)	1,000	74,050
		921,155
Regional Banks - 0.8%
1st Source Corp.	479	27,964
ACNB Corp.	229	9,121
Amalgamated Financial Corp.	458	15,329
Amerant Bancorp, Inc.	978	21,917
Ameris Bancorp	1,750	109,497
Ames National Corp.	225	3,697
Arrow Financial Corp.	416	11,943
Associated Banc-Corp.	4,327	103,415
Atlantic Union Bankshares Corp.	2,374	89,927
Axos Financial, Inc. (a)	1,452	101,422
Banc of California, Inc.	3,671	56,754
BancFirst Corp.	527	61,754
Bancorp, Inc. (a)	1,238	65,156
Bank First Corp.	255	25,268
Bank of Hawaii Corp.	1,036	73,805
Bank of Marin Bancorp	418	9,936
Bank OZK	800	35,624
Bank7 Corp.	130	6,066
BankUnited, Inc.	1,976	75,424
Bankwell Financial Group, Inc.	194	6,043
Banner Corp.	908	60,627
Bar Harbor Bankshares	376	11,498
BayCom Corp.	284	7,623
BCB Bancorp, Inc.	416	4,925
Berkshire Hills Bancorp, Inc.	1,124	31,955
Blue Foundry Bancorp (a)	595	5,837
BOK Financial Corp.	100	10,645
Bridgewater Bancshares, Inc. (a)	597	8,065
Brookline Bancorp, Inc.	2,299	27,128
Burke & Herbert Financial Services Corp.	358	22,325
Business First Bancshares, Inc.	619	15,908
Byline Bancorp, Inc.	809	23,461
Cadence Bank	4,833	166,497
	Number of Shares	Fair Value
California BanCorp (a)	679	$11,231
Camden National Corp.	373	15,942
Capital Bancorp, Inc.	245	6,983
Capital City Bank Group, Inc.	400	14,660
Capitol Federal Financial, Inc.	3,208	18,959
Carter Bankshares, Inc. (a)	655	11,521
Cathay General Bancorp	1,847	87,936
Central Pacific Financial Corp.	750	21,787
Chemung Financial Corp.	90	4,393
ChoiceOne Financial Services, Inc.	202	7,199
Citizens & Northern Corp.	425	7,905
Citizens Financial Group, Inc.	2,952	129,180
Citizens Financial Services, Inc.	120	7,597
City Holding Co.	386	45,733
Civista Bancshares, Inc.	453	9,531
CNB Financial Corp.	524	13,027
Coastal Financial Corp. (a)	289	24,539
Colony Bankcorp, Inc.	441	7,118
Columbia Banking System, Inc.	1,393	37,625
Columbia Financial, Inc. (a)	776	12,269
Commerce Bancshares, Inc.	922	57,450
Community Financial System, Inc.	1,388	85,612
Community Trust Bancorp, Inc.	406	21,530
Community West Bancshares	514	9,956
ConnectOne Bancorp, Inc.	958	21,948
CrossFirst Bankshares, Inc. (a)	1,170	17,725
Cullen/Frost Bankers, Inc.	400	53,700
Customers Bancorp, Inc. (a)	778	37,873
CVB Financial Corp.	3,510	75,149
Dime Community Bancshares, Inc.	925	28,430
Eagle Bancorp, Inc.	764	19,887
East West Bancorp, Inc.	893	85,514
Eastern Bankshares, Inc.	5,120	88,320
Enterprise Bancorp, Inc.	266	10,518
Enterprise Financial Services Corp.	977	55,103
Equity Bancshares, Inc., Class A	367	15,568
Esquire Financial Holdings, Inc.	187	14,866
ESSA Bancorp, Inc.	210	4,095
Farmers & Merchants Bancorp, Inc.	337	9,925

See Notes to Schedule of Investments and Notes to Financial Statements.
32	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Farmers National Banc Corp.	925	$13,153
FB Financial Corp.	937	48,265
Fidelity D&D Bancorp, Inc.	140	6,832
Financial Institutions, Inc.	401	10,943
First Bancorp, Inc.	291	7,959
First Bancorp/Southern Pines NC	1,054	46,344
First Bancshares, Inc.	793	27,755
First Bank	631	8,878
First Busey Corp.	1,397	32,927
First Business Financial Services, Inc.	218	10,091
First Commonwealth Financial Corp.	2,665	45,092
First Community Bankshares, Inc.	435	18,113
First Financial Bancorp	2,499	67,173
First Financial Bankshares, Inc.	3,439	123,976
First Financial Corp.	290	13,395
First Financial Northwest, Inc.	176	3,819
First Foundation, Inc.	1,713	10,638
First Hawaiian, Inc.	1,200	31,140
First Horizon Corp.	3,500	70,490
First Internet Bancorp	221	7,954
First Interstate BancSystem, Inc., Class A	2,100	68,187
First Merchants Corp.	1,542	61,510
First Mid Bancshares, Inc.	604	22,239
First of Long Island Corp.	628	7,335
First Western Financial, Inc. (a)	219	4,281
Five Star Bancorp	422	12,698
Flagstar Financial, Inc.	6,715	62,651
Flushing Financial Corp.	689	9,839
FNB Corp.	2,600	38,428
FS Bancorp, Inc.	197	8,089
Fulton Financial Corp.	4,820	92,930
FVCBankcorp, Inc. (a)	425	5,342
German American Bancorp, Inc.	745	29,964
Glacier Bancorp, Inc.	3,022	151,765
Great Southern Bancorp, Inc.	237	14,149
Greene County Bancorp, Inc.	208	5,766
Guaranty Bancshares, Inc.	216	7,474
Hancock Whitney Corp.	2,299	125,801
Hanmi Financial Corp.	835	19,723
HarborOne Bancorp, Inc.	1,013	11,984
HBT Financial, Inc.	349	7,643
Heartland Financial USA, Inc.	1,123	68,846
	Number of Shares	Fair Value
Heritage Commerce Corp.	1,522	$14,276
Heritage Financial Corp.	888	21,756
Hilltop Holdings, Inc.	1,222	34,986
Hingham Institution For Savings	41	10,420
Home Bancorp, Inc.	195	9,011
Home BancShares, Inc.	4,924	139,349
HomeStreet, Inc. (a)	536	6,121
HomeTrust Bancshares, Inc.	372	12,529
Hope Bancorp, Inc.	3,045	37,423
Horizon Bancorp, Inc.	1,118	18,011
Huntington Bancshares, Inc.	9,246	150,432
Independent Bank Corp.	1,682	91,614
Independent Bank Group, Inc.	958	58,122
International Bancshares Corp.	1,435	90,635
Investar Holding Corp.	232	5,095
John Marshall Bancorp, Inc.	368	7,389
Kearny Financial Corp.	1,447	10,245
Lakeland Financial Corp.	655	45,038
LCNB Corp.	347	5,250
LINKBANCORP, Inc.	658	4,922
Live Oak Bancshares, Inc.	911	36,030
M&T Bank Corp.	1,052	197,787
Mercantile Bank Corp.	406	18,063
Metrocity Bankshares, Inc.	469	14,985
Metropolitan Bank Holding Corp. (a)	271	15,826
Mid Penn Bancorp, Inc.	374	10,786
Middlefield Banc Corp.	202	5,666
Midland States Bancorp, Inc.	522	12,737
MidWestOne Financial Group, Inc.	424	12,347
MVB Financial Corp.	337	6,976
National Bank Holdings Corp., Class A	971	41,811
National Bankshares, Inc.	161	4,622
NB Bancorp, Inc. (a)	999	18,042
NBT Bancorp, Inc.	1,216	58,076
Nicolet Bankshares, Inc.	349	36,614
Northeast Bank	168	15,411
Northeast Community Bancorp, Inc.	362	8,855
Northfield Bancorp, Inc.	1,113	12,933
Northrim BanCorp, Inc.	155	12,081
Northwest Bancshares, Inc.	3,356	44,266
Norwood Financial Corp.	214	5,822
Oak Valley Bancorp	192	5,616
OceanFirst Financial Corp.	1,502	27,186
Old National Bancorp	8,350	181,237

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	33

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Old Second Bancorp, Inc.	1,123	$19,967
Orange County Bancorp, Inc.	152	8,447
Origin Bancorp, Inc.	763	25,400
Orrstown Financial Services, Inc.	490	17,939
Pacific Premier Bancorp, Inc.	2,536	63,197
Park National Corp.	381	65,315
Parke Bancorp, Inc.	275	5,640
Pathward Financial, Inc.	663	48,784
PCB Bancorp	308	6,234
Peapack-Gladstone Financial Corp.	426	13,653
Peoples Bancorp of North Carolina, Inc.	131	4,094
Peoples Bancorp, Inc.	903	28,616
Peoples Financial Services Corp.	260	13,307
Pinnacle Financial Partners, Inc.	486	55,594
Pioneer Bancorp, Inc. (a)	424	4,884
Plumas Bancorp	159	7,514
Ponce Financial Group, Inc. (a)	545	7,085
Preferred Bank	324	27,987
Premier Financial Corp.	918	23,473
Primis Financial Corp.	593	6,914
Princeton Bancorp, Inc.	143	4,923
Prosperity Bancshares, Inc.	600	45,210
Provident Bancorp, Inc. (a)	396	4,514
Provident Financial Services, Inc.	3,332	62,875
QCR Holdings, Inc.	430	34,675
RBB Bancorp	430	8,811
Red River Bancshares, Inc.	139	7,503
Regions Financial Corp.	5,877	138,227
Renasant Corp.	1,626	58,129
Republic Bancorp, Inc., Class A	211	14,743
S&T Bancorp, Inc.	1,001	38,258
Sandy Spring Bancorp, Inc.	1,155	38,935
Seacoast Banking Corp. of Florida	2,234	61,502
ServisFirst Bancshares, Inc.	1,349	114,314
Shore Bancshares, Inc.	867	13,742
Sierra Bancorp	344	9,948
Simmons First National Corp., Class A	3,289	72,950
SmartFinancial, Inc.	404	12,516
South Plains Financial, Inc.	347	12,058
	Number of Shares	Fair Value
Southern First Bancshares, Inc. (a)	207	$8,228
Southern Missouri Bancorp, Inc.	243	13,941
Southern States Bancshares, Inc.	225	7,495
Southside Bancshares, Inc.	759	24,106
SouthState Corp.	2,019	200,850
Stellar Bancorp, Inc.	1,288	36,515
Sterling Bancorp, Inc. (a)	504	2,399
Stock Yards Bancorp, Inc.	675	48,337
Synovus Financial Corp.	818	41,906
Texas Capital Bancshares, Inc. (a)	1,231	96,264
Third Coast Bancshares, Inc. (a)	306	10,389
Timberland Bancorp, Inc.	217	6,621
Tompkins Financial Corp.	330	22,384
Towne Bank	1,858	63,283
TriCo Bancshares	840	36,708
Triumph Financial, Inc. (a)	583	52,983
Truist Financial Corp.	8,598	372,981
TrustCo Bank Corp.	517	17,221
Trustmark Corp.	1,608	56,875
UMB Financial Corp.	1,189	134,191
United Bankshares, Inc.	3,504	131,575
United Community Banks, Inc.	3,175	102,584
Unity Bancorp, Inc.	192	8,373
Univest Financial Corp.	749	22,103
USCB Financial Holdings, Inc.	263	4,668
Valley National Bancorp	12,486	113,123
Veritex Holdings, Inc.	1,379	37,454
Virginia National Bankshares Corp.	119	4,546
WaFd, Inc.	1,766	56,936
Washington Trust Bancorp, Inc.	433	13,575
Webster Financial Corp.	972	53,674
WesBanco, Inc.	1,518	49,396
West BanCorp, Inc.	426	9,223
Westamerica BanCorp	674	35,358
Western Alliance Bancorp	600	50,124
Wintrust Financial Corp.	400	49,884
WSFS Financial Corp.	1,568	83,308
Zions Bancorp NA	1,075	58,319
		8,878,617
Reinsurance - 0.1%
Enstar Group Ltd. (a)	335	107,887
Everest Group Ltd.	235	85,178

See Notes to Schedule of Investments and Notes to Financial Statements.
34	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Greenlight Capital Re Ltd., Class A (a)	686	$9,604
Maiden Holdings Ltd. (a)	2,463	4,162
Reinsurance Group of America, Inc.	400	85,452
Swiss Re AG	1,943	281,817
		574,100
Renewable Electricity - 0.0%*
Altus Power, Inc. (a)	2,257	9,186
Clearway Energy, Inc., Class C	600	15,600
Montauk Renewables, Inc. (a)	1,960	7,801
Ormat Technologies, Inc.	1,525	103,273
Sunnova Energy International, Inc. (a)	2,870	9,844
		145,704
Research & Consulting Services - 0.2%
Amentum Holdings, Inc. (a)	1,000	21,030
BlackSky Technology, Inc. (a)	663	7,154
Booz Allen Hamilton Holding Corp.	824	106,049
CACI International, Inc., Class A (a)	169	68,286
CBIZ, Inc. (a)	1,272	104,088
Clarivate PLC (a)	3,112	15,809
CRA International, Inc.	173	32,385
Dun & Bradstreet Holdings, Inc.	2,000	24,920
Equifax, Inc.	791	201,586
Experian PLC	5,922	255,506
Exponent, Inc.	1,345	119,839
FiscalNote Holdings, Inc. (a)	2,217	2,372
Forrester Research, Inc. (a)	345	5,406
Franklin Covey Co. (a)	308	11,575
FTI Consulting, Inc. (a)	200	38,226
Huron Consulting Group, Inc. (a)	464	57,657
ICF International, Inc.	494	58,890
Innodata, Inc. (a)	706	27,901
Jacobs Solutions, Inc.	800	106,896
KBR, Inc.	1,000	57,930
Legalzoom.com, Inc. (a)	3,386	25,429
Leidos Holdings, Inc.	891	128,357
Mistras Group, Inc. (a)	547	4,956
NV5 Global, Inc. (a)	1,495	28,166
Parsons Corp. (a)	200	18,450
Planet Labs PBC (a)	5,501	22,224
Resources Connection, Inc.	950	8,103
	Number of Shares	Fair Value
Science Applications International Corp.	400	$44,712
Spire Global, Inc. (a)	600	8,442
TransUnion	1,189	110,232
Verisk Analytics, Inc.	946	260,557
Willdan Group, Inc. (a)	320	12,189
		1,995,322
Restaurants - 0.4%
Aramark	1,800	67,158
Biglari Holdings, Inc., Class B (a)	18	4,577
BJ's Restaurants, Inc. (a)	483	16,970
Bloomin' Brands, Inc.	2,056	25,104
Brinker International, Inc. (a)	1,168	154,515
Cava Group, Inc. (a)	500	56,400
Cheesecake Factory, Inc.	1,275	60,486
Chipotle Mexican Grill, Inc. (a)	8,950	539,685
Cracker Barrel Old Country Store, Inc.	574	30,342
Darden Restaurants, Inc.	800	149,352
Denny's Corp. (a)	1,332	8,059
Dine Brands Global, Inc.	381	11,468
Domino's Pizza, Inc.	250	104,940
DoorDash, Inc., Class A (a)	2,300	385,825
Dutch Bros, Inc., Class A (a)	600	31,428
El Pollo Loco Holdings, Inc. (a)	682	7,870
First Watch Restaurant Group, Inc. (a)	867	16,135
Jack in the Box, Inc.	509	21,195
Krispy Kreme, Inc.	2,221	22,054
Kura Sushi USA, Inc., Class A (a)	150	13,587
McDonald's Corp.	4,731	1,371,470
Nathan's Famous, Inc.	80	6,289
ONE Group Hospitality, Inc. (a)	841	2,439
Papa John's International, Inc.	875	35,936
Portillo's, Inc., Class A (a)	1,550	14,570
Potbelly Corp. (a)	787	7,413
RCI Hospitality Holdings, Inc.	211	12,126
Shake Shack, Inc., Class A (a)	1,007	130,709
Starbucks Corp.	7,365	672,056
Sweetgreen, Inc., Class A (a)	2,622	84,061
Texas Roadhouse, Inc.	400	72,172
Wendy's Co.	900	14,670
Wingstop, Inc.	200	56,840
Yum! Brands, Inc.	1,881	252,355
		4,460,256

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	35

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Retail REITs - 0.2%
Acadia Realty Trust	3,096	$74,799
Agree Realty Corp.	600	42,270
Alexander's, Inc.	54	10,803
Brixmor Property Group, Inc.	1,800	50,112
CBL & Associates Properties, Inc.	578	16,999
Curbline Properties Corp.	2,509	58,259
Federal Realty Investment Trust	500	55,975
FrontView REIT, Inc.	381	6,908
Getty Realty Corp.	1,299	39,139
InvenTrust Properties Corp.	2,048	61,706
Kimco Realty Corp.	4,134	96,860
Kite Realty Group Trust	5,757	145,307
Macerich Co.	6,256	124,619
NETSTREIT Corp.	2,032	28,753
NNN REIT, Inc.	1,400	57,190
Phillips Edison & Co., Inc.	3,252	121,820
Realty Income Corp.	5,616	299,951
Regency Centers Corp.	1,200	88,716
Retail Opportunity Investments Corp.	3,270	56,767
Saul Centers, Inc.	296	11,485
Simon Property Group, Inc.	2,063	355,269
SITE Centers Corp.	1,222	18,684
Tanger, Inc.	2,826	96,451
Urban Edge Properties	3,240	69,660
Whitestone REIT	1,254	17,769
		2,006,271
Security & Alarm Services - 0.0%*
Brink's Co.	1,172	108,727
CoreCivic, Inc. (a)	2,918	63,437
GEO Group, Inc. (a)	3,294	92,166
		264,330
Self Storage REITs - 0.1%
CubeSmart	1,300	55,705
Extra Space Storage, Inc.	1,354	202,558
National Storage Affiliates Trust	300	11,373
Public Storage	1,008	301,836
		571,472
Semiconductor Materials & Equipment - 0.3%
ACM Research, Inc., Class A (a)	1,322	19,962
Aehr Test Systems (a)	813	13,520
	Number of Shares	Fair Value
Amkor Technology, Inc.	800	$20,552
Applied Materials, Inc.	5,434	883,732
Axcelis Technologies, Inc. (a)	862	60,228
Cohu, Inc. (a)	1,210	32,307
Enphase Energy, Inc. (a)	946	64,971
Entegris, Inc.	982	97,277
FormFactor, Inc. (a)	2,052	90,288
Ichor Holdings Ltd. (a)	861	27,741
KLA Corp.	872	549,465
Lam Research Corp.	8,410	607,454
MKS Instruments, Inc.	500	52,195
Onto Innovation, Inc. (a)	300	50,001
PDF Solutions, Inc. (a)	809	21,908
Photronics, Inc. (a)	1,618	38,120
Teradyne, Inc.	929	116,980
Ultra Clean Holdings, Inc. (a)	1,162	41,774
Veeco Instruments, Inc. (a)	1,459	39,101
		2,827,576
Semiconductors - 3.4%
Advanced Micro Devices, Inc. (a)(b)	10,512	1,269,745
Alpha & Omega Semiconductor Ltd. (a)	612	22,662
Ambarella, Inc. (a)	1,001	72,813
Analog Devices, Inc.	3,169	673,286
Astera Labs, Inc. (a)	700	92,715
Broadcom, Inc.	29,650	6,874,056
CEVA, Inc. (a)	596	18,804
Cirrus Logic, Inc. (a)	400	39,832
Credo Technology Group Holding Ltd. (a)	3,702	248,811
Diodes, Inc. (a)	1,207	74,436
Everspin Technologies, Inc. (a)	579	3,700
First Solar, Inc. (a)	711	125,307
GLOBALFOUNDRIES, Inc. (a)	500	21,455
Impinj, Inc. (a)	606	88,028
Intel Corp.	27,639	554,162
Lattice Semiconductor Corp. (a)	1,000	56,650
MACOM Technology Solutions Holdings, Inc. (a)	400	51,964
Marvell Technology, Inc.	5,621	620,839
MaxLinear, Inc. (a)	2,086	41,261
Microchip Technology, Inc.	3,338	191,434
Micron Technology, Inc.	7,190	605,110
Monolithic Power Systems, Inc.	292	172,776

See Notes to Schedule of Investments and Notes to Financial Statements.
36	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Navitas Semiconductor Corp. (a)	3,551	$12,677
NVE Corp.	126	10,260
NVIDIA Corp.	152,760	20,514,140
ON Semiconductor Corp. (a)	2,917	183,917
Penguin Solutions, Inc. (a)	1,347	25,849
Power Integrations, Inc.	1,502	92,673
Qorvo, Inc. (a)	697	48,741
QUALCOMM, Inc.	7,251	1,113,899
QuickLogic Corp. (a)	532	6,012
Rambus, Inc. (a)	2,823	149,224
Rigetti Computing, Inc. (a)	4,165	63,558
Semtech Corp. (a)	1,920	118,752
Silicon Laboratories, Inc. (a)	850	105,587
SiTime Corp. (a)	488	104,691
SkyWater Technology, Inc. (a)	754	10,405
Skyworks Solutions, Inc.	1,073	95,154
Synaptics, Inc. (a)	1,033	78,839
Texas Instruments, Inc.	5,940	1,113,809
Universal Display Corp.	287	41,959
Wolfspeed, Inc. (a)	779	5,188
		35,815,180
Silver - 0.0%*
Hecla Mining Co.	15,573	76,463
Single-Family Residential REITs - 0.0%*
American Homes 4 Rent, Class A	2,000	74,840
Equity LifeStyle Properties, Inc.	1,302	86,713
Invitation Homes, Inc.	4,180	133,635
Sun Communities, Inc.	820	100,835
UMH Properties, Inc.	1,910	36,061
		432,084
Soft Drinks & Non-alcoholic Beverages - 0.4%
Celsius Holdings, Inc. (a)	900	23,706
Coca-Cola Co.	25,419	1,582,587
Coca-Cola Consolidated, Inc.	41	51,660
Keurig Dr. Pepper, Inc.	7,291	234,187
Monster Beverage Corp. (a)	4,604	241,986
National Beverage Corp.	613	26,157
PepsiCo, Inc.	9,025	1,372,342
Primo Brands Corp., Class A	4,172	128,372
Vita Coco Co., Inc. (a)	1,028	37,943
		3,698,940
	Number of Shares	Fair Value
Specialized Consumer Services - 0.0%*
ADT, Inc.	1,200	$8,292
Carriage Services, Inc.	361	14,386
European Wax Center, Inc., Class A (a)	1,043	6,957
Frontdoor, Inc. (a)	2,035	111,254
H&R Block, Inc.	800	42,272
Mister Car Wash, Inc. (a)	2,505	18,261
Service Corp. International	878	70,082
		271,504
Specialized Finance - 0.0%*
Acacia Research Corp. (a)	982	4,262
Burford Capital Ltd.	5,303	67,613
HA Sustainable Infrastructure Capital, Inc.	2,981	79,980
SWK Holdings Corp. (a)	117	1,856
		153,711
Specialty Chemicals - 0.3%
Albemarle Corp.	737	63,441
Arq, Inc. (a)	735	5,564
Ashland, Inc.	300	21,438
ASP Isotopes, Inc. (a)	1,557	7,053
Aspen Aerogels, Inc. (a)	1,663	19,756
Avient Corp.	2,401	98,105
Axalta Coating Systems Ltd. (a)	1,400	47,908
Balchem Corp.	854	139,198
Celanese Corp.	700	48,447
DuPont de Nemours, Inc.	2,676	204,045
Eastman Chemical Co.	677	61,824
Ecolab, Inc.	1,622	380,067
Ecovyst, Inc. (a)	3,018	23,058
Element Solutions, Inc.	1,700	43,231
HB Fuller Co.	1,455	98,183
Ingevity Corp. (a)	958	39,039
Innospec, Inc.	661	72,750
International Flavors & Fragrances, Inc.	1,613	136,379
Minerals Technologies, Inc.	850	64,779
NewMarket Corp.	43	22,719
Northern Technologies International Corp.	208	2,806
Perimeter Solutions, Inc. (a)	3,524	45,037
PPG Industries, Inc.	1,491	178,100
Quaker Chemical Corp.	370	52,081
Rayonier Advanced Materials, Inc. (a)	1,870	15,428
RPM International, Inc.	836	102,878

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	37

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Sensient Technologies Corp.	1,117	$79,597
Sherwin-Williams Co.	1,538	522,812
Stepan Co.	562	36,361
Valhi, Inc.	60	1,403
		2,633,487
Steel - 0.1%
Alpha Metallurgical Resources, Inc. (a)	291	58,235
Arch Resources, Inc.	466	65,809
ATI, Inc. (a)	700	38,528
Carpenter Technology Corp.	1,264	214,514
Cleveland-Cliffs, Inc. (a)	3,637	34,188
Commercial Metals Co.	3,011	149,346
Metallus, Inc. (a)	1,098	15,515
Nucor Corp.	1,493	174,248
Olympic Steel, Inc.	246	8,071
Radius Recycling, Inc.	665	10,121
Ramaco Resources, Inc., Class A	739	7,582
Ramaco Resources, Inc., Class B	240	2,371
Reliance, Inc.	398	107,166
Ryerson Holding Corp.	722	13,364
Steel Dynamics, Inc.	1,002	114,298
SunCoke Energy, Inc.	2,179	23,315
U.S. Steel Corp.	1,600	54,384
Universal Stainless & Alloy Products, Inc. (a)	241	10,611
Warrior Met Coal, Inc.	1,376	74,634
Worthington Steel, Inc.	854	27,174
		1,203,474
Systems Software - 2.5%
A10 Networks, Inc.	1,847	33,985
Adeia, Inc.	2,845	39,773
Appian Corp., Class A (a)	1,058	34,893
Arteris, Inc. (a)	723	7,367
Commvault Systems, Inc. (a)	1,158	174,754
Crowdstrike Holdings, Inc., Class A (a)	1,510	516,662
CyberArk Software Ltd. (a)	259	86,286
Dolby Laboratories, Inc., Class A	457	35,692
Fortinet, Inc. (a)	4,155	392,564
Gen Digital, Inc.	3,426	93,804
Gitlab, Inc., Class A (a)	700	39,445
Microsoft Corp.	48,554	20,465,511
Monday.com Ltd. (a)	193	45,440
N-able, Inc. (a)	1,830	17,092
	Number of Shares	Fair Value
OneSpan, Inc. (a)	1,001	$18,559
Oracle Corp.	10,233	1,705,227
Palo Alto Networks, Inc. (a)	4,268	776,605
Progress Software Corp.	1,125	73,294
Qualys, Inc. (a)	984	137,976
Rapid7, Inc. (a)	1,637	65,856
SentinelOne, Inc., Class A (a)	1,600	35,520
ServiceNow, Inc. (a)	1,339	1,419,501
Silvaco Group, Inc. (a)	180	1,454
SolarWinds Corp.	1,397	19,907
Telos Corp. (a)	1,492	5,103
Tenable Holdings, Inc. (a)	3,124	123,023
Teradata Corp. (a)	600	18,690
UiPath, Inc., Class A (a)	2,800	35,588
Varonis Systems, Inc. (a)	2,922	129,824
Xperi, Inc. (a)	1,340	13,762
Zscaler, Inc. (a)	579	104,457
Zuora, Inc., Class A (a)	3,655	36,258
		26,703,872
Technology Distributors - 0.1%
Arrow Electronics, Inc. (a)	367	41,515
Avnet, Inc.	700	36,624
CDW Corp.	871	151,589
Climb Global Solutions, Inc.	111	14,069
ePlus, Inc. (a)	696	51,420
Insight Enterprises, Inc. (a)	719	109,360
PC Connection, Inc.	299	20,712
Richardson Electronics Ltd.	303	4,251
ScanSource, Inc. (a)	642	30,463
TD SYNNEX Corp.	500	58,640
		518,643
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	93,416	23,393,235
CompoSecure, Inc., Class A	732	11,222
Corsair Gaming, Inc. (a)	1,227	8,110
CPI Card Group, Inc. (a)	148	4,424
Dell Technologies, Inc., Class C	1,800	207,432
Diebold Nixdorf, Inc. (a)	657	28,277
Eastman Kodak Co. (a)	1,668	10,959
Hewlett Packard Enterprise Co.	8,184	174,728
HP, Inc.	6,238	203,546
Immersion Corp.	894	7,805
IonQ, Inc. (a)	5,263	219,836
NetApp, Inc.	1,367	158,681
Pure Storage, Inc., Class A (a)	2,100	129,003

See Notes to Schedule of Investments and Notes to Financial Statements.
38	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Super Micro Computer, Inc. (a)	3,420	$104,242
Turtle Beach Corp. (a)	456	7,893
Western Digital Corp. (a)	2,200	131,186
Xerox Holdings Corp.	3,024	25,492
		24,826,071
Telecom Tower REITs - 0.1%
American Tower Corp.	3,034	556,466
Crown Castle, Inc.	2,805	254,582
SBA Communications Corp.	715	145,717
		956,765
Timber REITs - 0.0%*
PotlatchDeltic Corp.	2,106	82,660
Rayonier, Inc.	1,000	26,100
Weyerhaeuser Co.	4,993	140,553
		249,313
Tires & Rubber - 0.0%*
Goodyear Tire & Rubber Co. (a)	7,541	67,869
Tobacco - 0.2%
Altria Group, Inc.	11,207	586,014
Ispire Technology, Inc. (a)	522	2,626
Philip Morris International, Inc.	10,091	1,214,452
Turning Point Brands, Inc.	444	26,684
Universal Corp.	628	34,439
		1,864,215
Trading Companies & Distributors - 0.3%
Air Lease Corp.	800	38,568
Alta Equipment Group, Inc.	798	5,219
Applied Industrial Technologies, Inc.	1,016	243,301
Beacon Roofing Supply, Inc. (a)	1,638	166,388
BlueLinx Holdings, Inc. (a)	216	22,067
Boise Cascade Co.	1,029	122,307
Core & Main, Inc., Class A (a)	1,200	61,092
Custom Truck One Source, Inc. (a)	1,485	7,143
Distribution Solutions Group, Inc. (a)	277	9,529
DNOW, Inc. (a)	2,768	36,012
DXP Enterprises, Inc. (a)	323	26,686
EVI Industries, Inc.	126	2,060
Fastenal Co.	3,737	268,728
	Number of Shares	Fair Value
Ferguson Enterprises, Inc.	1,300	$225,641
FTAI Aviation Ltd.	2,684	386,603
GATX Corp.	946	146,592
Global Industrial Co.	407	10,089
GMS, Inc. (a)	1,043	88,478
H&E Equipment Services, Inc.	850	41,616
Herc Holdings, Inc.	747	141,429
Hudson Technologies, Inc. (a)	1,350	7,533
Karat Packaging, Inc.	181	5,477
McGrath RentCorp	646	72,236
MRC Global, Inc. (a)	2,190	27,988
MSC Industrial Direct Co., Inc., Class A	298	22,258
Rush Enterprises, Inc., Class A	1,615	88,486
Rush Enterprises, Inc., Class B	222	12,086
SiteOne Landscape Supply, Inc. (a)	300	39,531
Titan Machinery, Inc. (a)	635	8,972
Transcat, Inc. (a)	239	25,272
United Rentals, Inc.	431	303,614
Watsco, Inc.	234	110,890
WESCO International, Inc.	300	54,288
Willis Lease Finance Corp.	75	15,566
WW Grainger, Inc.	285	300,404
Xometry, Inc., Class A (a)	1,101	46,969
		3,191,118
Transaction & Payment Processing Services - 0.9%
Affirm Holdings, Inc. (a)	1,346	81,971
AvidXchange Holdings, Inc. (a)	4,574	47,295
Block, Inc. (a)	3,632	308,684
Cantaloupe, Inc. (a)	1,543	14,674
Cass Information Systems, Inc.	345	14,114
Corpay, Inc. (a)	398	134,691
Euronet Worldwide, Inc. (a)	300	30,852
Fidelity National Information Services, Inc.	3,668	296,264
Fiserv, Inc. (a)	3,747	769,709
Flywire Corp. (a)	3,196	65,902
Global Payments, Inc.	1,713	191,959
I3 Verticals, Inc., Class A (a)	575	13,248
International Money Express, Inc. (a)	812	16,914
Jack Henry & Associates, Inc.	438	76,781
Marqeta, Inc., Class A (a)	12,282	46,549
Mastercard, Inc., Class A	5,294	2,787,662

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	39

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
NCR Atleos Corp. (a)	1,904	$64,584
Payoneer Global, Inc. (a)	7,500	75,300
PayPal Holdings, Inc. (a)	6,703	572,101
Paysafe Ltd. (a)	903	15,441
Paysign, Inc. (a)	1,138	3,437
Priority Technology Holdings, Inc. (a)	486	5,710
Remitly Global, Inc. (a)	3,894	87,888
Repay Holdings Corp. (a)	2,334	17,808
Sezzle, Inc. (a)	64	16,371
Shift4 Payments, Inc., Class A (a)	300	31,134
Toast, Inc., Class A (a)	2,900	105,705
Visa, Inc., Class A	10,293	3,253,000
Western Union Co.	2,700	28,620
WEX, Inc. (a)	292	51,193
		9,225,561
Water Utilities - 0.0%*
American States Water Co.	988	76,787
American Water Works Co., Inc.	1,232	153,372
Cadiz, Inc. (a)	1,253	6,516
California Water Service Group	1,533	69,491
Consolidated Water Co. Ltd.	397	10,278
Essential Utilities, Inc.	1,900	69,008
Global Water Resources, Inc.	286	3,289
Middlesex Water Co.	461	24,262
Pure Cycle Corp. (a)	548	6,949
SJW Group	866	42,624
York Water Co.	362	11,845
		474,421
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	1,637	13,243
Spok Holdings, Inc.	548	8,795
Telephone & Data Systems, Inc.	2,614	89,164
T-Mobile U.S., Inc.	3,115	687,574
		798,776
Total Common Stock (Cost $325,128,178)		428,061,429
Warrants - 0.0%*
Healthcare Equipment - 0.0%*
Pulse Biosciences, Inc. (expiring 06/26/29) (a)	75	241
	Number of Shares	Fair Value
Pulse Biosciences, Inc. (expiring 06/27/29) (a)	75	$240
		481
Specialty Chemicals - 0.0%*
Danimer Scientific, Inc. (expiring 07/15/25) (a)	1,168	42
Total Warrants (Cost $0)		523
Total Domestic Equity (Cost $325,128,178)		428,061,952
Foreign Equity - 20.6%
Common Stock - 20.4%
Advertising - 0.0%*
Dentsu Group, Inc.	1,300	31,277
Focus Media Information Technology Co. Ltd., Class A	10,900	10,437
Gambling.com Group Ltd. (a)	444	6,252
Informa PLC	8,809	88,083
Innovid Corp. (a)	2,732	8,442
Publicis Groupe SA	1,469	156,678
WPP PLC	7,099	73,562
		374,731
Aerospace & Defense - 0.3%
AECC Aero-Engine Control Co. Ltd., Class A	1,300	3,938
AECC Aviation Power Co. Ltd., Class A	2,100	11,857
Airbus SE	3,836	614,814
Aselsan Elektronik Sanayi Ve Ticaret AS	16,191	33,197
AviChina Industry & Technology Co. Ltd., Class H	35,000	17,392
BAE Systems PLC	19,468	280,024
Bharat Electronics Ltd.	46,095	157,834
CAE, Inc. (a)	2,094	53,143
Dassault Aviation SA	121	24,708
Elbit Systems Ltd.	165	43,156
Embraer SA (a)	10,700	97,321
Hanwha Aerospace Co. Ltd.	458	100,983
Hindustan Aeronautics Ltd.	2,880	140,557
Kongsberg Gruppen ASA	579	65,291
Korea Aerospace Industries Ltd.	957	35,564
Kuang-Chi Technologies Co. Ltd., Class A	3,100	20,184

See Notes to Schedule of Investments and Notes to Financial Statements.
40	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Leonardo SpA	2,664	$71,647
Melrose Industries PLC	8,488	58,871
MTU Aero Engines AG	354	118,194
Rheinmetall AG	280	178,834
Rolls-Royce Holdings PLC (a)	54,842	390,538
Saab AB, Class B	2,108	44,595
Safran SA	2,343	514,592
Singapore Technologies Engineering Ltd.	9,600	32,793
Thales SA	610	87,579
		3,197,606
Agricultural & Farm Machinery - 0.0%*
Kubota Corp.	6,200	71,910
Agricultural Products & Services - 0.0%*
Charoen Pokphand Indonesia Tbk. PT	85,300	25,227
IOI Corp. Bhd.	38,700	33,581
Kuala Lumpur Kepong Bhd.	7,037	34,307
New Hope Liuhe Co. Ltd., Class A (a)	3,200	3,914
SD Guthrie Bhd.	22,100	24,465
Wilmar International Ltd.	11,806	26,828
		148,322
Air Freight & Logistics - 0.1%
Deutsche Post AG	6,564	231,646
DSV AS	1,316	280,169
Hyundai Glovis Co. Ltd.	514	41,002
InPost SA (a)	1,221	20,874
JD Logistics, Inc. (a)(d)	23,600	38,888
SAL Saudi Logistics Services	483	32,471
SF Holding Co. Ltd., Class A	3,300	18,115
SG Holdings Co. Ltd.	1,900	18,184
YTO Express Group Co. Ltd., Class A	2,700	5,219
ZTO Express Cayman, Inc.	6,059	118,014
		804,582
Airport Services - 0.1%
Aena SME SA (d)	494	100,977
Aeroports de Paris SA	213	24,637
Airports of Thailand PCL NVDR	59,386	103,313
Auckland International Airport Ltd.	9,532	46,461
GMR Airports Ltd. (a)	47,157	43,272
Grupo Aeroportuario del Centro Norte SAB de CV	3,500	30,208
	Number of Shares	Fair Value
Grupo Aeroportuario del Pacifico SAB de CV, Class B	5,520	$97,308
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,530	65,058
Malaysia Airports Holdings Bhd.	10,643	25,182
Shanghai International Airport Co. Ltd., Class A	1,300	6,047
		542,463
Alternative Carriers - 0.0%*
Liberty Global Ltd., Class A (a)	900	11,484
Liberty Global Ltd., Class C (a)	1,600	21,024
Liberty Latin America Ltd., Class A (a)	1,002	6,372
Liberty Latin America Ltd., Class C (a)	3,361	21,309
		60,189
Aluminum - 0.0%*
Aluminum Corp. of China Ltd., Class A	21,600	21,625
Aluminum Corp. of China Ltd., Class H	48,000	27,745
China Hongqiao Group Ltd.	37,000	56,015
Hindalco Industries Ltd.	19,262	135,543
Norsk Hydro ASA	8,805	48,545
Press Metal Aluminium Holdings Bhd.	53,900	59,065
Shandong Nanshan Aluminum Co. Ltd., Class A	14,700	7,829
United Co. RUSAL International PJSC (a)(e)**	55,670	—
Yunnan Aluminium Co. Ltd., Class A	4,900	9,030
		365,397
Apparel Retail - 0.1%
Fast Retailing Co. Ltd.	1,259	425,213
H & M Hennes & Mauritz AB, Class B	3,728	50,316
Industria de Diseno Textil SA	7,034	361,563
Pepkor Holdings Ltd. (d)	31,319	48,049
Trent Ltd.	2,454	204,181
Zalando SE (a)(d)	1,272	42,538
ZOZO, Inc.	800	24,667
		1,156,527

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	41

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Apparel, Accessories & Luxury Goods - 0.3%
adidas AG	1,043	$256,454
Amer Sports, Inc. (a)	200	5,592
ANTA Sports Products Ltd.	18,276	183,161
Bosideng International Holdings Ltd.	56,000	27,971
Cie Financiere Richemont SA, Class A	3,469	525,523
FF Group (a)(e)**	1,860	—
Gildan Activewear, Inc.	845	39,747
Hermes International SCA	204	490,504
Kalyan Jewellers India Ltd.	7,261	64,986
Kering SA	490	120,887
Li Ning Co. Ltd.	34,319	72,721
LPP SA	16	60,195
LVMH Moet Hennessy Louis Vuitton SE	1,777	1,169,373
Moncler SpA	1,537	81,112
Page Industries Ltd.	87	48,284
Pandora AS	540	98,763
Shenzhou International Group Holdings Ltd.	11,900	94,980
Swatch Group AG	434	34,416
Titan Co. Ltd.	4,978	189,154
		3,563,823
Application Software - 0.3%
Beijing Kingsoft Office Software, Inc., Class A	441	17,203
Constellation Software, Inc.	130	401,779
Dassault Systemes SE	4,400	152,633
Descartes Systems Group, Inc. (a)	563	63,965
D-Wave Quantum, Inc. (a)	2,614	21,958
Hundsun Technologies, Inc., Class A	1,456	5,551
Hut 8 Corp. (a)	2,135	43,746
Iflytek Co. Ltd., Class A	1,500	9,873
Kingdee International Software Group Co. Ltd. (a)	33,000	36,237
Nemetschek SE	380	36,901
Nice Ltd. (a)	414	70,582
Open Text Corp.	1,748	49,443
Oracle Financial Services Software Ltd.	230	34,359
Sage Group PLC	6,629	105,686
SAP SE	6,749	1,659,519
Sapiens International Corp. NV	813	21,845
	Number of Shares	Fair Value
Shanghai Baosight Software Co. Ltd., Class A	2,246	$8,951
Shanghai Baosight Software Co. Ltd., Class B	10,524	16,891
Temenos AG	368	26,040
WiseTech Global Ltd.	1,211	90,770
Xero Ltd. (a)	955	99,668
Yonyou Network Technology Co. Ltd., Class A (a)	2,600	3,800
		2,977,400
Asset Management & Custody Banks - 0.2%
3i Group PLC	6,270	279,865
Amundi SA (d)	377	25,063
Brookfield Asset Management Ltd., Class A	2,337	126,681
Brookfield Corp.	8,821	506,738
CVC Capital Partners PLC (a)(d)	1,399	30,799
EQT AB	2,451	67,844
Hargreaves Lansdown PLC	2,195	30,184
HDFC Asset Management Co. Ltd. (d)	1,229	60,278
IGM Financial, Inc.	521	16,631
Julius Baer Group Ltd.	1,361	88,416
Onex Corp.	400	31,228
Partners Group Holding AG	149	202,676
Patria Investments Ltd., Class A	1,408	16,375
Reinet Investments SCA	2,142	50,759
Schroders PLC	4,889	19,814
		1,553,351
Automobile Manufacturers - 0.5%
Bayerische Motoren Werke AG	1,908	156,002
BYD Co. Ltd., Class A	1,400	53,902
BYD Co. Ltd., Class H	15,000	514,808
Chongqing Changan Automobile Co. Ltd., Class A	12,314	22,409
Ferrari NV	813	346,789
Ford Otomotiv Sanayi AS	1,006	26,658
Geely Automobile Holdings Ltd.	88,000	167,890
Great Wall Motor Co. Ltd., Class A	800	2,869
Great Wall Motor Co. Ltd., Class H	33,533	58,968
Guangzhou Automobile Group Co. Ltd., Class A	10,000	12,722

See Notes to Schedule of Investments and Notes to Financial Statements.
42	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Honda Motor Co. Ltd.	28,924	$275,704
Hyundai Motor Co.	1,806	256,399
Isuzu Motors Ltd.	3,400	46,306
Kia Corp.	3,520	238,197
Li Auto, Inc., Class A (a)	17,200	208,027
Mahindra & Mahindra Ltd.	12,626	443,476
Maruti Suzuki India Ltd.	1,751	222,080
Mercedes-Benz Group AG	4,822	268,744
NIO, Inc., Class A (a)	19,043	85,312
Nissan Motor Co. Ltd.	15,500	47,064
Renault SA	1,265	61,631
SAIC Motor Corp. Ltd., Class A	6,300	17,815
Seres Group Co. Ltd., Class A	1,400	25,437
Subaru Corp.	3,500	62,262
Suzuki Motor Corp.	10,300	115,541
Tata Motors Ltd.	26,576	229,755
Toyota Motor Corp.	66,361	1,297,239
XPeng, Inc., Class A (a)	16,800	100,891
Zhejiang Leapmotor Technology Co. Ltd. (a)(d)	4,400	18,437
		5,383,334
Automotive Parts & Equipment - 0.1%
Aisin Corp.	3,000	33,556
Aptiv PLC (a)	1,791	108,320
Bharat Forge Ltd.	3,496	53,065
Bosch Ltd.	117	46,601
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	300	5,454
Continental AG	724	48,769
Denso Corp.	12,460	171,988
Fuyao Glass Industry Group Co. Ltd., Class A	900	7,650
Fuyao Glass Industry Group Co. Ltd., Class H (d)	9,356	67,388
Huayu Automotive Systems Co. Ltd., Class A	1,768	4,241
Huizhou Desay Sv Automotive Co. Ltd., Class A	200	3,000
Hyundai Mobis Co. Ltd.	892	141,861
Magna International, Inc.	1,796	75,027
Ningbo Tuopu Group Co. Ltd., Class A	1,160	7,742
Samvardhana Motherson International Ltd.	39,416	71,877
Sona Blw Precision Forgings Ltd. (d)	5,573	38,718
	Number of Shares	Fair Value
Sumitomo Electric Industries Ltd.	4,666	$83,514
Tube Investments of India Ltd.	1,528	63,828
		1,032,599
Automotive Retail - 0.0%*
Abu Dhabi National Oil Co. for Distribution PJSC	42,932	41,143
Empresas Copec SA	5,414	33,116
Hotai Motor Co. Ltd.	3,940	74,391
Vibra Energia SA	15,800	45,626
Zhongsheng Group Holdings Ltd.	17,000	30,551
		224,827
Biotechnology - 0.1%
ADC Therapeutics SA (a)	2,678	5,329
Akeso, Inc. (a)(d)	8,000	62,513
Alteogen, Inc. (a)	605	125,682
Argenx SE (a)	385	239,200
Artiva Biotherapeutics, Inc. (a)	418	4,213
Aurinia Pharmaceuticals, Inc. (a)	3,499	31,421
BeiGene Ltd. (a)	9,800	137,766
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	112	1,075
Celltrion, Inc.	2,282	287,576
Chongqing Zhifei Biological Products Co. Ltd., Class A	3,150	11,284
Fennec Pharmaceuticals, Inc. (a)	762	4,816
Genmab AS (a)	415	86,641
Grifols SA (a)	1,793	16,985
Hualan Biological Engineering, Inc., Class A	2,038	4,678
Imeik Technology Development Co. Ltd., Class A	420	10,441
Innovent Biologics, Inc. (a)(d)	17,000	80,098
PharmaEssentia Corp. (a)	3,000	56,277
Prothena Corp. PLC (a)	1,094	15,152
Shanghai RAAS Blood Products Co. Ltd., Class A	5,500	5,409
SK Bioscience Co. Ltd. (a)	153	5,209
Swedish Orphan Biovitrum AB (a)	1,209	34,730
Zealand Pharma AS (a)	400	39,777
Zura Bio Ltd. (a)	1,528	3,820
		1,270,092

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	43

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Brewers - 0.1%
Ambev SA	58,200	$110,600
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,458	24,155
Anheuser-Busch InBev SA	5,789	289,235
Asahi Group Holdings Ltd.	9,500	99,779
Carlsberg AS, Class B	629	60,391
China Resources Beer Holdings Co. Ltd.	23,500	76,388
Chongqing Brewery Co. Ltd., Class A	100	858
Heineken Holding NV	853	51,098
Heineken NV	1,896	134,879
Kirin Holdings Co. Ltd.	5,100	66,297
Tsingtao Brewery Co. Ltd., Class A	800	8,818
Tsingtao Brewery Co. Ltd., Class H	8,924	65,253
		987,751
Broadline Retail - 0.6%
Alibaba Group Holding Ltd.	224,800	2,384,608
Allegro.eu SA (a)(d)	9,220	60,413
Canadian Tire Corp. Ltd., Class A	343	36,065
Central Retail Corp. PCL NVDR	36,775	36,416
Coupang, Inc. (a)	7,300	160,454
Dollarama, Inc.	1,806	176,155
Falabella SA (a)	12,015	42,445
Global-e Online Ltd. (a)	600	32,718
GoTo Gojek Tokopedia Tbk. PT (a)	9,447,100	40,778
JD.com, Inc., Class A	33,926	593,971
MINISO Group Holding Ltd. ADR	1,400	33,446
Naspers Ltd., N Shares	2,322	513,525
Next PLC	784	93,259
Pan Pacific International Holdings Corp.	2,500	67,997
PDD Holdings, Inc. ADR (a)	9,557	926,933
Prosus NV	8,819	350,215
Rakuten Group, Inc. (a)	9,900	53,399
Vipshop Holdings Ltd. ADR	5,234	70,502
Wesfarmers Ltd.	7,313	323,877
Woolworths Holdings Ltd.	14,667	48,462
Zhejiang China Commodities City Group Co. Ltd., Class A	9,800	17,901
		6,063,539
	Number of Shares	Fair Value
Building Products - 0.1%
AGC, Inc.	1,300	$38,019
Assa Abloy AB, Class B	6,444	190,583
Astral Ltd.	2,345	45,256
Beijing New Building Materials PLC, Class A	1,600	6,606
Cie de Saint-Gobain SA	2,921	259,216
Daikin Industries Ltd.	1,652	192,984
Geberit AG	220	124,946
Kingspan Group PLC	1,021	74,483
Nibe Industrier AB, Class B	8,600	33,653
Rockwool AS, Class B	57	20,276
TOTO Ltd.	900	21,586
		1,007,608
Cargo Ground Transportation - 0.0%*
TFI International, Inc.	529	71,446
Casinos & Gaming - 0.1%
Aristocrat Leisure Ltd.	3,728	157,788
Entain PLC	4,168	35,872
Evolution AB (d)	1,115	86,098
Galaxy Entertainment Group Ltd.	13,000	55,227
Genting Bhd.	23,100	19,941
Genting Malaysia Bhd.	54,700	27,646
Genting Singapore Ltd.	36,800	20,636
La Francaise des Jeux SACA (d)	624	24,050
Lottery Corp. Ltd.	14,650	44,808
OPAP SA	2,455	39,912
Sands China Ltd. (a)	14,800	39,820
Super Group SGHC Ltd.	3,877	24,154
		575,952
Coal & Consumable Fuels - 0.1%
Alamtri Resources Indonesia Tbk. PT	172,900	26,036
Cameco Corp.	2,864	147,183
China Coal Energy Co. Ltd., Class H	29,000	34,682
China Shenhua Energy Co. Ltd., Class A	7,500	44,419
China Shenhua Energy Co. Ltd., Class H	41,990	181,626
Coal India Ltd.	27,753	124,528
Encore Energy Corp. (a)	5,103	17,401
Exxaro Resources Ltd.	3,784	31,674
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	3,800	10,135

See Notes to Schedule of Investments and Notes to Financial Statements.
44	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Inner Mongolia Yitai Coal Co. Ltd., Class B	16,500	$34,040
Shaanxi Coal Industry Co. Ltd., Class A	8,900	28,198
Shanxi Coking Coal Energy Group Co. Ltd., Class A	3,800	4,265
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	5,200	10,171
United Tractors Tbk. PT	26,500	44,084
Yankuang Energy Group Co. Ltd., Class A	4,485	8,657
Yankuang Energy Group Co. Ltd., Class H	42,900	49,428
		796,527
Commercial Printing - 0.0%*
Cimpress PLC (a)	453	32,489
Dai Nippon Printing Co. Ltd.	2,400	33,625
TOPPAN Holdings, Inc.	1,500	39,839
		105,953
Commodity Chemicals - 0.1%
Advanced Petrochemical Co. (a)	1,511	12,909
Asahi Kasei Corp.	8,300	57,256
Barito Pacific Tbk. PT	343,388	19,527
Chandra Asri Pacific Tbk. PT	103,400	48,183
Enchem Co. Ltd. (a)	147	13,132
Formosa Chemicals & Fibre Corp.	50,000	41,636
Formosa Plastics Corp.	54,000	58,473
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,860	4,996
Hengli Petrochemical Co. Ltd., Class A	7,500	15,681
Huafon Chemical Co. Ltd., Class A	4,900	5,460
Jiangsu Eastern Shenghong Co. Ltd., Class A	4,600	5,144
Kumho Petrochemical Co. Ltd.	181	11,084
LB Group Co. Ltd., Class A	2,100	5,054
LG Chem Ltd.	720	120,623
Lotte Chemical Corp.	184	7,433
Mesaieed Petrochemical Holding Co.	65,734	26,990
Mitsui Chemicals, Inc.	1,000	21,855
Nan Ya Plastics Corp.	68,000	62,017
Orica Ltd.	3,204	32,891
Orion SA	1,496	23,622
	Number of Shares	Fair Value
Petronas Chemicals Group Bhd.	36,200	$41,855
PTT Global Chemical PCL NVDR	35,138	25,040
Rongsheng Petrochemical Co. Ltd., Class A	13,350	16,457
Sahara International Petrochemical Co.	5,604	37,107
Sasa Polyester Sanayi AS (a)	120,688	13,891
Satellite Chemical Co. Ltd., Class A	3,525	9,022
Saudi Aramco Base Oil Co.	696	20,709
Saudi Basic Industries Corp.	11,548	205,918
Saudi Industrial Investment Group	6,465	28,734
Saudi Kayan Petrochemical Co. (a)	11,878	22,192
SKC Co. Ltd. (a)	278	19,567
Solar Industries India Ltd.	367	41,938
Supreme Industries Ltd.	1,101	60,449
Tongkun Group Co. Ltd., Class A	3,400	5,465
Toray Industries, Inc.	9,100	57,688
Yanbu National Petrochemical Co.	3,867	38,903
Yunnan Energy New Material Co. Ltd., Class A	500	2,179
Zhejiang Juhua Co. Ltd., Class A	500	1,643
		1,242,723
Communications Equipment - 0.1%
Accton Technology Corp.	7,000	165,048
BYD Electronic International Co. Ltd.	10,020	54,241
Guangzhou Haige Communications Group, Inc. Co., Class A	12,900	19,293
Nokia OYJ	34,207	151,261
Telefonaktiebolaget LM Ericsson, Class B	18,283	148,260
Yealink Network Technology Corp. Ltd., Class A	1,540	8,097
Zhongji Innolight Co. Ltd., Class A	700	11,776
ZTE Corp., Class A	6,900	37,970
ZTE Corp., Class H	10,000	31,347
		627,293

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	45

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	1,149	$57,633
Bouygues SA	1,255	37,089
Budimex SA	173	19,553
China Communications Services Corp. Ltd., Class H	45,733	26,847
China Energy Engineering Corp. Ltd., Class A	34,900	10,886
China National Chemical Engineering Co. Ltd., Class A	10,700	12,082
China Railway Group Ltd., Class A	24,800	21,586
China Railway Group Ltd., Class H	43,000	21,921
China State Construction Engineering Corp. Ltd., Class A	41,900	34,244
China State Construction International Holdings Ltd.	32,000	50,505
Eiffage SA	484	42,460
Gamuda Bhd.	58,208	61,703
Kajima Corp.	2,500	45,340
Larsen & Toubro Ltd.	8,943	376,846
Metallurgical Corp. of China Ltd., Class A	24,100	10,833
Obayashi Corp.	4,300	56,686
Power Construction Corp. of China Ltd., Class A	21,000	15,618
Rail Vikas Nigam Ltd.	7,434	36,704
Samsung E&A Co. Ltd. (a)	2,064	23,007
Sichuan Road & Bridge Group Co. Ltd., Class A	9,800	9,718
Skanska AB, Class B	2,240	47,164
Stantec, Inc.	700	54,892
Taisei Corp.	1,100	46,143
Vinci SA	3,224	332,977
Voltas Ltd.	2,396	50,094
WSP Global, Inc.	864	151,966
		1,654,497
Construction Machinery & Heavy Transportation Equipment - 0.2%
Alstom SA (a)	2,278	50,857
Ashok Leyland Ltd.	21,250	54,730
China CSSC Holdings Ltd., Class A	4,000	19,593
CRRC Corp. Ltd., Class A	30,500	34,814
CRRC Corp. Ltd., Class H	50,000	32,248
Cummins India Ltd.	2,012	76,942
	Number of Shares	Fair Value
Daimler Truck Holding AG	3,250	$124,440
Doosan Bobcat, Inc.	610	17,110
Epiroc AB, Class A	4,337	75,683
Epiroc AB, Class B	2,212	34,555
Hanwha Ocean Co. Ltd. (a)	1,048	26,320
HD Hyundai Heavy Industries Co. Ltd. (a)	392	75,917
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	620	95,350
Hitachi Construction Machinery Co. Ltd.	600	13,314
Hyundai Rotem Co. Ltd. (a)	1,335	44,784
Knorr-Bremse AG	478	34,682
Komatsu Ltd.	5,814	158,573
Metso OYJ	4,104	38,194
Samsung Heavy Industries Co. Ltd. (a)	9,725	74,197
Sany Heavy Industry Co. Ltd., Class A	5,300	11,897
Sinotruk Hong Kong Ltd.	8,000	23,481
Toyota Industries Corp.	1,100	88,572
Volvo AB, Class A	1,234	30,200
Volvo AB, Class B	10,227	248,867
Weichai Power Co. Ltd., Class H	31,401	48,023
XCMG Construction Machinery Co. Ltd., Class A	9,300	10,046
Yangzijiang Shipbuilding Holdings Ltd.	17,000	37,260
Zhuzhou CRRC Times Electric Co. Ltd., Class H	7,200	30,402
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	8,700	8,568
		1,619,619
Construction Materials - 0.1%
Ambuja Cements Ltd.	8,726	54,610
Anhui Conch Cement Co. Ltd., Class A	2,769	8,969
Anhui Conch Cement Co. Ltd., Class H	19,581	50,112
Asia Cement Corp.	35,000	43,130
Cemex SAB de CV	216,000	121,335
China Jushi Co. Ltd., Class A	4,114	6,383
China National Building Material Co. Ltd., Class H	59,243	26,998
Grasim Industries Ltd.	3,772	107,621
Heidelberg Materials AG	899	111,046
Shree Cement Ltd.	110	33,013

See Notes to Schedule of Investments and Notes to Financial Statements.
46	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Siam Cement PCL NVDR (b)	10,598	$52,060
TCC Group Holdings Co. Ltd.	95,595	92,433
UltraTech Cement Ltd.	1,651	220,349
		928,059
Consumer Electronics - 0.1%
Dixon Technologies India Ltd.	406	85,058
LG Electronics, Inc.	1,500	84,276
Panasonic Holdings Corp.	15,300	156,559
Sony Group Corp.	40,345	851,294
		1,177,187
Consumer Finance - 0.1%
Bajaj Finance Ltd.	3,652	291,047
Cholamandalam Investment & Finance Co. Ltd.	6,102	84,527
Krungthai Card PCL	18,400	26,983
Muthoot Finance Ltd.	1,581	39,448
Qifu Technology, Inc. ADR	1,500	57,570
SBI Cards & Payment Services Ltd.	3,309	25,658
Shriram Finance Ltd.	4,071	137,381
Sundaram Finance Ltd.	1,179	57,063
		719,677
Consumer Staples Merchandise Retail - 0.0%*
Aeon Co. Ltd.	4,275	100,167
Carrefour SA	3,402	48,368
Cencosud SA	15,092	33,371
Wal-Mart de Mexico SAB de CV	68,286	180,266
		362,172
Copper - 0.0%*
Amman Mineral Internasional PT (a)	93,100	48,831
Antofagasta PLC	2,595	51,675
First Quantum Minerals Ltd. (a)	4,667	60,130
Jiangxi Copper Co. Ltd., Class A	300	843
Jiangxi Copper Co. Ltd., Class H	16,782	26,919
KGHM Polska Miedz SA	1,925	53,631
Lundin Mining Corp.	4,344	37,363
MAC Copper Ltd., Class A (a)	1,423	15,112
Southern Copper Corp.	1,727	157,382
	Number of Shares	Fair Value
Tongling Nonferrous Metals Group Co. Ltd., Class A	7,200	$3,168
		455,054
Data Processing & Outsourced Services - 0.0%*
Computershare Ltd.	3,490	73,360
Teleperformance SE	357	30,727
WNS Holdings Ltd. (a)	1,135	53,788
		157,875
Distillers & Vintners - 0.1%
Anhui Gujing Distillery Co. Ltd., Class A	400	9,442
Anhui Gujing Distillery Co. Ltd., Class B	1,900	27,397
Davide Campari-Milano NV	4,054	25,363
Diageo PLC	14,351	456,070
Jiangsu King's Luck Brewery JSC Ltd., Class A	1,400	8,625
Jiangsu Yanghe Distillery Co. Ltd., Class A	1,700	19,342
Kweichow Moutai Co. Ltd., Class A	1,100	228,346
Luzhou Laojiao Co. Ltd., Class A	1,500	25,581
Pernod Ricard SA	1,334	150,568
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,040	26,095
Treasury Wine Estates Ltd.	5,368	37,656
United Spirits Ltd.	4,104	77,918
Wuliangye Yibin Co. Ltd., Class A	3,300	62,948
		1,155,351
Distributors - 0.0%*
D'ieteren Group	133	22,132
GigaCloud Technology, Inc., Class A (a)	674	12,482
		34,614
Diversified Banks - 3.2%
ABN AMRO Bank NV (d)	2,874	44,313
Absa Group Ltd.	11,873	119,391
Abu Dhabi Commercial Bank PJSC	40,850	115,887
Abu Dhabi Islamic Bank PJSC	21,200	79,766
Agricultural Bank of China Ltd., Class A	91,347	66,443
Agricultural Bank of China Ltd., Class H	367,717	209,706

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	47

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
AIB Group PLC	11,423	$63,046
Akbank TAS	45,252	82,991
Al Rajhi Bank	26,610	669,960
Alinma Bank	17,726	136,575
Alior Bank SA	1,528	31,817
Alpha Services & Holdings SA	31,696	53,072
AMMB Holdings Bhd.	37,400	45,835
ANZ Group Holdings Ltd.	19,201	339,292
Arab National Bank	9,282	52,074
Axis Bank Ltd.	30,726	382,111
Banco Bilbao Vizcaya Argentaria SA	37,153	363,637
Banco BPM SpA	8,477	68,612
Banco Bradesco SA	18,367	31,633
Banco de Chile	661,610	75,195
Banco de Credito e Inversiones SA	1,327	36,813
Banco de Sabadell SA	35,807	69,596
Banco do Brasil SA	18,800	73,552
Banco Santander Chile	908,860	43,204
Banco Santander SA	99,961	462,119
Bancolombia SA	3,113	26,569
Bank AlBilad	9,206	95,676
Bank Al-Jazira (a)	8,423	41,920
Bank Central Asia Tbk. PT	750,200	450,959
Bank Hapoalim BM	8,397	101,447
Bank Leumi Le-Israel BM	9,924	118,070
Bank Mandiri Persero Tbk. PT	529,200	186,280
Bank Negara Indonesia Persero Tbk. PT	227,100	61,119
Bank of Baroda	14,528	40,819
Bank of Beijing Co. Ltd., Class A	31,600	26,471
Bank of China Ltd., Class A	42,794	32,118
Bank of China Ltd., Class H	957,868	489,542
Bank of Communications Co. Ltd., Class A	29,600	31,328
Bank of Communications Co. Ltd., Class H	123,127	101,286
Bank of Ireland Group PLC	6,407	58,423
Bank of Montreal	4,706	456,628
Bank of Nova Scotia	7,981	428,350
Bank of NT Butterfield & Son Ltd.	1,173	42,873
Bank of Shanghai Co. Ltd., Class A	9,900	12,339
Bank of the Philippine Islands	26,292	55,452
Bank Polska Kasa Opieki SA	2,492	83,291
Bank Rakyat Indonesia Persero Tbk. PT	945,509	238,692
	Number of Shares	Fair Value
Banque Saudi Fransi	17,167	$72,371
Barclays PLC	93,632	314,445
BDO Unibank, Inc.	33,772	83,544
BNP Paribas SA	6,562	402,397
BOC Hong Kong Holdings Ltd.	24,500	78,692
Boubyan Bank KSCP	21,162	38,508
BPER Banca SpA	6,550	41,761
CaixaBank SA	26,310	142,650
Canadian Imperial Bank of Commerce	6,081	384,470
Canara Bank	34,018	39,782
Capitec Bank Holdings Ltd.	1,242	206,298
Chang Hwa Commercial Bank Ltd.	71,542	38,952
China CITIC Bank Corp. Ltd., Class H	116,881	80,800
China Common Rich Renewable Energy Investments Ltd. (a)(e)**	64,000	—
China Construction Bank Corp., Class A	3,400	4,071
China Construction Bank Corp., Class H	1,338,000	1,116,155
China Everbright Bank Co. Ltd., Class A	34,220	18,039
China Everbright Bank Co. Ltd., Class H	46,883	18,227
China Merchants Bank Co. Ltd., Class A	17,100	91,539
China Merchants Bank Co. Ltd., Class H	56,000	288,364
China Minsheng Banking Corp. Ltd., Class A	46,100	25,934
China Minsheng Banking Corp. Ltd., Class H	65,700	29,095
China Zheshang Bank Co. Ltd., Class A	23,140	9,172
CIMB Group Holdings Bhd.	99,294	182,089
Commercial Bank PSQC	43,434	51,892
Commercial International Bank - Egypt (CIB)	24,801	38,302
Commerzbank AG	6,238	102,409
Commonwealth Bank of Australia	10,812	1,025,894
Credicorp Ltd.	1,000	183,320
Credit Agricole SA	6,964	95,837
CTBC Financial Holding Co. Ltd.	227,000	270,729
Danske Bank AS	4,540	128,678
DBS Group Holdings Ltd.	12,841	411,529
DNB Bank ASA	5,894	117,940

See Notes to Schedule of Investments and Notes to Financial Statements.
48	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Dubai Islamic Bank PJSC	40,434	$78,049
E.Sun Financial Holding Co. Ltd.	180,626	148,481
Emirates NBD Bank PJSC	26,659	155,684
Erste Group Bank AG	2,216	137,115
Eurobank Ergasias Services & Holdings SA, Class A	36,727	84,809
FinecoBank Banca Fineco SpA	4,021	70,154
First Abu Dhabi Bank PJSC	55,739	208,506
First Financial Holding Co. Ltd.	165,164	136,526
Grupo Financiero Banorte SAB de CV, Class O	35,900	231,308
Grupo Financiero Inbursa SAB de CV, Class O (a)	26,000	54,256
Gulf Bank KSCP	29,631	31,332
Haci Omer Sabanci Holding AS	10,499	28,504
Hana Financial Group, Inc.	3,984	152,441
Hang Seng Bank Ltd.	5,000	61,503
HDFC Bank Ltd.	77,648	1,607,899
Hong Leong Bank Bhd.	9,800	45,060
HSBC Holdings PLC	117,613	1,156,735
Hua Nan Financial Holdings Co. Ltd.	123,309	98,355
Huaxia Bank Co. Ltd., Class A	22,200	24,221
ICICI Bank Ltd.	71,241	1,066,488
IDFC First Bank Ltd. (a)	53,047	39,122
IndusInd Bank Ltd.	4,200	47,103
Industrial & Commercial Bank of China Ltd., Class A	67,200	63,342
Industrial & Commercial Bank of China Ltd., Class H	936,505	628,118
Industrial Bank Co. Ltd., Class A	21,300	55,589
Industrial Bank of Korea	3,268	31,681
ING Groep NV	21,288	333,522
Inter & Co., Inc., Class A	3,900	16,458
Intesa Sanpaolo SpA	94,295	378,072
Israel Discount Bank Ltd., Class A	8,184	55,973
Japan Post Bank Co. Ltd.	9,500	89,896
KakaoBank Corp.	2,013	28,442
Kasikornbank PCL	9,700	44,240
KB Financial Group, Inc.	5,055	284,652
KBC Group NV	1,511	116,628
Komercni Banka AS	1,151	40,222
Kotak Mahindra Bank Ltd.	15,299	319,163
Krung Thai Bank PCL NVDR (b)	63,077	38,809
Kuwait Finance House KSCP	142,861	345,684
	Number of Shares	Fair Value
Lloyds Banking Group PLC	403,688	$276,956
Malayan Banking Bhd.	68,189	156,157
Masraf Al Rayan QSC	85,716	57,984
mBank SA (a)	258	34,308
Mediobanca Banca di Credito Finanziario SpA	3,289	48,016
Mega Financial Holding Co. Ltd.	155,795	183,906
Metropolitan Bank & Trust Co.	25,640	31,750
Mitsubishi UFJ Financial Group, Inc.	71,682	837,851
Mizrahi Tefahot Bank Ltd.	1,020	44,118
Mizuho Financial Group, Inc.	15,600	381,284
Moneta Money Bank AS (d)	6,354	32,356
National Australia Bank Ltd.	19,832	455,550
National Bank of Canada	2,189	199,448
National Bank of Greece SA	11,109	88,116
National Bank of Kuwait SAKP	110,821	322,075
NatWest Group PLC	46,464	233,988
Nedbank Group Ltd.	6,277	93,709
Nordea Bank Abp	20,301	221,432
NU Holdings Ltd., Class A (a)	60,860	630,510
OTP Bank Nyrt	3,027	165,401
Oversea-Chinese Banking Corp. Ltd.	21,830	267,074
Ping An Bank Co. Ltd., Class A	20,300	32,352
Piraeus Financial Holdings SA	15,242	60,765
Postal Savings Bank of China Co. Ltd., Class A	34,100	26,383
Postal Savings Bank of China Co. Ltd., Class H (d)	97,675	57,589
Powszechna Kasa Oszczednosci Bank Polski SA	10,998	159,199
Public Bank Bhd.	209,200	213,340
Punjab National Bank	29,593	35,527
Qatar International Islamic Bank QSC	14,405	43,124
Qatar Islamic Bank QPSC	25,837	151,573
Qatar National Bank QPSC	58,423	277,433
RHB Bank Bhd.	27,771	40,245
Riyad Bank	19,133	145,634
Royal Bank of Canada	9,142	1,101,718
Santander Bank Polska SA	547	60,715
Saudi Awwal Bank	14,327	128,308
Saudi Investment Bank	9,608	37,078
Saudi National Bank	39,604	352,045
Sberbank of Russia PJSC (e)**	192,160	—

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	49

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
SCB X PCL NVDR	13,396	$46,117
Shanghai Commercial & Savings Bank Ltd.	54,565	65,908
Shanghai Pudong Development Bank Co. Ltd., Class A	23,100	32,377
Shanghai Rural Commercial Bank Co. Ltd., Class A	18,800	21,792
Shinhan Financial Group Co. Ltd.	6,110	198,128
SinoPac Financial Holdings Co. Ltd.	153,669	107,338
Skandinaviska Enskilda Banken AB, Class A	10,445	143,328
Societe Generale SA	4,741	133,337
Standard Bank Group Ltd.	18,972	222,959
Standard Chartered PLC	13,831	171,245
State Bank of India	23,303	216,376
Sumitomo Mitsui Financial Group, Inc.	24,099	579,062
Sumitomo Mitsui Trust Group, Inc.	4,300	100,564
Svenska Handelsbanken AB, Class A	9,600	99,251
Swedbank AB, Class A	5,588	110,486
Taishin Financial Holding Co. Ltd.	159,652	84,733
Taiwan Business Bank	102,731	46,533
Taiwan Cooperative Financial Holding Co. Ltd.	158,634	117,580
TCS Group Holding PLC GDR (a)(e)**	500	—
TMBThanachart Bank PCL	400,000	21,821
Toronto-Dominion Bank	11,281	600,289
Turkiye Is Bankasi AS, Class C	109,873	42,072
UniCredit SpA	9,499	380,291
Union Bank of India Ltd.	17,524	24,638
United Overseas Bank Ltd.	8,100	215,711
VTB Bank PJSC (a)(e)**	14,053	—
Westpac Banking Corp.	22,179	443,823
Woori Financial Group, Inc.	7,116	74,144
Yapi ve Kredi Bankasi AS	44,636	38,652
Yes Bank Ltd. (a)	190,554	43,602
		33,631,493
Diversified Capital Markets - 0.1%
Banco BTG Pactual SA	16,608	73,122
Deutsche Bank AG	12,187	210,239
Macquarie Group Ltd.	2,368	324,971
	Number of Shares	Fair Value
Mirae Asset Securities Co. Ltd.	2,723	$14,678
UBS Group AG	21,235	651,079
		1,274,089
Diversified Chemicals - 0.1%
BASF SE	5,874	257,494
Mitsubishi Chemical Group Corp.	8,900	45,004
Ningxia Baofeng Energy Group Co. Ltd., Class A	11,000	25,232
Pidilite Industries Ltd.	2,242	76,055
Sasol Ltd.	9,951	43,912
SRF Ltd.	2,365	61,821
		509,518
Diversified Financial Services - 0.1%
Bajaj Finserv Ltd.	5,397	98,851
FirstRand Ltd.	71,383	287,348
Jio Financial Services Ltd. (a)	40,838	142,481
M&G PLC	14,917	36,962
Meritz Financial Group, Inc.	1,456	102,293
ORIX Corp.	7,600	163,470
Yuanta Financial Holding Co. Ltd.	148,280	153,778
		985,183
Diversified Metals & Mining - 0.3%
Anglo American PLC	8,179	242,154
BHP Group Ltd.	32,769	802,427
Boliden AB	1,800	50,710
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,000	5,781
China Rare Earth Resources & Technology Co. Ltd., Class A	500	1,910
CMOC Group Ltd., Class A	14,500	13,134
CMOC Group Ltd., Class H	57,000	38,524
Critical Metals Corp. (a)	242	1,643
Glencore PLC (a)	66,818	295,735
GMK Norilskiy Nickel PAO (a)(e)**	30,500	—
Grupo Mexico SAB de CV	43,042	204,790
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	4,000	9,208
Ivanhoe Mines Ltd., Class A (a)	4,890	58,005
Korea Zinc Co. Ltd.	70	47,413

See Notes to Schedule of Investments and Notes to Financial Statements.
50	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Lifezone Metals Ltd. (a)	965	$6,707
Merdeka Copper Gold Tbk. PT (a)	198,993	19,932
Mineral Resources Ltd.	1,161	24,620
MMC Norilsk Nickel PJSC ADR (a)(e)**	8,131	—
MMG Ltd. (a)	96,000	31,638
Rio Tinto Ltd.	2,457	178,686
Rio Tinto PLC	7,272	430,145
Saudi Arabian Mining Co. (a)	17,134	229,371
South32 Ltd.	29,805	62,743
Sumitomo Metal Mining Co. Ltd.	1,600	36,521
Teck Resources Ltd., Class B	2,998	121,488
Vedanta Ltd.	19,712	102,332
Western Mining Co. Ltd., Class A	1,400	3,065
Yunnan Tin Co. Ltd., Class A	1,000	1,911
		3,020,593
Diversified Real Estate Activities - 0.1%
Aldar Properties PJSC	54,631	114,228
Ayala Land, Inc.	94,900	42,714
Barwa Real Estate Co.	31,838	24,746
Daito Trust Construction Co. Ltd.	400	44,771
Daiwa House Industry Co. Ltd.	3,800	116,802
DLF Ltd.	10,611	102,239
Hainan Airport Infrastructure Co. Ltd., Class A (a)	9,000	4,634
Mitsubishi Estate Co. Ltd.	7,100	98,676
Mitsui Fudosan Co. Ltd.	17,100	136,915
Phoenix Mills Ltd.	2,078	39,660
Sumitomo Realty & Development Co. Ltd.	2,000	62,271
Sun Hung Kai Properties Ltd.	9,500	91,295
Wharf Holdings Ltd.	6,000	16,877
		895,828
Diversified REITs - 0.0%*
Covivio SA	337	17,015
Fibra Uno Administracion SA de CV	40,600	40,458
GPT Group	12,641	34,203
Land Securities Group PLC	4,666	34,127
Mirvac Group	25,990	30,172
Stockland	15,712	46,695
		202,670
	Number of Shares	Fair Value
Diversified Support Services - 0.0%*
Brambles Ltd.	9,167	$109,202
Element Fleet Management Corp.	2,584	52,212
Indian Railway Catering & Tourism Corp. Ltd.	3,671	33,741
RB Global, Inc.	2,348	211,813
		406,968
Drug Retail - 0.0%*
Alibaba Health Information Technology Ltd. (a)	64,000	27,353
Clicks Group Ltd.	3,394	67,106
JD Health International, Inc. (a)(d)	14,100	51,006
MatsukiyoCocokara & Co.	2,100	30,610
Nahdi Medical Co.	553	17,308
Raia Drogasil SA	18,324	65,254
		258,637
Education Services - 0.0%*
New Oriental Education & Technology Group, Inc.	20,200	127,291
Pearson PLC	3,946	63,356
TAL Education Group ADR (a)	6,400	64,128
		254,775
Electric Utilities - 0.3%
Acciona SA	150	16,884
BKW AG	129	21,403
Centrais Eletricas Brasileiras SA	17,727	97,934
CEZ AS	2,290	90,142
Chubu Electric Power Co., Inc.	3,700	38,863
CK Infrastructure Holdings Ltd.	4,000	29,738
CLP Holdings Ltd.	11,000	92,470
CPFL Energia SA	2,500	12,784
EDP SA	20,654	66,108
Elia Group SA	178	13,713
Emera, Inc.	1,898	70,908
Endesa SA	2,102	45,208
Enel Americas SA	79,240	6,960
Enel Chile SA	508,946	29,426
Enel SpA	52,437	374,073
Energisa SA	4,267	25,196
Equatorial Energia SA	16,258	72,107
Fortis, Inc.	3,294	136,803
Fortum OYJ	2,953	41,327
Hydro One Ltd. (d)	2,170	66,796

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	51

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Iberdrola SA	39,017	$537,348
Inter RAO UES PJSC (e)**	467,243	—
Interconexion Electrica SA ESP	8,314	31,516
Kansai Electric Power Co., Inc.	6,100	67,691
Korea Electric Power Corp. (a)	3,729	50,516
Manila Electric Co.	4,030	33,998
Mercury NZ Ltd.	4,340	14,224
Origin Energy Ltd.	11,339	76,524
PGE Polska Grupa Energetyczna SA (a)	10,086	14,851
Power Assets Holdings Ltd.	8,500	59,308
Power Grid Corp. of India Ltd.	64,839	233,792
Public Power Corp. SA	3,076	39,305
Redeia Corp. SA	2,671	45,636
Saudi Electricity Co.	10,865	48,868
SSE PLC	7,085	142,327
Tata Power Co. Ltd.	20,998	96,242
Tenaga Nasional Bhd.	37,000	123,623
Terna - Rete Elettrica Nazionale	9,261	73,154
Tokyo Electric Power Co. Holdings, Inc. (a)	8,700	26,036
Torrent Power Ltd.	2,511	43,582
Verbund AG	449	32,546
		3,139,930
Electrical Components & Equipment - 0.2%
ABB Ltd.	10,208	552,007
CG Power & Industrial Solutions Ltd.	8,878	75,492
CNGR Advanced Material Co. Ltd., Class A	280	1,378
Contemporary Amperex Technology Co. Ltd., Class A	3,800	137,683
Ecopro BM Co. Ltd. (a)	697	51,035
Ecopro Co. Ltd. (a)	1,423	54,560
Ecopro Materials Co. Ltd. (a)	208	9,063
Eve Energy Co. Ltd., Class A	2,500	15,916
Fortune Electric Co. Ltd.	2,200	37,780
Freyr Battery, Inc. (a)	2,663	6,871
Fuji Electric Co. Ltd.	800	42,820
Fujikura Ltd.	1,700	69,485
GEM Co. Ltd., Class A	7,800	6,938
Ginlong Technologies Co. Ltd., Class A	300	2,496
Goneo Group Co. Ltd., Class A	580	5,549
	Number of Shares	Fair Value
Gotion High-tech Co. Ltd., Class A	1,800	$5,203
Havells India Ltd.	3,576	69,967
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,400	8,582
L&F Co. Ltd. (a)	299	16,164
Legrand SA	1,684	163,985
LG Energy Solution Ltd. (a)	603	140,822
LS Electric Co. Ltd.	240	25,977
NIDEC Corp.	5,500	98,905
Polycab India Ltd.	626	53,175
POSCO Future M Co. Ltd.	444	41,948
Prysmian SpA	1,799	115,090
Sungrow Power Supply Co. Ltd., Class A	2,660	26,750
Sunwoda Electronic Co. Ltd., Class A	800	2,431
TBEA Co. Ltd., Class A	5,460	9,475
Voltronic Power Technology Corp.	1,000	56,734
Walsin Lihwa Corp.	39,000	28,193
WEG SA	23,946	204,542
Zhejiang Chint Electrics Co. Ltd., Class A	1,800	5,740
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,530	6,098
		2,148,854
Electronic Components - 0.2%
AUO Corp.	97,200	43,435
Avary Holding Shenzhen Co. Ltd., Class A	2,900	14,410
BOE Technology Group Co. Ltd., Class A	28,600	17,102
Chaozhou Three-Circle Group Co. Ltd., Class A	2,200	11,540
Delta Electronics Thailand PCL NVDR	44,745	198,298
Delta Electronics, Inc.	27,000	354,543
E Ink Holdings, Inc.	12,000	99,925
Innolux Corp.	110,293	48,276
Kyocera Corp.	8,500	84,349
Largan Precision Co. Ltd.	1,000	81,593
Lens Technology Co. Ltd., Class A	4,960	14,796
LG Display Co. Ltd. (a)	4,924	30,050
LG Innotek Co. Ltd.	236	25,544
Lingyi iTech Guangdong Co., Class A	8,000	8,718
Luxshare Precision Industry Co. Ltd., Class A	5,600	31,091

See Notes to Schedule of Investments and Notes to Financial Statements.
52	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Maxscend Microelectronics Co. Ltd., Class A	128	$1,564
Murata Manufacturing Co. Ltd.	10,900	173,130
Omron Corp.	997	33,610
Samsung Electro-Mechanics Co. Ltd.	814	67,516
Samsung SDI Co. Ltd. (a)	784	129,586
Shengyi Technology Co. Ltd., Class A	1,400	4,586
Shennan Circuits Co. Ltd., Class A	800	13,621
Sunny Optical Technology Group Co. Ltd.	9,200	81,543
TDK Corp.	12,500	161,172
Unimicron Technology Corp.	20,000	86,016
Yageo Corp.	6,143	101,370
Zhen Ding Technology Holding Ltd.	9,665	35,376
		1,952,760
Electronic Equipment & Instruments - 0.1%
Halma PLC	2,499	84,159
Hexagon AB, Class B	13,665	130,638
Keyence Corp.	1,282	521,710
Shimadzu Corp.	1,600	44,834
SUPCON Technology Co. Ltd., Class A	1,570	10,622
TCL Technology Group Corp., Class A	14,329	9,817
Wuhan Guide Infrared Co. Ltd., Class A	4,550	4,605
Yokogawa Electric Corp.	1,500	31,942
Zhejiang Dahua Technology Co. Ltd., Class A	2,800	6,102
		844,429
Electronic Manufacturing Services - 0.1%
AAC Technologies Holdings, Inc.	9,000	43,448
Fabrinet (a)	968	212,844
Foxconn Industrial Internet Co. Ltd., Class A	10,800	31,628
GoerTek, Inc., Class A	2,448	8,606
Hon Hai Precision Industry Co. Ltd.	173,000	970,947
Wingtech Technology Co. Ltd., Class A	1,200	6,339
		1,273,812
	Number of Shares	Fair Value
Environmental & Facilities Services - 0.0%*
Rentokil Initial PLC	16,681	$83,732
Zhejiang Weiming Environment Protection Co. Ltd., Class A	2,300	6,777
		90,509
Fertilizers & Agricultural Chemicals - 0.0%*
ICL Group Ltd.	4,659	23,016
Nutrien Ltd.	3,174	141,949
PhosAgro PJSC (a)(e)**	13	—
PhosAgro PJSC GDR (a)(e)**	1,956	—
PI Industries Ltd.	1,191	51,272
Qinghai Salt Lake Industry Co. Ltd., Class A (a)	3,300	7,399
SABIC Agri-Nutrients Co.	3,397	100,353
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	2,470	7,271
UPL Ltd. (f)	5,686	33,274
UPL Ltd. (a)(f)	710	1,871
Yara International ASA	1,016	26,957
Zangge Mining Co. Ltd., Class A	900	3,399
		396,761
Financial Exchanges & Data - 0.2%
ASX Ltd.	1,276	51,416
B3 SA - Brasil Bolsa Balcao	80,800	134,975
BSE Ltd.	1,136	70,662
Deutsche Boerse AG	1,213	279,328
East Money Information Co. Ltd., Class A	16,188	56,933
Euronext NV (d)	515	57,755
Hithink RoyalFlush Information Network Co. Ltd., Class A	500	19,580
Hong Kong Exchanges & Clearing Ltd.	7,783	295,371
Japan Exchange Group, Inc.	6,500	72,205
London Stock Exchange Group PLC	3,084	435,872
Moscow Exchange MICEX-RTS PJSC (e)**	17,461	—
Saudi Tadawul Group Holding Co.	719	41,486
Singapore Exchange Ltd.	5,636	52,634
TMX Group Ltd.	1,828	56,281
		1,624,498
Food Distributors - 0.0%*
Bid Corp. Ltd.	4,193	95,675

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	53

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
CP Axtra PCL	38,142	$30,484
		126,159
Food Retail - 0.2%
Alimentation Couche-Tard, Inc.	4,884	270,722
Avenue Supermarts Ltd. (a)(d)	1,963	81,668
BIM Birlesik Magazalar AS	6,661	99,556
Coles Group Ltd.	8,822	103,180
CP ALL PCL NVDR	82,277	134,131
Dino Polska SA (a)(d)	680	64,171
Empire Co. Ltd., Class A	828	25,268
Endeavour Group Ltd.	10,019	26,054
George Weston Ltd.	388	60,307
Grupo Comercial Chedraui SA de CV	5,400	32,541
J Sainsbury PLC	10,976	37,610
Jeronimo Martins SGPS SA	1,860	35,535
Kesko OYJ, Class B	1,691	31,894
Kobe Bussan Co. Ltd.	900	19,697
Koninklijke Ahold Delhaize NV	6,145	200,376
Loblaw Cos. Ltd.	1,000	131,532
Marks & Spencer Group PLC	13,499	63,483
Metro, Inc.	1,415	88,696
President Chain Store Corp.	6,000	48,132
Seven & i Holdings Co. Ltd.	14,251	223,685
Shoprite Holdings Ltd.	7,041	109,887
Sumber Alfaria Trijaya Tbk. PT	242,800	42,993
Tesco PLC	44,054	203,203
Woolworths Group Ltd.	7,837	147,946
		2,282,267
Footwear - 0.0%*
Asics Corp.	4,500	87,888
Birkenstock Holding PLC (a)	400	22,664
Feng TAY Enterprise Co. Ltd.	9,600	38,945
Pou Chen Corp.	32,000	36,017
Puma SE	649	29,832
		215,346
Forest Products - 0.0%*
Svenska Cellulosa AB SCA, Class B	3,992	50,700
West Fraser Timber Co. Ltd.	340	29,444
		80,144
Gas Utilities - 0.1%
AltaGas Ltd.	1,960	45,627
APA Group	7,256	31,313
	Number of Shares	Fair Value
Beijing Enterprises Holdings Ltd.	6,500	$22,342
Brookfield Infrastructure Corp., Class A	3,171	126,872
China Gas Holdings Ltd.	43,000	37,476
China Resources Gas Group Ltd.	13,600	53,836
ENN Energy Holdings Ltd.	11,400	81,964
ENN Natural Gas Co. Ltd., Class A	5,300	15,651
GAIL India Ltd.	32,533	72,572
Hong Kong & China Gas Co. Ltd.	73,650	58,879
Kunlun Energy Co. Ltd.	56,000	60,556
Osaka Gas Co. Ltd.	2,400	52,554
Petronas Gas Bhd.	10,349	40,919
Snam SpA	13,272	58,812
Tokyo Gas Co. Ltd.	2,100	58,252
		817,625
Gold - 0.2%
Agnico Eagle Mines Ltd.	3,244	253,664
Anglogold Ashanti PLC	6,510	145,242
Barrick Gold Corp.	11,265	174,591
Caledonia Mining Corp. PLC	465	4,376
Cia de Minas Buenaventura SAA ADR	2,800	32,256
Endeavour Mining PLC	1,117	19,935
Franco-Nevada Corp.	1,234	144,936
Gold Fields Ltd.	11,410	149,412
Harmony Gold Mining Co. Ltd.	8,044	64,233
i-80 Gold Corp. (a)	10,158	4,927
Kinross Gold Corp.	8,121	75,383
Northern Star Resources Ltd.	7,593	72,587
Novagold Resources, Inc. (a)	6,292	20,952
Polyus PJSC GDR (a)(e)**	977	—
Polyus PJSC (a)(e)**	122	—
Shandong Gold Mining Co. Ltd., Class H (d)	14,250	23,041
SSR Mining, Inc. (a)	5,287	36,797
Wheaton Precious Metals Corp.	2,914	163,935
Zhaojin Mining Industry Co. Ltd., Class H	18,000	25,397
Zhongjin Gold Corp. Ltd., Class A	4,900	8,029
Zijin Mining Group Co. Ltd., Class A	22,900	47,163

See Notes to Schedule of Investments and Notes to Financial Statements.
54	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Zijin Mining Group Co. Ltd., Class H	67,119	$122,177
		1,589,033
Healthcare Distributors - 0.0%*
Amplifon SpA	759	19,551
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	900	3,484
Huadong Medicine Co. Ltd., Class A	1,700	8,012
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,700	4,863
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	9,000	14,622
Sinopharm Group Co. Ltd., Class H	18,400	50,453
		100,985
Healthcare Equipment - 0.1%
BioMerieux	255	27,329
Carl Zeiss Meditec AG	239	11,185
Cochlear Ltd.	431	77,356
Demant AS (a)	609	22,407
DiaSorin SpA	120	12,373
Fisher & Paykel Healthcare Corp. Ltd.	3,870	83,258
Getinge AB, Class B	1,408	23,127
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	600	2,982
Koninklijke Philips NV (a)	5,259	132,875
Olympus Corp.	7,800	116,593
Shanghai United Imaging Healthcare Co. Ltd., Class A	832	14,325
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,100	38,207
Siemens Healthineers AG (d)	1,856	97,976
Smith & Nephew PLC	5,755	71,456
Sonova Holding AG	334	109,378
Straumann Holding AG	738	93,093
Sysmex Corp.	3,300	60,576
Terumo Corp.	8,600	166,225
		1,160,721
Healthcare Facilities - 0.1%
Aier Eye Hospital Group Co. Ltd., Class A	10,282	18,557
Apollo Hospitals Enterprise Ltd.	1,378	117,439
	Number of Shares	Fair Value
Bangkok Dusit Medical Services PCL NVDR	115,920	$83,203
Bumrungrad Hospital PCL NVDR	8,260	48,223
Dallah Healthcare Co.	522	20,839
Dr. Sulaiman Al Habib Medical Services Group Co.	1,211	90,372
IHH Healthcare Bhd.	22,100	36,079
Max Healthcare Institute Ltd.	11,058	145,713
Mouwasat Medical Services Co.	1,444	32,705
Ramsay Health Care Ltd.	1,221	26,112
Rede D'Or Sao Luiz SA (d)	13,200	54,314
		673,556
Healthcare Services - 0.0%*
Fresenius Medical Care AG	1,352	61,537
Fresenius SE & Co. KGaA (a)	2,780	96,464
Nano-X Imaging Ltd. (a)	1,523	10,965
Sonic Healthcare Ltd.	3,004	50,237
		219,203
Healthcare Supplies - 0.1%
Coloplast AS, Class B	830	90,906
EssilorLuxottica SA	1,918	467,923
HLB, Inc. (a)	1,676	82,283
Hoya Corp.	2,200	273,355
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	36,400	21,555
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	800	7,721
		943,743
Healthcare Technology - 0.0%*
M3, Inc.	2,700	23,423
Pro Medicus Ltd.	376	58,228
		81,651
Heavy Electrical Equipment - 0.1%
ABB India Ltd.	766	61,845
Bharat Heavy Electricals Ltd.	15,462	41,430
Dongfang Electric Corp. Ltd., Class A	4,000	8,658
Doosan Enerbility Co. Ltd. (a)	6,533	76,808
Goldwind Science & Technology Co. Ltd., Class A	2,800	3,940
HD Hyundai Electric Co. Ltd.	373	95,901

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	55

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Mitsubishi Electric Corp.	12,200	$206,248
NARI Technology Co. Ltd., Class A	6,355	21,831
Shanghai Electric Group Co. Ltd., Class A (a)	15,400	17,012
Siemens Energy AG (a)	4,113	218,210
Suzlon Energy Ltd. (a)	121,840	88,547
Vestas Wind Systems AS (a)	6,640	91,050
		931,480
Highways & Railtracks - 0.0%*
Bangkok Expressway & Metro PCL NVDR	86,474	17,965
CCR SA	12,700	20,907
Getlink SE	1,990	31,744
Jiangsu Expressway Co. Ltd., Class H	26,000	28,718
Promotora y Operadora de Infraestructura SAB de CV	3,155	26,801
Taiwan High Speed Rail Corp.	28,000	23,743
Transurban Group	19,923	165,170
Zhejiang Expressway Co. Ltd., Class H	22,080	15,889
		330,937
Home Building - 0.0%*
Barratt Redrow PLC	9,072	50,003
Berkeley Group Holdings PLC	677	33,067
Persimmon PLC	1,811	27,172
Sekisui House Ltd.	3,958	94,486
Taylor Wimpey PLC	20,099	30,735
		235,463
Home Furnishing Retail - 0.0%*
Nitori Holdings Co. Ltd.	500	59,316
Home Furnishings - 0.0%*
Nien Made Enterprise Co. Ltd.	2,000	22,358
Oppein Home Group, Inc., Class A	500	4,695
		27,053
Home Improvement Retail - 0.0%*
Home Product Center PCL NVDR	95,609	26,191
Kingfisher PLC	10,443	32,527
Mr. DIY Group M Bhd. (d)	42,900	17,749
		76,467
	Number of Shares	Fair Value
Hotels, Resorts & Cruise Lines - 0.1%
Accor SA	1,283	$62,495
Amadeus IT Group SA	2,897	204,589
Despegar.com Corp. (a)	1,593	30,665
H World Group Ltd. ADR	2,900	95,787
Hanjin Kal Corp.	490	24,866
Indian Hotels Co. Ltd.	12,318	126,261
InterContinental Hotels Group PLC	1,048	130,648
Minor International PCL NVDR	47,077	35,744
Tongcheng Travel Holdings Ltd.	18,800	44,048
TravelSky Technology Ltd., Class H	10,000	13,388
Trip.com Group Ltd. (a)	8,450	587,414
Whitbread PLC	1,022	37,707
		1,393,612
Household Appliances - 0.0%*
Coway Co. Ltd.	967	43,631
Ecovacs Robotics Co. Ltd., Class A	400	2,561
Gree Electric Appliances, Inc. of Zhuhai, Class A	4,100	25,382
Haier Smart Home Co. Ltd., Class A	5,200	20,165
Haier Smart Home Co. Ltd., Class H	35,200	124,615
Hisense Home Appliances Group Co. Ltd., Class H	2,000	6,321
Midea Group Co. Ltd. (a)	5,800	56,410
Midea Group Co. Ltd., Class A	3,100	31,762
SEB SA	147	13,319
		324,166
Household Products - 0.1%
Essity AB, Class B	4,014	107,423
Henkel AG & Co. KGaA	684	52,696
Kimberly-Clark de Mexico SAB de CV, Class A	24,500	34,642
Reckitt Benckiser Group PLC	4,548	275,283
Unicharm Corp.	6,900	56,951
Unilever Indonesia Tbk. PT	125,600	14,720
		541,715
Human Resource & Employment Services - 0.1%
Adecco Group AG	1,110	27,459
Randstad NV	669	28,202
Recruit Holdings Co. Ltd.	9,037	628,883
		684,544

See Notes to Schedule of Investments and Notes to Financial Statements.
56	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Independent Power Producers & Energy Traders - 0.1%
ACWA Power Co.	2,018	$215,581
Adani Power Ltd. (a)	10,377	64,173
CGN Power Co. Ltd., Class H (d)	127,000	46,595
China National Nuclear Power Co. Ltd., Class A	16,500	23,441
China Power International Development Ltd.	66,000	26,934
China Resources Power Holdings Co. Ltd.	28,000	68,054
GD Power Development Co. Ltd., Class A	10,800	6,738
Gulf Energy Development PCL NVDR	37,215	64,691
Huadian Power International Corp. Ltd., Class A	16,100	12,303
Huaneng Power International, Inc., Class A	7,700	7,101
Huaneng Power International, Inc., Class H	62,000	34,161
JSW Energy Ltd.	5,376	40,354
NTPC Ltd.	60,654	236,165
RWE AG	4,161	124,220
SDIC Power Holdings Co. Ltd., Class A	5,600	12,678
Shenzhen Energy Group Co. Ltd., Class A	5,900	5,208
Zhejiang Zheneng Electric Power Co. Ltd., Class A	11,500	8,866
		997,263
Industrial Conglomerates - 0.3%
Alfa SAB de CV, Class A	47,178	34,239
Astra International Tbk. PT	283,700	86,240
Ayala Corp.	3,680	37,915
Bidvest Group Ltd.	4,638	64,807
Brookfield Business Corp., Class A	726	17,613
CITIC Ltd.	92,000	109,079
CK Hutchison Holdings Ltd.	17,500	93,493
DCC PLC	655	42,165
Far Eastern New Century Corp.	37,000	35,663
Fosun International Ltd.	31,000	18,118
Grupo Carso SAB de CV	9,860	54,666
GS Holdings Corp. (a)	672	17,825
Hikari Tsushin, Inc.	100	21,731
Hitachi Ltd.	29,970	734,831
Industries Qatar QSC	20,836	75,939
Investment AB Latour, Class B	908	22,679
	Number of Shares	Fair Value
Jardine Matheson Holdings Ltd.	1,000	$40,970
JG Summit Holdings, Inc.	46,990	16,609
Keppel Ltd.	9,600	48,134
KOC Holding AS	11,062	55,872
LG Corp.	1,326	64,249
Lifco AB, Class B	1,323	38,397
Metlen Energy & Metals SA	1,258	43,665
Multiply Group PJSC (a)	63,884	36,003
Samsung C&T Corp.	1,189	91,873
Sekisui Chemical Co. Ltd.	2,500	42,856
Siemens AG	4,909	956,905
Siemens Ltd.	1,080	82,451
Sime Darby Bhd.	56,158	29,639
SK Square Co. Ltd. (a)	1,412	74,155
SK, Inc.	522	46,336
SM Investments Corp.	3,230	49,889
Smiths Group PLC	2,268	48,827
Sunway Bhd.	31,900	34,172
Swire Pacific Ltd., Class A	2,500	22,673
Turkiye Sise ve Cam Fabrikalari AS	13,770	16,169
		3,306,847
Industrial Gases - 0.1%
Air Liquide SA	3,733	606,577
Nippon Sanso Holdings Corp.	1,100	30,559
		637,136
Industrial Machinery & Supplies & Components - 0.2%
Airtac International Group	2,364	60,858
Alfa Laval AB	1,904	79,797
Atlas Copco AB, A Shares	17,298	264,345
Atlas Copco AB, B Shares	10,263	138,847
Daifuku Co. Ltd.	2,000	41,138
FANUC Corp.	6,200	162,153
GEA Group AG	1,021	50,699
Haitian International Holdings Ltd.	9,655	26,226
Hoshizaki Corp.	700	27,556
Indutrade AB	1,554	38,990
Jiangsu Hengli Hydraulic Co. Ltd., Class A	900	6,469
Kone OYJ, Class B	2,237	109,017
Luxfer Holdings PLC	778	10,184
Makita Corp.	1,500	45,667
Minebea Mitsumi, Inc.	2,100	33,678
Mitsubishi Heavy Industries Ltd.	20,670	288,561

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	57

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Ningbo Deye Technology Co. Ltd., Class A	504	$5,822
Rational AG	32	27,399
Sandvik AB	7,018	126,009
Schindler Holding AG	423	116,495
Shenzhen Inovance Technology Co. Ltd., Class A	1,750	13,964
SKF AB, Class B	2,254	42,362
SMC Corp.	340	132,185
Spirax Group PLC	417	35,800
Techtronic Industries Co. Ltd.	9,000	118,757
Thermax Ltd.	458	21,611
Trelleborg AB, B Shares	1,402	48,041
VAT Group AG (d)	178	67,401
Wartsila OYJ Abp	3,310	58,642
Yaskawa Electric Corp.	1,400	35,770
		2,234,443
Industrial REITs - 0.0%*
CapitaLand Ascendas REIT	24,600	46,344
Goodman Group	11,075	244,386
Prologis Property Mexico SA de CV	11,500	32,029
Segro PLC	8,489	74,549
Warehouses De Pauw CVA	1,103	21,701
		419,009
Insurance Brokers - 0.0%*
PB Fintech Ltd. (a)	4,740	116,756
Integrated Oil & Gas - 0.3%
Cenovus Energy, Inc.	9,030	136,812
China Petroleum & Chemical Corp., Class A	37,300	33,939
China Petroleum & Chemical Corp., Class H	336,000	192,483
Eni SpA	15,133	206,924
Equinor ASA	5,514	131,087
Galp Energia SGPS SA	3,059	50,523
Gazprom PJSC ADR (a)(e)**	77,360	—
Gazprom PJSC (a)(e)**	56,590	—
Guanghui Energy Co. Ltd., Class A	8,300	7,609
Imperial Oil Ltd.	1,206	74,287
LUKOIL PJSC (e)**	7,480	—
MOL Hungarian Oil & Gas PLC	6,069	41,765
Novatek PJSC GDR (a)(e)**	1,641	—
Oil & Natural Gas Corp. Ltd.	41,898	117,085
	Number of Shares	Fair Value
OMV AG	974	$37,761
PetroChina Co. Ltd., Class A	24,900	30,322
PetroChina Co. Ltd., Class H	282,000	221,811
Petroleo Brasileiro SA	52,600	335,548
PTT PCL NVDR	139,976	130,505
Repsol SA	8,005	96,900
Rosneft Oil Co. PJSC (e)**	20,586	—
Saudi Arabian Oil Co. (d)	79,290	591,921
Suncor Energy, Inc.	8,129	290,015
Surgutneftegas PJSC ADR (a)(e)**	9,978	—
Surgutneftegas PJSC (e)**	31,000	—
TotalEnergies SE	13,935	770,113
		3,497,410
Integrated Telecommunication Services - 0.3%
BCE, Inc.	434	10,055
BT Group PLC	42,590	76,836
Cellnex Telecom SA (a)(d)	3,487	110,165
China Tower Corp. Ltd., Class H (d)	634,000	91,411
Chunghwa Telecom Co. Ltd.	49,071	184,852
Deutsche Telekom AG	22,537	675,050
Elisa OYJ	807	34,930
Emirates Telecommunications Group Co. PJSC	41,798	185,716
Hellenic Telecommunications Organization SA	2,621	40,385
HKT Trust & HKT Ltd.	23,815	29,432
Indus Towers Ltd. (a)	19,527	77,958
Infrastrutture Wireless Italiane SpA (d)	2,054	20,858
Koninklijke KPN NV	25,596	93,164
LG Uplus Corp.	2,052	14,348
Nippon Telegraph & Telephone Corp.	192,125	192,133
Ooredoo QPSC	12,728	40,376
Operadora De Sites Mexicanos SAB de CV, Class A-1	26,500	15,791
Orange SA	12,256	122,190
Quebecor, Inc., Class B	966	21,158
Saudi Telecom Co.	27,738	295,289
Singapore Telecommunications Ltd.	48,900	110,403
Swisscom AG	170	94,750
Tata Communications Ltd.	1,426	28,372
Telecom Italia SpA (a)	59,083	15,095
Telefonica Brasil SA	5,487	41,540
Telefonica SA	26,124	106,501

See Notes to Schedule of Investments and Notes to Financial Statements.
58	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Telekom Malaysia Bhd.	15,397	$22,898
Telenor ASA	4,053	45,324
Telia Co. AB	15,528	43,217
Telkom Indonesia Persero Tbk. PT	702,300	117,555
Telstra Group Ltd.	26,617	66,084
TELUS Corp.	3,240	43,907
True Corp. PCL NVDR (a)	169,442	55,003
		3,122,746
Interactive Home Entertainment - 0.2%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	3,000	6,391
Capcom Co. Ltd.	2,300	50,092
CD Projekt SA	649	30,098
International Games System Co. Ltd.	3,000	89,128
Kingsoft Corp. Ltd.	13,200	57,181
Konami Group Corp.	600	56,208
Krafton, Inc. (a)	417	87,872
NCSoft Corp.	236	29,142
NetEase, Inc.	26,670	475,174
Netmarble Corp. (a)(d)	252	8,762
Nexon Co. Ltd.	2,200	32,764
Nintendo Co. Ltd.	6,733	392,604
Sea Ltd. ADR (a)	2,400	254,640
		1,570,056
Interactive Media & Services - 0.6%
Auto Trader Group PLC (d)	5,890	58,497
Autohome, Inc. ADR	1,200	31,140
Baidu, Inc., Class A (a)	31,250	332,697
Bilibili, Inc., Class Z (a)	3,180	58,131
CAR Group Ltd.	2,485	55,435
Grindr, Inc. (a)	668	11,917
Info Edge India Ltd.	1,031	104,496
Kakao Corp.	4,466	114,447
Kanzhun Ltd. ADR (a)	3,300	45,540
Kuaishou Technology (a)(d)	36,400	193,763
LY Corp.	18,796	49,757
NAVER Corp. (a)	1,885	251,515
REA Group Ltd.	348	50,270
Scout24 SE (d)	495	43,664
SEEK Ltd.	2,207	30,841
Tencent Holdings Ltd.	89,875	4,824,680
VK IPJSC GDR (a)(e)**	1,600	—
	Number of Shares	Fair Value
Webtoon Entertainment, Inc. (a)	450	$6,111
		6,262,901
Internet Services & Infrastructure - 0.1%
Shopify, Inc., Class A (a)	7,831	833,031
Wix.com Ltd. (a)	348	74,663
		907,694
Investment Banking & Brokerage - 0.1%
China Galaxy Securities Co. Ltd., Class A	2,700	5,601
China Galaxy Securities Co. Ltd., Class H	58,500	53,394
China International Capital Corp. Ltd., Class A	1,200	5,507
China International Capital Corp. Ltd., Class H (d)	22,800	37,629
China Merchants Securities Co. Ltd., Class A	5,600	14,615
CITIC Securities Co. Ltd., Class A	10,590	42,077
CITIC Securities Co. Ltd., Class H	19,925	54,763
CSC Financial Co. Ltd., Class A	4,000	14,030
Daiwa Securities Group, Inc.	8,800	58,137
Everbright Securities Co. Ltd., Class A	3,600	8,881
Founder Securities Co. Ltd., Class A	17,500	19,856
Futu Holdings Ltd. ADR	400	31,996
GF Securities Co. Ltd., Class A	3,200	7,066
Guosen Securities Co. Ltd., Class A	6,800	10,374
Guotai Junan Securities Co. Ltd., Class A	4,100	10,415
Haitong Securities Co. Ltd., Class A	14,800	22,417
Haitong Securities Co. Ltd., Class H	16,000	14,109
Huatai Securities Co. Ltd., Class A	4,600	11,022
Huatai Securities Co. Ltd., Class H (d)	20,000	33,780
Industrial Securities Co. Ltd., Class A	7,500	6,395
Korea Investment Holdings Co. Ltd.	519	24,887
NH Investment & Securities Co. Ltd.	1,122	10,562

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	59

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Nomura Holdings, Inc.	19,800	$115,012
Orient Securities Co. Ltd., Class A	8,192	11,783
SBI Holdings, Inc.	1,800	45,262
SDIC Capital Co. Ltd., Class A	14,100	14,443
Shenwan Hongyuan Group Co. Ltd., Class A	13,700	9,984
SooChow Securities Co. Ltd., Class A	2,100	2,231
XP, Inc., Class A	7,600	90,060
Zheshang Securities Co. Ltd., Class A	5,400	9,003
Zhongtai Securities Co. Ltd., Class A	7,200	6,443
		801,734
IT Consulting & Other Services - 0.5%
Accenture PLC, Class A	4,081	1,435,655
Arabian Internet & Communications Services Co.	348	25,007
Bechtle AG	495	15,870
Capgemini SE	1,022	167,367
CGI, Inc.	1,340	146,541
Elm Co.	350	103,862
Fujitsu Ltd.	10,600	186,425
HCL Technologies Ltd.	13,480	301,897
Infosys Ltd.	45,712	1,003,794
LTIMindtree Ltd. (d)	862	56,242
Mphasis Ltd.	1,316	43,765
NEC Corp.	1,640	140,512
Nomura Research Institute Ltd.	2,460	72,314
NTT Data Group Corp.	4,200	79,956
Obic Co. Ltd.	2,000	59,587
Otsuka Corp.	1,500	34,345
Persistent Systems Ltd.	1,508	113,746
Posco DX Co. Ltd.	441	5,614
Samsung SDS Co. Ltd.	570	49,049
SCSK Corp.	900	18,859
Tata Consultancy Services Ltd.	12,387	592,455
Tech Mahindra Ltd.	7,751	154,470
TIS, Inc.	1,300	30,742
Wipro Ltd.	38,140	134,471
		4,972,545
Leisure Facilities - 0.0%*
Oriental Land Co. Ltd.	7,000	151,071
	Number of Shares	Fair Value
Leisure Products - 0.0%*
Bandai Namco Holdings, Inc.	3,900	$93,106
Shimano, Inc.	452	60,873
		153,979
Life & Health Insurance - 0.4%
Aegon Ltd.	8,887	52,638
AIA Group Ltd.	70,589	511,610
Bupa Arabia for Cooperative Insurance Co.	1,114	61,372
Cathay Financial Holding Co. Ltd.	133,529	278,181
China Life Insurance Co. Ltd., Class A	3,900	22,269
China Life Insurance Co. Ltd., Class H	95,000	179,533
China Taiping Insurance Holdings Co. Ltd.	13,200	19,746
Co. for Cooperative Insurance	876	34,411
Dai-ichi Life Holdings, Inc.	5,800	154,731
Discovery Ltd.	7,115	73,439
Fubon Financial Holding Co. Ltd.	111,087	305,972
Great-West Lifeco, Inc.	1,839	60,955
HDFC Life Insurance Co. Ltd. (d)	13,885	100,074
iA Financial Corp., Inc.	618	57,288
ICICI Prudential Life Insurance Co. Ltd. (d)	4,194	32,079
Japan Post Holdings Co. Ltd.	12,700	119,746
Japan Post Insurance Co. Ltd.	1,200	22,068
KGI Financial Holding Co. Ltd.	229,120	120,205
Legal & General Group PLC	38,815	111,710
Manulife Financial Corp.	11,338	348,134
Medibank Pvt Ltd.	18,126	42,534
New China Life Insurance Co. Ltd., Class A	1,600	10,832
New China Life Insurance Co. Ltd., Class H	13,500	41,015
NN Group NV	1,782	77,630
Old Mutual Ltd.	63,990	42,423
Phoenix Group Holdings PLC	4,329	27,650
Ping An Insurance Group Co. of China Ltd., Class A	9,300	66,695
Ping An Insurance Group Co. of China Ltd., Class H	90,500	536,503
Poste Italiane SpA (d)	3,019	42,683
Power Corp. of Canada	3,698	115,296
Prudential PLC	17,743	141,550
Samsung Life Insurance Co. Ltd.	1,137	72,758

See Notes to Schedule of Investments and Notes to Financial Statements.
60	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Sanlam Ltd.	24,834	$114,339
SBI Life Insurance Co. Ltd. (d)	6,439	104,572
Shin Kong Financial Holding Co. Ltd. (a)	191,931	69,081
Sun Life Financial, Inc.	3,801	225,570
Swiss Life Holding AG	184	142,264
T&D Holdings, Inc.	3,200	58,641
		4,598,197
Life Sciences Tools & Services - 0.1%
Bachem Holding AG	203	13,001
Divi's Laboratories Ltd.	1,670	118,965
Eurofins Scientific SE	769	39,266
Genscript Biotech Corp. (a)	18,000	22,801
Hangzhou Tigermed Consulting Co. Ltd., Class A	500	3,720
Lonza Group AG	475	280,765
Pharmaron Beijing Co. Ltd., Class A	675	2,363
Samsung Biologics Co. Ltd. (a)(d)	263	168,522
Sartorius Stedim Biotech	193	37,712
WuXi AppTec Co. Ltd., Class A	3,420	25,640
WuXi AppTec Co. Ltd., Class H (d)	2,608	18,969
Wuxi Biologics Cayman, Inc. (a)(d)	56,500	127,722
		859,446
Managed Healthcare - 0.0%*
Hapvida Participacoes e Investimentos SA (a)(d)	69,240	24,993
Marine Ports & Services - 0.0%*
Adani Ports & Special Economic Zone Ltd.	8,133	116,950
China Merchants Port Holdings Co. Ltd.	24,353	43,389
International Container Terminal Services, Inc.	14,340	95,691
		256,030
Marine Transportation - 0.1%
AP Moller - Maersk AS, Class A	18	28,950
AP Moller - Maersk AS, Class B	30	49,896
COSCO SHIPPING Holdings Co. Ltd., Class A	6,010	12,689
	Number of Shares	Fair Value
COSCO SHIPPING Holdings Co. Ltd., Class H	39,182	$64,564
Costamare, Inc.	1,236	15,883
Evergreen Marine Corp. Taiwan Ltd.	14,400	98,827
Golden Ocean Group Ltd.	3,190	28,582
Himalaya Shipping Ltd. (a)	872	4,238
HMM Co. Ltd.	3,879	46,336
Kawasaki Kisen Kaisha Ltd.	2,600	37,033
Kuehne & Nagel International AG	318	73,068
MISC Bhd.	16,775	28,512
Mitsui OSK Lines Ltd.	2,300	80,130
Nippon Yusen KK	2,700	89,971
Orient Overseas International Ltd.	1,500	22,226
Safe Bulkers, Inc.	1,605	5,730
SITC International Holdings Co. Ltd.	8,000	21,318
Wan Hai Lines Ltd.	7,670	18,974
Yang Ming Marine Transport Corp.	25,000	57,726
		784,653
Metal, Glass & Plastic Containers - 0.0%*
CCL Industries, Inc., Class B	985	50,647
Motorcycle Manufacturers - 0.0%*
Bajaj Auto Ltd.	968	99,482
Eicher Motors Ltd.	1,957	110,221
Hero MotoCorp Ltd.	1,730	84,073
TVS Motor Co. Ltd.	3,418	94,559
Yadea Group Holdings Ltd. (d)	16,753	27,908
Yamaha Motor Co. Ltd.	6,100	53,809
		470,052
Movies & Entertainment - 0.0%*
Bollore SE	4,375	26,910
China Ruyi Holdings Ltd. (a)	104,000	32,802
CTS Eventim AG & Co. KGaA	411	34,732
HYBE Co. Ltd. (a)	287	37,450
Mango Excellent Media Co. Ltd., Class A	1,600	5,860
Tencent Music Entertainment Group ADR	10,500	119,175
Toho Co. Ltd.	700	27,388
Universal Music Group NV	5,418	138,688
		423,005

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	61

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Multi-Family Residential REITs - 0.0%*
Canadian Apartment Properties REIT	494	$14,643
Multi-Line Insurance - 0.3%
Ageas SA	1,052	51,090
Al Rajhi Co. for Co-operative Insurance (a)	595	27,174
Allianz SE	2,530	777,365
ASR Nederland NV	1,043	49,444
Aviva PLC	17,620	103,451
AXA SA	11,355	403,538
Baloise Holding AG	272	49,358
BB Seguridade Participacoes SA	9,403	55,068
Caixa Seguridade Participacoes SA	9,500	21,913
China Pacific Insurance Group Co. Ltd., Class A	7,800	36,208
China Pacific Insurance Group Co. Ltd., Class H	33,689	109,290
Generali	6,198	175,294
Gjensidige Forsikring ASA	1,212	21,450
Helvetia Holding AG	244	40,302
Powszechny Zaklad Ubezpieczen SA	8,155	90,577
Talanx AG	399	33,924
Unipol Gruppo SpA	2,597	32,422
Zurich Insurance Group AG	945	562,860
		2,640,728
Multi-Sector Holdings - 0.1%
Bajaj Holdings & Investment Ltd.	380	52,760
Eurazeo SE	277	20,638
EXOR NV	655	60,059
Groupe Bruxelles Lambert NV	469	32,077
Industrivarden AB, Class A	743	23,517
Industrivarden AB, Class C	1,035	32,734
Infratil Ltd.	6,044	42,665
Investor AB, Class B	11,151	295,746
L E Lundbergforetagen AB, Class B	464	21,053
Remgro Ltd.	6,904	56,747
Sofina SA	94	21,258
Washington H Soul Pattinson & Co. Ltd.	1,544	32,713
		691,967
	Number of Shares	Fair Value
Multi-Utilities - 0.1%
Canadian Utilities Ltd., Class A	805	$19,506
Centrica PLC	33,939	56,787
E.ON SE	14,424	167,955
Engie SA	11,737	186,073
National Grid PLC	31,500	374,781
Power & Water Utility Co. for Jubail & Yanbu	1,409	20,550
Qatar Electricity & Water Co. QSC	5,469	23,582
Sembcorp Industries Ltd.	5,400	21,850
Veolia Environnement SA	4,631	130,003
YTL Corp. Bhd.	60,900	36,364
YTL Power International Bhd.	48,400	47,843
		1,085,294
Office REITs - 0.0%*
Gecina SA	284	26,600
Japan Real Estate Investment Corp.	40	27,479
Nippon Building Fund, Inc.	50	38,941
		93,020
Office Services & Supplies - 0.0%*
Shanghai M&G Stationery, Inc., Class A	1,000	4,120
Oil & Gas Drilling - 0.0%*
Ades Holding Co.	6,751	31,191
ADNOC Drilling Co. PJSC	51,427	74,626
Borr Drilling Ltd. (a)	6,264	24,430
China Oilfield Services Ltd., Class H	32,000	29,001
Seadrill Ltd. (a)	1,814	70,619
		229,867
Oil & Gas Equipment & Services - 0.0%*
TechnipFMC PLC	2,900	83,926
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	500	2,519
		86,445
Oil & Gas Exploration & Production - 0.1%
Aker BP ASA	1,793	35,328
ARC Resources Ltd.	3,901	70,714
BKV Corp. (a)	380	9,036
Canadian Natural Resources Ltd.	13,631	420,626
Inpex Corp.	5,400	68,020

See Notes to Schedule of Investments and Notes to Financial Statements.
62	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Kosmos Energy Ltd. (a)	12,309	$42,097
MEG Energy Corp.	1,800	29,537
Oil India Ltd.	7,077	35,607
PRIO SA (a)	11,700	76,039
PTT Exploration & Production PCL NVDR	19,883	69,888
Santos Ltd.	21,459	88,753
Tatneft PJSC ADR (a)(e)**	3,383	—
Tatneft PJSC (e)**	4,926	—
Tourmaline Oil Corp.	2,322	107,398
Woodside Energy Group Ltd.	12,201	185,834
		1,238,877
Oil & Gas Refining & Marketing - 0.2%
Bharat Petroleum Corp. Ltd.	22,274	76,086
Cosan SA	16,336	21,578
ENEOS Holdings, Inc.	18,000	94,542
HD Hyundai Co. Ltd.	512	27,453
Hindustan Petroleum Corp. Ltd.	11,341	54,146
Idemitsu Kosan Co. Ltd.	6,000	39,569
Indian Oil Corp. Ltd.	41,199	65,643
Neste OYJ	2,406	30,438
ORLEN SA	6,697	76,758
Parkland Corp.	850	19,214
Petronas Dagangan Bhd.	2,800	12,098
Qatar Fuel QSC	8,184	33,716
Reliance Industries Ltd.	83,269	1,182,162
SK Innovation Co. Ltd. (a)	835	63,123
S-Oil Corp.	695	25,952
Thai Oil PCL NVDR	14,308	11,912
Turkiye Petrol Rafinerileri AS	14,299	57,381
		1,891,771
Oil & Gas Storage & Transportation - 0.1%
Ardmore Shipping Corp.	1,165	14,155
China Merchants Energy Shipping Co. Ltd., Class A	10,900	9,517
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	3,600	5,688
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	18,000	14,413
Enbridge, Inc.	14,054	596,186
FLEX LNG Ltd.	784	17,985
Golar LNG Ltd.	2,627	111,175
Keyera Corp.	1,508	46,093
Pembina Pipeline Corp.	3,819	141,028
Petronet LNG Ltd.	11,577	46,814
	Number of Shares	Fair Value
Qatar Gas Transport Co. Ltd.	42,816	$48,790
Scorpio Tankers, Inc.	1,178	58,535
SFL Corp. Ltd.	3,109	31,774
TC Energy Corp.	6,685	311,381
Teekay Corp. Ltd.	1,617	11,206
Teekay Tankers Ltd., Class A	620	24,670
Ultrapar Participacoes SA	10,600	27,247
		1,516,657
Other Specialty Retail - 0.0%*
Avolta AG	554	22,272
China Tourism Group Duty Free Corp. Ltd., Class A	2,100	19,168
Chow Tai Fook Jewellery Group Ltd.	28,400	24,605
Jarir Marketing Co.	9,820	33,087
JD Sports Fashion PLC	15,921	19,122
Jumbo SA	1,648	43,618
Pop Mart International Group Ltd. (d)	7,200	83,095
		244,967
Packaged Foods & Meats - 0.2%
Ajinomoto Co., Inc.	3,010	122,684
Almarai Co. JSC	5,443	82,860
Angel Yeast Co. Ltd., Class A	500	2,455
Associated British Foods PLC	2,197	56,214
Barry Callebaut AG	20	26,667
BRF SA	3,800	15,599
Britannia Industries Ltd.	1,513	84,169
Charoen Pokphand Foods PCL NVDR	53,869	35,972
China Feihe Ltd. (d)	51,568	36,180
China Huishan Dairy Holdings Co. Ltd. (a)(e)**	55,000	—
China Mengniu Dairy Co. Ltd.	46,000	103,986
Chocoladefabriken Lindt & Spruengli AG	7	176,704
CJ CheilJedang Corp.	105	18,084
Danone SA	4,212	284,023
Forafric Global PLC (a)	183	1,876
Foshan Haitian Flavouring & Food Co. Ltd., Class A	3,984	24,908
Gruma SAB de CV, Class B	2,625	41,144
Grupo Bimbo SAB de CV	18,581	49,364
Guangdong Haid Group Co. Ltd., Class A	1,000	6,681
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,185	11,262

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	63

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Indofood CBP Sukses Makmur Tbk. PT	24,200	$17,103
Indofood Sukses Makmur Tbk. PT	65,636	31,401
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	7,700	31,654
JDE Peet's NV	728	12,461
Kerry Group PLC, Class A	1,021	98,588
Kikkoman Corp.	4,500	50,028
Lotus Bakeries NV	3	33,488
Marico Ltd.	7,274	54,334
MEIJI Holdings Co. Ltd.	1,500	30,552
Mowi ASA	3,063	52,615
Muyuan Foods Co. Ltd., Class A	4,720	24,714
Nestle India Ltd.	3,945	99,994
Nestle Malaysia Bhd.	939	20,995
Nissin Foods Holdings Co. Ltd.	1,300	31,443
Orion Corp.	377	26,042
Orkla ASA	4,629	40,138
PPB Group Bhd.	10,487	29,082
QL Resources Bhd.	20,382	21,697
Salmar ASA	399	19,008
Saputo, Inc.	1,679	29,174
SunOpta, Inc. (a)	2,347	18,072
Tata Consumer Products Ltd.	8,698	92,930
Tingyi Cayman Islands Holding Corp.	30,000	39,084
Uni-President Enterprises Corp.	66,000	162,863
Universal Robina Corp.	12,740	17,331
Want Want China Holdings Ltd.	71,000	41,679
Wens Foodstuff Group Co. Ltd., Class A	8,800	19,790
WH Group Ltd. (d)	54,666	42,295
Yakult Honsha Co. Ltd.	1,600	30,343
Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,000	4,442
		2,404,172
Paper & Plastic Packaging Products & Materials - 0.0%*
Klabin SA	12,320	46,266
SIG Group AG	1,732	34,296
		80,562
Paper Products - 0.0%*
Empresas CMPC SA	13,235	20,772
Holmen AB, Class B	458	16,822
	Number of Shares	Fair Value
Indah Kiat Pulp & Paper Tbk. PT	24,100	$10,156
Mondi PLC	2,512	37,501
Stora Enso OYJ, R Shares	3,309	33,291
Suzano SA	8,400	84,002
UPM-Kymmene OYJ	3,509	96,463
		299,007
Passenger Airlines - 0.1%
Air Canada (a)	1,016	15,725
Air China Ltd., Class A (a)	12,700	13,683
ANA Holdings, Inc.	1,000	18,171
China Airlines Ltd.	34,000	26,601
China Eastern Airlines Corp. Ltd., Class A (a)	12,400	6,756
China Southern Airlines Co. Ltd., Class A (a)	11,600	10,255
Deutsche Lufthansa AG	3,645	23,417
Eva Airways Corp.	42,000	56,817
InterGlobe Aviation Ltd. (a)(d)	2,299	122,296
Japan Airlines Co. Ltd.	814	12,847
Korean Air Lines Co. Ltd.	2,121	32,272
Latam Airlines Group SA	2,068,675	28,552
Pegasus Hava Tasimaciligi AS (a)	3,348	20,167
Qantas Airways Ltd. (a)	5,124	28,458
Singapore Airlines Ltd.	9,800	46,263
Spring Airlines Co. Ltd., Class A	600	4,713
Turk Hava Yollari AO (a)	8,076	64,178
		531,171
Passenger Ground Transportation - 0.0%*
Grab Holdings Ltd., Class A (a)	13,900	65,608
Localiza Rent a Car SA	13,201	68,806
		134,414
Personal Care Products - 0.2%
Amorepacific Corp.	448	31,704
Beiersdorf AG	653	83,846
Bloomage Biotechnology Corp. Ltd., Class A	1,087	7,557
Colgate-Palmolive India Ltd.	1,723	53,949
Dabur India Ltd.	8,772	51,947
Giant Biogene Holding Co. Ltd. (d)	5,800	37,258
Godrej Consumer Products Ltd.	5,872	74,215

See Notes to Schedule of Investments and Notes to Financial Statements.
64	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Hengan International Group Co. Ltd.	9,980	$28,843
Hindustan Unilever Ltd.	10,564	287,113
Kao Corp.	3,100	125,578
LG H&H Co. Ltd.	123	25,300
L'Oreal SA	1,550	548,678
Natura & Co. Holding SA	12,300	25,405
Shiseido Co. Ltd.	2,300	40,719
Unilever PLC	16,035	913,340
		2,335,452
Pharmaceuticals - 0.8%
Alkem Laboratories Ltd.	284	18,689
Aspen Pharmacare Holdings Ltd.	5,357	46,799
Astellas Pharma, Inc.	11,900	115,694
AstraZeneca PLC	10,018	1,313,372
Asymchem Laboratories Tianjin Co. Ltd., Class A	232	2,405
Aurobindo Pharma Ltd.	3,856	60,105
Bayer AG	6,296	125,720
Beijing Tong Ren Tang Co. Ltd., Class A	1,700	9,399
Changchun High-Tech Industry Group Co. Ltd., Class A	300	4,063
China Resources Pharmaceutical Group Ltd. (d)	17,000	12,474
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	2,080	12,562
Chugai Pharmaceutical Co. Ltd.	4,300	189,772
Cipla Ltd.	7,510	134,123
CSPC Pharmaceutical Group Ltd.	134,000	82,457
Daiichi Sankyo Co. Ltd.	11,314	309,952
Dong-E-E-Jiao Co. Ltd., Class A	400	3,417
Dr. Reddy's Laboratories Ltd.	8,275	134,206
Eisai Co. Ltd.	1,700	46,345
Galderma Group AG (a)	548	60,856
Hanmi Pharm Co. Ltd.	82	15,507
Hansoh Pharmaceutical Group Co. Ltd. (d)	18,000	40,041
Hikma Pharmaceuticals PLC	1,018	25,410
Humanwell Healthcare Group Co. Ltd., Class A	2,200	7,006
Hypera SA	6,200	18,155
Ipsen SA	232	26,594
	Number of Shares	Fair Value
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	6,820	$42,640
Kalbe Farma Tbk. PT	246,000	20,787
Kyowa Kirin Co. Ltd.	1,700	25,595
Lupin Ltd.	3,040	83,647
Mankind Pharma Ltd. (a)	1,825	61,401
MediWound Ltd. (a)	198	3,524
Merck KGaA	851	123,798
Novartis AG	12,735	1,241,623
Novo Nordisk AS, Class B	20,819	1,795,703
Ono Pharmaceutical Co. Ltd.	2,500	26,059
Orion OYJ, Class B	669	29,636
Otsuka Holdings Co. Ltd.	2,900	157,945
Recordati Industria Chimica e Farmaceutica SpA	690	36,161
Richter Gedeon Nyrt	1,975	51,724
Sandoz Group AG	2,695	110,633
Scilex Holding Co. (a)	1,832	781
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,500	5,077
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	3,300	7,196
Shionogi & Co. Ltd.	5,000	70,208
Sino Biopharmaceutical Ltd.	155,000	63,852
SK Biopharmaceuticals Co. Ltd. (a)	359	26,809
Sun Pharmaceutical Industries Ltd.	13,526	298,022
Takeda Pharmaceutical Co. Ltd.	10,211	270,627
Teva Pharmaceutical Industries Ltd. ADR (a)	7,500	165,300
Torrent Pharmaceuticals Ltd.	1,395	54,749
UCB SA	811	161,408
Yuhan Corp.	917	73,882
Yunnan Baiyao Group Co. Ltd., Class A	1,400	11,432
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	400	11,687
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	2,600	6,329
Zydus Lifesciences Ltd.	4,497	51,040
		7,904,398
Precious Metals & Minerals - 0.0%*
Alrosa PJSC (e)**	46,308	—

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	65

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Anglo American Platinum Ltd.	1,435	$43,267
Impala Platinum Holdings Ltd. (a)	12,364	57,495
Industrias Penoles SAB de CV (a)	2,700	34,567
Sibanye Stillwater Ltd. (a)	38,119	30,261
		165,590
Property & Casualty Insurance - 0.2%
Admiral Group PLC	1,714	56,757
DB Insurance Co. Ltd.	657	45,649
Fairfax Financial Holdings Ltd.	133	184,953
Fidelis Insurance Holdings Ltd.	1,357	24,602
Hamilton Insurance Group Ltd., Class B (a)	1,015	19,315
ICICI Lombard General Insurance Co. Ltd. (d)	3,503	73,148
Insurance Australia Group Ltd.	15,600	81,713
Intact Financial Corp.	1,147	208,736
Kingsway Financial Services, Inc. (a)	371	3,105
MS&AD Insurance Group Holdings, Inc.	8,300	179,470
OUTsurance Group Ltd.	11,429	40,277
People's Insurance Co. Group of China Ltd., Class A	10,900	11,314
People's Insurance Co. Group of China Ltd., Class H	142,000	70,745
PICC Property & Casualty Co. Ltd., Class H	98,000	154,671
QBE Insurance Group Ltd.	9,908	117,783
Sampo OYJ, A Shares	3,257	132,987
Samsung Fire & Marine Insurance Co. Ltd.	440	106,522
Sompo Holdings, Inc.	5,900	153,051
Suncorp Group Ltd.	8,374	98,562
Tokio Marine Holdings, Inc.	12,169	437,237
Tryg AS	2,231	47,046
		2,247,643
Publishing - 0.0%*
China Literature Ltd. (a)(d)	4,000	12,976
Saudi Research & Media Group (a)	633	46,329
		59,305
Rail Transportation - 0.1%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	33,600	28,193
	Number of Shares	Fair Value
Canadian National Railway Co.	3,449	$350,056
Canadian Pacific Kansas City Ltd.	6,019	435,584
Central Japan Railway Co.	5,100	95,817
Container Corp. of India Ltd.	3,305	30,420
Daqin Railway Co. Ltd., Class A	12,900	11,913
East Japan Railway Co.	6,000	106,390
Hankyu Hanshin Holdings, Inc.	1,500	39,143
MTR Corp. Ltd.	9,614	33,540
Rumo SA	18,600	53,712
Tokyu Corp.	3,300	35,209
West Japan Railway Co.	2,900	51,425
		1,271,402
Real Estate Development - 0.1%
C&D International Investment Group Ltd.	4,940	8,305
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	11,200	15,622
China Overseas Land & Investment Ltd.	53,000	84,604
China Resources Land Ltd.	45,500	132,084
China Vanke Co. Ltd., Class A (a)	12,500	12,361
China Vanke Co. Ltd., Class H (a)	26,700	18,183
CK Asset Holdings Ltd.	12,586	51,686
Dar Al Arkan Real Estate Development Co. (a)	8,773	35,256
Emaar Properties PJSC	94,081	329,138
Godrej Properties Ltd. (a)	1,691	55,038
Henderson Land Development Co. Ltd.	9,000	27,343
Longfor Group Holdings Ltd. (d)	27,837	35,836
Macrotech Developers Ltd. (d)	4,996	81,079
Oberoi Realty Ltd.	1,266	34,181
Poly Developments & Holdings Group Co. Ltd., Class A	14,400	17,379
Prestige Estates Projects Ltd.	3,115	61,635
Ruentex Development Co. Ltd.	26,550	34,742
Sino Land Co. Ltd.	23,480	23,728
		1,058,200

See Notes to Schedule of Investments and Notes to Financial Statements.
66	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Real Estate Operating Companies - 0.1%
Azrieli Group Ltd.	253	$20,893
CapitaLand Investment Ltd.	13,200	25,351
Central Pattana PCL NVDR	28,273	47,176
China Resources Mixc Lifestyle Services Ltd. (d)	7,400	27,531
Fastighets AB Balder, Class B (a)	4,357	30,364
Hongkong Land Holdings Ltd.	6,700	29,815
Hulic Co. Ltd.	3,000	26,088
LEG Immobilien SE	423	35,866
NEPI Rockcastle NV	9,469	69,244
Sagax AB, Class B	1,448	29,755
SM Prime Holdings, Inc.	140,200	60,550
Swiss Prime Site AG	509	55,558
Vonovia SE	4,753	144,646
Wharf Real Estate Investment Co. Ltd.	10,000	25,567
		628,404
Real Estate Services - 0.0%*
FirstService Corp.	267	48,341
KE Holdings, Inc. ADR	9,200	169,464
Real Brokerage, Inc. (a)	2,732	12,567
		230,372
Regional Banks - 0.1%
AU Small Finance Bank Ltd. (d)	4,104	26,801
Bank of Chengdu Co. Ltd., Class A	2,100	4,894
Bank of Hangzhou Co. Ltd., Class A	5,547	11,039
Bank of Jiangsu Co. Ltd., Class A	21,100	28,223
Bank of Nanjing Co. Ltd., Class A	8,300	12,041
Bank of Ningbo Co. Ltd., Class A	3,556	11,775
Banque Cantonale Vaudoise	181	16,690
Chiba Bank Ltd.	3,200	24,694
Concordia Financial Group Ltd.	6,900	37,991
Dukhan Bank	19,912	20,207
First BanCorp	4,294	79,826
OFG Bancorp	1,213	51,334
Popular, Inc.	552	51,921
Resona Holdings, Inc.	13,800	99,598
Shizuoka Financial Group, Inc.	2,700	21,923
		498,957
	Number of Shares	Fair Value
Reinsurance - 0.1%
Hannover Rueck SE	397	$99,383
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	863	435,290
RenaissanceRe Holdings Ltd.	300	74,643
SiriusPoint Ltd. (a)	2,484	40,713
		650,029
Renewable Electricity - 0.0%*
Adani Green Energy Ltd. (a)	2,392	29,077
Brookfield Renewable Corp.	1,519	42,015
China Longyuan Power Group Corp. Ltd., Class H	46,000	38,136
China Three Gorges Renewables Group Co. Ltd., Class A	25,500	15,179
China Yangtze Power Co. Ltd., Class A	20,600	82,916
EDP Renovaveis SA	1,928	20,044
Engie Brasil Energia SA	3,733	21,451
Meridian Energy Ltd.	8,264	27,363
NHPC Ltd.	46,387	43,719
Orsted AS (a)(d)	1,085	48,976
Sichuan Chuantou Energy Co. Ltd., Class A	7,500	17,622
		386,498
Research & Consulting Services - 0.1%
Bureau Veritas SA	2,091	63,528
Intertek Group PLC	1,062	62,885
RELX PLC	12,025	546,531
SGS SA	998	100,260
Thomson Reuters Corp.	1,011	162,258
Wolters Kluwer NV	1,570	260,768
		1,196,230
Restaurants - 0.3%
Americana Restaurants International PLC - Foreign Co.	42,922	25,825
Compass Group PLC	10,940	364,727
Delivery Hero SE (a)(d)	1,145	32,155
Haidilao International Holding Ltd. (d)	22,000	45,031
Jollibee Foods Corp.	5,580	25,877
Jubilant Foodworks Ltd.	6,468	54,251
McDonald's Holdings Co. Japan Ltd.	500	19,664

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	67

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Meituan, Class B (a)(d)	68,407	$1,335,918
Restaurant Brands International, Inc.	1,971	128,399
Sodexo SA	582	47,942
Yum China Holdings, Inc.	5,500	264,935
Zensho Holdings Co. Ltd.	600	34,020
Zomato Ltd. (a)	92,026	298,875
		2,677,619
Retail REITs - 0.0%*
CapitaLand Integrated Commercial Trust	38,367	54,280
Klepierre SA	1,416	40,762
Link REIT	16,968	71,756
Scentre Group	34,237	72,709
Unibail-Rodamco-Westfield (a)	780	58,735
Vicinity Ltd.	25,452	33,093
		331,335
Security & Alarm Services - 0.0%*
Secom Co. Ltd.	2,800	95,200
Securitas AB, Class B	3,237	40,075
		135,275
Semiconductor Materials & Equipment - 0.3%
Advanced Micro-Fabrication Equipment, Inc. China, Class A	339	8,735
Advantest Corp.	4,900	278,936
ASM International NV	301	174,170
ASML Holding NV	2,583	1,815,317
BE Semiconductor Industries NV	507	69,457
Disco Corp.	626	166,259
Flat Glass Group Co. Ltd., Class A	1,700	4,559
GCL Technology Holdings Ltd. (a)	298,000	41,432
Globalwafers Co. Ltd.	4,000	46,546
Hangzhou First Applied Material Co. Ltd., Class A	1,920	3,871
Hanmi Semiconductor Co. Ltd.	631	34,590
Kokusai Electric Corp.	1,000	13,119
Kulicke & Soffa Industries, Inc.	1,428	66,631
Lasertec Corp.	538	50,494
National Silicon Industry Group Co. Ltd., Class A	5,161	13,230
NAURA Technology Group Co. Ltd., Class A	400	21,304
SCREEN Holdings Co. Ltd.	500	29,553
	Number of Shares	Fair Value
Suzhou Maxwell Technologies Co. Ltd., Class A	256	$3,667
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	5,500	6,645
Tokyo Electron Ltd.	2,888	434,633
Xinjiang Daqo New Energy Co. Ltd., Class A	4,082	13,422
Xinyi Solar Holdings Ltd.	65,985	26,673
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,900	8,256
		3,331,499
Semiconductors - 1.4%
Alchip Technologies Ltd.	1,000	100,047
Allegro MicroSystems, Inc. (a)	700	15,302
ASE Technology Holding Co. Ltd.	45,000	222,361
Cambricon Technologies Corp. Ltd., Class A (a)	348	31,190
China Resources Microelectronics Ltd., Class A	1,955	12,566
eMemory Technology, Inc.	1,000	102,335
GigaDevice Semiconductor, Inc., Class A (a)	560	8,147
Global Unichip Corp.	1,000	41,483
Hangzhou Silan Microelectronics Co. Ltd., Class A (a)	1,100	3,899
Hua Hong Semiconductor Ltd. (d)	10,000	27,871
Hygon Information Technology Co. Ltd., Class A	2,341	47,764
Inari Amertron Bhd.	56,500	38,665
indie Semiconductor, Inc., Class A (a)	4,234	17,148
Infineon Technologies AG	8,411	274,457
Ingenic Semiconductor Co. Ltd., Class A	600	5,574
JA Solar Technology Co. Ltd., Class A	4,268	7,994
JCET Group Co. Ltd., Class A	2,000	11,131
Jentech Precision Industrial Co. Ltd.	1,000	46,516
Jinko Solar Co. Ltd., Class A	15,683	15,189
LONGi Green Energy Technology Co. Ltd., Class A	7,836	16,768
MediaTek, Inc.	21,000	906,374

See Notes to Schedule of Investments and Notes to Financial Statements.
68	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Montage Technology Co. Ltd., Class A	361	$3,339
Nanya Technology Corp. (a)	15,000	13,383
Novatek Microelectronics Corp.	7,886	120,751
Realtek Semiconductor Corp.	7,040	121,970
Renesas Electronics Corp. (a)	11,100	140,636
Sanan Optoelectronics Co. Ltd., Class A	10,900	18,069
SG Micro Corp., Class A	195	2,172
Silergy Corp.	4,888	60,160
SK Hynix, Inc.	7,493	858,625
STMicroelectronics NV	4,498	113,065
Taiwan Semiconductor Manufacturing Co. Ltd.	341,557	11,199,615
Tianshui Huatian Technology Co. Ltd., Class A	700	1,107
Tongwei Co. Ltd., Class A	3,300	9,938
Trina Solar Co. Ltd., Class A	1,600	4,206
Unigroup Guoxin Microelectronics Co. Ltd., Class A	419	3,674
United Microelectronics Corp.	151,000	198,281
Vanguard International Semiconductor Corp.	12,366	37,681
Will Semiconductor Co. Ltd. Shanghai, Class A	1,840	26,168
		14,885,621
Silver - 0.0%*
Pan American Silver Corp.	2,389	48,305
Soft Drinks & Non-alcoholic Beverages - 0.1%
Arca Continental SAB de CV	7,800	64,800
Coca-Cola Europacific Partners PLC	1,400	107,534
Coca-Cola Femsa SAB de CV	7,265	56,599
Coca-Cola HBC AG	1,430	48,928
Coca-Cola Icecek AS	13,728	23,274
Eastroc Beverage Group Co. Ltd., Class A	130	4,401
Fomento Economico Mexicano SAB de CV	22,800	194,855
Nongfu Spring Co. Ltd., Class H (d)	28,200	123,249
Suntory Beverage & Food Ltd.	900	28,628
Varun Beverages Ltd.	16,122	120,237
		772,505
Specialized Consumer Services - 0.0%*
OneSpaWorld Holdings Ltd.	2,647	52,675
	Number of Shares	Fair Value
Specialized Finance - 0.0%*
Banco Latinoamericano de Comercio Exterior SA	723	$25,717
Chailease Holding Co. Ltd.	22,938	79,062
Far East Horizon Ltd.	23,000	16,788
Mitsubishi HC Capital, Inc.	5,300	34,969
Power Finance Corp. Ltd.	21,365	111,924
REC Ltd.	19,055	111,440
		379,900
Specialty Chemicals - 0.2%
Akzo Nobel NV	1,124	67,460
Arcadium Lithium PLC (a)	28,722	147,344
Arkema SA	316	24,067
Asian Paints Ltd.	5,483	146,105
Clariant AG	1,301	14,542
Covestro AG (a)	1,084	65,104
Croda International PLC	753	31,922
DSM-Firmenich AG	1,224	123,855
EMS-Chemie Holding AG	46	31,084
Evonik Industries AG	1,685	29,279
Ganfeng Lithium Group Co. Ltd., Class A	940	4,483
Givaudan SA	59	258,282
Hoshine Silicon Industry Co. Ltd., Class A	200	1,514
Nippon Paint Holdings Co. Ltd.	5,400	34,906
Nitto Denko Corp.	4,700	78,671
Novonesis (Novozymes) B, Class B	2,319	131,366
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,798	3,896
Shenzhen Capchem Technology Co. Ltd., Class A	180	918
Shin-Etsu Chemical Co. Ltd.	11,612	382,916
Sika AG	1,003	239,666
Syensqo SA	489	35,729
Symrise AG	874	93,200
Tianqi Lithium Corp., Class A	700	3,146
Wanhua Chemical Group Co. Ltd., Class A	3,300	32,072
Zhejiang NHU Co. Ltd., Class A	2,592	7,757
		1,989,284
Steel - 0.2%
APL Apollo Tubes Ltd.	2,056	37,661

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	69

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
ArcelorMittal SA	3,087	$71,700
Baoshan Iron & Steel Co. Ltd., Class A	26,900	25,649
BlueScope Steel Ltd.	2,489	28,803
China Steel Corp.	164,000	98,296
Cia Siderurgica Nacional SA	12,100	17,353
Eregli Demir ve Celik Fabrikalari TAS	44,106	30,435
Fortescue Ltd.	11,146	125,944
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A (a)	42,400	10,742
JFE Holdings, Inc.	3,300	37,202
Jindal Stainless Ltd.	5,001	40,843
Jindal Steel & Power Ltd.	5,210	56,637
JSW Steel Ltd.	8,644	91,020
Kumba Iron Ore Ltd.	1,082	18,707
Nippon Steel Corp.	5,800	116,692
NMDC Ltd.	37,929	29,204
Novolipetsk Steel PJSC GDR (a)(e)**	2,290	—
Novolipetsk Steel PJSC (e)**	4,980	—
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A (a)	10,100	3,962
POSCO Holdings, Inc.	912	155,572
Severstal PAO GDR (a)(e)**	3,070	—
Severstal PAO (e)**	695	—
Tata Steel Ltd.	106,716	172,077
Vale SA	46,240	408,296
		1,576,795
Systems Software - 0.0%*
360 Security Technology, Inc., Class A	4,700	6,626
Check Point Software Technologies Ltd. (a)	579	108,099
Oracle Corp. Japan	237	22,709
Tata Elxsi Ltd.	550	43,663
TOTVS SA	9,138	39,568
Trend Micro, Inc.	800	43,181
		263,846
Technology Distributors - 0.0%*
Synnex Technology International Corp.	21,178	45,735
Unisplendour Corp. Ltd., Class A	3,100	11,751
WPG Holdings Ltd.	25,938	54,116
		111,602
	Number of Shares	Fair Value
Technology Hardware, Storage & Peripherals - 0.5%
Acer, Inc.	43,000	$52,201
Advantech Co. Ltd.	6,599	69,745
Asia Vital Components Co. Ltd.	5,000	95,014
Asustek Computer, Inc.	10,053	188,890
Brother Industries Ltd.	1,400	23,710
Canon, Inc.	6,000	195,119
Catcher Technology Co. Ltd.	7,000	41,422
Compal Electronics, Inc.	62,225	71,460
FUJIFILM Holdings Corp.	7,145	148,001
Gigabyte Technology Co. Ltd.	7,000	58,183
IEIT Systems Co. Ltd., Class A	2,700	19,080
Inventec Corp.	39,249	59,979
Lenovo Group Ltd.	116,000	150,526
Lite-On Technology Corp.	28,693	87,082
Logitech International SA	1,001	82,747
Micro-Star International Co. Ltd.	10,000	55,972
Ninestar Corp., Class A (a)	1,200	4,605
Pegatron Corp.	29,251	81,995
Quanta Computer, Inc.	37,507	328,341
Ricoh Co. Ltd.	3,400	38,658
Samsung Electronics Co. Ltd.	65,725	2,345,515
Seiko Epson Corp.	1,800	32,516
Shenzhen Transsion Holdings Co. Ltd., Class A	725	9,382
Wistron Corp.	38,000	120,545
Wiwynn Corp.	1,000	79,916
Xiaomi Corp., Class B (a)(d)	211,800	940,673
		5,381,277
Textiles - 0.0%*
Eclat Textile Co. Ltd.	3,000	46,577
Tires & Rubber - 0.0%*
Balkrishna Industries Ltd.	1,229	41,775
Bridgestone Corp.	3,796	127,746
Cheng Shin Rubber Industry Co. Ltd.	33,000	49,372
Cie Generale des Etablissements Michelin SCA	4,397	144,788
Hankook Tire & Technology Co. Ltd.	820	21,173
MRF Ltd.	38	57,983
Sailun Group Co. Ltd., Class A	2,300	4,489

See Notes to Schedule of Investments and Notes to Financial Statements.
70	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Shandong Linglong Tyre Co. Ltd., Class A	1,500	$3,686
		451,012
Tobacco - 0.1%
British American Tobacco PLC	12,853	463,596
Imperial Brands PLC	5,280	168,822
ITC Ltd.	42,346	239,221
Japan Tobacco, Inc.	7,707	197,939
KT&G Corp.	1,445	104,558
Smoore International Holdings Ltd. (d)	32,000	54,789
		1,228,925
Trading Companies & Distributors - 0.2%
Adani Enterprises Ltd.	2,302	67,991
AddTech AB, Class B	1,624	44,309
AerCap Holdings NV	1,266	121,156
Ashtead Group PLC	2,878	178,959
Beijer Ref AB	2,381	35,185
BOC Aviation Ltd. (d)	2,700	20,977
Brenntag SE	855	51,401
Bunzl PLC	2,211	91,268
IMCD NV	375	55,723
ITOCHU Corp.	7,709	379,532
Marubeni Corp.	9,400	141,247
Mitsubishi Corp.	21,546	352,945
Mitsui & Co. Ltd.	16,308	338,612
MonotaRO Co. Ltd.	1,500	25,521
Posco International Corp.	924	24,545
Reece Ltd.	1,380	19,122
Rexel SA	1,484	37,802
SGH Ltd.	1,259	35,943
Sumitomo Corp.	7,000	151,666
Toromont Industries Ltd.	539	42,589
Toyota Tsusho Corp.	4,200	74,362
		2,290,855
Transaction & Payment Processing Services - 0.1%
Adyen NV (a)(d)	140	208,322
Edenred SE	1,424	46,817
EVERTEC, Inc.	1,703	58,805
Nexi SpA (a)(d)	3,615	20,115
Pagseguro Digital Ltd., Class A (a)	4,951	30,993
StoneCo Ltd., Class A (a)	11,089	88,379
Wise PLC, Class A (a)	4,045	54,003
		507,434
	Number of Shares	Fair Value
Water Utilities - 0.0%*
Beijing Enterprises Water Group Ltd.	50,000	$16,156
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5,800	83,087
Guangdong Investment Ltd.	48,000	41,463
Severn Trent PLC	1,778	55,847
United Utilities Group PLC	4,488	59,103
		255,656
Wireless Telecommunication Services - 0.3%
Advanced Info Service PCL NVDR	16,772	140,722
America Movil SAB de CV	253,400	182,195
Axiata Group Bhd.	36,600	20,381
Bharti Airtel Ltd.	34,583	641,359
CelcomDigi Bhd.	44,700	36,188
China United Network Communications Ltd., Class A	33,400	24,158
Etihad Etisalat Co.	5,628	79,985
Far EasTone Telecommunications Co. Ltd.	25,000	68,172
Intouch Holdings PCL NVDR	5,700	16,173
Intouch Holdings PCL	6,833	19,440
KDDI Corp.	9,857	314,321
Maxis Bhd.	22,600	18,448
Mobile Telecommunications Co. KSCP	33,002	50,204
Mobile Telecommunications Co. Saudi Arabia	8,107	22,137
Mobile TeleSystems PJSC (e)**	3,970	—
MTN Group Ltd.	24,275	118,339
PLDT, Inc.	960	21,460
Rogers Communications, Inc., Class B	2,359	72,482
SK Telecom Co. Ltd.	1,020	38,222
SoftBank Corp.	184,100	232,670
SoftBank Group Corp.	6,115	349,858
Taiwan Mobile Co. Ltd.	24,946	86,363
Tele2 AB, Class B	3,537	34,972
TIM SA	11,600	27,189
Turkcell Iletisim Hizmetleri AS	18,445	48,407
Vodacom Group Ltd.	8,348	44,841
Vodafone Group PLC	146,232	125,085
Vodafone Idea Ltd. (a)	327,703	30,392
		2,864,163

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	71

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Total Common Stock (Cost $212,965,904)		216,297,478
Preferred Stock - 0.2%
Automobile Manufacturers - 0.0%*
Bayerische Motoren Werke AG 8.30% (b)	362	$27,110
Dr. Ing hc F Porsche AG 3.96% (b)(d)	750	45,434
Hyundai Motor Co. 9.30% (b)	452	47,432
Hyundai Motor Co. 9.47% (b)	349	35,819
Porsche Automobil Holding SE 7.02% (b)	867	32,658
Volkswagen AG 10.17% (b)	1,357	125,161
		313,614
Commodity Chemicals - 0.0%*
LG Chem Ltd. 2.24% (b)	83	8,874
Diversified Banks - 0.1%
Banco Bradesco SA 7.10%	78,921	147,677
Bancolombia SA 10.05% (b)	6,273	50,092
Itau Unibanco Holding SA 7.85%	68,000	338,247
Itausa SA 7.21% (b)	76,977	110,023
		646,039
Diversified Capital Markets - 0.0%*
Banco BTG Pactual SA 4.10% (b)	4	5
Electric Utilities - 0.0%*
Centrais Eletricas Brasileiras SA 9.64% (b)	2,800	17,150
Cia Energetica de Minas Gerais 11.96% (b)	26,707	48,029
Cia Paranaense de Energia - Copel 4.64% (b)	20,200	29,918
		95,097
Household Products - 0.0%*
Henkel AG & Co. KGaA 2.19% (b)	1,114	97,705
Integrated Oil & Gas - 0.1%
Petroleo Brasileiro SA 16.78% (b)	59,700	349,730
Surgutneftegas PJSC (e)**	115,200	—
		349,730
	Number of Shares	Fair Value
Life Sciences Tools & Services - 0.0%*
Sartorius AG 0.35% (b)	148	$32,880
Specialty Chemicals - 0.0%*
Sociedad Quimica y Minera de Chile SA 2.15% (b)	2,053	75,457
Steel - 0.0%*
Gerdau SA 4.32% (b)	19,596	57,540
Technology Hardware, Storage & Peripherals - 0.0%*
Samsung Electronics Co. Ltd. 3.27%	11,742	348,760
Total Preferred Stock (Cost $2,554,601)		2,025,701
Warrant - 0.0%
Application Software - 0.0%
Constellation Software, Inc. (expiring 03/31/40) (a)(e)**	238	—
Total Foreign Equity (Cost $215,520,505)		218,323,179
	Principal Amount
Bonds and Notes - 5.0%
U.S. Treasuries - 5.0%
U.S. Treasury Inflation-Indexed Bonds
0.13% 02/15/51 - 02/15/52	$1,221,044	667,173
0.25% 02/15/50	669,135	390,594
0.63% 02/15/43	679,600	498,073
0.75% 02/15/42 - 02/15/45	1,780,069	1,322,584
0.88% 02/15/47	575,357	416,404
1.00% 02/15/46 - 02/15/49	1,697,799	1,254,760
1.38% 02/15/44	812,634	676,359
1.50% 02/15/53	748,632	600,163
1.75% 01/15/28	791,028	785,713
2.00% 01/15/26	795,185	795,356
2.13% 02/15/40 - 02/15/54	1,773,274	1,685,264
2.38% 01/15/27	766,963	774,303
2.50% 01/15/29	588,080	598,854
3.38% 04/15/32	444,580	481,727
3.63% 04/15/28	741,608	778,659
3.88% 04/15/29	624,033	669,775
U.S. Treasury Inflation-Indexed Notes
0.13% 04/15/26 - 01/15/32	14,437,020	13,289,163
0.25% 07/15/29	1,258,690	1,166,378
0.38% 01/15/27 - 07/15/27	3,344,811	3,233,888
0.50% 01/15/28	1,433,242	1,370,957

See Notes to Schedule of Investments and Notes to Financial Statements.
72	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
0.63% 01/15/26 - 07/15/32	$2,679,477	$2,457,913
0.75% 07/15/28	1,521,575	1,462,168
0.88% 01/15/29	1,368,859	1,307,956
1.13% 01/15/33	1,986,900	1,829,035
1.25% 04/15/28	1,783,733	1,738,652
1.38% 07/15/33	2,021,497	1,892,390
1.63% 10/15/27 - 10/15/29	3,377,432	3,338,777
1.75% 01/15/34	2,146,180	2,058,991
1.88% 07/15/34	2,062,215	1,999,463
2.13% 04/15/29	1,811,405	1,814,589
2.38% 10/15/28	1,648,880	1,675,127
Total Bonds and Notes (Cost $57,011,711)		53,031,208
	Number of Shares
Exchange Traded & Mutual Funds - 25.5%
SPDR Bloomberg High Yield Bond ETF (g)	1,076,703	102,792,835
SPDR Portfolio Aggregate Bond ETF (g)	6,657,752	166,377,223
Total Exchange Traded & Mutual Funds (Cost $272,236,815)		269,170,058
Total Investments in Securities (Cost $869,897,209)		968,586,397
	Number of Shares	Fair Value
Short-Term Investments - 8.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.47% (g)(h) (Cost $87,067,707)	87,067,707	$87,067,707
Total Investments (Cost $956,964,916)		1,055,654,104
Other Assets and Liabilities, net - 0.2%		2,549,127
NET ASSETS - 100.0%		$1,058,203,231

Other Information:
The Fund had the following long futures contracts open at December 31, 2024:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P/Toronto Stock Exchange 60 Index	March 2025	2	$425,250	$413,065	$(12,185)
MSCI Emerging Markets Index Futures	March 2025	17	945,464	912,730	(32,734)
MSCI EAFE Mini Index Futures	March 2025	27	3,168,023	3,061,125	(106,898)
E-mini Russell 1000 Index Futures	March 2025	14	2,340,804	2,273,950	(66,854)
E-mini Russell 2000 Index Futures	March 2025	4	481,771	449,960	(31,811)
					$(250,482)
During the year ended December 31, 2024, the average notional value related to long futures contracts was $10,566,389.
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	73

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At December 31, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities amounted to $7,002,052 or 0.66% of the net assets of the State Street Total Return V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Directors.
(e)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund's Board of Directors. Security value is determined based on level 3 inputs.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(h)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2024.
*	Less than 0.05%.
**	Amount is less than $0.50.
Abbreviations:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
REIT - Real Estate Investment Trust
SPDR - Standard and Poor's Depositary Receipt

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$424,167,093	$3,894,859	$0(a)	$428,061,952
Foreign Equity	155,286,020	63,037,159	0(a)	218,323,179
U.S. Treasuries	—	53,031,208	—	53,031,208
Exchange Traded & Mutual Funds	269,170,058	—	—	269,170,058
Short-Term Investments	87,067,707	—	—	87,067,707
Total Investments in Securities	$935,690,878	$119,963,226	$—	$1,055,654,104
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$(250,482)	$—	$—	$(250,482)
Total Other Financial Instruments	$(250,482)	$—	$—	$(250,482)

(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2024.
See Notes to Schedule of Investments and Notes to Financial Statements.
74	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
The Fund was invested in the following countries/territories at December 31, 2024 (Unaudited):
Country/Territory	Percentage (based on Fair Value)
United States	79.32%
China	2.85%
Japan	2.26%
Taiwan	2.14%
India	1.96%
Canada	1.30%
United Kingdom	1.13%
Republic of Korea	0.92%
France	0.91%
Germany	0.91%
Australia	0.73%
Switzerland	0.62%
Brazil	0.45%
Saudi Arabia	0.42%
Sweden	0.31%
South Africa	0.29%
Denmark	0.29%
Italy	0.26%
Spain	0.26%
Netherlands	0.24%
Mexico	0.20%
Ireland	0.19%
Hong Kong	0.19%
Singapore	0.18%
Thailand	0.17%
Malaysia	0.15%
Indonesia	0.15%
United Arab Emirates	0.13%
Finland	0.10%
Israel	0.09%
Qatar	0.08%
Poland	0.08%
Belgium	0.08%
Kuwait	0.07%
Norway	0.07%
Turkey	0.07%
Country/Territory	Percentage (based on Fair Value)
Philippines	0.05%
Chile	0.05%
Greece	0.05%
New Zealand	0.03%
Puerto Rico	0.03%
Hungary	0.02%
Austria	0.02%
Peru	0.02%
Luxembourg	0.02%
Argentina	0.02%
Czech Republic	0.02%
Bermuda	0.01%
Portugal	0.01%
Cameroon	0.01%
Colombia	0.01%
UAE	0.01%
Macau	0.01%
Monaco	0.01%
Romania	0.01%
Zambia	0.01%
Bahamas	0.01%
Ghana	0.00%***
Egypt	0.00%***
Panama	0.00%***
Jordan	0.00%***
Guernsey	0.00%***
Burkina Faso	0.00%***
Cayman Islands	0.00%***
Isle Of Man	0.00%***
Malta	0.00%***
Gibraltar	0.00%***
Russian Federation	0.00%***
100.00%

***	Less than 0.005%.

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at December 31, 2024 (Unaudited):
Industry	Domestic	Foreign	Total
Exchange Traded Funds	25.50%	0.00%	25.50%
Semiconductors	3.39%	1.41%	4.80%
Diversified Banks	0.97%	3.25%	4.22%
Technology Hardware, Storage & Peripherals	2.35%	0.54%	2.89%
Interactive Media & Services	2.11%	0.59%	2.70%
Systems Software	2.53%	0.03%	2.56%
Pharmaceuticals	1.35%	0.75%	2.10%
Broadline Retail	1.31%	0.57%	1.88%
Application Software	1.41%	0.28%	1.69%
Automobile Manufacturers	0.79%	0.54%	1.33%
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	75

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
Industry	Domestic	Foreign	Total
Biotechnology	1.19%	0.12%	1.31%
Aerospace & Defense	0.71%	0.30%	1.01%
Integrated Oil & Gas	0.64%	0.36%	1.00%
Healthcare Equipment	0.83%	0.11%	0.94%
Transaction & Payment Processing Services	0.87%	0.05%	0.92%
Regional Banks	0.84%	0.05%	0.89%
Electric Utilities	0.52%	0.31%	0.83%
Industrial Machinery & Supplies & Components	0.49%	0.21%	0.70%
IT Consulting & Other Services	0.22%	0.47%	0.69%
Restaurants	0.42%	0.25%	0.67%
Property & Casualty Insurance	0.44%	0.21%	0.65%
Asset Management & Custody Banks	0.46%	0.15%	0.61%
Packaged Foods & Meats	0.38%	0.23%	0.61%
Life & Health Insurance	0.15%	0.44%	0.59%
Electrical Components & Equipment	0.39%	0.20%	0.59%
Semiconductor Materials & Equipment	0.27%	0.32%	0.59%
Consumer Staples Merchandise Retail	0.56%	0.03%	0.59%
Multi-Sector Holdings	0.52%	0.07%	0.59%
Movies & Entertainment	0.54%	0.04%	0.58%
Trading Companies & Distributors	0.30%	0.22%	0.52%
Financial Exchanges & Data	0.37%	0.15%	0.52%
Integrated Telecommunication Services	0.21%	0.30%	0.51%
Oil & Gas Exploration & Production	0.38%	0.12%	0.50%
Investment Banking & Brokerage	0.41%	0.08%	0.49%
Life Sciences Tools & Services	0.40%	0.08%	0.48%
Specialty Chemicals	0.25%	0.20%	0.45%
Hotels, Resorts & Cruise Lines	0.32%	0.13%	0.45%
Industrial Conglomerates	0.13%	0.31%	0.44%
Household Products	0.37%	0.06%	0.43%
Apparel, Accessories & Luxury Goods	0.09%	0.34%	0.43%
Soft Drinks & Non-alcoholic Beverages	0.35%	0.07%	0.42%
Building Products	0.31%	0.10%	0.41%
Construction Machinery & Heavy Transportation Equipment	0.26%	0.15%	0.41%
Managed Healthcare	0.41%	0.00%	0.41%
Communications Equipment	0.34%	0.06%	0.40%
Construction & Engineering	0.21%	0.16%	0.37%
Consumer Finance	0.28%	0.07%	0.35%
Wireless Telecommunication Services	0.08%	0.27%	0.35%
Home Improvement Retail	0.33%	0.01%	0.34%
Oil & Gas Storage & Transportation	0.19%	0.14%	0.33%
Multi-Utilities	0.22%	0.10%	0.32%
Apparel Retail	0.21%	0.11%	0.32%
Personal Care Products	0.09%	0.22%	0.31%
Food Retail	0.09%	0.22%	0.31%
Electronic Components	0.11%	0.19%	0.30%
Research & Consulting Services	0.19%	0.11%	0.30%
Diversified Metals & Mining	0.01%	0.29%	0.30%
Tobacco	0.18%	0.12%	0.30%
Oil & Gas Refining & Marketing	0.11%	0.18%	0.29%
Multi-Line Insurance	0.03%	0.25%	0.28%
Rail Transportation	0.16%	0.12%	0.28%
Steel	0.11%	0.16%	0.27%
Human Resource & Employment Services	0.18%	0.07%	0.25%
Construction Materials	0.16%	0.09%	0.25%
See Notes to Schedule of Investments and Notes to Financial Statements.
76	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
Industry	Domestic	Foreign	Total
Healthcare Services	0.22%	0.02%	0.24%
Electronic Equipment & Instruments	0.16%	0.08%	0.24%
Internet Services & Infrastructure	0.14%	0.09%	0.23%
Healthcare Supplies	0.13%	0.09%	0.22%
Retail REITs	0.19%	0.03%	0.22%
Industrial Gases	0.16%	0.06%	0.22%
Home Building	0.20%	0.02%	0.22%
Air Freight & Logistics	0.13%	0.08%	0.21%
Interactive Home Entertainment	0.06%	0.15%	0.21%
Insurance Brokers	0.20%	0.01%	0.21%
Commodity Chemicals	0.07%	0.12%	0.19%
Gold	0.04%	0.15%	0.19%
Oil & Gas Equipment & Services	0.17%	0.01%	0.18%
Diversified Financial Services	0.09%	0.09%	0.18%
Automotive Parts & Equipment	0.08%	0.10%	0.18%
Automotive Retail	0.16%	0.02%	0.18%
Electronic Manufacturing Services	0.05%	0.12%	0.17%
Environmental & Facilities Services	0.15%	0.01%	0.16%
Gas Utilities	0.08%	0.08%	0.16%
Healthcare Facilities	0.10%	0.06%	0.16%
Heavy Electrical Equipment	0.07%	0.09%	0.16%
Passenger Airlines	0.10%	0.05%	0.15%
Diversified Support Services	0.11%	0.04%	0.15%
Industrial REITs	0.11%	0.04%	0.15%
Health Care REITs	0.15%	0.00%	0.15%
Distillers & Vintners	0.03%	0.11%	0.14%
Independent Power Producers & Energy Traders	0.04%	0.09%	0.13%
Cable & Satellite	0.13%	0.00%	0.13%
Casinos & Gaming	0.08%	0.05%	0.13%
Consumer Electronics	0.02%	0.11%	0.13%
Diversified Capital Markets	0.00%	0.12%	0.12%
Healthcare Distributors	0.10%	0.01%	0.11%
Real Estate Services	0.09%	0.02%	0.11%
Reinsurance	0.05%	0.06%	0.11%
Footwear	0.09%	0.02%	0.11%
Other Specialty Retail	0.09%	0.02%	0.11%
Advertising	0.07%	0.04%	0.11%
Coal & Consumable Fuels	0.03%	0.08%	0.11%
Agricultural & Farm Machinery	0.09%	0.01%	0.10%
Cargo Ground Transportation	0.09%	0.01%	0.10%
Multi-Family Residential REITs	0.10%	0.00%	0.10%
Brewers	0.01%	0.09%	0.10%
Data Processing & Outsourced Services	0.08%	0.02%	0.10%
Diversified Real Estate Activities	0.01%	0.09%	0.10%
Real Estate Development	0.00%	0.10%	0.10%
Telecom Tower REITs	0.09%	0.00%	0.09%
Fertilizers & Agricultural Chemicals	0.05%	0.04%	0.09%
Passenger Ground Transportation	0.08%	0.01%	0.09%
Data Center REITs	0.09%	0.00%	0.09%
Marine Transportation	0.02%	0.07%	0.09%
Education Services	0.07%	0.02%	0.09%
Mortgage REITs	0.08%	0.00%	0.08%
Paper & Plastic Packaging Products & Materials	0.07%	0.01%	0.08%
Office REITs	0.07%	0.01%	0.08%
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	77

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
Industry	Domestic	Foreign	Total
Commercial & Residential Mortgage Finance	0.08%	0.00%	0.08%
Copper	0.03%	0.04%	0.07%
Other Specialized REITs	0.07%	0.00%	0.07%
Diversified REITs	0.05%	0.02%	0.07%
Water Utilities	0.04%	0.02%	0.06%
Technology Distributors	0.05%	0.01%	0.06%
Healthcare Technology	0.05%	0.01%	0.06%
Hotel & Resort REITs	0.06%	0.00%	0.06%
Food Distributors	0.05%	0.01%	0.06%
Diversified Chemicals	0.01%	0.05%	0.06%
Oil & Gas Drilling	0.04%	0.02%	0.06%
Real Estate Operating Companies	0.00%	0.06%	0.06%
Self Storage REITs	0.05%	0.00%	0.05%
Alternative Carriers	0.04%	0.01%	0.05%
Renewable Electricity	0.01%	0.04%	0.05%
Household Appliances	0.02%	0.03%	0.05%
Specialized Finance	0.01%	0.04%	0.05%
Leisure Products	0.04%	0.01%	0.05%
Tires & Rubber	0.01%	0.04%	0.05%
Airport Services	0.00%	0.05%	0.05%
Agricultural Products & Services	0.03%	0.01%	0.04%
Metal, Glass & Plastic Containers	0.04%	0.00%	0.04%
Aluminum	0.01%	0.03%	0.04%
Single-Family Residential REITs	0.04%	0.00%	0.04%
Paper Products	0.01%	0.03%	0.04%
Security & Alarm Services	0.03%	0.01%	0.04%
Specialized Consumer Services	0.03%	0.01%	0.04%
Leisure Facilities	0.03%	0.01%	0.04%
Motorcycle Manufacturers	0.00%	0.04%	0.04%
Drug Retail	0.01%	0.02%	0.03%
Broadcasting	0.03%	0.00%	0.03%
Home Furnishing Retail	0.02%	0.01%	0.03%
Publishing	0.02%	0.01%	0.03%
Highways & Railtracks	0.00%	0.03%	0.03%
Office Services & Supplies	0.02%	0.00%	0.02%
Timber REITs	0.02%	0.00%	0.02%
Computer & Electronics Retail	0.02%	0.00%	0.02%
Home Furnishings	0.02%	0.00%	0.02%
Distributors	0.02%	0.00%	0.02%
Precious Metals & Minerals	0.00%	0.02%	0.02%
Marine Ports & Services	0.00%	0.02%	0.02%
Silver	0.01%	0.00%	0.01%
Forest Products	0.00%	0.01%	0.01%
Commercial Printing	0.00%	0.01%	0.01%
Housewares & Specialties	0.00%	0.00%	0.00%***
Textiles	0.00%	0.00%	0.00%***
			86.73%
Sector	Percentage (based on Fair Value)
U.S. Treasuries	5.02%
Sector	Percentage (based on Fair Value)
Short-Term Investments	8.25%
100.00%

See Notes to Schedule of Investments and Notes to Financial Statements.
78	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2024
***	Less than 0.005%.
Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
SPDR Bloomberg High Yield Bond ETF	426,678	$40,419,207	$173,483,975	$110,323,298	$545,215	$(1,332,264)	1,076,703	$102,792,835	$5,820,816
SPDR Bloomberg International Treasury Bond ETF	1,184,244	27,450,776	14,409,396	40,748,644	1,099,456	(2,210,984)	—	—	57,032
SPDR Gold Shares	142,453	27,232,740	409,989	31,255,469	5,549,925	(1,937,185)	—	—	—
SPDR Portfolio Aggregate Bond ETF	2,899,192	74,335,283	445,233,530	350,277,572	3,436,440	(6,350,458)	6,657,752	166,377,223	3,872,279
SPDR Portfolio Long Term Treasury ETF	713,771	20,713,634	53,172,123	74,439,874	1,492,726	(938,609)	—	—	253,012
State Street Corp.	3,361	260,343	40,205	156,466	4,105	34,470	1,861	182,657	5,260
State Street Institutional U.S. Government Money Market Fund - Class G Shares	30,259,029	30,259,029	552,986,411	496,177,733	—	—	87,067,707	87,067,707	3,486,128
TOTAL		$220,671,012	$1,239,735,629	$1,103,379,056	$12,127,867	$(12,735,030)		$356,420,422	$13,494,527
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	79

State Street Total Return V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	Class 1
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Inception date					7/1/85
Net asset value, beginning of period	$14.76	$13.06	$16.06	$16.63	$15.91
Income/(loss) from investment operations:
Net investment income(a)	0.35	0.30	0.29	0.40	0.27
Net realized and unrealized gains/(losses) on investments	1.32	1.73	(2.94)	1.84	0.75
Total income/(loss) from investment operations	1.67	2.03	(2.65)	2.24	1.02
Contribution from advisor	—	—	—	0.00(b)	—
Contribution from affiliate	—	—	—	0.00(b)	—
Less distributions from:
Net investment income	(0.76)	(0.33)	(0.13)	(0.39)	(0.30)
Net realized gains	(0.00)(b)	—	(0.22)	(2.42)	—
Total distributions	(0.76)	(0.33)	(0.35)	(2.81)	(0.30)
Net asset value, end of period	$15.67	$14.76	$13.06	$16.06	$16.63
Total Return(c)	11.31%	15.48%	(16.51)%	13.45%(d)	6.44%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$618,289	$614,415	$588,132	$768,504	$743,820
Ratios to average net assets:
Gross expenses	0.60%	0.59%	0.64%	0.62%	0.60%
Net investment income	2.21%	2.12%	2.02%	2.22%	1.77%
Portfolio turnover rate	77%	72%(e)	109%(e)	118%(e)	92%(e)
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Rounds to less than $0.005.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	The contribution from an Affiliate and the Adviser had no impact on total return.
(e)	The portfolio turnover calculated for the fiscal years ended 12/31/24, 12/31/23, 12/31/22, 12/31/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 79%, 76%, 127%, 144% and 103%, respectively.
The accompanying Notes are an integral part of these financial statements.
80	Financial Highlights

State Street Total Return V.I.S. Fund
Financial Highlights, continued
Selected data based on a share outstanding throughout the fiscal years indicated
	Class 3
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Inception date					5/1/06
Net asset value, beginning of period	$14.75	$13.05	$16.00	$16.57	$15.86
Income/(loss) from investment operations:
Net investment income(a)	0.30	0.26	0.25	0.35	0.23
Net realized and unrealized gains/(losses) on investments	1.32	1.73	(2.92)	1.84	0.74
Total income/(loss) from investment operations	1.62	1.99	(2.67)	2.19	0.97
Contribution from advisor	—	—	—	0.00(b)	—
Contribution from affiliate	—	—	—	0.00(b)	—
Less distributions from:
Net investment income	(0.70)	(0.29)	(0.06)	(0.34)	(0.26)
Net realized gains	(0.00)(b)	—	(0.22)	(2.42)	—
Total distributions	(0.70)	(0.29)	(0.28)	(2.76)	(0.26)
Net asset value, end of period	$15.67	$14.75	$13.05	$16.00	$16.57
Total Return(c)	11.06%	15.21%	(16.72)%	13.20%(d)	6.14%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$439,914	$750,510	$748,657	$1,035,137	$1,063,931
Ratios to average net assets:
Gross expenses	0.85%	0.84%	0.89%	0.87%	0.85%
Net investment income	1.92%	1.87%	1.77%	1.95%	1.52%
Portfolio turnover rate	77%	72%(e)	109%(e)	118%(e)	92%(e)
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Rounds to less than $0.005.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	The contribution from an Affiliate and the Adviser had no impact on total return.
(e)	The portfolio turnover calculated for the fiscal years ended 12/31/24, 12/31/23, 12/31/22, 12/31/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 79%, 76%, 127%, 144% and 103%, respectively.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	81

State Street Total Return V.I.S. Fund
Statement of Assets and Liabilities — December 31, 2024
Assets
Investments in unaffiliated securities, at fair value (cost $597,519,396)	$699,233,682
Investments in affiliated securities, at fair value (cost $359,445,520)	356,420,422
Cash	114,282
Net cash collateral on deposit with broker for future contracts	544,677
Foreign currency (cost $1,483,376)	1,759,991
Receivable for investments sold	882,309
Income receivables	1,694,442
Income receivable from affiliated investments	327,584
Other assets	6,799
Total assets	1,060,984,188
Liabilities
Payable for investments purchased	495,134
Payable for fund shares redeemed	211,146
Payable for accumulated variation margin on futures contracts	250,318
Payable to the Adviser	321,368
Payable for custody, fund accounting and sub-administration fees	151,345
Accrued other expenses	140,753
Distribution and service fees	652,326
Accrued foreign capital gains tax	558,567
Total liabilities	2,780,957

Net Assets	$1,058,203,231
Net Assets Consist of:
Capital paid in	$985,301,669
Total distributable earnings (loss)	72,901,562
Net Assets	$1,058,203,231

Class 1:
Net Assets	$618,289,241
Shares outstanding ($0.01 par value, unlimited shares authorized)	39,460,024
Net asset value, offering and redemption price per share	$15.67

Class 3:
Net Assets	$439,913,990
Shares outstanding ($0.01 par value, unlimited shares authorized)	28,066,424
Net asset value per share	$15.67
The accompanying Notes are an integral part of these financial statements.
82	Statement of Assets and Liabilities

State Street Total Return V.I.S. Fund
Statement of Operations — For the year ended December 31, 2024
Investment Income
Income
Dividend	$15,359,101
Interest	4,986,071
Income from affiliated investments	13,494,527
Less: Foreign taxes withheld	(909,631)
Total income	32,930,068
Expenses
Advisory and administration fees	4,125,737
Distribution and service fees
Class 1	1,249,590
Class 3	2,492,829
Directors' fees	28,584
Custody, fund accounting and sub-administration fees	417,477
Professional fees	87,478
Registration fees	767
Other expenses	45,221
Total expenses	8,447,683
Net investment income (loss)	$24,482,385
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$91,062,661
Affiliated investments	12,127,867
Futures	1,141,971
Foreign currency transactions	(283,421)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	5,434,420
Affiliated investments	(12,735,030)
Futures	(775,876)
Foreign currency translations	(7,383)
Net realized and unrealized gain (loss) on investments	95,965,209
Net Increase (Decrease) in Net Assets Resulting from Operations	$120,447,594
The accompanying Notes are an integral part of these financial statements.
Statement of Operations	83

State Street Total Return V.I.S. Fund
Statements of Changes in Net Assets
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$24,482,385	$26,567,297
Net realized gain (loss) on investments, futures and foreign currency transactions	104,049,078	(22,347,739)
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and foreign currency translations	(8,083,869)	187,563,300
Net increase (decrease) from operations	120,447,594	191,782,858
Distributions to shareholders:
Total distributions
Class 1	(28,757,603)	(13,520,779)
Class 3	(18,982,757)	(14,685,388)
Total distributions	(47,740,360)	(28,206,167)
Increase (decrease) in assets from operations and distributions	72,707,234	163,576,691
Share transactions:
Proceeds from sale of shares
Class 1	650,360	2,733,621
Class 3	6,385,314	12,013,475
Value of distributions reinvested
Class 1	28,757,603	13,520,779
Class 3	18,982,757	14,685,388
Cost of shares redeemed
Class 1	(63,694,735)	(62,632,529)
Class 3	(370,510,483)	(115,760,740)
Net increase (decrease) from share transactions	(379,429,184)	(135,440,006)
Total increase (decrease) in net assets	(306,721,950)	28,136,685
Net Assets
Beginning of year	1,364,925,181	1,336,788,496
End of year	$1,058,203,231	$1,364,925,181
Changes in Fund Shares
Class 1
Shares sold	40,632	198,196
Issued for distributions reinvested	1,824,721	918,531
Shares redeemed	(4,035,300)	(4,504,249)
Net increase (decrease) in fund shares	(2,169,947)	(3,387,522)
Class 3
Shares sold	415,456	868,314
Issued for distributions reinvested	1,203,726	998,327
Shares redeemed	(24,448,690)	(8,325,107)
Net increase (decrease) in fund shares	(22,829,508)	(6,458,466)
The accompanying Notes are an integral part of these financial statements.
84	Statements of Changes in Net Assets

State Street Total Return V.I.S. Fund
Notes to Financial Statements — December 31, 2024
1.Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund (the “Fund”), State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers two share classes of the Fund as investment options for variable life insurance and variable annuity contracts — Class 1 and Class 3. Class 3 shares were first offered on May 1, 2006, and Fund shares outstanding prior to May 1, 2006 were designated as Class 1 shares. Each class of shares has different fees and expenses, and as a result, each class of shares will have different share price and performance. Not all variable contracts offer each class of the Fund’s shares.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Company. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The
Notes to Financial Statements	85

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2024
Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
86	Notes to Financial Statements

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2024
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2024 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2024, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be
Notes to Financial Statements	87

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2024 distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities During the fiscal year ended December 31, 2024, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
5.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the fiscal year ended December 31, 2024, the Fund entered into futures contracts for cash equitization.
88	Notes to Financial Statements

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2024
The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2024 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Total Return V.I.S. Fund
Futures Contracts	$—	$—	$—	$250,318	$—	$250,318

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Total Return V.I.S. Fund
Futures Contracts	$—	$—	$—	1,141,971	$—	$1,141,971

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Total Return V.I.S. Fund
Futures Contracts	$—	$—	$—	$(775,876)	$—	$(775,876)
6.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.35%.
Investor Service Plan — Class 1 and Class 3 Shares The Company adopted an Investor Service Plan (the “Service Plan”) on December 9, 2005 for Class 1 shares and on May 1, 2009 for Class 3 shares of the Fund. The Service Plan was not adopted pursuant to Rule 12b-1 under the 1940 Act. Each Service Plan provides that during any fiscal year, the amount of compensation paid under the Service Plan by the Fund Class 1 or Class 3 shares may not exceed the annual rate of 0.20% of the average daily net assets of the Fund attributable to each such share class.
Distribution and Shareholder Service (12b-1) Fees The Company has adopted a Distribution and Service (12b-1) Plan (the “12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to each of Class 1 and Class 3 shares of the Fund. Under the 12b-1 Plan for Class 1 shares that became effective May 1, 2009, payments made under the Class 1 Investor Service Plan are covered in the event that any portion of compensation paid pursuant to the Class 1 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 1 shares to finance distribution of such shares. Under the 12b-1 Plan for Class 3 shares, the Company, on behalf of the Fund, may have compensated State Street Global Advisors Funds Distributors, LLC (“SSGA FD”), the distributor of the shares of the Fund, for certain sales services provided by SSGA FD or other broker dealers and investor services provided by SSGA FD or other service providers relating to the Fund’s Class 3 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer Class 3 shares as an investment option under such variable contracts. The amount of compensation paid under the 12b-1 Plan for Class 3 shares may not exceed 0.25% of the average daily net assets of the Fund attributable to such
Notes to Financial Statements	89

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2024 share class. The 12b-1 Plan continues in effect from year to year for so long as such continuance is approved annually by the Board, including by those Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to it. In addition, the Class 3 12b-1 Plan covers payments made under the Class 3 Investor Service Plan in the event that any portion of compensation paid pursuant to the Class 3 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 3 shares to finance distribution of such shares.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2024 are disclosed in the Schedule of Investments.
7.Directors' Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
8.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2024 were as follows:
U.S. Government Securities
Purchases	Sales
$31,196,589	$152,254,495
Non-U.S. Government Securities
Purchases	Sales
$819,050,152	$1,159,059,990
9.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAVs or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to capital loss carryforwards, nontaxable dividend adjustments to income, foreign currencies, foreign capital gains taxes, REITs, grantor trusts,
90	Notes to Financial Statements

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2024 premium amortization, investments in futures, investments in partnerships, passive foreign investment company gains and losses, paydown gains and losses, and wash sale loss deferrals.
The tax character of distributions paid during the fiscal year ended December 31, 2024 were as follows:
Ordinary Income	Long-Term Capital Gains	Total
$47,520,616	$219,744	$47,740,360
The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:
Ordinary Income	Long-Term Capital Gains	Total
$28,206,167	$—	$28,206,167
At December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$835,019	$—	$—	$6,109,790	$65,956,753	$—	$72,901,562
As of December 31, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$989,101,392	$119,960,013	$53,657,783	$66,302,230
10.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $194.29 million of a $1.36 billion ($180 million of $1.26 billion prior to November 1, 2024 and $180 million of $960 million prior to October 3, 2024) credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of December 31, 2024.
11.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Interest Rate Risk The risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate
Notes to Financial Statements	91

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2024 effect on the values of the Fund’s investments. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.
Foreign and Emerging Markets Risk Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Russian Sanctions Risk Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
12.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
92	Notes to Financial Statements

State Street Total Return V.I.S. Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of State Street Total Return V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.
Opinion on the Financial Statements and Schedule of Investments in Securities
We have audited the accompanying statement of assets and liabilities of State Street Total Return V.I.S. Fund (the “Fund”) (one of the series constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the summary schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements and schedule of investments in securities present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 18, 2025
Report of Independent Registered Public Accounting Firm	93

State Street Total Return V.I.S. Fund
Other Information — December 31, 2024
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2024.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Interest Dividends
The Fund reports the maximum amount allowable as Section 163(j) Interest Dividend.
Long Term Capital Gain Distributions
Long term capital gains dividends were paid from the Fund during the year ended December 31, 2024 in the amount of $219,744.
94	Other Information

State Street Total Return V.I.S. Fund
Proxy Disclosure for Open-End Management Investment Companies — December 31, 2024 (Unaudited)
Shareholder Meeting Results
Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 6, 2024 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the table below.
All Funds
Proposal 1: To elect the following as Directors of the Company:
Proposed Director	Shares For	Shares Withheld
Patrick J. Riley	73,750,198.987	1,759,144.984
Donna M. Rapaccioli	73,872,469.845	1,636,874.126
Margaret K. McLaughlin	73,959,592.918	1,549,751.053
George M. Pereira	73,932,719.109	1,576,624.862
Mark E. Swanson	73,862,069.730	1,647,274.241
Jeanne LaPorta	73,881,354.092	1,627,989.879
95

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to this filing.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Not applicable to the Registrant.

(a)(3)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(101) Inline Interactive Data File—the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	February 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	February 28, 2025

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	February 28, 2025